UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

June 30, 2013

Columbia Variable Portfolio — Core Bond Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Core Bond Fund

Portfolio Overview	2
Understanding Your Fund's Expenses	3
Portfolio of Investments	4
Statement of Assets and Liabilities	24
Statement of Operations	26
Statement of Changes in Net Assets	27
Financial Highlights	29
Notes to Financial Statements	31
Board Consideration and Approval of Advisory Agreement	38
Important Information About This Report	41

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio — Core Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2013)
Asset-Backed Securities — Agency	1.1
Asset-Backed Securities — Non-Agency	2.7
Commercial Mortgage-Backed Securities — Non-Agency	9.9
Corporate Bonds & Notes	29.0
Foreign Government Obligations	0.8
Inflation-Indexed Bonds	0.2
Money Market Funds	3.9
Municipal Bonds	0.8
Preferred Debt	1.3
Residential Mortgage-Backed Securities — Agency	24.8
Residential Mortgage-Backed Securities — Non-Agency	1.1
Treasury Bills	10.3
U.S. Government & Agency Obligations	0.2
U.S. Treasury Obligations	13.9
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at June 30, 2013)
AAA rating	57.0
AA rating	6.4
A rating	10.2
BBB rating	22.4
BB rating	1.6
B rating	0.9
Non-investment grade	0.3
Not rated	1.2
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Carl Pappo, CFA

Michael Zazzarino

Semiannual Report 2013
2

Columbia Variable Portfolio — Core Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 — June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class 1	1,000.00	1,000.00	960.00	*	1,021.73	0.90	*	2.83	0.57	*
Class 2	1,000.00	1,000.00	960.00	*	1,020.50	1.30	*	4.06	0.82	*

*For the period April 30, 2013 through June 30, 2013. Class 1 shares and Class 2 shares commenced operations on April 30, 2013.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
3

Columbia Variable Portfolio — Core Bond Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 32.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
B/E Aerospace, Inc. Senior Unsecured 04/01/22	5.250%	102,000	102,000
Bombardier, Inc. Senior Notes(a) 01/15/23	6.125%	121,000	120,395
Huntington Ingalls Industries, Inc. 03/15/18	6.875%	95,000	101,531
L-3 Communications Corp. 02/15/21	4.950%	2,665,000	2,813,896
Lockheed Martin Corp. Senior Unsecured 09/15/21	3.350%	640,000	636,879
TransDigm, Inc. 12/15/18	7.750%	44,000	46,310
TransDigm, Inc.(a) 10/15/20	5.500%	49,000	46,305
Total			3,867,316
Automotive 1.0%
Allison Transmission, Inc.(a) 05/15/19	7.125%	94,000	99,405
American Axle & Manufacturing, Inc. 03/15/21	6.250%	82,000	83,332
Chrysler Group LLC/Co-Issuer, Inc. Secured 06/15/19	8.000%	131,000	142,954
Ford Motor Co. Senior Unsecured 02/01/29	6.375%	1,495,000	1,584,347
07/16/31	7.450%	1,407,000	1,684,482
11/01/46	7.400%	1,030,000	1,213,568
Ford Motor Credit Co. LLC Senior Unsecured 04/15/16	4.207%	975,000	1,018,532
06/15/16	3.984%	10,145,000	10,628,206
General Motors Financial Co., Inc.(a) Senior Unsecured 05/15/18	3.250%	22,000	21,395
05/15/23	4.250%	31,000	28,869
Jaguar Land Rover Automotive PLC(a) 02/01/23	5.625%	109,000	105,730
Schaeffler Finance BV(a) Senior Secured 02/15/19	8.500%	79,000	88,677
05/15/21	4.750%	74,000	70,300
Total			16,769,797

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 5.3%
Ally Financial, Inc. 02/15/17	5.500%	76,000	79,406
03/15/20	8.000%	512,000	594,560
Bank of America Corp. Senior Unsecured 01/24/22	5.700%	2,310,000	2,564,204
Bank of Montreal Senior Unsecured 11/06/22	2.550%	4,910,000	4,566,984
Bank of New York Mellon Corp. (The) Senior Unsecured 05/15/19	5.450%	574,000	663,047
Bank of New York Mellon(b) 12/29/49	4.500%	4,575,000	4,254,750
Barclays Bank PLC(a)(b) 09/29/49	7.434%	3,540,000	3,681,600
Barclays Bank PLC(b) 12/15/49	6.278%	2,270,000	2,190,550
Citigroup, Inc. Subordinated Notes 08/25/36	6.125%	1,680,000	1,644,870
City National Bank Subordinated Notes 07/15/22	5.375%	2,205,000	2,346,867
Credit Agricole SA(a)(b) 12/31/49	8.375%	2,835,000	3,001,556
HSBC USA, Inc. Subordinated Notes 09/27/20	5.000%	3,840,000	4,022,788
ING Bank NV Senior Unsecured(a) 03/15/16	4.000%	3,840,000	4,050,586
JPMorgan Chase & Co. Senior Unsecured 09/23/22	3.250%	1,570,000	1,490,561
JPMorgan Chase & Co.(b) 04/29/49	7.900%	1,712,000	1,934,560
12/29/49	5.150%	2,034,000	1,937,385
JPMorgan Chase Capital XXI(b) 02/02/37	1.223%	7,375,000	5,605,000
JPMorgan Chase Capital XXIII(b) 05/15/47	1.275%	7,510,000	5,707,600
KeyCorp Senior Unsecured 03/24/21	5.100%	5,565,000	6,191,419
M&T Bank Corp.(a) 12/31/49	6.875%	4,676,000	4,865,995

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
4

Columbia Variable Portfolio — Core Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mellon Capital IV(b) 06/29/49	4.000%	180,000	165,600
Merrill Lynch & Co., Inc. Subordinated Notes 05/02/17	5.700%	1,395,000	1,502,359
Royal Bank of Scotland Group PLC Senior Unsecured 09/18/15	2.550%	2,525,000	2,567,316
Societe Generale SA Subordinated Notes(b) 12/31/49	6.625%	1,090,000	1,096,082
State Street Capital Trust IV(b) 06/01/67	1.273%	1,870,000	1,516,140
State Street Corp. 03/15/18	4.956%	6,420,000	7,073,197
Synovus Financial Corp. Senior Unsecured 02/15/19	7.875%	195,000	216,450
U.S. Bancorp Subordinated Notes 07/15/22	2.950%	9,368,000	8,690,206
Wells Fargo Capital X 12/15/36	5.950%	2,040,000	2,009,400
Total			86,231,038
Brokerage —%
E*TRADE Financial Corp. Senior Unsecured 11/15/19	6.375%	116,000	117,740
Building Materials —%
HD Supply, Inc. Secured 04/15/20	11.000%	65,000	75,725
Nortek, Inc. 12/01/18	10.000%	19,000	20,615
04/15/21	8.500%	103,000	110,210
Total			206,550
Chemicals 0.7%
Ashland, Inc.(a) 08/15/22	4.750%	72,000	71,280
08/15/22	4.750%	54,000	53,460
Celanese U.S. Holdings LLC 06/15/21	5.875%	139,000	147,340
Huntsman International LLC 11/15/20	4.875%	51,000	50,362
Lubrizol Corp. 02/01/19	8.875%	2,795,000	3,674,109

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LyondellBasell Industries NV Senior Unsecured 04/15/19	5.000%	1,860,000	2,023,859
11/15/21	6.000%	4,145,000	4,657,761
Momentive Performance Materials, Inc. Senior Secured 10/15/20	10.000%	23,000	23,920
PQ Corp. Secured(a) 05/01/18	8.750%	366,000	373,320
Total			11,075,411
Construction Machinery 0.1%
Caterpillar, Inc. Senior Unsecured 06/26/22	2.600%	1,145,000	1,093,622
H&E Equipment Services, Inc. 09/01/22	7.000%	17,000	17,723
Neff Rental LLC/Finance Corp. Secured(a) 05/15/16	9.625%	149,000	153,470
United Rentals North America, Inc. 12/15/19	9.250%	112,000	124,040
04/15/22	7.625%	127,000	137,477
Secured 07/15/18	5.750%	90,000	94,500
Total			1,620,832
Consumer Cyclical Services 0.1%
Corrections Corp. of America(a) 05/01/23	4.625%	64,000	62,720
GNET Escrow Corp. Senior Secured(a) 07/01/18	12.125%	56,000	58,800
Goodman Networks, Inc. Senior Secured(a) 07/01/18	13.125%	113,000	119,780
Monitronics International, Inc. 04/01/20	9.125%	65,000	66,300
Vivint, Inc.(a) Senior Secured 12/01/19	6.375%	356,000	338,200
Senior Unsecured 12/01/20	8.750%	183,000	174,307
Total			820,107
Consumer Products —%
First Quality Finance Co., Inc. Senior Unsecured(a) 05/15/21	4.625%	94,000	89,300

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Variable Portfolio — Core Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Serta Simmons Holdings LLC Senior Unsecured(a) 10/01/20	8.125%	140,000	143,325
Spectrum Brands, Inc. 03/15/20	6.750%	138,000	145,418
Tempur Sealy International, Inc.(a) 12/15/20	6.875%	18,000	18,990
Total			397,033
Diversified Manufacturing 0.4%
Amsted Industries, Inc. Senior Notes(a) 03/15/18	8.125%	155,000	163,138
Apex Tool Group LLC(a) 02/01/21	7.000%	34,000	34,680
General Electric Co. Senior Unsecured 10/09/22	2.700%	2,970,000	2,810,787
10/09/42	4.125%	2,927,000	2,723,559
Silver II Borrower/US Holdings LLC(a) 12/15/20	7.750%	109,000	109,545
Total			5,841,709
Electric 3.8%
Alabama Power Co. Senior Unsecured 03/15/41	5.500%	3,205,000	3,563,909
01/15/42	4.100%	695,000	637,290
CMS Energy Corp. Senior Unsecured 02/15/18	5.050%	1,334,000	1,476,215
Calpine Corp. Senior Secured(a) 02/15/21	7.500%	129,000	137,385
Commonwealth Edison Co. 1st Mortgage 09/15/17	6.150%	2,035,000	2,372,387
08/01/20	4.000%	4,115,000	4,408,609
03/15/36	5.900%	850,000	999,662
Consolidated Edison Co. of New York, Inc. Senior Unsecured 04/01/38	6.750%	1,010,000	1,304,343
Duke Energy Carolinas LLC 1st Refunding Mortgage 09/30/42	4.000%	2,804,000	2,540,267
FirstEnergy Corp. Senior Unsecured 03/15/18	2.750%	4,650,000	4,526,947
03/15/23	4.250%	1,425,000	1,323,989

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GenOn Energy, Inc. Senior Unsecured 10/15/18	9.500%	167,000	185,370
Georgia Power Co. Senior Unsecured 09/01/40	4.750%	1,535,000	1,514,827
Nevada Power Co. 05/15/18	6.500%	1,540,000	1,837,494
08/01/18	6.500%	312,000	375,019
09/15/40	5.375%	5,230,000	5,760,137
05/15/41	5.450%	2,600,000	2,931,846
Niagara Mohawk Power Corp. Senior Unsecured(a) 08/15/19	4.881%	1,472,000	1,638,452
Oncor Electric Delivery Co. LLC Senior Secured 09/30/40	5.250%	1,480,000	1,560,303
Oncor Electric Delivery Co. LLC(a) Senior Secured 12/01/41	4.550%	3,520,000	3,338,681
PPL Capital Funding, Inc. 06/01/18	1.900%	2,280,000	2,239,660
06/01/23	3.400%	6,655,000	6,305,433
Pacific Gas & Electric Co. Senior Unsecured 06/15/23	3.250%	3,307,000	3,238,472
01/15/40	5.400%	1,155,000	1,260,720
Peco Energy Co. 1st Mortgage 03/01/18	5.350%	1,508,000	1,730,803
Sierra Pacific Power Co. 05/15/16	6.000%	2,569,000	2,909,631
Southern California Edison Co. 1st Refunding Mortgage 09/01/40	4.500%	1,285,000	1,279,531
Toledo Edison Co. (The) Senior Secured 05/15/37	6.150%	690,000	790,655
Total			62,188,037
Entertainment 0.1%
Cedar Fair LP/Canada's Wonderland Co./ Magnum Management Corp.(a) 03/15/21	5.250%	80,000	76,800
Cinemark USA, Inc. 12/15/22	5.125%	51,000	49,215
Time Warner, Inc. 11/15/36	6.500%	1,975,000	2,233,693
Total			2,359,708

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Variable Portfolio — Core Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental —%
Clean Harbors, Inc. 08/01/20	5.250%	175,000	177,625
Food and Beverage 1.8%
B&G Foods, Inc. 06/01/21	4.625%	152,000	145,160
Campbell Soup Co. Senior Unsecured 08/02/22	2.500%	1,325,000	1,208,276
08/02/42	3.800%	1,961,000	1,631,874
Coca-Cola Co. (The) Senior Unsecured 09/01/21	3.300%	2,944,000	3,009,960
ConAgra Foods, Inc. Senior Unsecured 01/25/18	1.900%	2,739,000	2,692,659
10/01/28	7.000%	3,534,000	4,248,345
Constellation Brands Inc. Senior Unsecured 05/01/21	3.750%	45,000	42,131
05/01/23	4.250%	112,000	105,700
General Mills, Inc. Senior Unsecured 12/15/21	3.150%	4,420,000	4,414,020
HJ Heinz Co. Secured(a) 10/15/20	4.250%	213,000	203,681
Heineken NV(a) Senior Unsecured 10/01/17	1.400%	8,495,000	8,253,759
10/01/42	4.000%	430,000	366,194
Mondelez International, Inc. Senior Unsecured 02/09/40	6.500%	710,000	836,441
PepsiCo, Inc. Senior Unsecured 01/15/20	4.500%	2,260,000	2,495,268
Pinnacle Foods Finance LLC/Corp.(a) 05/01/21	4.875%	68,000	64,940
Shearer's Foods, Inc. LLC Senior Secured(a) 11/01/19	9.000%	80,000	84,600
Total			29,803,008
Gaming 0.1%
Caesars Entertainment Operating Co., Inc. Senior Secured 02/15/20	8.500%	109,000	102,732

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Caesars Operating Escrow LLC/Corp. Senior Secured(a) 02/15/20	9.000%	18,000	17,190
MGM Resorts International 03/01/18	11.375%	141,000	176,250
10/01/20	6.750%	18,000	18,630
12/15/21	6.625%	44,000	45,375
ROC Finance LLC/Corp. Secured(a) 09/01/18	12.125%	190,000	216,125
Seminole Indian Tribe of Florida(a) Secured 10/01/17	7.750%	18,000	19,125
Senior Secured 10/01/20	6.535%	187,000	198,220
Seneca Gaming Corp.(a) 12/01/18	8.250%	101,000	107,565
Studio City Finance Ltd.(a) 12/01/20	8.500%	224,000	241,360
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured(a) 06/01/21	6.375%	82,000	79,335
Tunica-Biloxi Gaming Authority Senior Unsecured(a) 11/15/15	9.000%	60,000	52,500
Total			1,274,407
Gas Distributors 0.1%
Sempra Energy Senior Unsecured 06/01/16	6.500%	865,000	991,888
Gas Pipelines 2.1%
Access Midstream Partners LP/Finance Corp. 05/15/23	4.875%	191,000	177,153
El Paso LLC Senior Secured 09/15/20	6.500%	296,000	315,543
01/15/32	7.750%	75,000	79,682
El Paso Pipeline Partners Operating Co. LLC 10/01/21	5.000%	3,846,000	4,126,408
Enterprise Products Operating LLC 03/15/23	3.350%	1,665,000	1,602,236
02/01/41	5.950%	1,950,000	2,124,443
02/15/42	5.700%	710,000	751,867
Kinder Morgan Energy Partners LP Senior Unsecured 01/15/38	6.950%	785,000	928,106
09/01/39	6.500%	990,000	1,107,526

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Variable Portfolio — Core Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MarkWest Energy Partners LP/Finance Corp. 06/15/22	6.250%	104,000	105,820
02/15/23	5.500%	154,000	151,690
07/15/23	4.500%	23,000	21,045
NiSource Finance Corp. 02/15/23	3.850%	3,640,000	3,532,005
12/15/40	6.250%	1,345,000	1,487,602
Regency Energy Partners LP/Finance Corp. 12/01/18	6.875%	155,000	163,913
07/15/21	6.500%	160,000	167,200
04/15/23	5.500%	108,000	106,380
Regency Energy Partners LP/Finance Corp.(a) 11/01/23	4.500%	66,000	59,730
Sabine Pass Liquefaction LLC Senior Secured(a) 02/01/21	5.625%	128,000	124,160
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured 06/15/21	4.400%	1,700,000	1,775,864
Southern Natural Gas Co. LLC Senior Unsecured 03/01/32	8.000%	2,615,000	3,468,567
TransCanada PipeLines Ltd.(b) 05/15/67	6.350%	6,196,000	6,461,437
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured 08/01/42	4.450%	2,015,000	1,826,821
Williams Partners LP Senior Unsecured 04/15/40	6.300%	2,970,000	3,113,350
Total			33,778,548
Health Care 0.8%
Amsurg Corp. 11/30/20	5.625%	53,000	53,000
CHS/Community Health Systems, Inc. 11/15/19	8.000%	162,000	172,328
Senior Secured 08/15/18	5.125%	109,000	110,635
ConvaTec Healthcare E SA Senior Unsecured(a) 12/15/18	10.500%	204,000	222,870
Express Scripts Holding Co. 02/15/17	2.650%	4,835,000	4,923,253
02/15/22	3.900%	1,830,000	1,852,926
HCA Holdings, Inc. Senior Unsecured 02/15/21	6.250%	49,000	49,980

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc. 02/15/22	7.500%	300,000	332,250
05/01/23	5.875%	71,000	71,178
Senior Secured 02/15/20	6.500%	198,000	214,211
02/15/20	7.875%	40,000	43,075
IASIS Healthcare LLC/Capital Corp. 05/15/19	8.375%	164,000	165,538
IMS Health, Inc. Senior Unsecured(a) 11/01/20	6.000%	72,000	73,260
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured 11/01/18	10.500%	70,000	75,075
McKesson Corp. Senior Unsecured 12/15/22	2.700%	3,750,000	3,496,462
Physio-Control International, Inc. Senior Secured(a) 01/15/19	9.875%	115,000	126,500
Radnet Management, Inc. 04/01/18	10.375%	61,000	65,270
STHI Holding Corp. Secured(a) 03/15/18	8.000%	129,000	139,320
Tenet Healthcare Corp. Senior Secured 06/01/20	4.750%	64,000	61,680
Tenet Healthcare Corp.(a) Senior Secured 04/01/21	4.500%	96,000	89,520
Truven Health Analytics, Inc.(a) 06/01/20	10.625%	98,000	108,290
Vanguard Health Holding Co. II LLC/Inc. 02/01/18	8.000%	217,000	230,020
02/01/19	7.750%	79,000	83,740
Total			12,760,381
Healthcare Insurance 0.1%
Aetna, Inc. Senior Unsecured 11/15/22	2.750%	1,675,000	1,542,653
Home Construction —%
Ashton Woods U.S.A. LLC/Finance Co.(a) 02/15/21	6.875%	38,000	38,380
Beazer Homes USA, Inc. 05/15/19	9.125%	51,000	53,423
Meritage Homes Corp. 03/01/18	4.500%	67,000	66,330

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Variable Portfolio — Core Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Taylor Morrison Communities, Inc./Monarch, Inc.(a) 04/15/20	7.750%	116,000	124,990
04/15/21	5.250%	37,000	35,150
Total			318,273
Independent Energy 1.6%
Anadarko Petroleum Corp. Senior Unsecured 09/15/17	6.375%	790,000	909,391
03/15/40	6.200%	705,000	790,992
Antero Resources Finance Corp. 08/01/19	7.250%	36,000	37,530
Canadian Natural Resources Ltd. Senior Unsecured 03/15/38	6.250%	2,730,000	3,049,410
Chesapeake Energy Corp. 08/15/20	6.625%	260,000	277,550
03/15/23	5.750%	100,000	101,250
Comstock Resources, Inc. 06/15/20	9.500%	144,000	155,520
Continental Resources, Inc. 04/01/21	7.125%	198,000	218,295
Devon Energy Corp. Senior Unsecured 01/15/19	6.300%	745,000	863,196
05/15/42	4.750%	835,000	779,459
EnCana Corp. Senior Unsecured 11/15/21	3.900%	720,000	730,866
Halcon Resources Corp. 05/15/21	8.875%	156,000	151,320
Hess Corp. Senior Unsecured 02/15/19	8.125%	500,000	625,474
10/01/29	7.875%	785,000	980,833
08/15/31	7.300%	2,375,000	2,846,799
02/15/41	5.600%	1,885,000	1,925,084
Kodiak Oil & Gas Corp.(a) 01/15/21	5.500%	125,000	121,875
LBC Tank Terminals Holding Netherlands BV(a) 05/15/23	6.875%	78,000	78,195
Laredo Petroleum, Inc. 02/15/19	9.500%	197,000	216,700
05/01/22	7.375%	134,000	140,700
Nexen, Inc. Senior Unsecured 05/15/37	6.400%	1,475,000	1,603,155
07/30/39	7.500%	3,340,000	4,079,059
Plains Exploration & Production Co. 02/15/23	6.875%	122,000	130,528

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
QEP Resources, Inc. Senior Unsecured 05/01/23	5.250%	197,000	192,075
Range Resources Corp. 05/15/19	8.000%	145,000	154,425
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured(a) 09/30/20	5.298%	837,273	900,068
SM Energy Co. Senior Unsecured 11/15/21	6.500%	73,000	76,650
SM Energy Co.(a) Senior Unsecured 01/15/24	5.000%	110,000	105,050
Woodside Finance Ltd.(a) 05/10/21	4.600%	2,955,000	3,108,288
Total			25,349,737
Integrated Energy 1.5%
Chevron Corp. Senior Unsecured 06/24/20	2.427%	11,490,000	11,424,518
Shell International Finance BV 08/21/22	2.375%	11,785,000	11,012,694
03/25/40	5.500%	1,330,000	1,545,320
Total			23,982,532
Life Insurance 1.3%
ING U.S., Inc.(a)(b) 05/15/53	5.650%	1,750,000	1,657,361
MetLife Capital Trust X(a) 04/08/38	9.250%	3,900,000	5,148,000
MetLife, Inc. 08/01/39	10.750%	1,440,000	2,224,800
Prudential Financial, Inc. Senior Unsecured 12/01/17	6.000%	130,000	149,283
Prudential Financial, Inc.(b) 06/15/38	8.875%	8,855,000	10,626,000
09/15/42	5.875%	1,635,000	1,639,088
03/15/44	5.200%	235,000	222,075
Total			21,666,607
Lodging —%
Choice Hotels International, Inc. 07/01/22	5.750%	82,000	86,920
Media Cable 0.4%
CCO Holdings LLC/Capital Corp. 01/31/22	6.625%	208,000	216,840

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Variable Portfolio — Core Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC Senior Unsecured 02/15/18	7.875%	256,000	290,560
Cablevision Systems Corp. Senior Unsecured 09/15/22	5.875%	79,000	76,433
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a) 09/15/20	6.375%	121,000	123,117
Cogeco Cable, Inc.(a) 05/01/20	4.875%	30,000	29,175
DIRECTV Holdings LLC/Financing Co., Inc. 03/15/17	2.400%	2,279,000	2,290,014
03/01/21	5.000%	790,000	832,144
DISH DBS Corp. 06/01/21	6.750%	265,000	281,562
03/15/23	5.000%	71,000	68,338
NBCUniversal Enterprise, Inc.(a) 04/15/19	1.974%	1,725,000	1,668,586
Quebecor Media, Inc. Senior Unsecured 01/15/23	5.750%	151,000	147,225
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured(a) 01/15/23	5.500%	64,000	60,960
Videotron Ltd. 07/15/22	5.000%	70,000	68,250
WaveDivision Escrow LLC/Corp. Senior Unsecured(a) 09/01/20	8.125%	4,000	4,140
WideOpenWest Finance LLC/Capital Corp. 07/15/19	10.250%	61,000	64,965
Total			6,222,309
Media Non-Cable 0.5%
AMC Networks, Inc. 07/15/21	7.750%	221,000	241,995
12/15/22	4.750%	69,000	66,585
Clear Channel Communications, Inc. Senior Secured 03/01/21	9.000%	65,000	61,750
Clear Channel Worldwide Holdings, Inc. 03/15/20	7.625%	197,000	203,895
Clear Channel Worldwide Holdings, Inc.(a) 11/15/22	6.500%	162,000	166,860
DigitalGlobe, Inc.(a) 02/01/21	5.250%	55,000	52,800

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hughes Satellite Systems Corp. 06/15/21	7.625%	119,000	126,438
Senior Secured 06/15/19	6.500%	70,000	74,200
Intelsat Jackson Holdings SA 10/15/20	7.250%	366,000	384,300
Intelsat Luxembourg SA(a) 06/01/23	8.125%	143,000	146,932
News America, Inc. 12/15/35	6.400%	2,880,000	3,216,934
Reed Elsevier Capital, Inc.(a) 10/15/22	3.125%	2,605,000	2,416,141
Sirius XM Radio, Inc.(a) Senior Unsecured 05/15/20	4.250%	112,000	105,280
05/15/23	4.625%	144,000	133,200
Univision Communications, Inc.(a) 05/15/21	8.500%	77,000	81,620
Senior Secured 11/01/20	7.875%	117,000	127,530
09/15/22	6.750%	92,000	96,600
05/15/23	5.125%	72,000	68,040
Total			7,771,100
Metals 0.6%
Alpha Natural Resources, Inc. 04/15/18	9.750%	59,000	56,861
ArcelorMittal USA LLC 04/15/14	6.500%	1,610,000	1,670,444
ArcelorMittal Senior Unsecured 02/25/15	4.250%	2,133,000	2,148,997
08/05/15	4.250%	2,021,000	2,041,210
10/15/39	7.500%	120,000	114,000
03/01/41	7.250%	715,000	668,525
Arch Coal, Inc.(a) 06/15/19	9.875%	147,000	139,650
Calcipar SA Senior Secured(a) 05/01/18	6.875%	133,000	136,325
FQM Akubra, Inc.(a) 06/01/20	8.750%	198,000	202,455
06/01/21	7.500%	76,000	72,770
JMC Steel Group, Inc. Senior Notes(a) 03/15/18	8.250%	88,000	86,020
Peabody Energy Corp. 11/15/21	6.250%	115,000	110,975
Rio Tinto Finance USA PLC 08/21/22	2.875%	650,000	595,984

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Variable Portfolio — Core Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vale Overseas Ltd. 11/21/36	6.875%	2,370,000	2,399,597
Total			10,443,813
Non-Captive Consumer 0.5%
Discover Financial Services Senior Unsecured 04/27/22	5.200%	575,000	593,496
11/21/22	3.850%	3,490,000	3,277,414
HSBC Finance Capital Trust IX(b) 11/30/35	5.911%	1,400,000	1,407,700
HSBC Finance Corp. Subordinated Notes 01/15/21	6.676%	2,610,000	2,885,483
Springleaf Finance Corp. Senior Unsecured 12/15/17	6.900%	100,000	98,250
Total			8,262,343
Non-Captive Diversified 0.9%
Air Lease Corp. 03/01/20	4.750%	220,000	212,300
CIT Group, Inc. Senior Unsecured 08/15/17	4.250%	83,000	83,415
CIT Group, Inc.(a) Senior Unsecured 02/15/19	5.500%	461,000	473,678
General Electric Capital Corp. Senior Unsecured 01/07/21	4.625%	3,950,000	4,220,212
09/07/22	3.150%	4,505,000	4,256,869
01/09/23	3.100%	4,280,000	4,043,170
International Lease Finance Corp. Senior Unsecured 04/15/18	3.875%	9,000	8,460
12/15/20	8.250%	586,000	658,517
Total			13,956,621
Oil Field Services 0.1%
Green Field Energy Services, Inc.(a) Senior Secured 11/15/16	13.250%	208,000	215,280
11/15/16	13.250%	5,000	5,175
Offshore Group Investments Ltd. Senior Secured(a) 04/01/23	7.125%	83,000	81,547
Oil States International, Inc.(a) 01/15/23	5.125%	73,000	76,468

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Drilling SA Senior Secured(a) 06/01/20	5.375%	150,000	140,250
Weatherford International Ltd. 03/15/38	7.000%	1,255,000	1,341,641
Total			1,860,361
Other Industry 0.4%
Memorial Sloan-Kettering Cancer Center Senior Unsecured 07/01/52	4.125%	2,955,000	2,634,713
President and Fellows of Harvard College Senior Notes 10/15/40	4.875%	505,000	548,985
President and Fellows of Harvard College(a) 01/15/39	6.500%	2,435,000	3,289,624
Unifrax I LLC/Holding Co.(a) 02/15/19	7.500%	74,000	75,850
Total			6,549,172
Packaging —%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured(a) 11/15/20	7.000%	145,000	139,200
BOE Intermediate Holding Corp. Senior Unsecured PIK(a) 11/01/17	9.000%	30,000	28,800
Reynolds Group Issuer, Inc. LLC Senior Secured 10/15/20	5.750%	143,000	144,072
Reynolds Group Issuer, Inc./LLC 04/15/19	9.000%	91,000	93,958
08/15/19	9.875%	173,000	185,110
Senior Secured 08/15/19	7.875%	90,000	98,100
Total			689,240
Paper —%
Graphic Packaging International, Inc. 04/15/21	4.750%	109,000	105,730
Pharmaceuticals 0.9%
Johnson & Johnson Senior Unsecured 05/15/41	4.850%	6,442,000	7,072,736
Merck & Co., Inc. Senior Unsecured 09/15/22	2.400%	3,300,000	3,056,394
09/15/42	3.600%	3,005,000	2,595,361

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Variable Portfolio — Core Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roche Holdings, Inc.(a) 03/01/19	6.000%	925,000	1,104,434
Valeant Pharmaceuticals International(a) 10/15/20	6.375%	197,000	194,538
Total			14,023,463
Property & Casualty 0.5%
Alliant Holdings, Inc. Senior Unsecured(a) 12/15/20	7.875%	90,000	90,225
HUB International Ltd.(a) 10/15/18	8.125%	161,000	167,440
Liberty Mutual Group, Inc.(a) 05/01/22	4.950%	1,155,000	1,185,822
05/01/42	6.500%	2,010,000	2,150,557
Senior Unsecured 03/15/35	6.500%	1,020,000	1,089,431
Transatlantic Holdings, Inc. Senior Unsecured 11/30/39	8.000%	2,435,000	3,175,586
Total			7,859,061
Railroads 0.4%
BNSF Funding Trust I(b) 12/15/55	6.613%	3,246,000	3,651,750
CSX Corp. Senior Unsecured 05/30/42	4.750%	1,525,000	1,458,661
Union Pacific Corp. Senior Unsecured 08/15/18	5.700%	1,005,000	1,170,996
Total			6,281,407
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured 03/01/41	6.500%	935,000	1,067,845
REITs 0.7%
Boston Properties LP Senior Unsecured 05/15/21	4.125%	3,385,000	3,475,718
CBRE Services, Inc. 03/15/23	5.000%	48,000	45,480
Duke Realty LP 02/15/15	7.375%	705,000	769,439
08/15/19	8.250%	2,932,000	3,653,800
06/15/22	4.375%	1,240,000	1,226,486

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Simon Property Group LP Senior Unsecured 02/01/23	2.750%	2,590,000	2,377,576
Total			11,548,499
Restaurants 0.8%
McDonald's Corp. Senior Unsecured 02/01/39	5.700%	1,650,000	1,949,797
07/15/40	4.875%	2,165,000	2,306,329
05/01/43	3.625%	8,970,000	7,985,503
Total			12,241,629
Retailers 0.6%
Amazon.com, Inc. Senior Unsecured 11/29/22	2.500%	2,350,000	2,133,238
Claire's Stores, Inc. Senior Secured(a) 03/15/20	6.125%	48,000	47,160
Jo-Ann Stores, Inc. Senior Unsecured(a) 03/15/19	8.125%	95,000	96,900
L Brands, Inc. 04/01/21	6.625%	141,000	153,161
Macy's Retail Holdings, Inc. 02/15/23	2.875%	1,045,000	963,870
07/15/27	6.790%	4,345,000	4,879,765
03/15/37	6.375%	660,000	741,861
Rite Aid Corp. 03/15/20	9.250%	74,000	81,678
Senior Secured 08/15/20	8.000%	58,000	64,235
Senior Unsecured 02/15/27	7.700%	42,000	42,000
Sally Holdings LLC/Capital, Inc. 06/01/22	5.750%	124,000	125,860
Total			9,329,728
Supermarkets 0.4%
Kroger Co. (The) 12/15/18	6.800%	1,500,000	1,791,861
Safeway, Inc. Senior Unsecured 02/01/31	7.250%	4,575,000	5,018,761
Total			6,810,622
Supranational 0.2%
European Investment Bank Senior Unsecured 05/30/17	5.125%	3,210,000	3,663,541

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Variable Portfolio — Core Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.6%
Alliance Data Systems Corp.(a) 12/01/17	5.250%	93,000	95,790
04/01/20	6.375%	89,000	93,450
Brocade Communications Systems, Inc. Senior Secured 01/15/20	6.875%	82,000	87,535
CDW LLC/Finance Corp. 04/01/19	8.500%	57,000	61,417
CommScope Holdings Co., Inc. Senior Unsecured PIK(a) 06/01/20	6.625%	64,000	61,120
Corning, Inc. Senior Unsecured 03/15/42	4.750%	3,385,000	3,253,026
CyrusOne LP/Finance Corp.(a) 11/15/22	6.375%	117,000	119,925
Equinix, Inc. Senior Unsecured 04/01/20	4.875%	47,000	46,060
07/15/21	7.000%	57,000	61,845
First Data Corp. 01/15/21	12.625%	138,000	145,935
First Data Corp.(a) 01/15/21	11.250%	45,000	44,887
06/15/21	10.625%	39,000	38,513
Secured 01/15/21	8.250%	189,000	192,780
Senior Secured 08/15/20	8.875%	100,000	109,000
11/01/20	6.750%	128,000	130,880
Microsoft Corp. Senior Unsecured 11/15/22	2.125%	750,000	682,993
NXP BV/Funding LLC(a) 06/01/18	3.750%	162,000	158,760
02/15/21	5.750%	130,000	131,625
Oracle Corp. Senior Unsecured 10/15/22	2.500%	4,332,000	3,994,875
VeriSign, Inc.(a) 05/01/23	4.625%	79,000	76,630
Total			9,587,046
Textile —%
Springs Window Fashions LLC Senior Secured(a) 06/01/21	6.250%	89,000	87,220

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.1%
ERAC U.S.A. Finance LLC(a) 10/15/37	7.000%	1,087,000	1,279,944
Hertz Corp. (The) 10/15/18	7.500%	95,000	101,887
01/15/21	7.375%	62,000	67,115
Total			1,448,946
Wireless 0.3%
Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured 11/15/18	8.500%	2,165,000	2,811,896
Cricket Communications, Inc. 10/15/20	7.750%	69,000	66,240
Crown Castle International Corp. Senior Unsecured 01/15/23	5.250%	226,000	216,960
MetroPCS Wireless, Inc.(a) 04/01/23	6.625%	79,000	80,383
NII International Telecom SCA(a) 08/15/19	7.875%	89,000	84,327
08/15/19	11.375%	373,000	399,110
SBA Telecommunications, Inc.(a) 07/15/20	5.750%	289,000	289,722
Sprint Nextel Corp. Senior Unsecured 11/15/21	11.500%	57,000	75,810
11/15/22	6.000%	458,000	448,840
Sprint Nextel Corp.(a) 11/15/18	9.000%	320,000	373,600
United States Cellular Corp. Senior Unsecured 12/15/33	6.700%	630,000	613,779
Wind Acquisition Finance SA Senior Secured(a) 04/30/20	6.500%	200,000	198,500
Total			5,659,167
Wirelines 2.5%
AT&T, Inc. Senior Unsecured 12/01/22	2.625%	18,085,000	16,553,833
Frontier Communications Corp. Senior Unsecured 04/15/22	8.750%	116,000	126,440
01/15/23	7.125%	121,000	120,395
04/15/24	7.625%	151,000	151,377

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Variable Portfolio — Core Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Communications, Inc. Senior Unsecured 02/01/19	11.875%	103,000	116,648
06/01/19	8.875%	65,000	67,600
Level 3 Financing, Inc. 02/01/18	10.000%	74,000	79,735
04/01/19	9.375%	93,000	100,440
07/15/20	8.625%	47,000	50,055
PAETEC Holding Corp. 12/01/18	9.875%	207,000	228,735
Softbank Corp. Senior Unsecured(a) 04/15/20	4.500%	159,000	153,236
Telecom Italia Capital SA 07/18/36	7.200%	1,887,000	1,858,363
Telefonica Emisiones SAU 06/20/16	6.421%	3,640,000	3,996,622
07/03/17	6.221%	760,000	828,784
04/27/18	3.192%	4,700,000	4,552,458
04/27/20	5.134%	1,985,000	2,034,822
02/16/21	5.462%	3,465,000	3,569,596
Verizon Communications, Inc. Senior Unsecured 11/01/22	2.450%	3,340,000	3,028,371
Verizon New York, Inc. 04/01/32	7.375%	2,070,000	2,496,368
Verizon Virginia LLC 10/01/29	8.375%	785,000	1,007,686
Windstream Corp. 08/01/23	6.375%	109,000	101,915
Zayo Group LLC/Capital, Inc. 07/01/20	10.125%	122,000	135,420
Total			41,358,899
Total Corporate Bonds & Notes (Cost: $544,113,043)			530,055,619

Residential Mortgage-Backed Securities — Agency 27.8%

Federal Home Loan Mortgage Corp.(c) 05/01/41 - 06/01/41	4.500%	14,638,231	15,776,370
07/01/39	5.000%	1,301,143	1,408,295
06/01/33	5.500%	177,350	196,549
09/01/28 - 07/01/37	6.000%	4,607,556	5,305,852
04/01/30 - 04/01/32	7.000%	151,201	176,223

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/01/24	8.000%	12,715	14,898
01/01/25	9.000%	5,170	6,099
Federal National Mortgage Association(c) 05/01/28	2.500%	1,994,868	2,008,947
03/01/43 - 05/01/43	3.000%	20,437,827	19,996,377
03/01/41 - 04/01/43	3.500%	2,054,474	2,088,839
09/01/40 - 05/01/43	4.000%	126,749,827	132,705,467
05/01/39 - 01/01/42	4.500%	37,095,800	39,664,668
05/01/41	5.000%	1,555,711	1,698,445
02/01/29 - 09/01/36	5.500%	8,939,967	9,861,925
10/01/28 - 08/01/35	6.000%	3,739,082	4,186,189
05/01/29 - 07/01/38	7.000%	5,079,644	5,813,884
02/01/27 - 09/01/31	7.500%	73,224	86,249
11/01/21 - 04/01/22	8.000%	8,007	9,225
04/01/23	8.500%	11,325	12,408
06/01/24	9.000%	15,031	16,990
Federal National Mortgage Association(c)(d) 07/01/28	2.500%	21,200,000	21,322,561
07/01/43	3.000%	41,545,000	40,590,761
07/01/43	3.500%	68,235,000	69,269,183
07/01/43	4.500%	22,500,000	23,807,812
Federal National Mortgage Association(c)(e) CMO IO Series 2003-71 Class IM 12/25/31	5.500%	93,015	4,054
Government National Mortgage Association(c) 03/15/39 - 06/15/41	4.500%	20,187,542	21,629,028
Government National Mortgage Association(c)(d) 07/01/43	3.500%	15,750,000	16,156,054
07/01/43	4.000%	18,000,000	18,866,250
Total Residential Mortgage-Backed Securities — Agency (Cost: $458,794,713)			452,679,602

Residential Mortgage-Backed Securities —
Non-Agency 1.2%

American General Mortgage Loan Trust CMO Series 2010-1A Class A1(a)(b)(c) 03/25/58	5.150%	197,281	199,185
BCAP LLC Trust(a)(b)(c) CMO Series 2012-RR10 Class 5A5 04/26/36	0.458%	2,785,152	2,684,007

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Variable Portfolio — Core Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issue	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(a)(c)(f) 08/26/36	0.328%	1,136,926	1,104,240
BCAP LLC(a)(b)(c)(f) 05/26/47	0.403%	1,042,076	958,710
CMO Series 2013-RR3 Class 2A1 02/26/37	2.546%	942,855	939,319
Series 2013-RR2 Class 7A1 07/26/36	3.000%	1,500,875	1,504,627
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(a)(c) 08/27/37	6.000%	547,624	576,181
Citigroup Mortgage Loan Trust, Inc.(a)(b)(c) CMO Series 2012-7 Class 12A1 03/25/36	2.641%	708,599	727,949
CMO Series 2012-9 Class 1A1 02/20/36	5.155%	1,421,190	1,422,453
Citigroup Mortgage Loan Trust, Inc.(a)(c) CMO Series 2012-A Class A 06/25/51	2.500%	1,211,095	1,198,984
Credit Suisse Mortgage Capital Certificates(a)(b)(c) CMO Series 2010-12R Class 13A1 12/26/37	2.909%	233,262	233,060
CMO Series 2011-16R Class 7A3 12/27/36	3.500%	606,186	616,763
CMO Series 2011-17R Class 2A1 12/27/37	3.400%	652,382	658,281
CMO Series 2012-4R Class 8A1 06/27/47	2.805%	765,133	762,734
Jefferies & Co., Inc. CMO Series 2010-R7 Class 7A4(a)(b)(c) 10/26/36	3.250%	297,972	289,826
Morgan Stanley Re-Remic Trust(a)(b)(c) CMO Series 2012-R2 Class 1A 11/26/36	0.355%	832,818	803,919
CMO Series 2013-R1 Class 4A 12/26/36	2.386%	1,264,248	1,296,651
Nomura Asset Acceptance Corp.(b)(c) CMO Series 2007-1 Class 1A3 (AGM) 03/25/47	5.957%	83,321	83,330
CMO Series 2007-1 Class 1A4 (AGM) 03/25/47	6.138%	527,696	527,749
Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1(a)(b)(c) 01/26/37	0.366%	1,107,614	1,005,178
Residential Mortgage Asset Trust Series 2012-1A Class A1(a)(b)(c) 08/26/52	2.734%	767,546	744,999
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A(a)(b)(c) 09/25/57	2.667%	823,845	840,029

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issue	Coupon Rate	Principal Amount ($)	Value ($)
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A(b)(c) 12/25/34	4.740%	160,469	162,170
VOLT LLC Series 2012-RP3A Class A1(a)(b)(c) 11/27/17	3.475%	761,045	763,006
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $20,249,882)			20,103,350

Commercial Mortgage-Backed Securities —
Non-Agency 11.1%

Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2004-5 Class A4(b)(c) 11/10/41	4.936%	6,813,537	7,072,247
Bear Stearns Commercial Mortgage Securities Series 2006-T24 Class A4(c) 10/12/41	5.537%	4,500,000	4,996,759
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4(c) 10/15/49	5.431%	1,515,000	1,678,093
Citigroup/Deutsche Bank Commercial Mortgage Trust(b)(c) Series 2005-CD1 Class A4 07/15/44	5.392%	873,000	937,773
Citigroup/Deutsche Bank Commercial Mortgage Trust(c) Series 2007-CD4 Class A4 12/11/49	5.322%	9,952,000	10,949,968
Commercial Mortgage Pass Through Certificates Series 2012-LC4 Class A4(c) 12/10/44	3.288%	2,500,000	2,439,558
Commercial Mortgage Pass-Through Certificates Series 2013-LC6 Class A2(c) 01/10/46	1.906%	391,000	390,374
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1(c) 05/15/36	3.819%	59,165	59,488
Credit Suisse Mortgage Capital Certificates(a)(b)(c) Series 2010-RR4 Class 2A 09/18/39	5.467%	1,142,733	1,258,644
Credit Suisse Mortgage Capital Certificates(b)(c) Series 2006-C3 Class A3 06/15/38	5.989%	12,299,255	13,547,949
DBRR Trust(a)(c) Series 2012-EZ1 Class A 09/25/45	0.946%	2,225,339	2,229,710
DBRR Trust(a)(c)(f) Series 2012-EZ1 Class A 09/25/45	1.393%	364,000	364,460
09/25/45	2.062%	1,610,191	1,615,963
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Variable Portfolio — Core Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5(b)(c) 06/10/48	4.772%	993,000	1,046,360
GMAC Commercial Mortgage Securities, Inc. Series 2004-C1 Class A4(c) 03/10/38	4.908%	8,060,000	8,223,997
GS Mortgage Securities Corp. II(c) Series 2005-GG4 Class A4A 07/10/39	4.751%	1,950,000	2,048,188
Series 2012-GCJ7 Class A2 05/10/45	2.318%	5,893,000	6,014,119
General Electric Capital Assurance Co.(a)(b)(c) Series 2003-1 Class A4 05/12/35	5.254%	872,639	916,307
Series 2003-1 Class A5 05/12/35	5.743%	1,655,000	1,908,225
Greenwich Capital Commercial Funding Corp.(b)(c) Series 2004-GG1 Class A7 06/10/36	5.317%	6,358,584	6,475,945
Greenwich Capital Commercial Funding Corp.(c) Series 2007-GG11 Class A4 12/10/49	5.736%	9,708,000	10,878,072
Series 2007-GG9 Class A4 03/10/39	5.444%	11,572,000	12,790,902
JPMorgan Chase Commercial Mortgage Securities Corp.(b)(c) Series 2003-CB6 Class A2 07/12/37	5.255%	579,494	579,875
Series 2005-LDP3 Class ASB 08/15/42	4.893%	942,694	975,132
Series 2006-LDP6 Class ASB 04/15/43	5.490%	1,205,219	1,251,468
Series 2007-CB19 Class A4 02/12/49	5.901%	3,573,000	4,006,269
JPMorgan Chase Commercial Mortgage Securities Corp.(c) Series 2004-LN2 Class A1 07/15/41	4.475%	254,625	254,324
Series 2005-LDP2 Class A3 07/15/42	4.697%	480,433	480,402
Series 2012-C6 Class A3 05/15/45	3.507%	3,000,000	2,966,466
Series 2012-LC9 Class A5
12/15/47	2.840%	2,000,000	1,856,251
LB-UBS Commercial Mortgage Trust(b)(c) Series 2006-C4 Class AM 06/15/38	6.081%	437,000	476,277
Series 2007-C7 Class A3 09/15/45	5.866%	1,839,675	2,049,064
LB-UBS Commercial Mortgage Trust(c) Series 2004-C2 Class A3 03/15/29	3.973%	157,450	158,157
Series 2005-C3 Class A5
07/15/30	4.739%	1,838,000	1,932,074

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2006-C1 Class A4 02/15/31	5.156%	1,571,000	1,696,939
Series 2007-C2 Class A3 02/15/40	5.430%	6,355,198	6,970,858
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4(b)(c) 03/12/51	5.485%	3,474,000	3,843,818
Morgan Stanley Capital I Trust Series 2012-C4 Class A4(c) 03/15/45	3.244%	664,000	651,581
Morgan Stanley Capital I, Inc.(b)(c) Series 2007-IQ15 Class A4 06/11/49	6.090%	12,140,163	13,655,340
Morgan Stanley Capital I, Inc.(c) Series 2007-IQ16 Class A4 12/12/49	5.809%	5,518,000	6,228,073
Morgan Stanley Re-Remic Trust(a)(b)(c) Series 2009-GG10 Class A4A 08/12/45	5.982%	7,221,000	8,084,668
Series 2010-GG10 Class A4A 08/15/45	5.982%	6,635,000	7,433,562
ORES NPL LLC Series 2012-LV1 Class A(a)(c) 09/25/44	4.000%	155,124	155,094
Rialto Real Estate Fund Series 2013-LT2 Class A(a)(c) 05/22/28	2.833%	768,830	766,445
S2 Hospitality LLC Series 2012-LV1 Class A(a)(c) 04/15/25	4.500%	333,605	333,213
SMA 1 LLC Series 2012-LV1 Class A(a)(c) 08/20/25	3.500%	288,476	288,946
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3(b)(c) 08/15/39	5.526%	738,819	769,438
WF-RBS Commercial Mortgage Trust(c) Series 2012-C9 Class A3 11/15/45	2.870%	5,000,000	4,666,512
Series 2013-C11 Class A2 03/15/45	2.029%	1,144,000	1,141,539
Series 2013-C14 Class A5 06/15/46	3.337%	3,000,000	2,860,936
Wachovia Bank Commercial Mortgage Trust(b)(c) Series 2006-C24 Class A3 03/15/45	5.558%	1,578,000	1,724,191
Series 2006-C27 Class AM 07/15/45	5.795%	998,000	1,088,452

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Variable Portfolio — Core Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wachovia Bank Commercial Mortgage Trust(c) Series 2007-C30 Class A5 12/15/43	5.342%	2,805,560	3,113,835
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $183,423,809)			180,302,300

Asset-Backed Securities — Agency 1.3%

Small Business Administration Participation Certificates Series 2013-20A Class 1 01/01/33	2.130%	885,000	848,472
Series 2013-20B Class 1 02/01/33	2.210%	5,695,000	5,483,865
Series 2013-20C Class 1 03/01/33	2.220%	3,245,000	3,126,433
Series 2013-20D Class 1 04/01/33	2.080%	3,664,000	3,484,023
Series 2013-20F Class 1 06/01/33	2.450%	8,204,000	7,922,750
Total Asset-Backed Securities — Agency (Cost: $21,445,847)			20,865,543

Asset-Backed Securities — Non-Agency 3.0%

ARES XXVI CLO Ltd. Series 2013-1A Class A(a)(b) 04/15/25	1.410%	6,696,000	6,535,952
Ally Master Owner Trust Series 2012-5 Class A 09/15/19	1.540%	746,000	735,540
Atrium CDO Corp.(a)(b) Series 10A Class A 07/16/25	1.396%	6,174,000	6,130,782
Series 10A Class B1 07/16/25	1.926%	955,000	942,107
Carlyle Global Market Strategies Series 2013-2A Class A1(a)(b) 04/18/25	1.464%	4,118,000	4,117,988
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3(b) 06/25/37	5.991%	591,782	600,827
Countrywide Asset-Backed Certificates(b) Series 2007-S2 Class A3 (NPFGC) 05/25/37	5.813%	397,530	378,492
Series 2007-S2 Class A6 (NPFGC) 05/25/37	5.779%	808,656	792,452
Ford Credit Auto Owner Trust Series 2013-B Class A3 10/15/17	0.570%	1,700,000	1,695,362

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ING Investment Management CLO V Ltd. Series 2007-5A Class A1A(a)(b) 05/01/22	0.504%	4,073,000	3,938,701
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2(b) 01/25/37	0.263%	117,379	115,923
Mountain View CLO III Ltd. Series 2007-3A Class A1(a)(b) 04/16/21	0.493%	4,396,788	4,282,872
Nissan Auto Lease Series 2013-A Class A3 04/15/16	0.610%	1,500,000	1,492,230
Nomad CLO Ltd. Series 2013-1A Class A1(a)(b) 01/15/25	1.480%	4,637,000	4,555,904
OHA Credit Partners VIII Ltd.(a)(b) Series 2013-8A Class A 04/20/25	1.395%	1,884,000	1,873,199
Series 2013-8A Class B 04/20/25	1.925%	1,507,000	1,483,522
Race Point VIII CLO Ltd. Series 2013-8A Class A(a)(b) 02/20/25	1.524%	3,666,000	3,670,179
SMART Trust Series 2013-2US Class A3A 01/14/17	0.830%	1,675,000	1,669,175
SMART Trust(a) Series 2012-1USA Class A4A 12/14/17	2.010%	878,000	895,359
SVO VOI Mortgage Corp. Series 2012-AA Class A(a) 09/20/29	2.000%	1,107,871	1,115,835
Sierra Receivables Funding Co. LLC Series 2012-3A Class A(a) 08/20/29	1.870%	1,148,330	1,152,340
World Financial Network Credit Card Master Trust Series 2013-B Class A 03/16/20	0.910%	900,000	889,998
Total Asset-Backed Securities — Non-Agency (Cost: $49,427,852)			49,064,739

Inflation-Indexed Bonds 0.2%

United States 0.2%
U.S. Treasury Inflation-Indexed Bond 02/15/43	0.625%	3,668,602	3,085,353
Total Inflation-Indexed Bonds (Cost: $3,138,999)			3,085,353

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Variable Portfolio — Core Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

U.S. Treasury Obligations 15.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury 09/30/13	0.125%	2,371,000	2,371,185
05/31/15	0.250%	8,297,800	8,283,538
05/15/16	0.250%	56,533,200	55,932,535
06/15/16	0.500%	3,250,000	3,236,391
05/31/20	1.375%	8,915,000	8,603,670
11/15/28	5.250%	9,310,000	11,835,337
02/15/43	3.125%	5,575,200	5,204,104
U.S. Treasury(d) 06/30/18	1.375%	47,257,000	47,231,150
U.S. Treasury(g) STRIPS 11/15/18	0.000%	15,742,000	14,511,338
11/15/18	0.000%	39,304,400	36,190,194
11/15/19	0.000%	19,849,900	17,669,388
02/15/22	0.000%	9,084,000	7,391,287
02/15/40	0.000%	21,518,800	8,216,201
11/15/41	0.000%	2,227,000	785,797
U.S. Treasury(h) 05/15/23	1.750%	27,704,300	25,946,795
Total U.S. Treasury Obligations (Cost: $256,214,999)			253,408,910

U.S. Government & Agency Obligations 0.3%

Residual Funding Corp. STRIPS(g) 10/15/20	0.000%	5,315,000	4,491,813
Total U.S. Government & Agency Obligations (Cost: $4,605,184)			4,491,813

Foreign Government Obligations 0.9%

Brazil —%
Brazilian Government International Bond Senior Unsecured 01/07/41	5.625%	470,000	467,650
Mexico 0.6%
Mexico Government International Bond Senior Unsecured 03/15/22	3.625%	5,870,000	5,752,600
03/08/44	4.750%	470,000	418,300
Pemex Project Funding Master Trust 03/01/18	5.750%	3,610,000	3,952,950
Total			10,123,850

Foreign Government Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar 0.3%
Nakilat, Inc. Senior Secured(a) 12/31/33	6.067%	3,785,000	4,241,092
Total Foreign Government Obligations (Cost: $15,823,251)			14,832,592

Municipal Bonds 0.9%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010 11/01/40	6.742%	285,000	353,087
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z 06/01/30	5.631%	155,000	173,098
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B 01/01/29	3.985%	1,530,000	1,440,893
Series 2013-B 01/01/35	4.532%	3,315,000	3,134,863
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010 04/01/18	3.165%	4,277,171	4,436,410
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009 07/01/34	5.750%	430,000	469,233
State of California Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009 04/01/39	7.550%	2,465,000	3,299,082
State of Georgia Unlimited General Obligation Refunding Bonds Series 2013C 10/01/23	4.000%	1,595,000	1,777,643

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Variable Portfolio — Core Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois Unlimited General Obligation Bonds Series 2011 03/01/16	4.961%	130,000	139,235
Total Municipal Bonds (Cost: $15,677,527)			15,223,544

Preferred Debt 1.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 1.4%
Citigroup Capital XIII(b) 10/30/40	7.875%	184,075	5,126,489
HSBC Holdings PLC 12/31/49	8.000%	98,600	2,672,060
M&T Bank Corp.(b) 12/31/49	5.000%	2,830	2,943,200
12/31/49	5.000%	270	270,000
PNC Financial Services Group, Inc. (The)(b) 12/31/49	6.125%	303,325	8,156,409
U.S. Bancorp(b) 12/31/49	6.500%	139,950	3,932,595
Total			23,100,753
Property & Casualty 0.1%
Allstate Corp. (The)(b) 01/15/53	5.100%	56,425	1,443,916
Total Preferred Debt (Cost: $24,528,602)			24,544,669

Warrants —%

Issuer	Shares	Value ($)
Energy —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(i)	208	12,480
Total Warrants (Cost: $12,480)		12,480

Treasury Bills 11.6%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
U.S. Treasury Bills 09/19/13	0.030%	188,231,478	188,235,316
Total Treasury Bills (Cost: $188,231,478)			188,235,316

Money Market Funds 4.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(j)(k)	71,055,312	71,055,312
Total Money Market Funds (Cost: $71,055,312)		71,055,312
Total Investments (Cost: $1,856,742,978)		1,827,961,142
Other Assets & Liabilities, Net		(201,328,480)
Net Assets		1,626,632,662

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2013

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 2-year	(354)	(77,880,000)	September 2013	19,776	—
U.S. Treasury Note, 5-year	(713)	(86,306,425)	September 2013	361,164	—
U.S. Treasury Note, 10-year	(147)	(18,604,688)	September 2013	342,548	—
U.S. Treasury Long Bond, 20-year	(346)	(47,001,938)	September 2013	896,819	—
U.S. Treasury Ultra Bond, 30-year	(206)	(30,346,375)	September 2013	569,215	—
Total				2,189,522	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Variable Portfolio — Core Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2013
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America High Yield 20-V1	June 20, 2018	1.000	35,000,000	(1,045,456)	271,994	(43,750)	—	(817,212)
Morgan Stanley*	CDX North America Investment Grade 20-V1	June 20, 2018	1.000	225,000,000	(1,449,493)	197,467	(56,250)	—	(1,308,276)
Goldman Sachs International	Bank of America Corp.	September 20, 2018	1.000	7,110,000	125,982	(171,240)	(1,778)	—	(47,036)
JPMorgan	Barclays Bank, PLC	September 20, 2018	1.000	4,180,000	124,761	(143,546)	(1,045)	—	(19,830)
Barclays	Telecom Italia SPA	September 20, 2018	1.000	1,455,000	164,374	(176,478)	(364)	—	(12,468)
Total								—	(2,204,822)

*At June 30, 2013, $5,194,032 was held in a margin deposit account as collateral to cover initial margin requirements on open centrally cleared swap contracts.

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $155,893,199 or 9.58% of net assets.

(b)  Variable rate security.

(c)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)  Represents a security purchased on a when-issued or delayed delivery basis.

(e)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2013, the value of securities amounted to $6,487,319, which represents 0.40% of net assets.

(g)  Zero coupon bond.

(h)  At June 30, 2013, investments in securities included securities valued at $2,860,260 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(i)  Non-income producing.

(j)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(k)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,000	593,387,641	(522,352,329)	71,055,312	9,910	71,055,312

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Variable Portfolio — Core Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

CMO  Collateralized Mortgage Obligation

NPFGC  National Public Finance Guarantee Corporation

PIK  Payment-in-Kind

STRIPS  Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as  Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Variable Portfolio — Core Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	530,055,619	—	530,055,619
Residential Mortgage-Backed Securities — Agency	—	452,679,602	—	452,679,602
Residential Mortgage-Backed Securities — Non-Agency	—	12,848,552	7,254,798	20,103,350
Commercial Mortgage-Backed Securities — Non-Agency	—	176,092,167	4,210,133	180,302,300
Asset-Backed Securities — Agency	—	20,865,543	—	20,865,543
Asset-Backed Securities — Non-Agency	—	41,991,850	7,072,889	49,064,739
Inflation-Indexed Bonds	—	3,085,353	—	3,085,353
U.S. Treasury Obligations	168,644,705	84,764,205	—	253,408,910
U.S. Government & Agency Obligations	—	4,491,813	—	4,491,813
Foreign Government Obligations	—	14,832,592	—	14,832,592
Municipal Bonds	—	15,223,544	—	15,223,544
Preferred Debt	24,544,669	—	—	24,544,669
Total Bonds	193,189,374	1,356,930,840	18,537,820	1,568,658,034
Equity Securities
Warrants
Energy	—	12,480	—	12,480
Total Equity Securities	—	12,480	—	12,480
Short-Term Securities
Treasury Bills	188,235,316	—	—	188,235,316
Total Short-Term Securities	188,235,316	—	—	188,235,316
Other
Money Market Funds	71,055,312	—	—	71,055,312
Total Other	71,055,312	—	—	71,055,312
Investments in Securities	452,480,002	1,356,943,320	18,537,820	1,827,961,142

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Variable Portfolio — Core Bond Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Futures Contracts	2,189,522	—	—	2,189,522
Liabilities
Swap Contracts	—	(2,204,822)	—	(2,204,822)
Total	454,669,524	1,354,738,498	18,537,820	1,827,945,842

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities — Non-Agency ($)	Commercial Mortgage-Backed Securities — Agency ($)	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of April 30, 2013	—	—	—	—
Accrued discounts/premiums	650	(61)	—	589
Realized gain (loss)	1,417	—	—	1,417
Change in unrealized appreciation (depreciation)(a)	(29,072)	(945)	(46,850)	(76,867)
Sales	(137,822)	(17,255)	—	(155,077)
Purchases	7,419,625	4,228,394	7,119,739	18,767,758
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of June 30, 2013	7,254,798	4,210,133	7,072,889	18,537,820

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2013 was $(76,867), which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(29,072), Commercial Mortgage-Backed Securities — Agency of $(945) and Asset-Backed Securities — Non-Agency of $(46,850).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 categpry are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential, commercial and asset backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the securitie and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Variable Portfolio — Core Bond Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,785,687,666)	$1,756,905,830
Affiliated issuers (identified cost $71,055,312)	71,055,312
Total investments (identified cost $1,856,742,978)	1,827,961,142
Margin deposits	5,194,032
Premiums paid on outstanding swap contracts	491,264
Receivable for:
Investments sold	83,932,805
Investments sold on a delayed delivery basis	37,916,783
Dividends	79,794
Interest	8,459,612
Reclaims	6,289
Variation margin	282,372
Trustees' deferred compensation plan	359
Other assets	7,450
Total assets	1,964,331,902
Liabilities
Disbursements in excess of cash	493,628
Unrealized depreciation on swap contracts	79,334
Premiums received on outstanding swap contracts	469,461
Payable for:
Investments purchased	59,358,968
Investments purchased on a delayed delivery basis	276,889,893
Capital shares purchased	8,890
Investment management fees	294,639
Distribution and/or service fees	51
Transfer agent fees	41,302
Administration fees	45,979
Compensation of board members	3,741
Expense reimbursement due to Investment Manager	2,187
Other expenses	10,808
Trustees' deferred compensation plan	359
Total liabilities	337,699,240
Net assets applicable to outstanding capital stock	$1,626,632,662

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Core Bond Fund

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

Represented by
Paid-in capital	$1,659,411,122
Undistributed net investment income	1,848,162
Accumulated net realized loss	(5,829,486)
Unrealized appreciation (depreciation) on:
Investments	(28,781,836)
Futures contracts	2,189,522
Swap contracts	(2,204,822)
Total — representing net assets applicable to outstanding capital stock	$1,626,632,662
Class 1
Net assets	$1,626,070,675
Shares outstanding	169,374,926
Net asset value per share	$9.60
Class 2
Net assets	$561,987
Shares outstanding	58,552
Net asset value per share	$9.60

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
25

Columbia Variable Portfolio — Core Bond Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income(a)
Income:
Dividends — unaffiliated issuers	$74,841
Dividends — affiliated issuers	9,910
Interest	2,331,702
Foreign taxes withheld	(329)
Total income	2,416,124
Expenses:
Investment management fees	426,929
Distribution and/or service fees
Class 2	67
Transfer agent fees
Class 1	59,743
Class 2	18
Administration fees	67,407
Compensation of board members	3,741
Custodian fees	1,912
Printing and postage fees	3,131
Professional fees	7,091
Other	1,895
Total expenses	571,934
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(3,972)
Total net expenses	567,962
Net investment income	1,848,162
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(7,272,196)
Futures contracts	1,385,055
Swap contracts	57,655
Net realized loss	(5,829,486)
Net change in unrealized appreciation (depreciation) on:
Investments	(28,781,836)
Futures contracts	2,189,522
Swap contracts	(2,204,822)
Net change in unrealized appreciation (depreciation)	(28,797,136)
Net realized and unrealized loss	(34,626,622)
Net decrease in net assets from operations	$(32,778,460)

(a)  For the period from April 30, 2013 (commencement of operations) to June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Variable Portfolio — Core Bond Fund

Statement of Changes in Net Assets

Six months ended June 30, 2013(a) (Unaudited)
Operations
Net investment income	$1,848,162
Net realized loss	(5,829,486)
Net change in unrealized appreciation (depreciation)	(28,797,136)
Net decrease in net assets resulting from operations	(32,778,460)
Increase (decrease) in net assets from capital stock activity	1,659,391,122
Total increase in net assets	1,626,612,662
Net assets at beginning of period	20,000
Net assets at end of period	$1,626,632,662
Undistributed net investment income	$1,848,162

(a)  For the period from April 30, 2013 (commencement of operations) to June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Variable Portfolio — Core Bond Fund

Statement of Changes in Net Assets (continued)

	Six months ended June 30, 2013(a) (Unaudited)
	Shares	Dollars($)
Capital stock activity
Class 1 shares
Subscriptions	171,516,783	1,679,830,686
Redemptions	(2,142,857)	(21,000,000)
Net increase	169,373,926	1,658,830,686
Class 2 shares
Subscriptions	58,479	569,330
Redemptions	(927)	(8,894)
Net increase	57,552	560,436
Total net increase	169,431,478	1,659,391,122

(a)  For the period from April 30, 2013 (commencement of operations) to June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Variable Portfolio — Core Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the period shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 1	Six months ended June 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.03
Net realized and unrealized loss	(0.43)
Total from investment operations	(0.40)
Net asset value, end of period	$9.60
Total return	(4.00%)
Ratios to average net assets(b)
Total gross expenses	0.57	%(c)
Total net expenses(d)	0.57	%(c)
Net investment income	1.86	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,626,071
Portfolio turnover	113	%(e)

Notes to Financial Highlights

(a)  For the period from April 30, 2013 (commencement of operations) to June 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 106% for the period ended June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Core Bond Fund

Financial Highlights (continued)

Class 2	Six months ended June 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.02
Net realized and unrealized loss	(0.42)
Total from investment operations	(0.40)
Net asset value, end of period	$9.60
Total return	(4.00%)
Ratios to average net assets(b)
Total gross expenses	0.84	%(c)
Total net expenses(d)	0.82	%(c)
Net investment income	1.60	%(c)
Supplemental data
Net assets, end of period (in thousands)	$562
Portfolio turnover	113	%(e)

Notes to Financial Highlights

(a)  For the period from April 30, 2013 (commencement of operations) to June 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 106% for the period ended June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
30

Columbia Variable Portfolio — Core Bond Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Core Bond Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

On April 11, 2013, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $20,000 in the Fund (1,000 shares for Class 1 and 1,000 shares for Class 2), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered on April 30, 2013.

These financial statements cover the period from April 30, 2013 (commencement of operations) to June 30, 2013.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

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Columbia Variable Portfolio — Core Bond Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund and the amount of any initial margin held by the counterparty. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. With exchange traded purchased options and futures and centrally cleared swap contracts, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded futures and options and centrally cleared swap contracts with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would

Semiannual Report 2013
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Columbia Variable Portfolio — Core Bond Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits on futures contracts. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. In the event of a bankruptcy or insolvency of a futures commission merchant that holds the margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, resulting in a loss. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared

(centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the CCP) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statements of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contacts, the Fund has minimal credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities and to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation)

Semiannual Report 2013
33

Columbia Variable Portfolio — Core Bond Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Offsetting of Derivative Assets and Derivative Liabilities

The following table presents the Fund's gross and net amount of liabilities available for offset under netting arrangements as well as any related collateral pledged by the Fund as of June 30, 2013:

			Net Amounts of	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(b)
Liability Derivatives:
Swap Contracts	2,204,822	—	2,204,822	—	—	—	2,204,822

(a)  Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)  Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Premiums paid on outstanding credit default swap contracts	491,264
Interest rate risk	Net assets — unrealized appreciation on futures contracts	2,189,522	*
Total		2,680,786
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Unrealized depreciation on swap contracts	(2,204,822)
Credit risk	Premiums received on outstanding credit default swap contracts	469,461
Total		(1,735,361)

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	57,655	57,655
Interest rate risk	1,385,055	—	1,385,055
Total	1,385,055	57,655	1,442,710
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	(2,204,822)	(2,204,822)
Interest rate risk	2,189,522	—	2,189,522
Total	2,189,522	(2,204,822)	(15,300)

Semiannual Report 2013
34

Columbia Variable Portfolio — Core Bond Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	3,114
Derivative Instrument	Aggregate Notional Opened ($)
Credit default swap contracts — buy protection	237,745,000
Credit default swap contracts — sell protection	35,000,000

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts (variable subaccounts or variable accounts) are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the next calculated net asset value after the distribution is paid.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.43% to 0.30% as the Fund's net assets increase. The annualized effective investment management fee rate for the period ended June 30, 2013 was 0.43% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the period ended June 30, 2013 was 0.07% of the Fund's average daily net assets.

Semiannual Report 2013
35

Columbia Variable Portfolio — Core Bond Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Other Expenses

Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through April 30, 2014
Class 1	0.57%
Class 2	0.82

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2013, the cost of investments for federal income tax purposes was approximately $1,856,743,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$617,000
Unrealized depreciation	(29,399,000)
Net unrealized depreciation	$(28,782,000)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Semiannual Report 2013
36

Columbia Variable Portfolio — Core Bond Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $2,396,680,460 and $791,439,549, respectively, for the period ended June 30, 2013, of which $1,425,039,129 and $701,274,530, respectively, were U.S. government securities.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 100.0% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC,

which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
37

Columbia Variable Portfolio — Core Bond Fund

Board Consideration and Approval of
Advisory Agreement

On March 6, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Variable Portfolio — Core Bond Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the Advisory Agreement.

In connection with their deliberations regarding the proposed Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on January 8, 2013 and March 5, 2013, and at the Board meeting held on March 6, 2013. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On March 5, 2013, the Committee recommended that the Board approve the Advisory Agreement. On March 6, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Advisory Agreement for the Fund included the following:

•  Information regarding the reputation, financial strength, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel proposed to provide investment management, administrative and other services to the Fund;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer;

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The advisory fees and total expenses of the existing Columbia Funds from which assets are expected to be redeemed in connection with the initial investment of capital in the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager; and

•  Information regarding the investment management fees and other expenses of the Fund relative to those of comparable funds determined by the independent third-party data provider to be in the same peer group or universe of funds.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services to be provided to the Fund by the Investment Manager and the Investment Manager's affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and the Investment Manager's affiliates. The Committee and the Board

Semiannual Report 2013
38

Columbia Variable Portfolio — Core Bond Fund

Board Consideration and Approval of
Advisory Agreement (continued)

considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the approval of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the proposed fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's proposed advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board also took into account the fee waiver and expense limitation arrangements that the Investment Manager would observe during the Fund's first year, and the advisory fees and total expense ratios of comparable funds identified by the independent third-party data provider for purposes of expense comparison.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the approval of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board considered information provided by the Investment Manager with respect to estimated costs of services and profitability, and expected to consider the costs of services and the profitability of the Investment Manager and its affiliates in connection with the Committee's and the Board's next review and consideration of the continuation of the Advisory Agreement. The Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, and the expected expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the anticipated costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Advisory Agreement.

Investment Performance

Because the Fund had not yet commenced operations, the Committee and the Board did not have investment performance to compare to the returns of a group of comparable mutual funds. However, the Committee and the Board expected to consider, in connection with their next review and consideration of the continuation of the Advisory Agreement, the investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the independent third party data provider, and a benchmark.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the

Semiannual Report 2013
39

Columbia Variable Portfolio — Core Bond Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager supported approval of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Fund through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the anticipated costs of the services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits to be received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions to be generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the proposed Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Advisory Agreement.

Semiannual Report 2013
40

Columbia Variable Portfolio — Core Bond Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
41

Columbia Variable Portfolio — Core Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1877 A (8/13)

Semiannual Report

June 30, 2013

Variable Portfolio — Pyrford International Equity Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Variable Portfolio — Pyrford International Equity Fund

Portfolio Overview	2
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	17
Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement	24
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Variable Portfolio — Pyrford International Equity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Nestlé SA, Registered Shares (Switzerland)	3.5
Roche Holding AG, Genusschein Shares (Switzerland)	3.3
Novartis AG, Registered Shares (Switzerland)	2.9
Total SA (France)	2.2
Royal Dutch Shell PLC, Class A (United Kingdom)	2.2
Vodafone Group PLC (United Kingdom)	2.2
Air Liquide SA (France)	2.0
Sanofi (France)	1.9
Malayan Banking Bhd (Malaysia)	1.9
Axiata Group Bhd (Malaysia)	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2013)
Australia	7.6
Belgium	2.3
Bermuda	1.1
China	2.6
Finland	0.9
France	6.9
Germany	6.2
Hong Kong	2.4
Ireland	0.9
Israel	1.1
Japan	7.0
Malaysia	3.8
Netherlands	3.9
Norway	0.9
Singapore	3.7
Sweden	3.1
Switzerland	11.6
Taiwan	2.2
United Kingdom	14.7
United States(a)	17.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Pyrford International Ltd.

Bruce Campbell

Tony Cousins, CFA

Paul Simons, CFA

Daniel McDonagh, CFA

Semiannual Report 2013
2

Variable Portfolio — Pyrford International Equity Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2013)
Aerospace & Defense	0.5
Air Freight & Logistics	1.8
Auto Components	1.4
Building Products	1.3
Chemicals	6.0
Commercial Banks	2.7
Commercial Services & Supplies	1.5
Communications Equipment	1.2
Computers & Peripherals	1.5
Construction Materials	1.4
Diversified Financial Services	0.4
Diversified Telecommunication Services	3.6
Electric Utilities	2.4
Electrical Equipment	2.5
Electronic Equipment, Instruments & Components	0.7
Food & Staples Retailing	3.9
Food Products	4.4
Gas Utilities	0.7
Industrial Conglomerates	0.7
Insurance	3.5
IT Services	1.3
Machinery	4.2
Media	2.6
Metals & Mining	1.5
Multi-Utilities	1.1
Oil, Gas & Consumable Fuels	9.6
Pharmaceuticals	9.6
Road & Rail	1.1
Semiconductors & Semiconductor Equipment	2.1
Software	1.5
Textiles, Apparel & Luxury Goods	1.0
Tobacco	1.8
Trading Companies & Distributors	2.1
Transportation Infrastructure	1.5
Water Utilities	1.1
Wireless Telecommunication Services	6.1
Money Market Funds	18.5
Total	108.8

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2013
3

Variable Portfolio — Pyrford International Equity Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class 1	1,000.00	1,000.00	961.80	*	1,019.62	1.59	*	4.95	1.00	*
Class 2	1,000.00	1,000.00	961.40	*	1,018.39	1.98	*	6.19	1.25	*

*For the period April 30, 2013 through June 30, 2013. Class 1 shares and Class 2 shares commenced operations on April 30, 2013.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Variable Portfolio — Pyrford International Equity Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 89.3%

Issuer	Shares	Value ($)
Australia 8.2%
Brambles Ltd.	1,090,528	9,289,245
Computershare Ltd.	875,283	8,206,674
Newcrest Mining Ltd.	595,086	5,493,354
QBE Insurance Group Ltd.	403,888	5,592,034
Rio Tinto Ltd.	89,970	4,311,843
Telstra Corp., Ltd.	616,370	2,679,652
Woodside Petroleum Ltd.	270,692	8,620,971
Woolworths Ltd.	265,176	7,943,786
Total		52,137,559
Belgium 2.5%
Belgacom SA	281,763	6,308,705
Colruyt SA	180,599	9,502,928
Total		15,811,633
Bermuda 1.2%
VTech Holdings Ltd.	492,000	7,482,094
China 2.9%
China Mobile Ltd.	822,000	8,513,335
CNOOC Ltd.	5,714,000	9,570,479
Total		18,083,814
Finland 1.0%
KONE OYJ, Class B	80,233	6,364,036
France 7.5%
Air Liquide SA	90,605	11,189,707
Legrand SA	171,559	7,954,371
Rubis SCA	77,391	4,762,583
Sanofi	107,680	11,132,018
Total SA	261,829	12,788,562
Total		47,827,241
Germany 5.7%
Adidas AG	58,599	6,334,483
Brenntag AG	31,359	4,766,336
Deutsche Post AG	254,908	6,326,316
SAP AG	128,547	9,386,891
Symrise AG	118,715	4,804,972
Wincor Nixdorf AG	87,994	4,759,431
Total		36,378,429

Common Stocks (continued)

Issuer	Shares	Value ($)
Hong Kong 2.6%
ASM Pacific Technology Ltd.	755,200	8,290,402
Hongkong Electric Holdings Ltd.	930,000	8,005,441
Total		16,295,843
Ireland 1.0%
CRH PLC	311,239	6,297,201
Israel 1.2%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	1,721,872	2,289,280
Teva Pharmaceutical Industries Ltd.	139,618	5,464,339
Total		7,753,619
Japan 7.6%
KDDI Corp.	136,200	7,092,404
Makita Corp.	149,600	8,042,839
Mitsubishi Electric Corp.	863,000	8,063,966
Shin-Etsu Chemical Co., Ltd.	118,200	7,823,102
Sumitomo Rubber Industries Ltd.	554,700	9,054,984
Toyota Tsusho Corp.	321,800	8,274,412
Total		48,351,707
Malaysia 4.1%
Axiata Group Bhd	4,982,500	10,435,028
Lafarge Malaysia Bhd	756,900	2,438,754
Malayan Banking Bhd	3,227,200	10,587,910
Multi-Purpose Holdings Bhd	2,196,700	2,505,508
Total		25,967,200
Netherlands 4.3%
Koninklijke Vopak NV	162,186	9,572,772
Reed Elsevier NV	577,151	9,612,165
Unilever NV-CVA	200,616	7,897,109
Total		27,082,046
Norway 1.0%
Telenor ASA	304,952	6,044,469
Singapore 4.0%
ComfortDelGro Corp., Ltd.	4,683,000	6,729,979
SembCorp Industries Ltd.	1,149,000	4,470,181
Singapore Technologies Engineering Ltd.	984,000	3,241,452
United Overseas Bank Ltd.	405,000	6,324,526

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Variable Portfolio — Pyrford International Equity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Venture Corp., Ltd.	788,000	4,511,955
Total		25,278,093
Sweden 3.4%
Assa Abloy AB, Class B	216,412	8,457,766
Atlas Copco AB, Class A	351,868	8,480,662
Swedish Match AB	122,272	4,339,988
Total		21,278,416
Switzerland 12.7%
Givaudan SA	3,101	3,995,871
Nestlé SA, Registered Shares	303,942	19,944,796
Novartis AG, Registered Shares	232,193	16,446,357
Panalpina Welttransport Holding AG	45,362	4,892,702
Roche Holding AG, Genusschein Shares	74,954	18,603,384
Schindler Holding AG	28,552	3,972,675
Syngenta AG, Registered Shares	10,266	4,003,317
Zurich Insurance Group AG	32,160	8,336,167
Total		80,195,269
Taiwan 2.4%
Advantech Co., Ltd.	970,000	4,600,652
Chunghwa Telecom Co., Ltd.	1,701,000	5,691,546
MediaTek, Inc.	445,000	5,130,223
Total		15,422,421
United Kingdom 16.0%
BP PLC	1,025,890	7,119,620
British American Tobacco PLC	135,113	6,929,888
British Sky Broadcasting Group PLC	553,583	6,668,984
GlaxoSmithKline PLC	372,963	9,322,669

Common Stocks (continued)

Issuer	Shares	Value ($)
Legal & General Group PLC	3,063,160	7,983,674
National Grid PLC	631,750	7,161,280
Royal Dutch Shell PLC, Class A	397,179	12,691,391
Royal Dutch Shell PLC, Class B	292,997	9,703,751
Scottish & Southern Energy PLC	306,114	7,088,857
Tesco PLC	1,383,656	6,967,836
United Utilities Group PLC	686,220	7,139,559
Vodafone Group PLC	4,332,893	12,416,673
Total		101,194,182
Total Common Stocks (Cost: $586,842,662)		565,245,272
Preferred Stocks 1.0%
Germany 1.0%
Fuchs Petrolub AG	79,451	6,299,013
Total Preferred Stocks (Cost: $6,500,614)		6,299,013
Money Market Funds 18.5%
Columbia Short-Term Cash Fund, 0.106%(a)(b)	117,434,498	117,434,498
Total Money Market Funds (Cost: $117,434,498)		117,434,498
Total Investments (Cost: $710,777,774)		688,978,783
Other Assets & Liabilities, Net		(55,887,812)
Net Assets		633,090,971

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
State Street Bank & Trust Company	September 24, 2013	57,700,000 (AUD)	55,182,390 (USD)	2,741,530	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Variable Portfolio — Pyrford International Equity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,000	619,915,129	(502,500,631)	117,434,498	12,923	117,434,498

Abbreviation Legend

Currency Legend

AUD  Australian Dollar

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Variable Portfolio — Pyrford International Equity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	31,670,616	—	31,670,616
Consumer Staples	—	63,526,330	—	63,526,330
Energy	—	60,494,775	—	60,494,775
Financials	—	41,329,819	—	41,329,819
Health Care	—	60,968,768	—	60,968,768
Industrials	—	108,899,711	—	108,899,711
Information Technology	—	52,368,322	—	52,368,322
Materials	—	50,358,120	—	50,358,120
Telecommunication Services	—	61,471,092	—	61,471,092
Utilities	—	34,157,719	—	34,157,719
Preferred Stocks
Materials	—	6,299,013	—	6,299,013
Total Equity Securities	—	571,544,285	—	571,544,285
Other
Money Market Funds	117,434,498	—	—	117,434,498
Total Other	117,434,498	—	—	117,434,498
Investments in Securities	117,434,498	571,544,285	—	688,978,783
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,741,530	—	2,741,530
Total	117,434,498	574,285,815	—	691,720,313

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Variable Portfolio — Pyrford International Equity Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Variable Portfolio — Pyrford International Equity Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $593,343,276)	$571,544,285
Affiliated issuers (identified cost $117,434,498)	117,434,498
Total investments (identified cost $710,777,774)	688,978,783
Foreign currency (identified cost $94,976)	94,799
Unrealized appreciation on forward foreign currency exchange contracts	2,741,530
Receivable for:
Capital shares sold	12,535
Dividends	780,817
Reclaims	60,395
Other assets	7,437
Total assets	692,676,296
Liabilities
Payable for:
Investments purchased	59,218,070
Capital shares purchased	5
Investment management fees	271,523
Distribution and/or service fees	20
Transfer agent fees	20,681
Administration fees	27,489
Compensation of board members	2,679
Expense reimbursement due to Investment Manager	3,741
Other expenses	41,117
Total liabilities	59,585,325
Net assets applicable to outstanding capital stock	$633,090,971
Represented by
Paid-in capital	$652,284,398
Excess of distributions over net investment income	(17,331)
Accumulated net realized loss	(86,648)
Unrealized appreciation (depreciation) on:
Investments	(21,798,991)
Foreign currency translations	(31,987)
Forward foreign currency exchange contracts	2,741,530
Total — representing net assets applicable to outstanding capital stock	$633,090,971

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Variable Portfolio — Pyrford International Equity Fund

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

Class 1
Net assets	$632,928,708
Shares outstanding	65,937,659
Net asset value per share	$9.60
Class 2
Net assets	$162,263
Shares outstanding	16,898
Net asset value per share	$9.60

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Variable Portfolio — Pyrford International Equity Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income(a)
Income:
Dividends — unaffiliated issuers	$1,776,248
Dividends — affiliated issuers	12,923
Foreign taxes withheld	(146,951)
Total income	1,642,220
Expenses:
Investment management fees	355,955
Distribution and/or service fees
Class 2	26
Transfer agent fees
Class 1	27,087
Class 2	6
Administration fees	36,039
Compensation of board members	2,679
Custodian fees	29,096
Printing and postage fees	3,131
Professional fees	8,371
Other	3,992
Total expenses	466,382
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(14,817)
Total net expenses	451,565
Net investment income	1,190,655
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	21,885
Foreign currency translations	(108,533)
Net realized loss	(86,648)
Net change in unrealized appreciation (depreciation) on:
Investments	(21,798,991)
Foreign currency translations	(31,987)
Forward foreign currency exchange contracts	2,741,530
Net change in unrealized appreciation (depreciation)	(19,089,448)
Net realized and unrealized loss	(19,176,096)
Net decrease in net assets from operations	$(17,985,441)

(a) For the period from April 30, 2013 (commencement of operations) to June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Variable Portfolio — Pyrford International Equity Fund

Statement of Changes in Net Assets

Six Months Ended June 30, 2013(a) (Unaudited)
Operations
Net investment income	$1,190,655
Net realized loss	(86,648)
Net change in unrealized appreciation (depreciation)	(19,089,448)
Net decrease in net assets resulting from operations	(17,985,441)
Distributions to shareholders
Net investment income
Class 1	(1,207,773)
Class 2	(213)
Total distributions to shareholders	(1,207,986)
Increase (decrease) in net assets from capital stock activity	652,264,398
Total increase in net assets	633,070,971
Net assets at beginning of period	20,000
Net assets at end of period	$633,090,971
Excess of distributions over net investment income	$(17,331)

(a) For the period from April 30, 2013 (commencement of operations) to June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Variable Portfolio — Pyrford International Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013(a) (Unaudited)
	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	65,810,849	650,899,826
Distributions reinvested	125,810	1,207,773
Net increase	65,936,659	652,107,599
Class 2 shares
Subscriptions	16,831	165,703
Distributions reinvested	22	213
Redemptions	(955)	(9,117)
Net increase	15,898	156,799
Total net increase	65,952,557	652,264,398

(a) For the period from April 30, 2013 (commencement of operations) to June 30, 2013.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Variable Portfolio — Pyrford International Equity Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 1	Six Months Ended June 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.04
Net realized and unrealized loss	(0.42)
Total from investment operations	(0.38)
Less distributions to shareholders:
Net investment income	(0.02)
Total distributions to shareholders	(0.02)
Net asset value, end of period	$9.60
Total return	(3.82%)
Ratios to average net assets(b)
Total gross expenses	1.03	%(c)
Total net expenses(d)	1.00	%(c)
Net investment income	2.64	%(c)
Supplemental data
Net assets, end of period (in thousands)	$632,929
Portfolio turnover	1%

Notes to Financial Highlights

(a)  For the period from April 30, 2013 (commencement of operations) to June 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Variable Portfolio — Pyrford International Equity Fund

Financial Highlights (continued)

Class 2	Six Months Ended June 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.04
Net realized and unrealized loss	(0.43)
Total from investment operations	(0.39)
Net investment income	(0.01)
Less distributions to shareholders:
Total distributions to shareholders	(0.01)
Net asset value, end of period	$9.60
Total return	(3.86%)
Ratios to average net assets(b)
Total gross expenses	1.34	%(c)
Total net expenses(d)	1.25	%(c)
Net investment income	2.89	%(c)
Supplemental data
Net assets, end of period (in thousands)	$162
Portfolio turnover	1%

Notes to Financial Highlights

(a)  For the period from April 30, 2013 (commencement of operations) to June 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Variable Portfolio — Pyrford International Equity Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Variable Portfolio — Pyrford International Equity Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

On April 11, 2013, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $20,000 in the Fund (1,000 shares for Class 1 and 1,000 shares for Class 2), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered on April 30, 2013.

These financial statements cover the period from April 30, 2013 (commencement of operations) to June 30, 2013.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Semiannual Report 2013
17

Variable Portfolio — Pyrford International Equity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund and the amount of any initial margin held by the counterparty. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. With exchange traded purchased options and futures and centrally cleared swap contracts, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded futures and options and centrally cleared swap contracts with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or

Semiannual Report 2013
18

Variable Portfolio — Pyrford International Equity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

clearinghouse for exchange traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Offsetting of Derivative Assets and Derivative Liabilities

The following table presents the Fund's gross and net amount of assets available for offset under netting arrangements as well as any related collateral received by the Fund as of June 30, 2013:

			Net Amounts	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments(a) ($)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount(b) ($)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	2,741,530	—	2,741,530	—	—	—	2,741,530

(a)  Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)  Represents the net amount due from counterparties in the event of default.

Semiannual Report 2013
19

Variable Portfolio — Pyrford International Equity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,741,530

The following table indicates the effect of derivative instruments in the Statement of Operations for the period ended June 30, 2013:

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	2,741,530

The following table is a summary of the volume of derivative instruments for the period ended June 30, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	8

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts (variable subaccounts or variable accounts) are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code,

Semiannual Report 2013
20

Variable Portfolio — Pyrford International Equity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the next calculated net asset value after the distribution is paid.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager is responsible for the ultimate oversight of investments made by the Funds. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Funds. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the period ended June 30, 2013 was 0.79% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Pyrford International Ltd. (Pyrford) to subadvise the assets of the Fund. The Investment Manager compensates Pyrford to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the period ended June 30, 2013 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating

Semiannual Report 2013
21

Variable Portfolio — Pyrford International Equity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through April 30, 2014
Class 1	1.00%
Class 2	1.25

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2013, the cost of investments for federal income tax purposes was approximately $710,778,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,774,000
Unrealized depreciation	(23,573,000)
Net unrealized depreciation	$(21,799,000)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $594,805,184 and $1,483,793, respectively, for the period ended June 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 100% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an

Semiannual Report 2013
22

Variable Portfolio — Pyrford International Equity Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
23

Variable Portfolio — Pyrford International Equity Fund

Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement

On March 6, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") and the Subadvisory Agreement (the "Subadvisory Agreement") between the Investment Manager and Pyrford International Ltd. (the "Subadviser") with respect to Variable Portfolio — Pyrford International Equity Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the Advisory Agreement and the Subadvisory Agreement (collectively, the "Agreements").

In connection with their deliberations regarding the proposed Agreements, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on January 8, 2013 and March 5, 2013, and at the Board meeting held on March 6, 2013. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On March 5, 2013, the Committee recommended that the Board approve the Agreements. On March 6, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the Agreements for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Agreements. The information and factors considered by the Committee and the Board in recommending for approval or approving the Agreements for the Fund included the following:

•  Information regarding the reputation, financial strength, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers of the Subadviser and other personnel proposed to provide investment management, administrative and other services to the Fund;

•  Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services, including an assessment of the Investment Manager's and the Subadviser's compliance system by the Fund's Chief Compliance Officer;

•  The terms and conditions of the Agreements;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager; and

•  Information regarding the investment management fees and other expenses of the Fund relative to those of comparable funds determined by the independent third-party data provider to be in the same peer group or universe of funds.

Nature, Extent and Quality of Services to be Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services to be provided to the Fund by the Investment Manager and the Subadviser and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and the Subadviser and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund

Semiannual Report 2013
24

Variable Portfolio — Pyrford International Equity Fund

Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement (continued)

that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager's and the Subadviser's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. The Committee and the Board also noted that the Board had approved the Subadviser's code of ethics and compliance program, and that the Chief Compliance Officer of the Funds monitors the code of ethics and compliance program.

The Committee and the Board considered the diligence and selection process undertaken to select the Subadviser, including the Investment Manager's rationale for recommending approval of the Subadvisory Agreement, and the process for monitoring the Subadviser's ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services to be provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Agreements supported the approval of the Agreements.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Agreements as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the proposed fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's proposed advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board also noted that the Investment Manager would pay the fees of the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements that the Investment Manager would observe during the Fund's first year, and the advisory fees and total expense ratios of comparable funds identified by the independent third-party data provider for purposes of expense comparison.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the approval of the Agreements.

Costs of Services to be Provided and Profitability

The Committee and the Board considered information provided by the Investment Manager with respect to estimated costs of services and profitability, and expected to consider the costs of services and the profitability of the Investment Manager and its affiliates in connection with the Committee's and the Board's next review and consideration of the continuation of the Agreements. The Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the expected expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the anticipated costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Agreements.

Investment Performance

Because the Fund had not yet commenced operations, the Committee and the Board did not have investment performance to compare to the returns of a group of comparable mutual funds. However, the Committee and the Board expected to consider,

Semiannual Report 2013
25

Variable Portfolio — Pyrford International Equity Fund

Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement (continued)

in connection with their next review and consideration of the continuation of the Agreements, the investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the independent third party data provider and a benchmark. The Committee and the Board also considered the expected volatility of the Subadviser's performance, and the Subadviser's expected contribution to the overall performance and volatility of the Fund under varying market conditions.

The Committee and the Board also considered the Investment Manager's and the Subadviser's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager and the Subadviser supported approval of the Agreements.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager and the Subadviser of services to the Fund, to groups of related funds, and to the Investment Manager's and the Subadviser's investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Fund through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager and/or the Subadviser in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

The Committee and the Board noted that the breakpoints in the Advisory Agreement did not occur at the same levels as the breakpoints in the Subadvisory Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under such new subadvisory agreements. The Committee and the Board also noted the potential challenges of seeking to tailor the Advisory Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser's ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers might need to be added as the Fund grows, increasing the Investment Manager's cost of compensating and overseeing the Fund's subadvisers.

In considering these matters, the Committee and the Board also considered the anticipated costs of the services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Agreements.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits to be received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions to be generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the proposed Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Agreements.

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28

Variable Portfolio — Pyrford International Equity Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
29

Variable Portfolio — Pyrford International Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6597 A (8/13)

Semiannual Report

June 30, 2013

Columbia Variable Portfolio — Managed Volatility Conservative Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of affiliated insurance companies. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Managed Volatility Conservative Fund

Portfolio Overview	2
Understanding Your Fund's Expenses	3
Portfolio of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	16
Board Consideration and Approval of Advisory Agreement	22
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio — Managed Volatility Conservative Fund

Portfolio Overview

(Unaudited)

Portfolio Allocation (%) (at June 30, 2013)
Allocations to Underlying Funds
Underlying Funds: Equity	14.5
International	3.9
U.S. Large Cap	6.9
U.S. Mid Cap	2.3
U.S. Small Cap	1.4
Underlying Funds: Fixed Income	52.3
Floating Rate	2.7
Global Bond	3.8
High Yield	6.1
Inflation Protected Securities	5.1
Investment Grade	31.1
Multisector	3.5
Allocations to Tactical Assets
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	20.4
Exchange-Traded Funds	8.2
Residential Mortgage-Backed Securities — Agency	4.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in an affiliated money market fund (amounting to $5.5 million) which have been segregated to cover obligations relating to the Fund's investment in derivatives as part of its tactical allocation strategy. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Portfolio Management

Todd White

Jeffrey Knight, CFA

Kent Peterson, Ph.D.

Melda Mergen, CFA, CAIA

Kent Bergene

Semiannual Report 2013
2

Columbia Variable Portfolio — Managed Volatility Conservative Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract, if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your variable annuity contract, if any, were included, your costs would be higher.

April 12, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)			Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual	Actual		Hypothetical	Actual
Class 2	1,000.00	1,000.00	976.00	*	1,021.19	1.42	*	3.37	0.68 *	2.40	*	5.70	1.15 *

*For the period from April 12, 2013 (commencement of operations) through June 30, 2013.

Expenses paid during the period are equal to the Fund's annualized expense ratio for Class 2 as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
3

Columbia Variable Portfolio — Managed Volatility Conservative Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 15.2%

	Shares	Value ($)
International 4.1%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	5,507	81,557
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	10,142	124,239
Variable Portfolio — DFA International Value Fund, Class 1(a)	26,307	254,392
Variable Portfolio — Invesco International Growth Fund, Class 1(a)	24,484	285,240
Variable Portfolio — Mondrian International Small Cap Fund, Class 1(a)	10,378	122,879
Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	15,370	169,834
Total		1,038,141
U.S. Large Cap 7.2%
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	14,428	234,026
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	13,885	121,074
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1(a)	8,961	119,626
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	12,550	173,318
Variable Portfolio — American Century Growth Fund, Class 1(a)(b)	8,592	121,143
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1(a)(b)	5,135	78,664
Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	8,298	122,736
Variable Portfolio — MFS Value Fund, Class 1(a)(b)	18,169	265,090
Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	16,336	245,701
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	8,430	121,390
Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	19,981	242,567
Total		1,845,335
U.S. Mid Cap 2.5%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	20,192	245,330
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1(a)(b)	4,966	69,872

Equity Funds (continued)

	Shares	Value ($)
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	11,875	175,157
Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	9,741	136,171
Total		626,530
U.S. Small Cap 1.4%
Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	7,211	111,057
Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	13,438	258,137
Total		369,194
Total Equity Funds (Cost: $3,944,528)		3,879,200

Fixed-Income Funds 54.8%

Floating Rate 2.8%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	73,432	714,490
Global Bond 4.0%
Columbia Variable Portfolio — Global Bond Fund, Class 1(a)	94,231	1,008,277
High Yield 6.4%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	196,560	1,631,444
Inflation Protected Securities 5.3%
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1(a)(b)	154,447	1,365,307
Investment Grade 32.7%
Columbia Variable Portfolio — Diversified Bond Fund, Class 1(a)	168,000	1,680,004
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	166,083	1,708,995
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	92,304	941,504
Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	159,034	1,679,398
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	158,910	1,687,623

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
4

Columbia Variable Portfolio — Managed Volatility Conservative Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fixed-Income Funds (continued)

	Shares	Value ($)
Variable Portfolio — PIMCO Mortgage- Backed Securities Fund, Class 1(a)	47,004	470,511
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	18,866	190,541
Total		8,358,576
Multisector 3.6%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	100,992	928,121
Total Fixed-Income Funds (Cost: $15,037,103)		14,006,215

Issuer	Coupon Rate	Principal Amount	Value ($)
Residential Mortgage-Backed Securities — Agency 4.8%
Federal National Mortgage Association(c)(d) 07/01/43	3.500%	1,200,000	1,218,187
Total Residential Mortgage-Backed Securities — Agency (Cost: $1,208,203)			1,218,187

Exchange-Traded Funds 8.5%

	Shares	Value ($)
SPDR S&P 500 ETF Trust	7,650	1,224,076
iShares Core S&P 500 ETF	1,400	225,358
iShares MSCI EAFE ETF	8,275	474,820
iShares Russell 2000 ETF	2,725	264,761
Total Exchange-Traded Funds (Cost: $2,232,019)		2,189,015

Money Market Funds 21.4%

Columbia Short-Term Cash Fund, 0.106%(a)(e)	5,472,435	5,472,435
Total Money Market Funds (Cost: $5,472,435)		5,472,435
Total Investments (Cost: $27,894,288)		26,765,052
Other Assets and Liabilities		(1,197,416)
Net Assets		25,567,636

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2013

At June 30, 2013, $62,075 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini S&P 500 Index	5	399,825	September 2013	—	(2,489)
Russell 2000 Mini Index	1	97,470	September 2013	1,592	—
U.S. Treasury Note, 5-year	33	3,994,547	September 2013	—	(27,574)
U.S. Treasury Note, 10-year	2	253,125	September 2013	—	(5,739)
U.S. Treasury Ultra Bond, 30-year	4	589,250	September 2013	—	(13,930)
Total				1,592	(49,732)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Variable Portfolio — Managed Volatility Conservative Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.106%	10,000,000	4,536,526	(9,064,091)	5,472,435	—	982	5,472,435
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	—	244,864	—	244,864	—	—	245,330
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	—	1,875,004	—	1,875,004	74,452	76,710	1,680,004
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	—	235,069	—	235,069	—	—	234,026
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	—	88,615	—	88,615	—	464	81,557
Columbia Variable Portfolio — Global Bond Fund, Class 1	—	1,060,380	—	1,060,380	6,922	—	1,008,277
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	—	1,923,271	—	1,923,271	103,678	143,635	1,631,444
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	—	122,432	—	122,432	—	—	121,074
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	—	1,784,049	—	1,784,049	19,777	40,431	1,708,995
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	—	68,562	—	68,562	—	—	69,872
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1	—	122,432	—	122,432	—	—	119,626
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	—	171,405	—	171,405	—	—	173,318
Columbia Variable Portfolio — Strategic Income Fund, Class 1	—	957,690	—	957,690	—	—	928,121

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Variable Portfolio — Managed Volatility Conservative Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	—	964,805	—	964,805	—	7,116	941,504
Variable Portfolio — American Century Diversified Bond Fund, Class 1	—	1,788,051	—	1,788,051	31,102	33,108	1,679,398
Variable Portfolio — American Century Growth Fund, Class 1	—	122,432	—	122,432	—	—	121,143
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	—	1,482,213	—	1,482,213	45,678	—	1,365,307
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	—	130,433	—	130,433	2,127	977	124,239
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	—	78,357	—	78,357	—	—	78,664
Variable Portfolio — DFA International Value Fund, Class 1	—	269,282	—	269,282	—	4,830	254,392
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	—	754,693	—	754,693	5,690	30,736	714,490
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	—	122,432	—	122,432	—	—	122,736
Variable Portfolio — Invesco International Growth Fund, Class 1	—	300,779	—	300,779	3,488	3,455	285,240
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	—	1,762,789	—	1,762,789	2,951	35,995	1,687,623
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	—	176,302	—	176,302	—	—	175,157
Variable Portfolio — MFS Value Fund, Class 1	—	264,453	—	264,453	—	—	265,090

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Managed Volatility Conservative Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — Mondrian International Small Cap Fund, Class 1	—	131,757	—	131,757	2,939	1,489	122,879
Variable Portfolio — NFJ Dividend Value Fund, Class 1	—	244,864	—	244,864	—	—	245,701
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	—	122,432	—	122,432	—	—	121,390
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	—	107,740	—	107,740	—	—	111,057
Variable Portfolio — Partners Small Cap Value Fund, Class 1	—	254,659	—	254,659	—	—	258,137
Variable Portfolio — PIMCO Mortgage- Backed Securities Fund, Class 1	—	489,385	—	489,385	6,708	3,832	470,511
Variable Portfolio — Pyramis® International Equity Fund, Class 1	—	183,241	—	183,241	4,357	2,582	169,834
Variable Portfolio — Sit Dividend Growth Fund, Class 1	—	244,864	—	244,864	—	—	242,567
Variable Portfolio — Victory Established Value Fund, Class 1	—	137,124	—	137,124	—	—	136,171
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	—	194,771	—	194,771	1,525	1,709	190,541
Total	10,000,000	23,518,157	(9,064,091)	24,454,066	311,394	388,051	23,357,850

(b)  Non-income producing.

(c)  Represents a security purchased on a when-issued or delayed delivery basis.

(d)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)  The rate shown is the seven-day current annualized yield at June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Managed Volatility Conservative Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Managed Volatility Conservative Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	3,879,200	—	—	3,879,200
Fixed-Income Funds	14,006,215	—	—	14,006,215
Money Market Funds	5,472,435	—	—	5,472,435
Total Mutual Funds	23,357,850	—	—	23,357,850
Bonds
Residential Mortgage-Backed Securities — Agency	—	1,218,187	—	1,218,187
Total Bonds	—	1,218,187	—	1,218,187
Equity Securities
Exchange-Traded Funds	2,189,015	—	—	2,189,015
Total Equity Securities	2,189,015	—	—	2,189,015
Investments in Securities	25,546,865	1,218,187	—	26,765,052
Derivatives
Assets
Futures Contracts	1,592	—	—	1,592
Liabilities
Futures Contracts	(49,732)	—	—	(49,732)
Total	25,498,725	1,218,187	—	26,716,912

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Managed Volatility Conservative Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $3,440,222)	$3,407,202
Affiliated issuers (identified cost $24,454,066)	23,357,850
Total investments (identified cost $27,894,288)	26,765,052
Margin deposits	62,075
Receivable for:
Investments sold on a delayed delivery basis	681,406
Capital shares sold	59,580
Dividends	16,363
Interest	1,497
Variation margin	4,609
Expense reimbursement due from Investment Manager	104
Trustees' deferred compensation plan	238
Other assets	2,627
Total assets	27,593,551
Liabilities
Payable for:
Investments purchased	99,149
Investments purchased on a delayed delivery basis	1,906,508
Capital shares purchased	748
Due to broker	6,875
Investment management fees	150
Distribution and/or service fees	174
Transfer agent fees	14
Administration fees	23
Compensation of board members	1,737
Other expenses	10,299
Trustees' deferred compensation plan	238
Total liabilities	2,025,915
Net assets applicable to outstanding capital stock	$25,567,636
Represented by
Partners' capital	$25,567,636
Total — representing net assets applicable to outstanding capital stock	$25,567,636
Class 2
Net assets	$25,567,636
Shares outstanding	2,618,336
Net asset value per share	$9.76

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Variable Portfolio — Managed Volatility Conservative Fund

Statement of Operations

Six Months Ended June 30, 2013(a) (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$15,958
Dividends — affiliated issuers	388,051
Total income	404,009
Expenses:
Investment management fees	7,184
Distribution and/or service fees
Class 2	8,571
Transfer agent fees
Class 2	653
Administration fees	1,121
Compensation of board members	1,737
Custodian fees	1,055
Printing and postage fees	5,352
Professional fees	7,217
Other	542
Total expenses	33,432
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(10,034)
Total net expenses	23,398
Net investment income	380,611
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(45,109)
Capital gain distributions from underlying affiliated funds	311,394
Futures contracts	(35,037)
Net realized gain	231,248
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(33,020)
Investments — affiliated issuers	(1,096,216)
Futures contracts	(48,140)
Net change in unrealized appreciation (depreciation)	(1,177,376)
Net realized and unrealized loss	(946,128)
Net decrease in net assets from operations	$(565,517)

(a) For the period from April 12, 2013 (commencement of operations) to June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Managed Volatility Conservative Fund

Statement of Changes in Net Assets

Six Months Ended June 30, 2013(a) (Unaudited)
Operations
Net investment income	$380,611
Net realized gain	231,248
Net change in unrealized appreciation (depreciation)	(1,177,376)
Net decrease in net assets resulting from operations	(565,517)
Increase (decrease) in net assets from capital stock activity	26,133,153
Total increase in net assets	25,567,636
Net assets at end of period	$25,567,636

(a) For the period from April 12, 2013 (commencement of operations) to June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Managed Volatility Conservative Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013(a) (Unaudited)
	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	2,618,443	26,134,201
Redemptions	(107)	(1,048)
Net increase	2,618,336	26,133,153
Total net increase	2,618,336	26,133,153

(a) For the period from April 12, 2013 (commencement of operations) to June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Variable Portfolio — Managed Volatility Conservative Fund

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the period shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 2	Six Months Ended June 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.23
Net realized and unrealized loss	(0.47)
Total from investment operations	(0.24)
Net asset value, end of period	$9.76
Total return	(2.40%)
Ratios to average net assets(b)
Total gross expenses	0.98	%(c)
Total net expenses(d)	0.68	%(c)
Net investment income	11.10	%(c)
Supplemental data
Net assets, end of period (in thousands)	$25,568
Portfolio turnover	18	%(e)

Notes to Financial Highlights

(a)  For the period from April 12, 2013 (commencement of operations) to June 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 9% for the period ended June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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15

Columbia Variable Portfolio — Managed Volatility Conservative Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Managed Volatility Conservative Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

On April 11, 2013, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $10,000,000 in the Fund, which represented the initial capital for Class 2 at $10.00 per share. The Fund commenced operations on April 12, 2013.

These financial statements cover the period from April 12, 2013 (commencement of operations) to June 30, 2013.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts issued by affiliated life insurance companies. You may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange (NYSE) on the valuation date.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty

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Columbia Variable Portfolio — Managed Volatility Conservative Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund and the amount of any initial margin held by the counterparty. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. With exchange traded purchased options and futures and centrally cleared swap contracts, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded futures and options and centrally cleared swap contracts with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market, and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly,

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Columbia Variable Portfolio — Managed Volatility Conservative Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits on futures contracts. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. In the event of a bankruptcy or insolvency of a futures commission merchant that holds the margin on behalf of the Fund, the Fund may not be entitled to the return of all of the margin owed to the Fund, resulting in a loss. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact and the location of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	1,592	*
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	2,489	*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	47,243	*
Total		49,732

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the period ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	6,470
Interest rate risk	(41,507)
Total	(35,037)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(897)
Interest rate risk	(47,243)
Total	(48,140)

The following table is a summary of the volume of derivative instruments for the period ended June 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	93

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not

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Columbia Variable Portfolio — Managed Volatility Conservative Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

identical securities on a specified future. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager's ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Fund does not pay the Investment Manager a direct fee for investment management services on the portion of assets held in underlying funds that pay an investment management fee to the Investment Manager. For the portion of assets the Fund holds in other securities or investments through the Tactical Allocation Strategy and other

Semiannual Report 2013
19

Columbia Variable Portfolio — Managed Volatility Conservative Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

funds advised by the Investment Manager that do not pay an investment management fee, the Investment Manager is paid a monthly fee that declines from 0.66% to 0.49% as assets increase. The annualized effective investment management fee rate for the period ended June 30, 2013 was 0.21% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The fee paid by the Fund with respect to investments in underlying funds (including any ETFs) that pay an investment management fee to the Investment Manager is 0.02% on all asset levels. The fee paid by the Fund with respect to investments through the Tactical Allocation Strategy and underlying funds (including any ETFs) that do not pay an administrative fee declines from 0.06% to 0.03% as assets increase. The annualized effective administration fee rate for the period ended June 30, 2013 was 0.03% of the Fund's average daily net assets.

Other Expenses

Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.00% on assets invested in underlying funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund's average daily net assets on assets invested in securities (other than underlying mutual funds that pay a transfer agency fee to the Transfer Agent), including other funds that do not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

The annualized effective transfer agent fee rate for the period ended June 30, 2013 was 0.02% of the Fund's average daily net assets.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rate of 1.15% of Class 2 average daily net assets.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $25,020,990 and $2,742,054, respectively, for the period ended June 30, 2013, of which

Semiannual Report 2013
20

Columbia Variable Portfolio — Managed Volatility Conservative Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

$3,360,916 and $2,125,451, respectively, were U.S. government securities.

Note 5. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 100.0% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
21

Columbia Variable Portfolio — Managed Volatility Conservative Fund

Board Consideration and Approval of
Advisory Agreement

On March 6, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Variable Portfolio — Managed Volatility Conservative Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the Advisory Agreement.

In connection with their deliberations regarding the proposed Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on January 8, 2013 and March 5, 2013, and at the Board meeting held on March 6, 2013. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On March 5, 2013, the Committee recommended that the Board approve the Advisory Agreement. On March 6, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Advisory Agreement for the Fund included the following:

•  Information regarding the reputation, financial strength, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel proposed to provide investment management, administrative and other services to the Fund;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer;

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager; and

•  Information regarding the investment management fees and other expenses of the Fund relative to those of comparable funds determined by the independent third-party data provider to be in the same peer group or universe of funds.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services to be provided to the Fund by the Investment Manager and the Investment Manager's affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and the Investment Manager's affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by

Semiannual Report 2013
22

Columbia Variable Portfolio — Managed Volatility Conservative Fund

Board Consideration and Approval of
Advisory Agreement (continued)

those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the approval of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the proposed fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's proposed advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board also took into account the fee waiver and expense limitation arrangements that the Investment Manager would observe during the Fund's first year, and the advisory fees and total expense ratios of comparable funds identified by an independent third-party data provider and by the Investment Manager for purposes of expense comparison.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the approval of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board considered information provided by the Investment Manager with respect to estimated costs of services and profitability, and expected to consider the costs of services and the profitability of the Investment Manager and its affiliates in connection with the Committee's and the Board's next review and consideration of the continuation of the Advisory Agreement. The Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the expected expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the anticipated costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Advisory Agreement.

Investment Performance

Because the Fund had not yet commenced operations, the Committee and the Board did not have investment performance to compare to the returns of a group of comparable mutual funds. However, the Committee and the Board expected to consider, in connection with their next review and consideration of the continuation of the Advisory Agreement, the investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the independent third party data provider, and a benchmark.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager supported approval of the Advisory Agreement.

Semiannual Report 2013
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Columbia Variable Portfolio — Managed Volatility Conservative Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Fund through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources.

In considering these matters, the Committee and the Board also considered the anticipated costs of the services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits to be received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions to be generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the proposed Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Advisory Agreement.

Semiannual Report 2013
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Columbia Variable Portfolio — Managed Volatility Conservative Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
25

Columbia Variable Portfolio — Managed Volatility Conservative Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6627 A (8/13)

Semiannual Report

June 30, 2013

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of affiliated insurance companies. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Portfolio Overview	2
Understanding Your Fund's Expenses	3
Portfolio of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	16
Board Consideration and Approval of Advisory Agreement	22
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Portfolio Overview

(Unaudited)

Portfolio Allocation (%) (at June 30, 2013)
Allocations to Underlying Funds
Underlying Funds: Equity	29.1
International	7.9
U.S. Large Cap	13.8
U.S. Mid Cap	4.7
U.S. Small Cap	2.7
Underlying Funds: Fixed Income	38.7
Floating Rate	2.0
Global Bond	2.8
High Yield	5.0
Inflation Protected Securities	3.8
Investment Grade	22.5
Multisector	2.6
Allocations to Tactical Assets
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	20.8
Exchange-Traded Funds	8.3
Residential Mortgage-Backed Securities — Agency	3.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in an affiliated money market fund (amounting to $11.3 million) which have been segregated to cover obligations relating to the Fund's investment in derivatives as part of its tactical allocation strategy. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Portfolio Management

Todd White

Jeffrey Knight, CFA

Kent Peterson, Ph.D.

Melda Mergen, CFA, CAIA

Kent Bergene

Semiannual Report 2013
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Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract, if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your variable annuity contract, if any, were included, your costs would be higher.

April 12, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)			Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual	Actual		Hypothetical	Actual
Class 2	1,000.00	1,000.00	982.00	*	1,021.43	1.32	*	3.12	0.63 *	2.40	*	5.70	1.15 *

*For the period from April 12, 2013 (commencement of operations) through June 30, 2013.

Expenses paid during the period are equal to the Fund's annualized expense ratio for Class 2 as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
3

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 30.1%

	Shares	Value ($)
International 8.1%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	23,052	341,402
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	41,861	512,797
Variable Portfolio — DFA International Value Fund, Class 1(a)	108,324	1,047,490
Variable Portfolio — Invesco International Growth Fund, Class 1(a)	101,048	1,177,207
Variable Portfolio — Mondrian International Small Cap Fund, Class 1(a)	43,020	509,359
Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	63,459	701,223
Total		4,289,478
U.S. Large Cap 14.3%
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	59,242	960,910
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	56,937	496,488
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1(a)	36,976	493,636
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	51,026	704,664
Variable Portfolio — American Century Growth Fund, Class 1(a)(b)	35,243	496,929
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1(a)(b)	21,025	322,096
Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	33,949	502,107
Variable Portfolio — MFS Value Fund, Class 1(a)(b)	74,203	1,082,618
Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	66,721	1,003,487
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	34,578	497,931
Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	81,986	995,308
Total		7,556,174
U.S. Mid Cap 4.9%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	82,446	1,001,722
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1(a)(b)	20,207	284,311
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	48,786	719,588

Equity Funds (continued)

	Shares	Value ($)
Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	39,975	558,856
Total		2,564,477
U.S. Small Cap 2.8%
Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	29,313	451,413
Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	54,857	1,053,807
Total		1,505,220
Total Equity Funds (Cost: $16,256,437)		15,915,349

Fixed-Income Funds 39.9%

Floating Rate 2.0%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	110,041	1,070,700
Global Bond 2.9%
Columbia Variable Portfolio — Global Bond Fund, Class 1(a)	142,809	1,528,050
High Yield 5.2%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	329,616	2,735,809
Inflation Protected Securities 3.9%
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1(a)(b)	234,435	2,072,407
Investment Grade 23.3%
Columbia Variable Portfolio — Diversified Bond Fund, Class 1(a)	253,174	2,531,743
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	249,236	2,564,635
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	138,776	1,415,517
Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	239,815	2,532,442
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	239,313	2,541,501
Variable Portfolio — PIMCO Mortgage- Backed Securities Fund, Class 1(a)	70,767	708,380
Total		12,294,218

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
4

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fixed-Income Funds (continued)

	Shares	Value ($)
Multisector 2.6%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	152,330	1,399,915
Total Fixed-Income Funds (Cost: $22,490,453)		21,101,099

Residential Mortgage-Backed
Securities — Agency 3.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)(d) 07/01/43	3.500%	1,675,000	1,700,387
Total Residential Mortgage-Backed Securities — Agency (Cost: $1,682,628)			1,700,387

Exchange-Traded Funds 8.6%

	Shares	Value ($)
SPDR S&P 500 ETF Trust	14,025	2,244,141
iShares Core S&P 500 ETF	4,000	643,880
iShares MSCI EAFE ETF	21,050	1,207,849
iShares Russell 2000 ETF	4,300	417,788
Total Exchange-Traded Funds (Cost: $4,647,681)		4,513,658

Money Market Funds 21.5%

Columbia Short-Term Cash Fund, 0.106%(a)(e)	11,341,674	11,341,674
Total Money Market Funds (Cost: $11,341,674)		11,341,674
Total Investments (Cost: $56,418,873)		54,572,167
Other Assets and Liabilities		(1,720,306)
Net Assets		52,851,861

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2013

At June 30, 2013, $152,350 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini S&P 500 Index	17	1,359,405	September 2013	—	(12,978)
Russell 2000 Mini Index	3	292,410	September 2013	4,252	—
U.S. Treasury Note, 5-year	83	10,046,891	September 2013	—	(70,329)
U.S. Treasury Note, 10-year	3	379,688	September 2013	—	(8,608)
U.S. Treasury Ultra Bond, 30-year	5	736,562	September 2013	—	(11,682)
Total				4,252	(103,597)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short- Term Cash Fund	10,000,000	11,264,795	(9,923,121)	—	11,341,674	—	1,330	11,341,674
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	—	1,009,326	—	—	1,009,326	—	—	1,001,722
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	—	2,805,387	—	—	2,805,387	109,103	112,412	2,531,743
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	—	968,952	—	—	968,952	—	—	960,910
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	—	365,243	—	—	365,243	—	1,886	341,402
Columbia Variable Portfolio — Global Bond Fund, Class 1	—	1,589,231	—	—	1,589,231	10,197	—	1,528,050
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	—	3,140,242	—	—	3,140,242	142,911	198,137	2,735,809
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	—	504,663	—	—	504,663	—	—	496,488
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	—	2,671,762	—	—	2,671,762	28,870	59,020	2,564,635
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	—	282,611	—	—	282,611	—	—	284,311
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1	—	504,663	—	—	504,663	—	—	493,636
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	—	706,528	—	—	706,528	—	—	704,664

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Strategic Income Fund, Class 1	—	1,435,485	—	—	1,435,485	—	—	1,399,915
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	—	1,445,891	—	—	1,445,891	—	10,405	1,415,517
Variable Portfolio — American Century Diversified Bond Fund, Class 1	—	2,678,028	—	—	2,678,028	45,607	48,548	2,532,442
Variable Portfolio — American Century Growth Fund, Class 1	—	504,663	—	—	504,663	—	—	496,929
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	—	2,220,620	—	—	2,220,620	67,393	—	2,072,407
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	—	537,307	—	—	537,307	8,536	3,922	512,797
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	—	322,984	—	—	322,984	—	—	322,096
Variable Portfolio — DFA International Value Fund, Class 1	—	1,109,400	—	—	1,109,400	—	19,328	1,047,490
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	—	1,129,716	—	—	1,129,716	8,295	44,808	1,070,700
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	—	504,663	—	—	504,663	—	—	502,107
Variable Portfolio — Invesco International Growth Fund, Class 1	—	1,239,050	—	—	1,239,050	13,994	13,865	1,177,207
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	—	2,640,913	—	—	2,640,913	4,322	52,718	2,541,501
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	—	726,715	—	—	726,715	—	—	719,588
Variable Portfolio — MFS Value Fund, Class 1	—	1,090,072	—	—	1,090,072	—	—	1,082,618

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — Mondrian International Small Cap Fund, Class 1	—	542,694	—	—	542,694	11,844	5,999	509,359
Variable Portfolio — NFJ Dividend Value Fund, Class 1	—	1,009,326	—	—	1,009,326	—	—	1,003,487
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	—	504,663	—	—	504,663	—	—	497,931
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	—	444,103	—	—	444,103	—	—	451,413
Variable Portfolio — Partners Small Cap Value Fund, Class 1	—	1,049,698	—	—	1,049,698	—	—	1,053,807
Variable Portfolio — PIMCO Mortgage- Backed Securities Fund, Class 1	—	733,177	—	—	733,177	9,823	5,611	708,380
Variable Portfolio — Pyramis® International Equity Fund, Class 1	—	754,566	—	—	754,566	17,487	10,365	701,223
Variable Portfolio — Sit Dividend Growth Fund, Class 1	—	1,009,326	—	—	1,009,326	—	—	995,308
Variable Portfolio — Victory Established Value Fund, Class 1	—	565,222	—	—	565,222	—	—	558,856
Total	10,000,000	50,011,685	(9,923,121)	—	50,088,564	478,382	588,354	48,358,122

(b)  Non-income producing.

(c)  Represents a security purchased on a when-issued or delayed delivery basis.

(d)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)  The rate shown is the seven-day current annualized yield at June 30, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	15,915,349	—	—	15,915,349
Fixed-Income Funds	21,101,099	—	—	21,101,099
Money Market Funds	11,341,674	—	—	11,341,674
Total Mutual Funds	48,358,122	—	—	48,358,122
Bonds
Residential Mortgage-Backed Securities — Agency	—	1,700,387	—	1,700,387
Total Bonds	—	1,700,387	—	1,700,387
Equity Securities
Exchange-Traded Funds	4,513,658	—	—	4,513,658
Total Equity Securities	4,513,658	—	—	4,513,658
Investments in Securities	52,871,780	1,700,387	—	54,572,167
Derivatives
Assets
Futures Contracts	4,252	—	—	4,252
Liabilities
Futures Contracts	(103,597)	—	—	(103,597)
Total	52,772,435	1,700,387	—	54,472,822

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $6,330,309)	$6,214,045
Affiliated issuers (identified cost $50,088,564)	48,358,122
Total investments (identified cost $56,418,873)	54,572,167
Margin deposits	152,350
Receivable for:
Investments sold on a delayed delivery basis	657,070
Capital shares sold	874,761
Dividends	35,713
Interest	2,149
Variation margin	3,562
Expense reimbursement due from Investment Manager	174
Trustees' deferred compensation plan	239
Other assets	2,627
Total assets	56,300,812
Liabilities
Payable for:
Investments purchased	1,052,553
Investments purchased on a delayed delivery basis	2,355,992
Capital shares purchased	981
Due to broker	17,250
Investment management fees	296
Distribution and/or service fees	351
Transfer agent fees	27
Administration fees	46
Compensation of board members	2,314
Other expenses	18,902
Trustees' deferred compensation plan	239
Total liabilities	3,448,951
Net assets applicable to outstanding capital stock	$52,851,861
Represented by
Partners' capital	$52,851,861
Total — representing net assets applicable to outstanding capital stock	$52,851,861
Class 2
Net assets	$52,851,861
Shares outstanding	5,382,347
Net asset value per share	$9.82

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Statement of Operations

Six months ended June 30, 2013(a) (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$35,009
Dividends — affiliated issuers	588,354
Total income	623,363
Expenses:
Investment management fees	10,049
Distribution and/or service fees
Class 2	12,202
Transfer agent fees
Class 2	914
Administration fees	1,585
Compensation of board members	2,314
Custodian fees	2,037
Printing and postage fees	11,935
Professional fees	7,665
Other	1,092
Total expenses	49,793
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(18,905)
Total net expenses	30,888
Net investment income	592,475
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(47,828)
Capital gain distributions from underlying affiliated funds	478,382
Futures contracts	(68,202)
Net realized gain	362,352
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(116,264)
Investments — affiliated issuers	(1,730,442)
Futures contracts	(99,345)
Net change in unrealized appreciation (depreciation)	(1,946,051)
Net realized and unrealized loss	(1,583,699)
Net decrease in net assets from operations	$(991,224)

(a) For the period from April 12, 2013 (commencement of operations) to June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Statement of Changes in Net Assets

Six months ended June 30, 2013(a) (Unaudited)
Operations
Net investment income	$592,475
Net realized gain	362,352
Net change in unrealized appreciation (depreciation)	(1,946,051)
Net decrease in net assets resulting from operations	(991,224)
Increase (decrease) in net assets from capital stock activity	43,843,085
Total increase in net assets	42,851,861
Net assets at beginning of period	10,000,000
Net assets at end of period	$52,851,861

(a) For the period from April 12, 2013 (commencement of operations) to June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Statement of Changes in Net Assets (continued)

	Six months ended June 30, 2013(a) (Unaudited)
	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	4,382,463	43,844,230
Redemptions	(116)	(1,145)
Net increase	4,382,347	43,843,085
Total net increase	4,382,347	43,843,085

(a) For the period from April 12, 2013 (commencement of operations) to June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the period shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 2	Six months ended June 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.25
Net realized and unrealized loss	(0.43)
Total from investment operations	(0.18)
Net asset value, end of period	$9.82
Total return	(1.80%)
Ratios to average net assets(b)
Total gross expenses	1.02	%(c)
Total net expenses(d)	0.63	%(c)
Net investment income	12.14	%(c)
Supplemental data
Net assets, end of period (in thousands)	$52,852
Portfolio turnover	10	%(e)

Notes to Financial Highlights

(a)  For the period from April 12, 2013 (commencement of operations) to June 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 5% for the period ended June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

On April 11, 2013, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $10,000,000 in the Fund, which represented the initial capital for Class 2 at $10.00 per share. The Fund commenced operations on April 12, 2013.

These financial statements cover the period from April 12, 2013 (commencement of operations) to June 30, 2013.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts issued by affiliated life insurance companies. You may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange (NYSE) on the valuation date.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on OTC derivatives is generally limited to the

Semiannual Report 2013
16

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

aggregate unrealized gain netted against any collateral held by such Fund and the amount of any initial margin held by the counterparty. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. With exchange traded purchased options and futures and centrally cleared swap contracts, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded futures and options and centrally cleared swap contracts with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market, and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated

Semiannual Report 2013
17

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits on futures contracts. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. In the event of a bankruptcy or insolvency of a futures commission merchant that holds the margin on behalf of the Fund, the Fund may not be entitled to the return of all of the margin owed to the Fund, resulting in a loss. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	4,252	*
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	12,978	*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	90,619	*
Total		103,597

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the period ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(15,480)
Interest rate risk	(52,722)
Total	(68,202)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(8,726)
Interest rate risk	(90,619)
Total	(99,345)

The following table is a summary of the volume of derivative instruments for the period ended June 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	215

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future. During the roll period, the Fund loses the right to receive principal and

Semiannual Report 2013
18

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager's ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Fund does not pay the Investment Manager a direct fee for investment management services on the portion of assets held in underlying funds that pay an investment management fee to the Investment Manager. For the portion of assets the Fund holds in other securities or

Semiannual Report 2013
19

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

investments through the Tactical Allocation Strategy and other funds advised by the Investment Manager that do not pay an investment management fee, the Investment Manager is paid a monthly fee that declines from 0.66% to 0.49% as assets increase. The annualized effective investment management fee rate for the period ended June 30, 2013 was 0.21% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The fee paid by the Fund with respect to investments in underlying funds (including ETFs) that pay an investment management fee to the Investment Manager is 0.02% on all asset levels. The fee paid by the Fund with respect to investments through the Tactical Allocation Strategy and underlying funds (including ETFs) that do not pay an administrative fee declines from 0.06% to 0.03% as assets increase. The annualized effective administration fee rate for the period ended June 30, 2013 was 0.03% of the Fund's average daily net assets.

Other Expenses

Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.00% on assets invested in underlying funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund's average daily net assets on assets invested in securities (other than underlying mutual funds that pay a transfer agency fee to the Transfer Agent), including other funds that do not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

The annualized effective transfer agent fee rate for the six months ended June 30, 2013 was 0.02% for the Fund's average daily net assets.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rate of 1.15% of Class 2 average daily net assets.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $47,678,488 and $2,553,462, respectively, for the period ended June 30, 2013, of which $3,758,457 and $2,049,542, respectively, were U.S. government securities.

Semiannual Report 2013
20

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Note 5. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 100% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
21

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Board Consideration and Approval of
Advisory Agreement

On March 6, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the Advisory Agreement.

In connection with their deliberations regarding the proposed Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on January 8, 2013 and March 5, 2013, and at the Board meeting held on March 6, 2013. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On March 5, 2013, the Committee recommended that the Board approve the Advisory Agreement. On March 6, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Advisory Agreement for the Fund included the following:

•  Information regarding the reputation, financial strength, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel proposed to provide investment management, administrative and other services to the Fund;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer;

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager; and

•  Information regarding the investment management fees and other expenses of the Fund relative to those of comparable funds determined by the independent third-party data provider to be in the same peer group or universe of funds.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services to be provided to the Fund by the Investment Manager and the Investment Manager's affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and the Investment Manager's affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for

Semiannual Report 2013
22

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Board Consideration and Approval of
Advisory Agreement (continued)

personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the approval of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the proposed fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's proposed advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board also took into account the fee waiver and expense limitation arrangements that the Investment Manager would observe during the Fund's first year, and the advisory fees and total expense ratios of comparable funds identified by an independent third-party data provider and by the Investment Manager for purposes of expense comparison.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the approval of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board considered information provided by the Investment Manager with respect to estimated costs of services and profitability, and expected to consider the costs of services and the profitability of the Investment Manager and its affiliates in connection with the Committee's and the Board's next review and consideration of the continuation of the Advisory Agreement. The Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the expected expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the anticipated costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Advisory Agreement.

Investment Performance

Because the Fund had not yet commenced operations, the Committee and the Board did not have investment performance to compare to the returns of a group of comparable mutual funds. However, the Committee and the Board expected to consider, in connection with their next review and consideration of the continuation of the Advisory Agreement, the investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the independent third party data provider, and a benchmark.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager supported approval of the Advisory Agreement.

Semiannual Report 2013
23

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Fund through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources.

In considering these matters, the Committee and the Board also considered the anticipated costs of the services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits to be received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions to be generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the proposed Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Advisory Agreement.

Semiannual Report 2013
24

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
25

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

Information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6619 A (8/13)

Semiannual Report

June 30, 2013

Columbia Variable Portfolio — Managed Volatility
Growth Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of affiliated insurance companies. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Managed Volatility Growth Fund

Portfolio Overview	2
Understanding Your Fund's Expenses	3
Portfolio of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	16
Board Consideration and Approval of Advisory Agreement	23
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio — Managed Volatility Growth Fund

Portfolio Overview

(Unaudited)

Portfolio Allocation (%) (at June 30, 2013)
Allocations to Underlying Funds
Underlying Funds: Equity	59.3
International	16.0
U.S. Large Cap	28.2
U.S. Mid Cap	9.6
U.S. Small Cap	5.5
Underlying Funds: Fixed Income	10.0
Floating Rate	0.5
Global Bond	0.7
High Yield	1.3
Inflation Protected Securities	1.0
Investment Grade	5.8
Multisector	0.7
Allocations to Tactical Assets
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	18.5
Exchange-Traded Funds	9.2
Residential Mortgage-Backed Securities — Agency	1.3
Options Purchased Puts	1.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in an affiliated money market fund (amounting to $32.3 million) which have been segregated to cover obligations relating to the Fund's investment in derivatives as part of its tactical allocation strategy. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Portfolio Management

Todd White

Jeffrey Knight, CFA

Kent Peterson, Ph.D.

Melda Mergen, CFA, CAIA

Kent Bergene

Semiannual Report 2013
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Columbia Variable Portfolio — Managed Volatility Growth Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract, if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your variable annuity contract, if any, were included, your costs would be higher.

April 12, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)			Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual	Actual		Hypothetical	Actual
Class 2	1,000.00	1,000.00	993.00	*	1,021.82	1.16	*	2.73	0.55 *	2.42	*	5.70	1.15 *

*For the period from April 12, 2013 (commencement of operations) through June 30, 2013.

Expenses paid during the period are equal to the Fund's annualized expense ratio for Class 2 as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
3

Columbia Variable Portfolio — Managed Volatility Growth Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 60.2%

	Shares	Value ($)
International 16.2%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1(a)	151,082	2,237,526
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	273,479	3,350,122
Variable Portfolio — DFA International Value Fund, Class 1(a)	707,421	6,840,759
Variable Portfolio — Invesco International Growth Fund, Class 1(a)	661,175	7,702,688
Variable Portfolio — Mondrian International Small Cap Fund, Class 1(a)	281,484	3,332,768
Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	415,000	4,585,752
Total		28,049,615
U.S. Large Cap 28.6%
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	387,643	6,287,577
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	372,690	3,249,857
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1(a)	242,942	3,243,270
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	333,056	4,599,499
Variable Portfolio — American Century Growth Fund, Class 1(a)(b)	230,524	3,250,388
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1(a)(b)	137,637	2,108,598
Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	222,117	3,285,107
Variable Portfolio — MFS Value Fund, Class 1(a)(b)	484,802	7,073,257
Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	435,578	6,551,100
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	226,339	3,259,284
Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	536,421	6,512,149
Total		49,420,086
U.S. Mid Cap 9.7%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	538,587	6,543,836
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1(a)(b)	131,889	1,855,678
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	319,197	4,708,153

Equity Funds (continued)

	Shares	Value ($)
Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	261,556	3,656,555
Total		16,764,222
U.S. Small Cap 5.7%
Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	191,526	2,949,492
Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	358,497	6,886,733
Total		9,836,225
Total Equity Funds (Cost: $106,310,056)		104,070,148

Fixed-Income Funds 10.0%

Floating Rate 0.5%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	89,995	875,653
Global Bond 0.7%
Columbia Variable Portfolio — Global Bond Fund, Class 1(a)	117,043	1,252,363
High Yield 1.3%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	269,665	2,238,220
Inflation Protected Securities 1.0%
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1(a)(b)	192,240	1,699,398
Investment Grade 5.8%
Columbia Variable Portfolio — Diversified Bond Fund, Class 1(a)	207,283	2,072,832
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	203,891	2,098,037
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	113,615	1,158,868
Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	196,374	2,073,713
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	195,897	2,080,431
Variable Portfolio — PIMCO Mortgage- Backed Securities Fund, Class 1(a)	57,937	579,950
Total		10,063,831

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
4

Columbia Variable Portfolio — Managed Volatility Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fixed-Income Funds (continued)

	Shares	Value ($)
Multisector 0.7%
Columbia Variable Portfolio — Strategic Income Fund, Class 1(a)	124,745	1,146,406
Total Fixed-Income Funds (Cost: $18,340,328)		17,275,871

Residential Mortgage-Backed Securities — Agency 1.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)(d) 07/01/43	3.500%	2,275,000	2,309,480
Total Residential Mortgage-Backed Securities — Agency (Cost: $2,277,236)			2,309,480

Exchange-Traded Funds 9.3%

	Shares	Value ($)
SPDR S&P 500 ETF Trust	49,050	7,848,490
iShares Core S&P 500 ETF	16,000	2,575,520
iShares MSCI EAFE ETF	99,375	5,702,138
Total Exchange-Traded Funds (Cost: $16,655,618)		16,126,148

Options Purchased Puts 1.7%

Issuer	Contracts	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	350	1,400.00	12/19/14	2,910,250
Total Options Purchased Puts (Cost: $2,562,363)				2,910,250

Money Market Funds 18.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(a)(e)	32,321,986	32,321,986
Total Money Market Funds (Cost: $32,321,986)		32,321,986
Total Investments (Cost: $178,467,587)		175,013,883
Other Assets and Liabilities		(2,089,714)
Net Assets		172,924,169

Investment in Derivatives

Futures Contracts Outstanding at June 30, 2013

At June 30, 2013, $1,492,400 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini S&P 500 Index	294	23,509,710	September 2013	—	(264,008)
Russell 2000 Mini Index	10	974,700	September 2013	10,417	—
S&P 500 Index	10	3,998,250	September 2013	—	(120,284)
U.S. Treasury Long Bond	2	271,687	September 2013	—	(9,027)
U.S. Treasury Note, 5-year	241	29,172,298	September 2013	—	(210,164)
U.S. Treasury Note, 10-year	7	885,938	September 2013	—	(20,086)
U.S. Treasury Ultra Bond, 30-year	17	2,504,313	September 2013	—	(19,393)
Total				10,417	(642,962)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Variable Portfolio — Managed Volatility Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.106%	10,000,000	43,801,909	(21,479,923)	—	32,321,986	—	3,419	32,321,986
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	—	6,838,765	(234,330)	(2,132)	6,602,303	—	—	6,543,836
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	—	2,368,619	(74,986)	(741)	2,292,892	88,762	91,454	2,072,832
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	—	6,565,216	(224,957)	(1,807)	6,338,452	—	—	6,287,577
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	—	2,474,233	(84,359)	(2,475)	2,387,399	—	12,276	2,237,526
Columbia Variable Portfolio — Global Bond Fund, Class 1	—	1,345,661	(45,825)	(1,262)	1,298,574	8,305	—	1,252,363
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	—	2,613,413	(81,235)	(9,964)	2,522,214	101,636	141,009	2,238,220
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	—	3,419,384	(117,165)	(1,627)	3,300,592	—	—	3,249,857
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	—	2,259,852	(74,986)	(70)	2,184,796	23,469	47,980	2,098,037
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	—	1,914,854	(65,613)	(1,040)	1,848,201	—	—	1,855,678
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1	—	3,419,384	(117,165)	(2,763)	3,299,456	—	—	3,243,270
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	—	4,787,136	(164,031)	(1,802)	4,621,303	—	—	4,599,499
Columbia Variable Portfolio — Strategic Income Fund, Class 1	—	1,215,780	(41,659)	(381)	1,173,740	—	—	1,146,406
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	—	1,224,245	(41,659)	(159)	1,182,427	—	8,465	1,158,868

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Variable Portfolio — Managed Volatility Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — American Century Diversified Bond Fund, Class 1	—	2,265,017	(74,986)	(983)	2,189,048	37,110	39,504	2,073,713
Variable Portfolio — American Century Growth Fund, Class 1	—	3,419,384	(117,165)	(1,579)	3,300,640	—	—	3,250,388
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	—	1,878,581	(62,488)	(1,592)	1,814,501	54,911	—	1,699,398
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	—	3,637,016	(121,852)	(2,891)	3,512,273	55,402	25,456	3,350,122
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	—	2,188,405	(74,986)	(914)	2,112,505	—	—	2,108,598
Variable Portfolio — DFA International Value Fund, Class 1	—	7,511,263	(253,077)	(5,534)	7,252,652	—	125,397	6,840,759
Variable Portfolio — Eaton Vance Floating- Rate Income Fund, Class 1	—	954,993	(31,244)	(30)	923,719	6,742	36,416	875,653
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	—	3,419,384	(117,165)	(1,680)	3,300,539	—	—	3,285,107
Variable Portfolio — Invesco International Growth Fund, Class 1	—	8,387,646	(281,197)	(4,604)	8,101,845	90,982	90,144	7,702,688
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	—	2,234,801	(74,986)	(822)	2,158,993	3,516	42,883	2,080,431
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	—	4,923,909	(168,718)	(2,680)	4,752,511	—	—	4,708,153
Variable Portfolio — MFS Value Fund, Class 1	—	7,385,866	(253,077)	(2,722)	7,130,067	—	—	7,073,257
Variable Portfolio — Mondrian International Small Cap Fund, Class 1	—	3,672,162	(121,852)	(4,265)	3,546,045	77,002	39,002	3,332,768
Variable Portfolio — NFJ Dividend Value Fund, Class 1	—	6,838,764	(234,330)	(1,834)	6,602,600	—	—	6,551,100
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	—	3,419,384	(117,165)	(1,658)	3,300,561	—	—	3,259,284

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Variable Portfolio — Managed Volatility Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	—	3,009,055	(103,105)	(1,422)	2,904,528	—	—	2,949,492
Variable Portfolio — Partners Small Cap Value Fund, Class 1	—	7,112,315	(243,704)	(2,858)	6,865,753	—	—	6,886,733
Variable Portfolio — PIMCO Mortgage- Backed Securities Fund, Class 1	—	620,447	(20,829)	(197)	599,421	7,992	4,565	579,950
Variable Portfolio — Pyramis® International Equity Fund, Class 1	—	5,104,877	(168,718)	(4,582)	4,931,577	113,623	67,345	4,585,752
Variable Portfolio — Sit Dividend Growth Fund, Class 1	—	6,838,764	(234,330)	(2,693)	6,601,741	—	—	6,512,149
Variable Portfolio — Victory Established Value Fund, Class 1	—	3,829,709	(131,225)	(1,968)	3,696,516	—	—	3,656,555
Total	10,000,000	172,900,193	(25,854,092)	(73,731)	156,972,370	669,452	775,315	153,668,005

(b)  Non-income producing.

(c)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)  Represents a security purchased on a when-issued or delayed delivery basis.

(e)  The rate shown is the seven-day current annualized yield at June 30, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Variable Portfolio — Managed Volatility Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Variable Portfolio — Managed Volatility Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	104,070,148	—	—	104,070,148
Fixed-Income Funds	17,275,871	—	—	17,275,871
Money Market Funds	32,321,986	—	—	32,321,986
Total Mutual Funds	153,668,005	—	—	153,668,005
Bonds
Residential Mortgage-Backed Securities — Agency	—	2,309,480	—	2,309,480
Total Bonds	—	2,309,480	—	2,309,480
Equity Securities
Exchange-Traded Funds	16,126,148	—	—	16,126,148
Total Equity Securities	16,126,148	—	—	16,126,148
Other
Options Purchased Puts	2,910,250	—	—	2,910,250
Total Other	2,910,250	—	—	2,910,250
Investments in Securities	172,704,403	2,309,480	—	175,013,883
Derivatives
Assets
Futures Contracts	10,417	—	—	10,417
Liabilities
Futures Contracts	(642,962)	—	—	(642,962)
Total	172,071,858	2,309,480	—	174,381,338

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Variable Portfolio — Managed Volatility Growth Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $21,495,217)	$21,345,878
Affiliated issuers (identified cost $156,972,370)	153,668,005
Total investments (identified cost $178,467,587)	175,013,883
Margin deposits	1,492,400
Receivable for:
Investments sold on a delayed delivery basis	267,695
Capital shares sold	3,044,815
Dividends	147,843
Interest	3,043
Expense reimbursement due from Investment Manager	438
Trustees' deferred compensation plan	248
Other assets	2,627
Total assets	179,972,992
Liabilities
Payable for:
Investments purchased	4,291,131
Investments purchased on a delayed delivery basis	2,551,570
Capital shares purchased	4,412
Variation margin	96,026
Due to broker	60,050
Investment management fees	925
Distribution and/or service fees	1,143
Transfer agent fees	84
Administration fees	147
Compensation of board members	3,307
Other expenses	39,780
Trustees' deferred compensation plan	248
Total liabilities	7,048,823
Net assets applicable to outstanding capital stock	$172,924,169
Represented by
Partners' capital	$172,924,169
Total — representing net assets applicable to outstanding capital stock	$172,924,169
Class 2
Net assets	$172,924,169
Shares outstanding	17,408,564
Net asset value per share	$9.93

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Managed Volatility Growth Fund

Statement of Operations

Six months ended June 30, 2013(a) (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$145,691
Dividends — affiliated issuers	775,315
Total income	921,006
Expenses:
Investment management fees	27,250
Distribution and/or service fees
Class 2	33,993
Transfer agent fees
Class 2	2,477
Administration fees	4,371
Compensation of board members	3,307
Custodian fees	19,250
Printing and postage fees	11,935
Professional fees	11,502
Other	1,079
Total expenses	115,164
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(40,967)
Total net expenses	74,197
Net investment income	846,809
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(37,695)
Investments — affiliated issuers	(73,731)
Capital gain distributions from underlying affiliated funds	669,452
Futures contracts	(545,155)
Net realized gain	12,871
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(149,339)
Investments — affiliated issuers	(3,304,365)
Futures contracts	(632,545)
Net change in unrealized appreciation (depreciation)	(4,086,249)
Net realized and unrealized loss	(4,073,378)
Net decrease in net assets from operations	$(3,226,569)

(a) For the period from April 12, 2013 (commencement of operations) to June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Managed Volatility Growth Fund

Statement of Changes in Net Assets

Six months ended June 30, 2013(a) (Unaudited)
Operations
Net investment income	$846,809
Net realized gain	12,871
Net change in unrealized appreciation (depreciation)	(4,086,249)
Net decrease in net assets resulting from operations	(3,226,569)
Increase (decrease) in net assets from capital stock activity	166,150,738
Total increase in net assets	162,924,169
Net assets at beginning of period	10,000,000
Net assets at end of period	$172,924,169

(a) For the period from April 12, 2013 (commencement of operations) to June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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13

Columbia Variable Portfolio — Managed Volatility Growth Fund

Statement of Changes in Net Assets (continued)

	Six months ended June 30, 2013(a) (Unaudited)
	Shares	Dollars($)
Capital stock activity
Class 2 shares
Subscriptions	17,409,009	176,415,152
Redemptions	(1,000,445)	(10,264,414)
Net increase	16,408,564	166,150,738
Total net increase	16,408,564	166,150,738

(a) For the period from April 12, 2013 (commencement of operations) to June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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14

Columbia Variable Portfolio — Managed Volatility Growth Fund

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the period shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 2	Six months ended June 30, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.13
Net realized and unrealized loss	(0.20)
Total from investment operations	(0.07)
Net asset value, end of period	$9.93
Total return	(0.70%)
Ratios to average net assets(b)
Total gross expenses	0.85	%(c)
Total net expenses(d)	0.55	%(c)
Net investment income	6.23	%(c)
Supplemental data
Net assets, end of period (in thousands)	$172,924
Portfolio turnover	9	%(e)

Notes to Financial Highlights

(a)  For the period from April 12, 2013 (commencement of operations) to June 30, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 9% for the period ended June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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15

Columbia Variable Portfolio — Managed Volatility Growth Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Managed Volatility Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

On April 11, 2013, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $10,000,000 in the Fund, which represented the initial capital for Class 2 at $10.00 per share. The Fund commenced operations on April 12, 2013.

These financial statements cover the period from April 12, 2013 (commencement of operations) to June 30, 2013.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts issued by affiliated life insurance companies. You may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange (NYSE) on the valuation date.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

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Columbia Variable Portfolio — Managed Volatility Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund and the amount of any initial margin held by the counterparty. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. With exchange traded purchased options and futures and centrally cleared swap contracts, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded futures and options and centrally cleared swap contracts with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market, and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks which may include interest

Semiannual Report 2013
17

Columbia Variable Portfolio — Managed Volatility Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits on futures contracts. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. In the event of a bankruptcy or insolvency of a futures commission merchant that holds the margin on behalf of the Fund, the Fund may not be entitled to the return of all of the margin owed to the Fund, resulting in a loss. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts to produce incremental earnings and protect gains/decrease the Fund's exposure to equity risk and to increase return on investments, protect gains, and facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Offsetting of Derivative Assets and Derivative Liabilities

The following table presents the Fund's gross and net amount of assets available for offset under netting arrangements as well as any related collateral received by the Fund as of June 30, 2013:

	Gross	Gross Amounts Offset in the	Net Amounts of Assets Presented in the	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets ($)	Statement of Assets and Liabilities ($)	Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Options Purchased Puts	2,910,250	—	2,910,250	—	—	—	2,910,250

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

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Columbia Variable Portfolio — Managed Volatility Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	10,417	*
Equity risk	Investments at value — unaffiliated issuers (for purchased options)	2,910,250
Total		2,920,667
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	384,292	*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	258,670	*
Total		642,962

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the period ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(364,423)
Interest rate risk	(180,732)
Total	(545,155)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	(373,875)	347,887	(25,988)
Interest rate risk	(258,670)	—	(258,670)
Total	(632,545)	347,887	(284,658)

The following table is a summary of the volume of derivative instruments for the period ended June 30, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	1,113
Options contracts	350

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

Certain Funds may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Funds lose the right to receive principal and interest paid on the securities sold. However, the Funds benefit because they receive negotiated amounts in the form of reductions of the purchase price of the commitment plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Funds record the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Funds compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Funds. The Funds identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Funds treat "to be announced" mortgage dollar rolls as two separate

Semiannual Report 2013
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Columbia Variable Portfolio — Managed Volatility Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager's ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Fund does not pay the Investment Manager a direct fee for investment management services on the portion of assets held in underlying funds that pay an investment management fee to the Investment Manager. For the portion of assets the Fund holds in other securities or investments through the Tactical Allocation Strategy and other funds advised by the Investment Manager that do not pay an investment management fee, the Investment Manager is paid a monthly fee that declines from 0.66% to 0.49% as assets increase. The annualized effective investment management fee rate for the period ended June 30, 2013 was 0.20% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The fee paid by the Fund with respect to investments in underlying funds (including ETFs) that pay an investment management fee to the Investment Manager is 0.02% on all asset levels. The fee paid by the Fund with respect to investments through the Tactical Allocation Strategy and underlying funds (including ETFs) that do not pay an administrative fee declines from 0.06% to 0.03% as assets increase. The annualized effective administration fee rate for the period ended June 30, 2013 was 0.03% of the Fund's average daily net assets.

Other Expenses

Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs

Semiannual Report 2013
20

Columbia Variable Portfolio — Managed Volatility Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.00% on assets invested in underlying funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund's average daily net assets on assets invested in securities (other than underlying mutual funds that pay a transfer agency fee to the Transfer Agent), including other funds that do not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

The annualized effective transfer agent fee rate for the period ended June 30, 2013 was 0.02% of the Fund's average daily net assets.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rate of 1.15% of Class 2 average daily net assets.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $152,805,620 and $6,548,593, respectively, for the period ended June 30, 2013, of which $3,122,945 and $834,998, respectively, were U.S. government securities.

Note 5. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 100% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

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Columbia Variable Portfolio — Managed Volatility Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
22

Columbia Variable Portfolio — Managed Volatility Growth Fund

Board Consideration and Approval of
Advisory Agreement

On March 6, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Variable Portfolio — Managed Volatility Growth Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the Advisory Agreement.

In connection with their deliberations regarding the proposed Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on January 8, 2013 and March 5, 2013, and at the Board meeting held on March 6, 2013. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On March 5, 2013, the Committee recommended that the Board approve the Advisory Agreement. On March 6, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Advisory Agreement for the Fund included the following:

•  Information regarding the reputation, financial strength, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel proposed to provide investment management, administrative and other services to the Fund;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer;

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager; and

•  Information regarding the investment management fees and other expenses of the Fund relative to those of comparable funds determined by the independent third-party data provider to be in the same peer group or universe of funds.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services to be provided to the Fund by the Investment Manager and the Investment Manager's affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and the Investment Manager's affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by

Semiannual Report 2013
23

Columbia Variable Portfolio — Managed Volatility Growth Fund

Board Consideration and Approval of
Advisory Agreement (continued)

those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the approval of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the proposed fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's proposed advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board also took into account the fee waiver and expense limitation arrangements that the Investment Manager would observe during the Fund's first year, and the advisory fees and total expense ratios of comparable funds identified by an independent third-party data provider and by the Investment Manager for purposes of expense comparison.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the approval of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board considered information provided by the Investment Manager with respect to estimated costs of services and profitability, and expected to consider the costs of services and the profitability of the Investment Manager and its affiliates in connection with the Committee's and the Board's next review and consideration of the continuation of the Advisory Agreement. The Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the expected expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the anticipated costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Advisory Agreement.

Investment Performance

Because the Fund had not yet commenced operations, the Committee and the Board did not have investment performance to compare to the returns of a group of comparable mutual funds. However, the Committee and the Board expected to consider, in connection with their next review and consideration of the continuation of the Advisory Agreement, the investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the independent third party data provider and a benchmark.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager supported approval of the Advisory Agreement.

Semiannual Report 2013
24

Columbia Variable Portfolio — Managed Volatility Growth Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Fund through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources.

In considering these matters, the Committee and the Board also considered the anticipated costs of the services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits to be received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions to be generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the proposed Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Advisory Agreement.

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25

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28

Columbia Variable Portfolio — Managed Volatility Growth Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
29

Columbia Variable Portfolio — Managed Volatility Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6599 A (8/13)

Semiannual Report

June 30, 2013

Columbia Variable Portfolio — Strategic Income Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Strategic Income Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	39
Statement of Operations	41
Statement of Changes in Net Assets	42
Financial Highlights	44
Notes to Financial Statements	46
Board Consideration and Approval of Advisory Agreement	57
Important Information About This Report	61

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Strategic Income Fund (the Fund) Class 1 shares returned -1.92% for the six months ended June 30, 2013.

>  The Fund outperformed both the Barclays U.S. Government/Credit Bond Index, which returned -2.67%, and its Blended Benchmark, which returned -2.69% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	07/05/94	-1.92	4.58	7.47	6.86
Class 2	06/01/00	-2.14	4.28	7.20	6.62
Barclays U.S. Government/Credit Bond Index		-2.67	-0.62	5.29	4.43
Blended Benchmark		-2.69	2.30	7.39	6.79

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Government/Credit Bond Index tracks the performance of U.S. government and corporate bonds rated investment grade or better, with maturities of at least one year.

The Blended Benchmark, a weighted custom composite established by the Investment Manager, consisting of a 35% weighting of the Barclays U.S. Aggregate Bond Index, a 35% weighting of the Bank of America Merrill Lynch (BofAML) U.S. High Yield Cash Pay Constrained Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index — Unhedged (Citigroup Non U.S. WGBI — Unhedged) and a 15% weighting of the JPMorgan Emerging Markets Bond Index (EMBI) — Global. The Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The BofAML U.S. High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market. The Citigroup Non-U.S. WGBI — Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds, securities aimed principally at non-institutional investors and private placement-type securities. The JPMorgan EMBI — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2013)
Asset-Backed Securities — Non-Agency	0.5
Commercial Mortgage-Backed Securities — Non-Agency	0.9
Corporate Bonds & Notes	48.7
Foreign Government Obligations	20.2
Inflation-Indexed Bonds	1.8
Money Market Funds	5.7
Municipal Bonds	0.0	(a)
Residential Mortgage-Backed Securities — Agency	8.1
Residential Mortgage-Backed Securities — Non-Agency	4.6
Senior Loans	6.7
Treasury Bills	0.4
U.S. Treasury Obligations	2.4
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Portfolio Management

Colin Lundgren, CFA

Brian Lavin, CFA

Zach Pandl

Gene Tannuzzo, CFA

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio Overview (continued)

(Unaudited)

Quality Breakdown (%) (at June 30, 2013)
AAA rating	15.0
AA rating	2.2
A rating	5.2
BBB rating	21.4
BB rating	17.2
B rating	25.9
Non-investment grade	7.5
Not rated	5.6
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	980.80	1,021.23	3.25	3.32	0.67
Class 2	1,000.00	1,000.00	978.60	1,020.01	4.46	4.56	0.92

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 49.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.5%
ADS Tactical, Inc. Senior Secured(b) 04/01/18	11.000%	2,608,000	2,536,280
Bombardier, Inc. Senior Notes(b) 01/15/23	6.125%	1,595,000	1,587,025
Kratos Defense & Security Solutions, Inc. Senior Secured 06/01/17	10.000%	3,374,000	3,610,180
Northrop Grumman Corp. Senior Unsecured 03/15/21	3.500%	3,045,000	3,071,909
06/01/43	4.750%	2,900,000	2,771,942
Oshkosh Corp. 03/01/20	8.500%	2,086,000	2,255,487
TransDigm, Inc.(b) 10/15/20	5.500%	623,000	588,735
TransDigm, Inc.(b)(c) 07/15/21	7.500%	651,000	665,647
Total			17,087,205
Automotive 0.6%
American Axle & Manufacturing, Inc. 03/15/21	6.250%	612,000	621,945
Chrysler Group LLC/Co-Issuer, Inc. Secured 06/15/21	8.250%	960,000	1,059,600
General Motors Financial Co., Inc.(b) Senior Unsecured 05/15/18	3.250%	185,000	179,913
05/15/23	4.250%	264,000	245,850
Jaguar Land Rover Automotive PLC(b) 02/01/23	5.625%	867,000	840,990
Schaeffler Finance BV(b) Senior Secured 02/15/19	8.500%	735,000	825,038
05/15/21	4.750%	631,000	599,450
Tenneco, Inc. 08/15/18	7.750%	16,000	17,120
Visteon Corp. 04/15/19	6.750%	2,057,000	2,164,992
Total			6,554,898
Banking 1.3%
Ally Financial, Inc. 03/15/20	8.000%	5,933,000	6,889,696
09/15/20	7.500%	791,000	911,628

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BanColombia SA Senior Unsecured 06/03/21	5.950%	700,000	743,750
Citigroup, Inc. Senior Unsecured 01/15/15	6.010%	460,000	491,246
Grupo Aval Ltd.(b) 09/26/22	4.750%	500,000	470,000
HSBC Holdings PLC Senior Unsecured 03/30/22	4.000%	1,500,000	1,535,734
Industrial Senior Trust(b) 11/01/22	5.500%	400,000	376,000
Morgan Stanley Senior Unsecured 02/25/23	3.750%	805,000	769,808
Synovus Financial Corp. Senior Unsecured 02/15/19	7.875%	1,564,000	1,736,040
Total			13,923,902
Brokerage 0.2%
E*TRADE Financial Corp. Senior Unsecured 11/15/19	6.375%	1,021,000	1,036,315
Nuveen Investments, Inc. Senior Unsecured(b) 10/15/20	9.500%	1,346,000	1,339,270
Total			2,375,585
Building Materials 0.8%
American Builders & Contractors Supply Co., Inc. Senior Unsecured(b) 04/15/21	5.625%	809,000	792,820
Building Materials Corp. of America Senior Notes(b) 05/01/21	6.750%	1,355,000	1,439,687
Gibraltar Industries, Inc.(b) 02/01/21	6.250%	272,000	281,520
HD Supply, Inc. 07/15/20	11.500%	500,000	580,000
01/15/21	10.500%	736,000	761,760
HD Supply, Inc.(b) Senior Unsecured 07/15/20	7.500%	715,000	723,938
Interface, Inc. 12/01/18	7.625%	595,000	630,700

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Norcraft Companies LP/Finance Corp. Secured 12/15/15	10.500%	1,349,000	1,396,215
Nortek, Inc. 04/15/21	8.500%	786,000	841,020
Turkiye Sise ve Cam Fabrikalari AS(b) 05/09/20	4.250%	1,600,000	1,449,584
Total			8,897,244
Chemicals 1.4%
Ashland, Inc.(b) 08/15/22	4.750%	404,000	399,960
08/15/22	4.750%	556,000	550,440
Celanese U.S. Holdings LLC 10/15/18	6.625%	8,000	8,460
06/15/21	5.875%	354,000	375,240
11/15/22	4.625%	1,527,000	1,498,369
Huntsman International LLC 11/15/20	4.875%	1,415,000	1,397,312
JM Huber Corp. Senior Notes(b) 11/01/19	9.875%	1,175,000	1,318,938
Momentive Performance Materials, Inc. Senior Secured 10/15/20	8.875%	1,513,000	1,577,302
10/15/20	10.000%	192,000	199,680
PQ Corp. Secured(b) 05/01/18	8.750%	4,721,000	4,815,420
Polypore International, Inc. 11/15/17	7.500%	1,025,000	1,068,563
Rockwood Specialties Group, Inc. 10/15/20	4.625%	429,000	431,145
Sibur Securities Ltd.(b) 01/31/18	3.914%	750,000	694,002
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV(b) 05/01/21	7.375%	880,000	902,000
Total			15,236,831
Construction Machinery 1.0%
Ashtead Capital, Inc. Secured(b) 07/15/22	6.500%	277,000	288,773
CNH Capital LLC 11/01/16	6.250%	1,635,000	1,741,275
Case New Holland, Inc. 12/01/17	7.875%	2,977,000	3,371,452

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Columbus McKinnon Corp. 02/01/19	7.875%	381,000	403,860
H&E Equipment Services, Inc. 09/01/22	7.000%	1,541,000	1,606,492
Neff Rental LLC/Finance Corp. Secured(b) 05/15/16	9.625%	1,534,000	1,580,020
United Rentals North America, Inc. 04/15/22	7.625%	1,445,000	1,564,213
Secured 07/15/18	5.750%	777,000	815,850
Total			11,371,935
Consumer Cyclical Services 0.8%
Corrections Corp. of America(b) 05/01/23	4.625%	1,093,000	1,071,140
GNET Escrow Corp. Senior Secured(b) 07/01/18	12.125%	506,000	531,300
Goodman Networks, Inc. Senior Secured(b) 07/01/18	13.125%	1,035,000	1,097,100
Monitronics International, Inc. 04/01/20	9.125%	535,000	545,700
Service Corp., International Senior Unsecured(b)(c) 01/15/22	5.375%	450,000	448,875
Vivint, Inc.(b) Senior Secured 12/01/19	6.375%	3,345,000	3,177,750
Senior Unsecured 12/01/20	8.750%	1,635,000	1,557,337
Total			8,429,202
Consumer Products 0.6%
Clorox Co. (The) Senior Unsecured 09/15/22	3.050%	1,120,000	1,059,583
First Quality Finance Co., Inc. Senior Unsecured(b) 05/15/21	4.625%	808,000	767,600
Libbey Glass, Inc. Senior Secured 05/15/20	6.875%	390,000	408,038
Revlon Consumer Products Corp.(b) 02/15/21	5.750%	1,316,000	1,283,100
Serta Simmons Holdings LLC Senior Unsecured(b) 10/01/20	8.125%	1,863,000	1,907,246

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Spectrum Brands Escrow Corp.(b) 11/15/20	6.375%		829,000	868,377
11/15/22	6.625%		423,000	443,092
Spectrum Brands, Inc. 03/15/20	6.750%		309,000	325,609
Tempur Sealy International, Inc.(b) 12/15/20	6.875%		134,000	141,370
Total				7,204,015
Diversified Manufacturing 0.4%
Actuant Corp. 06/15/22	5.625%		610,000	617,625
Amsted Industries, Inc. Senior Notes(b) 03/15/18	8.125%		1,070,000	1,126,175
Apex Tool Group LLC(b) 02/01/21	7.000%		263,000	268,260
Metalloinvest Finance Ltd.(b) 07/21/16	6.500%		1,000,000	1,036,784
Silver II Borrower/US Holdings LLC(b) 12/15/20	7.750%		857,000	861,285
Total				3,910,129
Electric 3.5%
AES Corp. (The) Senior Unsecured 07/01/21	7.375%		959,000	1,052,502
Appalachian Power Co. Senior Unsecured 03/30/21	4.600%		2,460,000	2,649,226
CMS Energy Corp. Senior Unsecured 03/31/43	4.700%		715,000	660,408
Calpine Corp. Senior Secured(b) 02/15/21	7.500%		1,598,000	1,701,870
Companhia de Eletricidade do Estad 04/27/16	11.750%	BRL	1,837,000	819,152
Consolidated Edison Co. of New York, Inc. Senior Unsecured 04/01/38	6.750%		255,000	329,314
03/01/43	3.950%		1,130,000	1,022,378
Dominion Resources, Inc. Senior Unsecured 11/30/17	6.000%		540,000	627,905
08/15/19	5.200%		1,795,000	2,039,614
09/15/42	4.050%		540,000	473,868
Duke Energy Corp. Senior Unsecured 09/15/21	3.550%		175,000	174,768
Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Ohio, Inc. 1st Mortgage 04/01/19	5.450%	1,356,000	1,563,062
Duke Energy Progress, Inc. 1st Mortgage 05/15/42	4.100%	670,000	613,035
GenOn Energy, Inc. Senior Unsecured 10/15/18	9.500%	2,307,000	2,560,770
10/15/20	9.875%	315,000	346,500
Nevada Power Co. 01/15/15	5.875%	920,000	985,992
05/15/18	6.500%	4,820,000	5,751,118
04/01/36	6.650%	30,000	37,691
Oncor Electric Delivery Co. LLC Senior Secured 06/01/42	5.300%	1,460,000	1,548,066
PPL Capital Funding, Inc. 06/01/23	3.400%	4,940,000	4,680,517
Pacific Gas & Electric Co. Senior Unsecured 10/01/20	3.500%	630,000	656,268
04/15/42	4.450%	260,000	247,539
Progress Energy, Inc. Senior Unsecured 12/01/19	4.875%	1,430,000	1,588,577
04/01/22	3.150%	2,230,000	2,136,059
Sierra Pacific Power Co. 05/15/16	6.000%	1,395,000	1,579,967
Southern California Edison Co. 1st Refunding Mortgage 06/01/21	3.875%	1,330,000	1,408,494
03/15/43	3.900%	1,785,000	1,627,529
Xcel Energy, Inc. Senior Unsecured 05/15/20	4.700%	525,000	582,464
Total			39,464,653
Entertainment 0.4%
AMC Entertainment, Inc. 06/01/19	8.750%	820,000	877,400
12/01/20	9.750%	752,000	851,640
Cedar Fair LP/Canada's Wonderland Co./ Magnum Management Corp.(b) 03/15/21	5.250%	681,000	653,760
Cinemark USA, Inc. 12/15/22	5.125%	398,000	384,070
Six Flags, Inc.(b)(e)(f)(g) 06/01/14	9.625%	95,000	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Time Warner, Inc. 03/29/41	6.250%	1,850,000	2,041,272
Total			4,808,142
Environmental 0.4%
Clean Harbors, Inc. 08/01/20	5.250%	950,000	964,250
06/01/21	5.125%	691,000	696,182
Corp. Azucarera del Peru SA(b) 08/02/22	6.375%	500,000	504,488
Waste Management, Inc. 06/30/20	4.750%	2,325,000	2,504,123
Total			4,669,043
Food and Beverage 1.6%
ARAMARK Corp.(b) 03/15/20	5.750%	1,060,000	1,083,850
B&G Foods, Inc. 06/01/21	4.625%	1,733,000	1,655,015
ConAgra Foods, Inc. Senior Unsecured 09/15/22	3.250%	2,025,000	1,931,812
10/01/28	7.000%	440,000	528,939
Constellation Brands Inc. Senior Unsecured 05/01/21	3.750%	471,000	440,974
05/01/23	4.250%	1,527,000	1,441,106
Cosan Luxembourg SA(b) 03/14/23	5.000%	200,000	192,399
Cott Beverages, Inc. 09/01/18	8.125%	1,150,000	1,239,125
HJ Heinz Co. Secured(b) 10/15/20	4.250%	2,166,000	2,071,237
Heineken NV Senior Unsecured(b) 04/01/22	3.400%	1,700,000	1,671,085
MHP SA(b) 04/29/15	10.250%	177,000	184,965
04/02/20	8.250%	1,800,000	1,603,488
SABMiller Holdings, Inc.(b) 01/15/17	2.450%	2,235,000	2,270,465
01/15/22	3.750%	1,045,000	1,063,482
Shearer's Foods, Inc. LLC Senior Secured(b) 11/01/19	9.000%	664,000	702,180
Total			18,080,122

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 1.2%
Caesars Entertainment Operating Co., Inc. Senior Secured 02/15/20	8.500%	1,159,000	1,092,358
Caesars Operating Escrow LLC /Corp. Senior Secured(b) 02/15/20	9.000%	117,000	111,735
MGM Resorts International 03/01/18	11.375%	901,000	1,126,250
10/01/20	6.750%	176,000	182,160
12/15/21	6.625%	1,994,000	2,056,312
ROC Finance LLC/Corp. Secured(b) 09/01/18	12.125%	1,705,000	1,939,437
Seminole Indian Tribe of Florida(b) Secured 10/01/17	7.750%	1,663,000	1,766,938
Senior Secured 10/01/20	6.535%	65,000	68,900
Senior Unsecured 10/01/20	7.804%	145,000	155,726
Seneca Gaming Corp.(b) 12/01/18	8.250%	1,340,000	1,427,100
Studio City Finance Ltd.(b) 12/01/20	8.500%	1,660,000	1,788,650
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured(b) 06/01/21	6.375%	1,342,000	1,298,385
Tunica-Biloxi Gaming Authority Senior Unsecured(b) 11/15/15	9.000%	923,000	807,625
Total			13,821,576
Gas Pipelines 3.4%
Access Midstream Partners LP/Finance Corp. 05/15/23	4.875%	1,388,000	1,287,370
El Paso LLC Senior Secured 06/15/14	6.875%	70,000	73,429
09/15/20	6.500%	3,024,000	3,223,654
01/15/32	7.750%	3,244,000	3,446,520
Enterprise Products Operating LLC 03/15/44	4.850%	1,165,000	1,104,936
Hiland Partners LP/Finance Corp.(b) 10/01/20	7.250%	2,503,000	2,578,090
Kinder Morgan Energy Partners LP Senior Unsecured 02/15/20	6.850%	131,000	155,962
09/15/20	5.300%	650,000	721,755
09/01/22	3.950%	575,000	567,223

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MarkWest Energy Partners LP/Finance Corp. 06/15/22	6.250%	1,102,000	1,121,285
02/15/23	5.500%	1,174,000	1,156,390
07/15/23	4.500%	833,000	762,195
NiSource Finance Corp. 09/15/17	5.250%	3,675,000	4,096,243
02/15/23	3.850%	900,000	873,298
02/15/44	4.800%	485,000	439,166
Regency Energy Partners LP/Finance Corp. 12/01/18	6.875%	1,359,000	1,437,142
07/15/21	6.500%	1,813,000	1,894,585
Regency Energy Partners LP/Finance Corp.(b) 11/01/23	4.500%	1,259,000	1,139,395
Sabine Pass Liquefaction LLC(b) Senior Secured 02/01/21	5.625%	975,000	945,750
04/15/23	5.625%	2,152,000	2,033,640
Southern Natural Gas Co. LLC Senior Unsecured(b) 04/01/17	5.900%	4,160,000	4,740,312
Southern Star Central Corp. Senior Unsecured 03/01/16	6.750%	1,785,000	1,793,925
Tesoro Logistics LP/Finance Corp. Senior Unsecured(b) 10/01/20	5.875%	608,000	601,920
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured 08/01/42	4.450%	1,190,000	1,078,867
Total			37,273,052
Health Care 2.7%
Amsurg Corp. 11/30/20	5.625%	419,000	419,000
Biomet, Inc. 08/01/20	6.500%	1,074,000	1,106,891
CHS/Community Health Systems, Inc. 11/15/19	8.000%	1,241,000	1,320,114
Senior Secured 08/15/18	5.125%	1,291,000	1,310,365
ConvaTec Healthcare E SA Senior Unsecured(b) 12/15/18	10.500%	2,150,000	2,348,875
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	1,295,000	1,291,762
Emdeon, Inc. 12/31/19	11.000%	1,275,000	1,437,562
Fresenius Medical Care U.S. Finance II, Inc.(b) 07/31/19	5.625%	386,000	401,440
01/31/22	5.875%	500,000	526,250

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fresenius Medical Care U.S. Finance, Inc.(b) 09/15/18	6.500%	305,000	331,688
HCA Holdings, Inc. Senior Unsecured 02/15/21	6.250%	1,456,000	1,485,120
HCA, Inc. 02/15/22	7.500%	2,400,000	2,658,000
05/01/23	5.875%	1,340,000	1,343,350
Senior Secured 02/15/20	6.500%	1,831,000	1,980,913
05/01/23	4.750%	795,000	761,212
Hologic, Inc. 08/01/20	6.250%	208,000	215,670
IASIS Healthcare LLC/Capital Corp. 05/15/19	8.375%	1,023,000	1,032,591
IMS Health, Inc. Senior Unsecured(b) 11/01/20	6.000%	586,000	596,255
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured 11/01/18	10.500%	505,000	541,613
LifePoint Hospitals, Inc. 10/01/20	6.625%	425,000	451,563
Multiplan, Inc.(b) 09/01/18	9.875%	2,093,000	2,281,370
Physio-Control International, Inc. Senior Secured(b) 01/15/19	9.875%	1,001,000	1,101,100
Radnet Management, Inc. 04/01/18	10.375%	465,000	497,550
STHI Holding Corp. Secured(b) 03/15/18	8.000%	403,000	435,240
Tenet Healthcare Corp. Senior Secured(b) 04/01/21	4.500%	1,919,000	1,789,467
Truven Health Analytics, Inc.(b) 06/01/20	10.625%	548,000	605,540
United Surgical Partners International, Inc. 04/01/20	9.000%	680,000	734,400
Universal Hospital Services, Inc. Secured 08/15/20	7.625%	425,000	444,125
Vanguard Health Holding Co. II LLC/Inc. 02/01/19	7.750%	991,000	1,050,460
Total			30,499,486

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.5%
Ashton Woods U.S.A. LLC/Finance Co.(b) 02/15/21	6.875%	287,000	289,870
Beazer Homes USA, Inc. 05/15/19	9.125%	362,000	379,195
Beazer Homes USA, Inc.(b) 02/01/23	7.250%	352,000	355,520
Brookfield Residential Properties, Inc./U.S. Corp.(b) 07/01/22	6.125%	373,000	366,006
KB Home 03/15/20	8.000%	498,000	552,780
09/15/22	7.500%	344,000	368,080
Meritage Homes Corp. 03/01/18	4.500%	575,000	569,250
04/01/22	7.000%	462,000	508,200
Shea Homes LP/Funding Corp. Senior Secured 05/15/19	8.625%	706,000	753,655
Taylor Morrison Communities, Inc./Monarch, Inc.(b) 04/15/20	7.750%	706,000	760,715
04/15/20	7.750%	180,000	193,950
04/15/21	5.250%	375,000	356,250
Total			5,453,471
Independent Energy 5.5%
Aurora USA Oil & Gas, Inc. Senior Unsecured(b) 04/01/20	7.500%	1,899,000	1,861,020
Canadian Oil Sands Ltd. Senior Unsecured(b) 04/01/42	6.000%	885,000	911,155
Carrizo Oil & Gas, Inc. 10/15/18	8.625%	1,083,000	1,158,810
Chaparral Energy, Inc. 09/01/21	8.250%	747,000	786,218
Chesapeake Energy Corp. 08/15/20	6.625%	1,355,000	1,446,462
02/15/21	6.125%	2,851,000	2,993,550
03/15/23	5.750%	1,076,000	1,089,450
Comstock Resources, Inc. 06/15/20	9.500%	2,302,000	2,486,160
Concho Resources, Inc. 01/15/21	7.000%	875,000	940,625
01/15/22	6.500%	1,430,000	1,512,225
04/01/23	5.500%	1,141,000	1,123,885
Continental Resources, Inc. 10/01/19	8.250%	104,000	113,880
10/01/20	7.375%	6,000	6,660
04/01/21	7.125%	1,598,000	1,761,795
09/15/22	5.000%	3,282,000	3,339,435

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Continental Resources, Inc.(b) 04/15/23	4.500%		2,990,000	2,907,775
Devon Energy Corp. Senior Unsecured 07/15/41	5.600%		950,000	984,411
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK(b) 12/15/17	8.125%		574,635	586,128
EP Energy LLC/Everest Acquisition Finance, Inc. 09/01/22	7.750%		172,000	184,040
Senior Secured 05/01/19	6.875%		1,175,000	1,257,250
EP Energy LLC/Finance, Inc. Senior Unsecured 05/01/20	9.375%		1,767,000	1,992,292
Halcon Resources Corp. 05/15/21	8.875%		1,922,000	1,864,340
Kodiak Oil & Gas Corp. 12/01/19	8.125%		3,043,000	3,301,655
Kodiak Oil & Gas Corp.(b) 01/15/21	5.500%		2,020,000	1,969,500
LBC Tank Terminals Holding Netherlands BV(b) 05/15/23	6.875%		1,177,000	1,179,943
Laredo Petroleum, Inc. 02/15/19	9.500%		2,975,000	3,272,500
05/01/22	7.375%		856,000	898,800
MEG Energy Corp.(b) 03/15/21	6.500%		647,000	641,339
01/30/23	6.375%		674,000	653,780
Novatek Finance Ltd.(b) Senior Unsecured 02/21/17	7.750%	RUB	47,000,000	1,407,829
02/03/21	6.604%		2,000,000	2,118,761
Oasis Petroleum, Inc. 02/01/19	7.250%		1,990,000	2,074,575
11/01/21	6.500%		1,254,000	1,285,350
01/15/23	6.875%		443,000	456,290
Plains Exploration & Production Co. 11/15/20	6.500%		2,329,000	2,469,217
QEP Resources, Inc. Senior Unsecured 03/01/21	6.875%		1,145,000	1,233,738
10/01/22	5.375%		1,697,000	1,688,515
05/01/23	5.250%		2,391,000	2,331,225
SM Energy Co. Senior Unsecured 11/15/21	6.500%		621,000	652,050
01/01/23	6.500%		405,000	425,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.(b) Senior Unsecured 01/15/24	5.000%	806,000	769,730
Whiting Petroleum Corp. 10/01/18	6.500%	74,000	78,255
Zhaikmunai LP 11/13/19	7.125%	1,361,000	1,364,403
Total			61,580,271
Integrated Energy 0.1%
Lukoil International Finance BV(b) 11/09/20	6.125%	1,200,000	1,276,470
Life Insurance 0.1%
Prudential Financial, Inc. Senior Unsecured 05/12/41	5.625%	1,395,000	1,448,675
Lodging —%
Choice Hotels International, Inc. 07/01/22	5.750%	431,000	456,860
Media Cable 1.7%
CCO Holdings LLC/Capital Corp. 04/30/20	8.125%	1,867,000	2,044,365
09/30/22	5.250%	577,000	548,150
CSC Holdings, Inc. Senior Unsecured 11/15/21	6.750%	2,753,000	2,966,357
Cablevision Systems Corp. Senior Unsecured 04/15/20	8.000%	535,000	583,150
09/15/22	5.875%	1,219,000	1,179,382
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(b) 09/15/20	6.375%	849,000	863,858
Cogeco Cable, Inc.(b) 05/01/20	4.875%	257,000	249,933
DIRECTV Holdings LLC/Financing Co., Inc. 03/15/42	5.150%	975,000	869,772
DISH DBS Corp. 09/01/19	7.875%	2,212,000	2,477,440
06/01/21	6.750%	1,419,000	1,507,687
07/15/22	5.875%	1,475,000	1,497,125
03/15/23	5.000%	575,000	553,438
Lynx I Corp. Senior Secured(b) 04/15/21	5.375%	720,000	723,600
Quebecor Media, Inc. Senior Unsecured 01/15/23	5.750%	1,035,000	1,009,125

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Time Warner Cable, Inc. 09/15/42	4.500%	15,000	11,632
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured(b) 01/15/23	5.500%	990,000	942,975
Videotron Ltd. 07/15/22	5.000%	7,000	6,825
WaveDivision Escrow LLC/Corp. Senior Unsecured(b) 09/01/20	8.125%	27,000	27,945
WideOpenWest Finance LLC/Capital Corp. 07/15/19	10.250%	525,000	559,125
Total			18,621,884
Media Non-Cable 4.1%
AMC Networks, Inc. 07/15/21	7.750%	2,826,000	3,094,470
12/15/22	4.750%	1,333,000	1,286,345
British Sky Broadcasting Group PLC(b) 11/26/22	3.125%	2,735,000	2,557,542
Clear Channel Communications, Inc. Senior Secured 03/01/21	9.000%	600,000	570,000
Clear Channel Worldwide Holdings, Inc. 03/15/20	7.625%	2,299,000	2,379,465
Clear Channel Worldwide Holdings, Inc.(b) 11/15/22	6.500%	709,000	726,725
11/15/22	6.500%	3,167,000	3,262,010
DigitalGlobe, Inc.(b) 02/01/21	5.250%	420,000	403,200
Hughes Satellite Systems Corp. 06/15/21	7.625%	605,000	642,812
Senior Secured 06/15/19	6.500%	2,203,000	2,335,180
Intelsat Jackson Holdings SA Senior Unsecured 04/01/21	7.500%	680,000	714,000
Intelsat Jackson Holdings SA(b) 08/01/23	5.500%	1,110,000	1,043,400
Intelsat Luxembourg SA(b) 06/01/21	7.750%	437,000	440,278
06/01/23	8.125%	1,235,000	1,268,962
Lamar Media Corp. 05/01/23	5.000%	1,420,000	1,363,200
MDC Partners, Inc.(b) 04/01/20	6.750%	1,077,000	1,074,307
NBCUniversal Media LLC 04/01/21	4.375%	1,195,000	1,289,039
01/15/43	4.450%	1,250,000	1,166,904

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
National CineMedia LLC Senior Secured 04/15/22	6.000%	1,075,000	1,103,219
News America, Inc. 09/15/22	3.000%	5,490,000	5,123,768
12/15/35	6.400%	55,000	61,435
Nielsen Finance LLC/Co.(b) 10/01/20	4.500%	2,207,000	2,085,615
Reed Elsevier Capital, Inc.(b) 10/15/22	3.125%	980,000	908,951
Sirius XM Radio, Inc.(b) Senior Unsecured 05/15/20	4.250%	950,000	893,000
05/15/23	4.625%	1,222,000	1,130,350
Starz LLC/Finance Corp. 09/15/19	5.000%	237,000	235,223
TCM Sub LLC(b) 01/15/15	3.550%	2,650,000	2,748,025
Univision Communications, Inc.(b) 05/15/21	8.500%	825,000	874,500
Senior Secured 05/15/19	6.875%	1,192,000	1,251,600
11/01/20	7.875%	1,930,000	2,103,700
09/15/22	6.750%	228,000	239,400
05/15/23	5.125%	1,365,000	1,289,925
Total			45,666,550
Metals 1.2%
Alpha Natural Resources, Inc. 04/15/18	9.750%	567,000	546,446
ArcelorMittal Senior Unsecured 02/25/22	6.750%	2,536,000	2,604,097
Arch Coal, Inc.(b) 06/15/19	9.875%	1,145,000	1,087,750
Calcipar SA Senior Secured(b) 05/01/18	6.875%	1,709,000	1,751,725
FMG Resources August 2006 Proprietary Ltd.(b) 11/01/19	8.250%	2,200,000	2,255,000
FQM Akubra, Inc.(b) 06/01/20	8.750%	2,245,000	2,295,512
06/01/21	7.500%	546,000	522,795
JMC Steel Group, Inc. Senior Notes(b) 03/15/18	8.250%	824,000	805,460
Vale Overseas Ltd. 01/11/22	4.375%	1,300,000	1,234,786
Total			13,103,571

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Non-Captive Consumer 0.2%
Provident Funding Associates LP/PFG Finance Corp.(b) 06/15/21	6.750%	94,000	93,765
Springleaf Finance Corp. Senior Unsecured 12/15/17	6.900%	1,943,000	1,908,998
Total			2,002,763
Non-Captive Diversified 1.8%
Air Lease Corp. 03/01/20	4.750%	1,678,000	1,619,270
CIT Group, Inc. Senior Unsecured 05/15/20	5.375%	900,000	921,375
CIT Group, Inc.(b) Senior Secured 04/01/18	6.625%	1,415,000	1,528,200
Senior Unsecured 02/15/19	5.500%	3,246,000	3,335,265
General Electric Capital Corp. Senior Unsecured 01/09/23	3.100%	5,780,000	5,460,169
International Lease Finance Corp. Senior Unsecured 09/01/17	8.875%	565,000	635,625
04/15/18	3.875%	567,000	532,980
04/01/19	5.875%	359,000	362,590
05/15/19	6.250%	533,000	547,658
12/15/20	8.250%	2,222,000	2,496,972
04/15/21	4.625%	945,000	869,400
01/15/22	8.625%	1,094,000	1,258,100
Total			19,567,604
Oil Field Services 0.9%
Athlon Holdings LP/Finance Corp.(b) 04/15/21	7.375%	589,000	581,638
Atwood Oceanics, Inc. Senior Unsecured 02/01/20	6.500%	3,286,000	3,409,225
Green Field Energy Services, Inc.(b) Senior Secured 11/15/16	13.250%	1,854,000	1,918,890
11/15/16	13.250%	44,000	45,540
Oil States International, Inc. 06/01/19	6.500%	1,286,000	1,331,010
Oil States International, Inc.(b) 01/15/23	5.125%	709,000	742,677
Pacific Drilling SA Senior Secured(b) 06/01/20	5.375%	2,053,000	1,919,555
Total			9,948,535

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.1%
FTI Consulting, Inc.(b) 11/15/22	6.000%	328,000	332,100
Patriot Merger Corp. Senior Unsecured(b)(c) 07/15/21	9.000%	409,000	399,798
Total			731,898
Other Industry 0.2%
Interline Brands, Inc. 11/15/18	7.500%	1,397,000	1,466,850
Unifrax I LLC/Holding Co.(b) 02/15/19	7.500%	560,000	574,000
Total			2,040,850
Packaging 0.5%
BOE Intermediate Holding Corp. Senior Unsecured PIK(b) 11/01/17	9.000%	260,000	249,600
Berry Plastics Corp. Secured 01/15/21	9.750%	810,000	915,300
Reynolds Group Issuer, Inc. LLC Senior Secured 10/15/20	5.750%	365,000	367,738
Reynolds Group Issuer, Inc./LLC 08/15/19	9.875%	2,358,000	2,523,060
Senior Secured 08/15/19	7.875%	836,000	911,240
Sealed Air Corp.(b) 09/15/21	8.375%	384,000	433,920
Total			5,400,858
Paper 0.2%
Graphic Packaging International, Inc. 04/15/21	4.750%	1,934,000	1,875,980
Pharmaceuticals 0.4%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(b) 12/01/19	9.500%	435,000	480,675
VPII Escrow Corp.(b)(c) Senior Unsecured 08/15/18	6.750%	786,000	805,650
07/15/21	7.500%	1,722,000	1,782,270
Valeant Pharmaceuticals International(b) 10/15/20	6.375%	1,657,000	1,636,288
Total			4,704,883

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.6%
Alliant Holdings, Inc. Senior Unsecured(b) 12/15/20	7.875%	703,000	704,757
HUB International Ltd.(b) 10/15/18	8.125%	1,300,000	1,352,000
Liberty Mutual Group, Inc.(b) 05/01/22	4.950%	2,240,000	2,299,777
06/15/23	4.250%	1,240,000	1,198,121
Loews Corp. Senior Unsecured 05/15/23	2.625%	1,555,000	1,414,408
Total			6,969,063
Railroads 0.3%
Burlington Northern Santa Fe LLC Senior Unsecured 06/01/41	5.400%	475,000	504,365
03/15/43	4.450%	1,350,000	1,257,958
CSX Corp. Senior Unsecured 04/15/41	5.500%	1,195,000	1,275,298
03/15/44	4.100%	440,000	382,066
Total			3,419,687
Restaurants 0.2%
Yum! Brands, Inc. Senior Unsecured 09/15/19	5.300%	711,000	795,066
11/01/21	3.750%	970,000	966,647
Total			1,761,713
Retailers 1.0%
99 Cent Only Stores 12/15/19	11.000%	627,000	702,240
AutoNation, Inc. 02/01/20	5.500%	88,000	92,400
Burlington Coat Factory Warehouse Corp. 02/15/19	10.000%	1,005,000	1,110,525
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK(b) 02/15/18	9.000%	1,075,000	1,101,875
Claire's Stores, Inc. Senior Secured(b) 03/15/20	6.125%	641,000	629,782
Jo-Ann Stores, Inc. Senior Unsecured(b) 03/15/19	8.125%	732,000	746,640

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
L Brands, Inc. 02/15/22	5.625%		2,686,000	2,726,290
Rite Aid Corp. 03/15/20	9.250%		329,000	363,134
Senior Unsecured 02/15/27	7.700%		359,000	359,000
Rite Aid Corp.(b)(c) 06/15/21	6.750%		2,270,000	2,230,275
Sally Holdings LLC/Capital, Inc. 11/15/19	6.875%		585,000	627,413
Total				10,689,574
Supranational 0.1%
Asian Development Bank Senior Unsecured 06/21/27	2.350%	JPY	90,000,000	1,030,098
Technology 2.5%
Alliance Data Systems Corp.(b) 12/01/17	5.250%		828,000	852,840
04/01/20	6.375%		557,000	584,850
Amkor Technology, Inc. Senior Unsecured 06/01/21	6.625%		1,643,000	1,618,355
Anixter, Inc. 05/01/19	5.625%		302,000	314,835
Brocade Communications Systems, Inc. Senior Secured 01/15/20	6.875%		864,000	922,320
CDW LLC/Finance Corp. 04/01/19	8.500%		1,217,000	1,311,317
Cardtronics, Inc. 09/01/18	8.250%		1,143,000	1,214,438
CommScope Holdings Co., Inc. Senior Unsecured PIK(b) 06/01/20	6.625%		572,000	546,260
CyrusOne LP/Finance Corp.(b) 11/15/22	6.375%		824,000	844,600
Equinix, Inc. Senior Unsecured 04/01/20	4.875%		398,000	390,040
07/15/21	7.000%		510,000	553,350
04/01/23	5.375%		1,870,000	1,832,600
First Data Corp. 01/15/21	12.625%		1,697,000	1,794,577
First Data Corp.(b) 01/15/21	11.250%		613,000	611,468
08/15/21	11.750%		390,000	351,000
Secured 01/15/21	8.250%		2,150,000	2,193,000

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Senior Secured 06/15/19	7.375%	1,433,000	1,479,572
08/15/20	8.875%	2,055,000	2,239,950
Flextronics International Ltd.(b) 02/15/20	4.625%	386,000	374,420
02/15/23	5.000%	308,000	297,990
Freescale Semiconductor, Inc. Senior Secured(b) 04/15/18	9.250%	1,195,000	1,287,613
Interactive Data Corp. 08/01/18	10.250%	1,525,000	1,688,937
NXP BV/Funding LLC(b) 06/01/18	3.750%	1,454,000	1,424,920
02/15/21	5.750%	989,000	1,001,363
Nuance Communications, Inc.(b) 08/15/20	5.375%	1,778,000	1,737,995
VeriSign, Inc.(b) 05/01/23	4.625%	676,000	655,720
Total			28,124,330
Textile 0.1%
Springs Window Fashions LLC Senior Secured(b) 06/01/21	6.250%	1,453,000	1,423,940
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc. 01/15/19	8.250%	471,000	512,212
03/15/20	9.750%	695,000	799,250
Avis Budget Car Rental LLC/Finance, Inc.(b) 04/01/23	5.500%	118,000	113,870
ERAC U.S.A. Finance LLC(b) 07/01/13	2.750%	330,000	330,055
10/01/20	5.250%	305,000	338,258
Hertz Corp. (The) 04/15/19	6.750%	800,000	846,000
10/15/20	5.875%	365,000	375,950
01/15/21	7.375%	872,000	943,940
Total			4,259,535
Wireless 2.5%
Cricket Communications, Inc. 10/15/20	7.750%	563,000	540,480
Crown Castle International Corp. Senior Unsecured 01/15/23	5.250%	1,710,000	1,641,600
MetroPCS Wireless, Inc.(b) 04/01/23	6.625%	681,000	692,917
NII Capital Corp. 04/01/21	7.625%	810,000	629,775

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
NII International Telecom SCA(b) 08/15/19	7.875%		397,000	376,157
08/15/19	11.375%		4,729,000	5,060,030
SBA Telecommunications, Inc.(b) 07/15/20	5.750%		1,828,000	1,832,570
Sprint Capital Corp. 11/15/28	6.875%		2,695,000	2,587,200
Sprint Nextel Corp.(b) 11/15/18	9.000%		4,182,000	4,882,485
03/01/20	7.000%		2,730,000	2,948,400
United States Cellular Corp. Senior Unsecured 12/15/33	6.700%		780,000	759,917
VimpelCom Holdings BV(b) 02/13/18	9.000%	RUB	35,700,000	1,076,776
03/01/22	7.504%		1,500,000	1,552,500
Wind Acquisition Finance SA Senior Secured(b) 04/30/20	6.500%		3,436,000	3,410,230
Total				27,991,037
Wirelines 2.3%
AT&T, Inc. Senior Unsecured 06/15/45	4.350%		3,485,000	3,032,051
CenturyLink, Inc. Senior Unsecured 06/15/21	6.450%		2,705,000	2,819,962
EarthLink, Inc. Senior Secured(b) 06/01/20	7.375%		254,000	243,840
Frontier Communications Corp. Senior Unsecured 10/01/18	8.125%		795,000	872,513
04/15/20	8.500%		769,000	847,823
07/01/21	9.250%		564,000	644,370
04/15/22	8.750%		449,000	489,410
04/15/24	7.625%		1,891,000	1,895,727
Level 3 Communications, Inc. Senior Unsecured 02/01/19	11.875%		1,341,000	1,518,682
06/01/19	8.875%		269,000	279,760
Level 3 Financing, Inc. 02/01/18	10.000%		986,000	1,062,415
04/01/19	9.375%		623,000	672,840
07/01/19	8.125%		1,008,000	1,058,400
06/01/20	7.000%		80,000	80,000
07/15/20	8.625%		545,000	580,425
PAETEC Holding Corp. 12/01/18	9.875%		1,845,000	2,038,725

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qtel International Finance Ltd.(b) 10/19/25	5.000%	800,000	805,052
Softbank Corp. Senior Unsecured(b) 04/15/20	4.500%	1,370,000	1,320,338
Verizon Communications, Inc. Senior Unsecured 11/01/42	3.850%	3,290,000	2,716,225
Windstream Corp. 09/01/18	8.125%	50,000	53,250
08/01/23	6.375%	1,417,000	1,324,895
Zayo Group LLC/Capital, Inc. 07/01/20	10.125%	788,000	874,680
Total			25,231,383
Total Corporate Bonds & Notes (Cost: $542,498,508)			548,388,503

Residential Mortgage-Backed Securities — Agency 8.2%

Federal Home Loan Mortgage Corp.(h) 10/01/26	8.000%	46,831	51,075
Federal Home Loan Mortgage Corp.(h)(i) CMO IO Series 4120 Class AI 11/15/39	3.500%	6,796,612	1,344,840
CMO IO Series 4121 Class IA 01/15/41	3.500%	5,848,216	1,276,446
CMO IO Series 304 Class C69 12/15/42	4.000%	7,914,780	1,832,983
Federal Home Loan Mortgage Corp.(h)(i)(j) CMO IO STRIPS Series 277 Class S6 09/15/42	5.858%	4,814,270	1,082,586
CMO IO STRIPS Series 281 Class S1 10/15/42	5.808%	6,807,642	1,530,357
CMO IO Series 2957 Class SW 04/15/35	5.808%	3,991,383	603,586
CMO IO Series 3122 Class IS 03/15/36	6.508%	3,620,349	577,841
CMO IO Series 3550 Class EI 07/15/39	6.208%	4,891,533	929,567
CMO IO Series 3761 Class KS 06/15/40	5.808%	4,903,662	627,183
CMO IO Series 4091 Class SH 08/15/42	6.358%	5,643,392	1,525,979
CMO IO Series 4093 Class SD 01/15/38	6.508%	3,805,979	952,250
Federal National Mortgage Association(c)(h) 07/01/28	2.500%	5,500,000	5,531,797
07/01/28 - 07/01/43	3.000%	19,000,000	19,337,032

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(h) 12/01/42	3.500%	11,594,290	11,809,292
10/01/39 - 06/01/42	4.000%	6,817,836	7,108,068
06/01/34 - 05/01/40	5.000%	2,107,141	2,292,380
02/01/37 - 08/01/38	6.000%	261,502	284,430
11/01/36	6.500%	335,102	374,061
Federal National Mortgage Association(h)(i) CMO IO Series 2012-118 Class BI 12/25/39	3.500%	10,442,793	2,112,262
CMO IO Series 2012-133 Class EI 07/25/31	3.500%	3,880,447	643,391
CMO IO Series 2012-139 Class IL 04/25/40	3.500%	5,861,789	1,148,522
CMO IO Series 2012-96 Class CI 04/25/39	3.500%	8,862,836	1,652,276
CMO IO Series 2013-1 Class AI 02/25/43	3.500%	3,461,351	873,416
Federal National Mortgage Association(h)(i)(j) CMO IO Series 2006-5 Class N1 08/25/34	2.191%	10,755,472	644,340
CMO IO Series 2006-5 Class N2 02/25/35	2.214%	16,021,036	1,173,515
CMO IO Series 2010-135 Class MS 12/25/40	5.757%	3,611,070	582,816
CMO IO Series 2012-80 Class AS 02/25/39	5.857%	6,642,141	1,438,583
CMO IO Series 2012-87 SQ 08/25/42	6.107%	4,469,625	1,250,348
Federal National Mortgage Association(h)(q) 06/01/27	3.000%	10,448,856	10,767,220
Government National Mortgage Association(c)(h) 07/01/43	3.000%	4,000,000	3,954,375
Government National Mortgage Association(h)(i) CMO IO Series 2010-167 Class GI 02/20/38	4.000%	3,332,039	436,724
CMO IO Series 2012-94 Class BI 05/20/37	4.000%	10,950,960	1,764,895
Government National Mortgage Association(h)(i)(j) CMO IO Series 2010-108 Class PI 02/20/38	5.908%	6,457,892	789,163
CMO IO Series 2012-41 Class SA 03/20/42	6.408%	9,609,076	2,212,247
CMO IO Series 2012-48 Class SA 04/16/42	6.458%	1,947,107	401,857
Total Residential Mortgage-Backed Securities — Agency (Cost: $91,637,540)			90,917,703

Residential Mortgage-Backed Securities —
Non-Agency 4.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A(b)(h) 05/25/47	4.000%	3,055,041	3,054,088
BCAP LLC Trust(b)(g)(h)(j) CMO Series 2013-RR5 Class 4A1 09/26/36	3.000%	2,728,206	2,684,555
BCAP LLC Trust(b)(h) CMO Series 2010-RR7 Class 8A6 05/26/35	5.500%	1,145,000	1,129,255
BCAP LLC Trust(b)(h)(j) CMO Series 2010-RR7 Class 17A7 03/26/36	5.006%	780,000	674,538
CMO Series 2013-RR3 Class 6A5 03/26/36	3.373%	2,993,133	2,940,478
Series 2013-RR1 Class 10A1 10/26/36	3.000%	1,711,282	1,675,144
Banc of America Funding Corp. CMO Series 2012-R5 Class A(b)(h)(j) 10/03/39	0.454%	2,802,511	2,732,001
Bayview Opportunity Master Fund Trust IIB LP(b)(h)(j) CMO Series 2012-6NPL Class A 01/28/33	2.981%	2,487,538	2,507,439
Series 2012-4NPL Class A 07/28/32	3.475%	2,046,494	2,049,930
Series 2012-5NPL Class A 10/28/32	2.981%	3,597,463	3,597,460
Castle Peak Loan Trust CMO Series 2012-1A Class A1(b)(h) 05/25/52	5.000%	2,519,526	2,519,526
Citigroup Mortgage Loan Trust, Inc.(b)(h) CMO Series 2012-A Class A 06/25/51	2.500%	2,504,144	2,479,103
Citigroup Mortgage Loan Trust, Inc.(b)(h)(j) CMO Series 2009-3 Class 4A3 10/25/33	2.502%	2,635,000	2,350,699
CMO Series 2009-4 Class 9A2 03/25/36	2.628%	1,365,000	1,134,492
CMO Series 2010-6 Class 2A2 09/25/35	2.680%	515,000	467,017
CMO Series 2010-6 Class 3A2 07/25/36	2.613%	2,215,000	2,009,050
CMO Series 2013-2 Class 1A1 11/25/37	5.980%	2,763,213	2,903,261
Credit Suisse Mortgage Capital Certificates(b)(h)(j) CMO Series 2011-4R Class 4A7 08/27/37	4.000%	3,880,000	3,827,351
CMO Series 2011-7R Class A1 08/28/47	1.443%	1,282,665	1,276,993
Series 2012-11 Class 3A2 06/29/47	1.194%	3,058,112	2,729,365

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7(h) 04/25/33	5.500%	857,281	866,128
JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A6(b)(h)(j) 04/26/37	4.500%	615,000	623,253
PennyMac Loan Trust(b)(h)(j) Series 2011-NPL1 Class A 09/25/51	5.250%	25,413	25,336
Series 2012-NPL1 Class A 05/28/52	3.422%	2,508,158	2,474,498
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4(b)(h)(j) 06/27/32	4.000%	411,234	412,267
Residential Mortgage Asset Trust Series 2012-1A Class A1(b)(h)(j) 08/26/52	2.734%	2,506,759	2,433,123
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-18 Class 2A6(h) 01/25/36	5.500%	224,307	222,546
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $51,577,871)			51,798,896

Commercial Mortgage-Backed Securities —
Non-Agency 0.9%

Morgan Stanley Capital I, Inc. Series 2005-IQ10 Class A4A(h)(j) 09/15/42	5.230%	489,206	521,220
Morgan Stanley Re-Remic Trust Series 2010-GG10 Class A4A(b)(h)(j) 08/15/45	5.982%	5,350,000	5,993,905
Rialto Real Estate Fund Series 2013-LT2 Class A(b)(h) 05/22/28	2.833%	2,780,559	2,771,936
S2 Hospitality LLC Series 2012-LV1 Class A(b)(h) 04/15/25	4.500%	759,920	759,028
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $9,749,311)			10,046,089

Asset-Backed Securities — Non-Agency 0.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust Series 2012-3 Class A(b) 11/15/16	1.640%	1,218,274	1,219,899
GMAC Mortgage Corp Loan Trust Series 2004-HE5 Class A5 (FGIC)(j) 09/25/34	5.865%	220,298	205,446
SpringCastle America Funding LLC Series 2013-1A Class A(b) 04/03/21	3.750%	3,950,218	3,862,650
Total Asset-Backed Securities — Non-Agency (Cost: $5,394,989)			5,287,995

Inflation-Indexed Bonds(a) 1.9%

United States 1.0%
U.S. Treasury Inflation-Indexed Bond 01/15/23	0.125%		8,160,507	7,912,501
02/15/43	0.625%		3,218,093	2,706,468
Total				10,618,969
Uruguay 0.9%
Uruguay Government International Bond 04/05/27	4.250%	UYU	99,023,835	5,541,995
Senior Unsecured 12/15/28	4.375%	UYU	78,569,889	4,469,236
Total				10,011,231
Total Inflation-Indexed Bonds (Cost: $20,691,747)				20,630,200

U.S. Treasury Obligations 2.4%

U.S. Treasury 02/28/15	0.250%	25,870,000	25,850,804
05/31/17	0.625%	800,000	787,250
02/28/18	0.750%	445,000	434,118
11/15/42	2.750%	140,000	120,641
Total U.S. Treasury Obligations (Cost: $27,239,351)			27,192,813

Foreign Government Obligations(a) 20.4%

Argentina 0.4%
Argentina Boden Bonds 10/03/15	7.000%	2,595,000	2,251,163
Argentina Bonar Bonds 04/17/17	7.000%	836,000	641,630

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Provincia de Buenos Aires Senior Unsecured(b) 01/26/21	10.875%		1,110,000	738,150
Provincia de Cordoba Senior Unsecured(b) 08/17/17	12.375%		880,000	646,800
Total				4,277,743
Australia 0.3%
Treasury Corp. of Victoria Local Government Guaranteed 11/15/16	5.750%	AUD	1,650,000	1,631,751
06/15/20	6.000%	AUD	2,200,000	2,251,224
Total				3,882,975
Brazil 1.0%
Brazilian Government International Bond Senior Unsecured 01/05/24	8.500%	BRL	3,250,000	1,339,996
01/20/34	8.250%		2,285,000	3,027,625
Morgan Stanley Senior Unsecured 10/22/20	11.500%	BRL	3,415,000	1,507,134
Morgan Stanley(b) Senior Unsecured 05/03/17	10.090%	BRL	545,000	241,804
Petrobras Global Finance BV 05/20/23	4.375%		500,000	458,671
Petrobras International Finance Co. 03/15/19	7.875%		1,535,000	1,775,017
01/27/21	5.375%		2,600,000	2,629,947
Total				10,980,194
Colombia 0.8%
Colombia Government International Bond Senior Unsecured 05/21/24	8.125%		285,000	377,625
01/18/41	6.125%		2,070,000	2,270,756
Ecopetrol SA Senior Unsecured 07/23/19	7.625%		1,200,000	1,419,000
Empresa de Energia de Bogota SA Senior Unsecured(b) 11/10/21	6.125%		1,050,000	1,088,210
Empresas Publicas de Medellin ESP Senior Unsecured(b) 02/01/21	8.375%	COP	5,604,000,000	3,120,324
Transportadora de Gas Internacional SA ESP Senior Unsecured(b) 03/20/22	5.700%		1,000,000	1,028,998
Total				9,304,913

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Dominican Republic 0.5%
Banco de Reservas de La Republica Dominicana Subordinated Notes(b) 02/01/23	7.000%		1,250,000	1,250,000
Dominican Republic International Bond(b) Senior Unsecured 05/06/21	7.500%		1,675,000	1,802,890
04/18/24	5.875%		700,000	673,091
04/20/27	8.625%		1,300,000	1,488,500
Total				5,214,481
El Salvador 0.1%
El Salvador Government International Bond Senior Unsecured(b) 02/01/41	7.625%		600,000	582,000
Finland 0.1%
Finland Government Bond Senior Unsecured 07/04/15	4.250%	EUR	850,000	1,194,328
France 0.7%
France Government Bond OAT 04/25/17	3.750%	EUR	1,230,000	1,771,378
10/25/18	4.250%	EUR	730,000	1,094,860
04/25/19	4.250%	EUR	2,250,000	3,392,789
04/25/29	5.500%	EUR	850,000	1,464,655
Total				7,723,682
Georgia 0.2%
Georgian Railway JSC Senior Unsecured(b) 07/11/22	7.750%		1,842,000	2,039,675
Germany 0.8%
Bundesrepublik Deutschland 07/04/17	4.250%	EUR	3,120,000	4,659,353
01/04/19	3.750%	EUR	2,930,000	4,402,079
Total				9,061,432
Guatemala 0.4%
Guatemala Government Bond(b) Senior Unsecured 06/06/22	5.750%		2,100,000	2,131,500
02/13/28	4.875%		2,700,000	2,443,500
Total				4,575,000
Hungary 0.3%
Hungary Government International Bond Senior Unsecured 02/03/15	4.750%		80,000	81,000
02/19/18	4.125%		1,000,000	974,597

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Magyar Export-Import Bank RT(b) 02/12/18	5.500%		2,000,000	1,901,064
Total				2,956,661
Indonesia 1.7%
Indonesia Government International Bond(b) Senior Unsecured 04/20/15	7.250%		1,655,000	1,787,400
03/13/20	5.875%		5,630,000	6,101,794
Indonesia Treasury Bond Senior Unsecured 06/15/15	9.500%	IDR	6,476,000,000	687,810
07/15/17	10.000%	IDR	4,979,000,000	563,110
09/15/19	11.500%	IDR	16,600,000,000	2,049,403
07/15/22	10.250%	IDR	10,680,000,000	1,287,453
09/15/24	10.000%	IDR	4,500,000,000	538,638
05/15/27	7.000%	IDR	4,480,000,000	424,395
Majapahit Holding BV(b) 08/07/19	8.000%		1,000,000	1,125,000
06/29/37	7.875%		540,000	626,400
PT Pertamina Persero(b) Senior Unsecured 05/03/22	4.875%		1,400,000	1,340,500
05/20/23	4.300%		2,212,000	2,046,100
PT Perusahaan Listrik Negara Senior Unsecured(b) 11/22/21	5.500%		377,000	362,413
Total				18,940,416
Japan 0.2%
Japan Government 20-Year Bond Senior Unsecured 09/20/26	2.200%	JPY	198,000,000	2,253,241
Japan Government 30-Year Bond Senior Unsecured 03/20/33	1.100%	JPY	58,000,000	527,038
Total				2,780,279
Kazakhstan 0.5%
KazMunayGas National Co. JSC(b) 07/02/18	9.125%		1,875,000	2,240,625
Senior Unsecured 04/09/21	6.375%		600,000	648,000
04/30/23	4.400%		1,750,000	1,612,798
04/30/43	5.750%		1,000,000	888,922
Total				5,390,345
Latvia 0.1%
Republic of Latvia Senior Unsecured(b) 06/16/21	5.250%		650,000	689,904
Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Lithuania 0.2%
Lithuania Government International Bond(b) Senior Unsecured 03/09/21	6.125%		600,000	666,819
02/01/22	6.625%		1,250,000	1,432,882
Total				2,099,701
Malaysia —%
Petronas Capital Ltd. 08/12/19	5.250%		75,000	81,889
Mexico 2.0%
Comision Federal de Electricidad Senior Unsecured(b) 02/14/42	5.750%		300,000	277,500
Mexican Bonos 06/16/16	6.250%	MXN	1,464,000	1,184,659
12/15/16	7.250%	MXN	500,000	415,895
12/13/18	8.500%	MXN	3,663,500	3,236,262
06/09/22	6.500%	MXN	6,550,000	5,322,733
06/03/27	7.500%	MXN	5,915,000	5,112,684
Mexico Government International Bond Senior Unsecured 01/11/40	6.050%		1,430,000	1,558,700
Pemex Finance Ltd. Senior Unsecured 11/15/18	9.150%		310,000	378,990
Senior Unsecured (NPFGC) 08/15/17	10.610%		215,000	254,046
Pemex Project Funding Master Trust 03/01/18	5.750%		2,420,000	2,649,900
01/21/21	5.500%		1,000,000	1,065,000
Petroleos Mexicanos 06/02/41	6.500%		1,000,000	1,032,500
Total				22,488,869
Morocco 0.2%
Morocco Government International Bond Senior Unsecured(b) 12/11/22	4.250%		2,500,000	2,204,124
Netherlands 0.2%
Netherlands Government Bond(b) 07/15/16	4.000%	EUR	1,875,000	2,692,047
New Zealand 0.4%
New Zealand Government Bond Senior Unsecured 03/15/19	5.000%	NZD	2,000,000	1,656,858
05/15/21	6.000%	NZD	2,655,000	2,340,644
Total				3,997,502

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Norway 0.5%
Norway Government Bond 05/24/23	2.000%	NOK	37,800,000	5,930,910
Panama 0.1%
Ena Norte Trust Pass-Through Certificates(b) 04/25/23	4.950%		979,345	994,981
Peru 0.4%
Corporacion Financiera de Desarrollo SA Senior Unsecured(b) 02/08/22	4.750%		1,000,000	991,444
Peruvian Government International Bond Senior Unsecured 05/03/16	8.375%		510,000	593,130
07/21/25	7.350%		1,210,000	1,548,800
11/21/33	8.750%		205,000	298,275
11/18/50	5.625%		700,000	721,000
Peruvian Government International Bond(b) Senior Unsecured 08/12/20	7.840%	PEN	1,500,000	620,543
Total				4,773,192
Philippines 0.1%
Power Sector Assets & Liabilities Management Corp.(b) Government Guaranteed 05/27/19	7.250%		720,000	844,200
12/02/24	7.390%		610,000	739,544
Total				1,583,744
Poland 0.5%
Poland Government Bond 10/24/15	6.250%	PLN	4,680,000	1,503,425
10/25/19	5.500%	PLN	6,790,000	2,221,101
Poland Government International Bond Senior Unsecured 03/23/22	5.000%		2,250,000	2,418,750
Total				6,143,276
Qatar 0.1%
Nakilat, Inc. Senior Secured(b) 12/31/33	6.067%		180,000	201,690
Qatar Government International Bond Senior Unsecured(b) 01/20/22	4.500%		600,000	643,500
Total				845,190

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Republic of Namibia 0.3%
Namibia International Bonds Senior Unsecured(b) 11/03/21	5.500%		2,800,000	2,828,000
Republic of the Congo —%
Republic of Congo Senior Unsecured(j) 06/30/29	3.500%		611,325	495,173
Romania 0.6%
Romania Government Bond 07/26/17	5.900%	RON	9,270,000	2,713,963
Romanian Government International Bond(b) Senior Unsecured 02/07/22	6.750%		1,800,000	1,996,250
08/22/23	4.375%		2,238,000	2,107,710
Total				6,817,923
Russian Federation 1.9%
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured(b) 09/19/22	4.375%		2,200,000	1,988,756
Gazprom OAO Via Gaz Capital SA(b) Senior Unsecured 04/11/18	8.146%		3,115,000	3,566,675
03/07/22	6.510%		1,460,000	1,543,950
Rosneft International Finance Ltd. Senior Unsecured(b) 03/06/22	4.199%		2,300,000	2,130,950
Russian Foreign Bond — Eurobond(b) Senior Unsecured 03/10/18	7.850%	RUB	20,000,000	634,582
Russian Foreign Bond — Eurobond(b)(j) Senior Unsecured 03/31/30	7.500%		3,423,275	4,009,511
Russian Foreign Bond — Eurobond(j) Senior Unsecured 03/31/30	7.500%		137,080	160,555
Russian Railways via RZD Capital PLC Senior Unsecured 04/02/19	8.300%	RUB	32,300,000	984,545
Sberbank of Russia Via SB Capital SA Senior Unsecured(b) 02/07/22	6.125%		3,000,000	3,112,763
VTB Bank OJSC Via VTB Capital SA Senior Unsecured(b) 04/12/17	6.000%		600,000	624,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Vnesheconombank Via VEB Finance PLC Senior Unsecured(b) 11/22/25	6.800%		2,190,000	2,343,300
Total				21,099,587
Slovenia 0.2%
Slovenia Government Bond(b) 05/10/23	5.850%		2,300,000	2,142,482
South Africa 0.1%
South Africa Government International Bond Senior Unsecured 03/09/20	5.500%		430,000	453,112
Transnet SOC Ltd. Senior Unsecured(b) 07/26/22	4.000%		700,000	602,948
Total				1,056,060
South Korea 0.2%
Export-Import Bank of Korea Senior Unsecured 04/11/22	5.000%		1,800,000	1,907,591
Export-Import Bank of Korea(b) 02/15/15	5.000%	IDR	2,500,000,000	239,386
Total				2,146,977
Supra-National 0.2%
Eurasian Development Bank Senior Unsecured 10/05/17	8.000%	RUB	73,100,000	2,235,967
Trinidad and Tobago 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b) 08/14/19	9.750%		3,597,000	4,429,497
Turkey 1.1%
Export Credit Bank of Turkey Senior Unsecured(b) 04/24/19	5.875%		1,250,000	1,276,101
Turkey Government International Bond 01/14/41	6.000%		1,700,000	1,695,750
Senior Unsecured 03/30/21	5.625%		3,050,000	3,255,875
09/26/22	6.250%		250,000	276,875
03/23/23	3.250%		1,200,000	1,056,000
02/05/25	7.375%		3,540,000	4,194,900
Total				11,755,501

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Ukraine 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Unsecured(b) 07/11/16	9.375%		600,000	589,191
National JSC Naftogaz of Ukraine Government Guaranteed 09/30/14	9.500%		335,000	333,316
Total				922,507
United Arab Emirates 0.3%
Abu Dhabi National Energy Co.(b) Senior Unsecured 12/13/21	5.875%		700,000	778,084
01/12/23	3.625%		1,400,000	1,295,000
Dolphin Energy Ltd. Senior Secured(b) 12/15/21	5.500%		1,000,000	1,085,715
Total				3,158,799
United Kingdom 0.3%
United Kingdom Gilt 09/07/21	3.750%	GBP	620,000	1,051,657
03/07/25	5.000%	GBP	1,500,000	2,811,308
Total				3,862,965
Uruguay 0.1%
Uruguay Government International Bond Senior Unsecured PIK 01/15/33	7.875%		935,000	1,187,450
Venezuela 1.8%
Petroleos de Venezuela SA 04/12/17	5.250%		4,660,000	3,797,900
11/02/17	8.500%		7,620,700	6,982,466
11/17/21	9.000%		2,604,303	2,187,615
02/17/22	12.750%		180,300	181,201
Senior Unsecured 10/28/15	5.000%		1,200,000	1,053,000
10/28/16	5.125%		1,201,000	990,825
Venezuela Government International Bond Senior Unsecured 05/07/23	9.000%		5,636,000	4,691,970
Total				19,884,977
Total Foreign Government Obligations (Cost: $226,107,025)				227,453,318

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Municipal Bonds —%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cabazon Band Mission Indians Revenue Bonds Series 2004(b)(e)(k)(l) 10/01/11	13.000%	350,000	160,990
Total Municipal Bonds (Cost: $350,000)			160,990

Senior Loans 6.8%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Doncasters U.S. Finance LLC Tranche B Term Loan(j)(m) 04/09/20	5.500%	399,000	398,002
TASC, Inc. Tranche B Term Loan(j)(m) 12/18/15	4.500%	447,716	446,037
TransDigm, Inc. Tranche C Term Loan(j)(m) 02/28/20	3.750%	297,749	293,495
Total			1,137,534
Airlines 0.1%
Continental Airlines, Inc. Tranche B Term Loan(j)(m) 04/01/19	4.000%	700,000	698,250
Delta Air Lines, Inc. Tranche B1 Term Loan(j)(m) 10/18/18	4.000%	149,625	149,305
Total			847,555
Automotive 0.2%
Chrysler Group LLC Tranche B Term Loan(j)(m) 05/24/17	4.250%	393,481	394,838
Federal-Mogul Corp.(j)(m) Tranche B Term Loan 12/29/14	2.128%	195,758	186,774
Tranche C Term Loan 12/28/15	2.128%	99,876	95,293
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan(j)(m) 04/30/19	4.750%	300,000	300,483
Navistar, Inc. Tranche B Term Loan(j)(m) 08/17/17	5.750%	139,500	139,500

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Schaeffler AG Tranche C Term Loan(j)(m) 01/27/17	4.250%	250,000	250,063
ThermaSys Corp. Term Loan(j)(m) 05/03/19	5.250%	350,000	348,950
Total			1,715,901
Brokerage 0.1%
Nuveen Investments, Inc.(j)(m) 1st Lien Tranche B Term Loan 05/13/17	4.195%	450,000	445,923
2nd Lien Tranche B Term Loan 02/28/19	6.500%	200,000	197,166
Total			643,089
Building Materials 0.1%
Contech Engineered Solutions LLC Term Loan(j)(m) 06/11/19	6.250%	150,000	148,875
Custom Building Products, Inc. Term Loan(j)(m) 12/14/19	6.000%	248,875	249,186
Roofing Supply Group LLC Term Loan(j)(m) 05/31/19	5.000%	222,444	221,054
Wilsonart LLC Term Loan(j)(m) 10/31/19	4.000%	223,875	221,822
Total			840,937
Chemicals 0.5%
AI Chem & Cy SCA Tranche B1 Term Loan(j)(m) 10/04/19	4.500%	131,678	130,855
AI Chem & Cy U.S. AcquiCo, Inc.(j)(m) 2nd Lien Term Loan 04/03/20	8.250%	100,000	100,000
Tranche B2 Term Loan 10/04/19	4.500%	68,322	67,895
AZ Chem U.S., Inc. Term Loan(j)(m) 12/22/17	5.250%	102,089	102,684
Ascend Performance Materials Operations LLC Tranche B Term Loan(j)(m) 04/10/18	6.750%	297,739	296,437
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan(j)(m) 02/01/20	4.750%	773,063	772,390

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
HII Holding Corp. 2nd Lien Term Loan(j)(m) 12/21/20	9.500%	500,000	510,000
INEOS U.S. Finance LLC Term Loan(j)(m) 05/04/18	4.000%	571,888	559,543
Macdermid, Inc.(j)(m) 1st Lien Tranche B Term Loan 06/07/20	4.000%	75,000	74,469
2nd Lien Tranche B Term Loan 12/07/20	7.750%	175,000	176,531
Nexeo Solutions LLC Term Loan(j)(m) 09/08/17	5.000%	372,089	366,158
Omnova Solutions, Inc. Tranche B1 Term Loan(j)(m) 05/31/18	4.250%	342,105	342,533
Oxea Sarl Tranche B2 Term Loan(c)(j)(m) 12/06/19	4.250%	75,000	74,367
Oxea Sarl 2nd Lien Term Loan(c)(j)(m) 06/05/20	8.250%	175,000	174,125
PQ Corp. Term Loan(j)(m) 08/07/17	4.500%	547,250	547,250
Tronox Pigments BV Term Loan(j)(m) 03/19/20	4.500%	191,539	192,148
Univar, Inc. Tranche B Term Loan(j)(m) 06/30/17	5.000%	760,290	741,176
Total			5,228,561
Construction Machinery —%
Douglas Dynamics LLC Term Loan(j)(m) 04/18/18	5.750%	292,077	291,347
Manitowoc Co., Inc. (The) Tranche B Term Loan(j)(m) 11/13/17	4.250%	51,124	51,277
Total			342,624
Consumer Cyclical Services 0.2%
Acosta, Inc. Tranche D Term Loan(j)(m) 03/02/18	5.000%	318,018	319,474

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
IG Investments Holdings LLC 1st Lien Tranche B Term Loan(j)(m) 10/31/19	6.000%	199,000	199,000
KAR Auction Services, Inc. Term Loan(j)(m) 05/19/17	3.750%	267,648	269,319
Live Nation Entertainment, Inc. Tranche B Term Loan(j)(m) 11/07/16	4.500%	98,980	99,202
Monitronics International, Inc. Tranche B Term Loan(j)(m) 03/23/18	4.250%	397,993	398,161
Pre-Paid Legal Services Tranche B Term Loan(c)(j)(m) 07/01/19	6.250%	175,000	174,417
Sabre, Inc.(j)(m) Tranche B Term Loan 02/19/19	5.250%	313,856	315,488
Tranche C Term Loan 02/19/18	4.000%	46,250	46,279
Weight Watchers International, Inc. Tranche B2 Term Loan(j)(m) 04/02/20	3.750%	550,000	546,013
Total			2,367,353
Consumer Products 0.1%
Affinion Group, Inc. Tranche B Term Loan(j)(m) 10/09/16	6.500%	616,696	585,245
Fender Musical Instruments Corp. Term Loan(j)(m) 04/03/19	5.750%	150,000	150,000
Serta Simmons Holdings LLC Term Loan(j)(m) 10/01/19	5.000%	149,625	149,475
Sun Products Corp. (The) Tranche B Term Loan(j)(m) 03/23/20	5.500%	568,452	562,548
Total			1,447,268
Diversified Manufacturing 0.3%
Accudyne Industries LLC Term Loan(j)(m) 12/13/19	4.000%	547,250	542,347
Air Distribution Technologies, Inc.(j)(m) 1st Lien Term Loan 11/09/18	5.000%	522,375	524,553
2nd Lien Term Loan 05/11/20	9.250%	325,000	333,937

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Allflex Holdings IiII, Inc. Tranche B Term Loan(c)(j)(m) 06/05/20	4.250%	425,000	424,469
Apex Tool Group LLC Term Loan(j)(m) 01/31/20	4.500%	523,687	523,164
IMG Worldwide, Inc. Tranche B Term Loan(j)(m) 06/16/16	5.500%	367,500	367,500
McJunkin Red Man Corp. Term Loan(j)(m) 11/08/19	6.000%	124,063	124,476
Ranpak Corp. 2nd Lien Term Loan(j)(m) 04/23/20	8.500%	100,000	100,000
Total			2,940,446
Electric 0.3%
Calpine Construction Finance Co. LP Tranche B-1 Term Loan(j)(m) 05/03/20	3.000%	150,000	147,626
Calpine Corp.(j)(m) Term Loan 04/01/18	4.000%	269,302	268,629
04/01/18	4.000%	147,000	146,633
Equipower Resources Holdings LLC 1st Lien Tranche B Term Loan(j)(m) 12/21/18	5.500%	122,455	121,690
Equipower Resources Holdings Tranche C Term Loan(c)(j)(m) 12/21/18	5.500%	350,000	346,937
Essential Power LLC Term Loan(j)(m) 08/08/19	4.498%	191,427	190,789
FREIF North American Power I LLC(j)(m) Tranche B-1 Term Loan 03/29/19	4.750%	332,647	331,815
Tranche C-1 Term Loan 03/29/19	4.750%	54,585	54,449
LSP Madison Funding LLC Term Loan(j)(m) 06/28/19	5.576%	52,667	52,886
NRG Energy, Inc. Term Loan(j)(m) 07/01/18	2.750%	294,013	290,891
Star West Generation LLC Tranche B Term Loan(j)(m) 03/13/20	4.250%	399,000	399,499

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
TPF Generation Holdings LLC Term Loan(j)(m) 12/31/17	4.750%	350,000	350,147
Texas Competitive Electric Holdings Co. LLC Term Loan(j)(m) 10/10/14	3.720%	624,903	447,199
Topaz Power Holdings LLC Tranche B Term Loan(j)(m) 02/26/20	5.250%	248,750	248,066
Windsor Financing LLC Tranche B Term Loan(j)(m) 12/05/17	6.250%	121,300	123,732
Total			3,520,988
Entertainment 0.3%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan(j)(m) 04/22/16	5.250%	1,220,131	1,225,219
Alpha Topco Ltd. Tranche B Term Loan(j)(m) 04/30/19	4.500%	444,397	443,395
Cinemark USA, Inc. Term Loan(j)(m) 12/18/19	3.200%	323,375	323,307
Merlin Entertainment Group Lux 2 Sarl Term Loan(c)(j)(m) 07/01/19	4.023%	150,000	149,625
Six Flags Theme Parks, Inc. Tranche B Term Loan(j)(m) 12/20/18	4.001%	84,197	84,483
Zuffa LLC Term Loan(j)(m) 02/25/20	4.500%	671,625	667,427
Total			2,893,456
Environmental 0.2%
ADS Waste Holdings, Inc. Tranche B Term Loan(j)(m) 10/09/19	4.250%	348,250	346,770
EnviroSolutions Real Property Holdings, Inc. 2nd Lien Term Loan(j)(m) 07/29/14	8.000%	603,743	600,724
Synagro Technologies, Inc.(c)(j)(m)(n) Debtor in Possession Term Loan 01/05/14	2.280%	375,000	375,000
Synagro Technologies, Inc.(j)(m) 1st Lien Term Loan 04/02/14	2.193%	920,207	900,266

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
WCA Waste Corp. (WCA Waste Systems, Inc.) Term Loan(j)(m) 03/23/18	4.000%	98,750	98,503
Waste Industries U.S.A., Inc. Tranche B Term Loan(j)(m) 03/17/17	4.000%	248,750	248,335
Total			2,569,598
Food and Beverage 0.3%
AdvancePierre Foods, Inc. 1st Lien Term Loan(j)(m) 07/10/17	5.750%	748,125	750,152
Aramark Corp.(j)(m) Tranche C Term Loan 07/26/16	3.776%	475,000	474,639
Tranche D Term Loan 09/09/19	4.000%	175,000	174,344
Arysta LifeScience SPC LLC(j)(m) 1st Lien Term Loan 05/29/20	4.500%	75,000	74,204
2nd Lien Term Loan 11/30/20	8.250%	175,000	171,938
CSM Bakery Supplies Tranche B Term Loan(c)(j)(m) 05/22/20	4.750%	425,000	420,486
CTI Foods Holding Co. LLC Tranche B Term Loan(c)(j)(m) 06/20/20	4.500%	100,000	99,250
Del Monte Foods Co. Term Loan(j)(m) 03/08/18	4.000%	759,835	756,355
Dole Food Co., Inc. Tranche B Term Loan(j)(m) 04/01/20	3.752%	274,312	272,647
Performance Food Group, Inc. Term Loan(j)(m) 11/14/19	6.250%	450,000	445,500
Total			3,639,515
Gaming 0.3%
Affinity Gaming LLC Term Loan(j)(m) 11/09/17	5.500%	96,109	97,131
Caesars Entertainment Operating Co., Inc.(j)(m) Tranche B4 Term Loan 10/31/16	9.500%	298,454	296,961
Tranche B6 Term Loan 01/28/18	5.443%	219,557	193,759

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Caesars Octavius LLC Tranche B Term Loan(j)(m) 04/25/17	9.250%	325,000	326,625
Cannery Casino Resorts LLC(j)(m) 1st Lien Term Loan 10/02/18	6.000%	99,250	98,803
2nd Lien Term Loan 10/02/19	10.000%	100,000	94,500
MGM Resorts International Tranche B Term Loan(j)(m) 12/20/19	3.500%	497,500	493,769
Peppermill Casinos, Inc. Tranche B Term Loan(j)(m) 11/09/18	7.250%	398,000	405,960
Pinnacle Entertainment, Inc. Tranche A Term Loan(j)(m) 03/19/19	4.000%	272,250	271,774
ROC Finance LLC Tranche B Term Loan(j)(m) 03/27/19	5.000%	425,000	424,290
Scientific Games Corp. Tranche B Term Loan(c)(j)(m) 05/22/20	4.250%	375,000	370,125
Seminole Tribe of Florida Term Loan(j)(m) 04/29/20	3.000%	425,000	423,228
Stockbridge/SBE Holdings Tranche B Term Loan(j)(m) 05/02/17	13.000%	125,000	129,375
Twin River Management Group, Inc. Term Loan(j)(m) 11/10/18	5.250%	222,222	223,611
Total			3,849,911
Gas Pipelines —%
Philadelphia Energy Solutions Refining and Marketing LLC Term Loan(j)(m) 04/04/18	6.250%	249,375	247,505
Health Care 0.5%
Alere, Inc. Tranche B Term Loan(j)(m) 06/30/17	4.250%	488,970	490,652
Alliance HealthCare Services, Inc.(c)(j)(m) Delayed Draw Term Loan 06/03/19	4.250%	42,857	42,796
Alliance HealthCare Services, Inc.(j)(m) Term Loan 06/03/19	4.250%	182,143	181,882

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Apria Healthcare Group, Inc. Term Loan(j)(m) 04/06/20	6.750%	175,000	174,946
Bausch & Lomb, Inc. Term Loan(j)(m) 05/18/19	4.000%	197,508	197,096
CHS/Community Health Systems, Inc. Term Loan(j)(m) 01/25/17	3.773%	825,000	824,909
ConvaTec, Inc. Term Loan(j)(m) 12/22/16	5.000%	305,036	306,104
DaVita HealthCare Partners, Inc. Tranche B2 Term Loan(j)(m) 11/01/19	4.000%	223,875	223,794
HCA, Inc.(j)(m) Tranche B-5 Term Loan 03/31/17	3.026%	275,000	273,454
Tranche B4 Term Loan 05/01/18	2.945%	800,000	795,872
IASIS Healthcare LLC Tranche B2 Term Loan(j)(m) 05/03/18	4.500%	636,540	633,994
Onex Carestream Finance LP 1st Lien Term Loan(j)(m) 06/07/19	5.000%	348,551	344,138
Quintiles Transnational Corp. Tranche B2 Term Loan(j)(m) 06/08/18	4.500%	460,499	459,578
Select Medical Corp. Series C Tranche B Term Loan(j)(m) 06/01/18	4.002%	56,527	56,315
Surgical Care Affiliates LLC Tranche C Term Loan(j)(m) 06/29/18	3.525%	175,000	174,781
inVentiv Health, Inc. Term Loan(j)(m) 08/04/16	7.500%	106,379	104,252
Total			5,284,563
Independent Energy —%
Samson Investment Co. 2nd Lien Term Loan(j)(m) 09/25/18	6.000%	530,000	528,012
Life Insurance 0.1%
Alliant Holdings I, Inc. Term Loan(j)(m) 12/20/19	5.000%	597,000	595,507

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Lodging —%
Regent Seven Seas Cruises Tranche B1 Term Loan(j)(m) 12/21/18	4.750%	200,000	200,750
Media Cable 0.2%
Encompass Digital Media, Inc. Tranche B1 Term Loan(j)(m) 08/10/17	6.750%	444,392	446,614
MCC Iowa LLC Tranche G Term Loan(j)(m) 01/20/20	4.000%	198,500	198,873
Mediacom Illinois LLC Tranche E Term Loan(j)(m) 10/23/17	4.500%	487,437	486,726
NEP/NCP Holdco, Inc. 1st Lien Term Loan(j)(m) 01/22/20	4.750%	447,750	449,617
TWCC Holding Corp. 2nd Lien Term Loan(c)(j)(m) 12/11/20	7.000%	250,000	251,250
Total			1,833,080
Media Non-Cable 0.5%
Clear Channel Communications, Inc.(j)(m) Tranche B Term Loan 01/29/16	3.845%	141,410	128,949
Tranche D Term Loan 01/30/19	6.945%	417,100	379,327
Cumulus Media Holdings, Inc.(j)(m) 1st Lien Term Loan 09/17/18	4.500%	538,265	538,039
2nd Lien Term Loan 09/16/19	7.500%	338,949	345,305
FoxCo Acquisition Sub LLC Term Loan(j)(m) 07/14/17	5.500%	273,622	275,847
Getty Images, Inc. Term Loan(j)(m) 10/18/19	4.750%	746,250	736,609
Granite Broadcasting 1st Lien Tranche B Term Loan(j)(m) 05/23/18	6.750%	283,427	284,135
Gray Television, Inc. Term Loan(j)(m) 10/12/19	4.750%	168,694	169,326
Hubbard Radio LLC Tranche 1 Term Loan(j)(m) 04/29/19	4.500%	120,971	121,173

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
ION Media Networks, Inc. Term Loan(j)(m) 07/24/18	7.250%	174,125	174,998
Intelsat Jackson Holdings SA Tranche B1 Term Loan(j)(m) 04/02/18	4.250%	296,250	296,250
Radio One, Inc. Term Loan(j)(m) 03/31/16	7.500%	388,954	396,344
RentPath, Inc. Tranche B Term Loan(j)(m) 05/29/20	6.250%	450,000	442,971
Salem Communications Corp. Term Loan(j)(m) 03/13/20	4.500%	468,667	472,182
Tribune Co. Tranche B Term Loan(j)(m) 12/31/19	4.000%	223,875	222,476
Univision Communications, Inc. Term Loan(j)(m) 03/01/20	4.000%	448,875	439,242
Van Wagner Communications LLC Term Loan(j)(m) 08/03/18	8.250%	148,500	150,356
Total			5,573,529
Metals 0.1%
Essar Steel Algoma, Inc. Term Loan(j)(m) 09/19/14	8.750%	124,063	125,847
FMG Resources August 2006 Proprietary Ltd. Term Loan(j)(m) 10/18/17	5.250%	1,290,250	1,281,579
Noranda Aluminum Acquisition Corp. Tranche B Term Loan(j)(m) 02/28/19	5.750%	99,747	97,503
Total			1,504,929
Non-Captive Consumer —%
Springleaf Financial Funding Co. Term Loan(j)(m) 05/10/17	5.500%	312,043	312,043
Non-Captive Diversified —%
iStar Financial, Inc. Term Loan(j)(m) 10/15/17	4.500%	266,156	265,408

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Oil Field Services —%
FTS International, Inc. Term Loan(j)(m) 05/06/16	8.500%	330,307	317,369
Other Financial Institutions 0.1%
AlixPartners LLP Tranche B-2 Term Loan(j)(m) 06/30/19	4.500%	645,256	645,662
Knight Capital Group Tranche B Term Loan(c)(j)(m) 12/05/17	5.750%	175,000	172,156
Moneygram International, Inc. Term Loan(j)(m) 03/27/20	4.250%	349,125	349,345
Total			1,167,163
Other Industry 0.1%
Harland Clarke Holdings Corp. Tranche B3 Term Loan(j)(m) 05/22/18	7.000%	175,000	167,876
Sensus U.S.A., Inc. 2nd Lien Term Loan(j)(m) 05/09/18	8.500%	350,000	346,500
WireCo WorldGroup, Inc. Term Loan(j)(m) 02/15/17	6.000%	248,125	247,194
Total			761,570
Packaging 0.2%
BWAY Holding Co. Term Loan(j)(m) 08/06/17	4.500%	565,160	567,455
Consolidated Container Co. LLC Term Loan(j)(m) 07/03/19	5.000%	397,000	397,937
Pact Group (U.S.A.), Inc. Term Loan(j)(m) 05/29/20	3.750%	150,000	148,875
Reynolds Group Holdings, Inc. Term Loan(j)(m) 09/28/18	4.750%	616,304	617,203
Total			1,731,470
Paper —%
Caraustar Industries, Inc. Term Loan(j)(m) 05/01/19	7.500%	375,000	376,875

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Pharmaceuticals 0.2%
Grifols, Inc. Tranche B Term Loan(j)(m) 06/01/17	4.250%	265,494	266,368
Par Pharmaceutical Companies, Inc. Tranche B1 Term Loan(j)(m) 09/30/19	4.250%	496,256	492,410
Patheon, Inc.(c)(j)(m) Term Loan 12/06/18	7.250%	275,000	276,375
Patheon, Inc.(j)(m) Term Loan 12/06/18	7.250%	223,875	224,994
Pharmaceutical Product Development, Inc. Term Loan(j)(m) 12/05/18	4.250%	373,125	372,924
RPI Finance Trust Term Loan(j)(m) 05/09/18	3.500%	391,571	391,669
Valeant Pharmaceuticals International, Inc.(j)(m) Tranche C1 Term Loan 12/11/19	3.500%	273,625	271,403
Tranche D1 Term Loan 02/13/19	3.500%	148,628	147,513
Total			2,443,656
Property & Casualty 0.1%
Asurion LLC Tranche B1 Term Loan(j)(m) 05/24/19	4.500%	422,875	418,541
HUB International Ltd. Term Loan(j)(m) 06/13/17	3.695%	595,493	595,368
USI, Inc. Term Loan(j)(m) 12/27/19	5.250%	298,500	299,061
Total			1,312,970
Retailers 0.7%
Academy Ltd. Term Loan(j)(m) 08/03/18	4.500%	890,828	892,779
BJ's Wholesale Club, Inc. 1st Lien Term Loan(j)(m) 09/26/19	4.250%	472,628	470,118
Bass Pro Group LLC Term Loan(j)(m) 11/20/19	4.000%	219,909	219,478
Blue Buffalo Co., Ltd. Tranche B2 Term Loan(j)(m) 08/08/19	4.750%	272,941	272,826

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
David's Bridal, Inc. Term Loan(j)(m) 10/11/19	5.000%	497,500	497,192
General Nutrition Centers, Inc. Tranche B Term Loan(j)(m) 03/02/18	3.750%	848,841	846,192
J. Crew Group, Inc. Tranche B1 Term Loan(j)(m) 03/07/18	4.000%	589,492	585,932
Jo-Ann Stores, Inc. Tranche B Term Loan(j)(m) 03/16/18	4.000%	407,786	405,621
Neiman Marcus Group, Inc. (The) Term Loan(j)(m) 05/16/18	4.000%	475,000	473,072
Orchard Supply Hardware LLC Tranche B1 Term Loan(j)(k)(m) 12/21/13	5.030%	455,334	348,331
Pantry, Inc. (The) Term Loan(j)(m) 08/03/19	5.750%	124,063	125,071
Party City Holdings, Inc. Term Loan(j)(m) 07/27/19	4.250%	545,882	541,220
Pep Boys Term Loan(j)(m) 10/11/18	5.000%	174,562	174,885
PetCo Animal Supplies, Inc. Term Loan(j)(m) 11/24/17	4.000%	523,657	522,678
Pilot Travel Centers LLC Tranche B Term Loan(j)(m) 08/07/19	4.250%	403,009	396,714
Rite Aid Corp.(c)(j)(m) 2nd Lien Term Loan 08/21/20	5.750%	125,000	124,531
Rite Aid Corp.(j)(m) Tranche 1 2nd Lien Term Loan 08/21/20	5.750%	300,000	303,750
Tranche 6 Term Loan 02/21/20	4.000%	149,625	148,940
Total			7,349,330
Supermarkets 0.1%
Albertson's LLC(j)(m) Tranche B-1 Term Loan 03/21/16	4.250%	58,549	57,817
Tranche B-2 Term Loan 03/21/19	4.750%	91,076	90,393

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Crossmark Holdings, Inc. 1st Lien Term Loan(j)(m) 12/20/19	4.500%	124,375	123,856
Sprouts Farmers Markets Holdings LLC Term Loan(j)(m) 04/23/20	4.500%	450,000	448,875
Total			720,941
Technology 0.6%
Aeroflex, Inc. Tranche B-1 Term Loan(j)(m) 11/09/19	4.500%	881,299	878,365
Alcatel-Lucent U.S.A., Inc. Term Loan(j)(m) 01/30/19	7.250%	547,250	551,584
Ancestry.com, Inc. Tranche B1 Term Loan(j)(m) 12/28/18	5.250%	218,653	218,270
Blue Coat Systems, Inc. Term Loan(j)(m) 05/31/19	4.500%	350,000	347,666
Blue Coat Systems 2nd Lien Term Loan(c)(j)(m) 06/26/20	9.500%	1,953,000	1,943,235
Edwards Ltd. 1st Lien Term Loan(j)(m) 03/26/20	4.750%	351,747	351,307
First Data Corp. Term Loan(j)(m) 03/24/17	4.193%	445,211	434,499
Freescale Semiconductor, Inc. Tranche B4 Term Loan(j)(m) 03/01/20	5.000%	296,342	293,696
Greeneden U.S. Holdings II LLC Term Loan(j)(m) 02/08/20	4.000%	142,500	141,521
Infogroup, Inc. Tranche B Term Loan(j)(m) 05/26/18	7.500%	247,500	224,606
OpenLink International, Inc. Term Loan(j)(m) 10/30/17	7.750%	73,875	73,629
RP Crown Parent LLC 1st Lien Term Loan(j)(m) 12/21/18	6.750%	298,500	299,372
Riverbed Technology, Inc. Term Loan(j)(m) 12/18/19	4.000%	159,778	159,978

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Rovi Solutions Corp./Guides, Inc. Tranche B3 Term Loan(j)(m) 03/29/19	3.500%	612,140	609,079
SCS Holdings I, Inc. Term Loan(j)(m) 12/07/18	7.000%	153,125	152,359
Syniverse Holdings, Inc. Term Loan(j)(m) 04/23/19	5.000%	396,000	394,269
TransUnion LLC Term Loan(j)(m) 02/08/19	4.250%	96,697	96,987
Verint Systems, Inc. Term Loan(j)(m) 09/06/19	4.000%	95,760	95,681
Total			7,266,103
Transportation Services —%
Avis Budget Car Rental LLC Tranche B Term Loan(j)(m) 03/15/19	3.000%	1,434	1,434
Commercial Barge Line Co. 1st Lien Term Loan(j)(m) 09/22/19	7.500%	174,125	170,852
Hertz Corp. (The) Letter of Credit(j)(m) 03/11/18	3.750%	250,000	242,500
Total			414,786
Wireless 0.1%
Cricket Communications, Inc.(j)(m) Term Loan 10/10/19	4.750%	74,625	73,817
Tranche C Term Loan 03/08/20	4.750%	200,000	198,062
Instant Web, Inc.(j)(m) Delayed Draw Term Loan 08/07/14	3.570%	13,758	9,734
Term Loan 08/07/14	3.570%	131,982	93,377
Telesat Canada Tranche B2 Term Loan(j)(m) 03/28/19	3.500%	272,255	272,029
Total			647,019
Wirelines 0.1%
Alaska Communications Systems Holdings, Inc. Term Loan(j)(m) 10/21/16	6.000%	403,444	398,401

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Integra Telecom Holdings, Inc. Tranche B Term Loan(j)(m) 02/22/19	5.250%	249,375	249,250
Windstream Corp. Tranche B3 Term Loan(j)(m) 08/08/19	4.000%	247,500	248,079
Zayo Group LLC Term Loan(j)(m) 07/02/19	4.500%	322,550	322,010
Total			1,217,740
Total Senior Loans (Cost: $76,287,730)			76,057,054
Common Stocks —%

Issuer	Shares	Value ($)
Financials —%
Real Estate Investment Trusts (REITs) —%
Fairlane Management Corp.(d)(f)(g)	2,000	—
Total Financials		—
Total Common Stocks (Cost: $—)		—
Warrants —%
Energy —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(d)	1,854	111,240
Total Warrants (Cost: $75,031)		111,240

Treasury Bills(a) 0.4%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares		Value ($)
Norway Treasury Bills 03/19/14	1.510%	NOK	4,667,165	4,478,254
Total Treasury Bills (Cost: $4,667,165)				4,478,254

Money Market Funds 5.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(o)(p)	64,048,154	64,048,154
Total Money Market Funds (Cost: $64,048,154)		64,048,154
Total Investments (Cost: $1,120,324,422)		1,126,571,209
Other Assets & Liabilities, Net		(14,438,766)
Net Assets		1,112,142,443

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	July 10, 2013	15,680,000 (CZK)	798,822 (USD)	14,236	—
State Street Bank & Trust Company	July 10, 2013	23,200,000 (EUR)	30,386,459 (USD)	187,195	—
Standard Chartered Bank	July 16, 2013	3,481,280,000 (COP)	1,832,349 (USD)	23,511	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
State Street Bank & Trust Company	July 18, 2013	2,600,000 (GBP)	4,050,454 (USD)	96,428	—
Goldman, Sachs & Co.	July 24, 2013	10,600,000 (EUR)	14,149,438 (USD)	350,703	—
Barclays Bank PLC	July 24, 2013	5,405,000 (GBP)	8,489,400 (USD)	269,933	—
Citigroup Global Markets Inc.	July 24, 2013	36,376,000 (SEK)	5,618,366 (USD)	196,926	—
Citigroup Global Markets Inc.	July 24, 2013	1,263,000 (SEK)	186,315 (USD)	—	(1,921)
Standard Chartered Bank	July 24, 2013	8,322,732 (USD)	7,779,000 (CHF)	—	(85,466)
Morgan Stanley	July 24, 2013	13,849,501 (USD)	85,140,000 (NOK)	155,995	—
HSBC Securities (USA), Inc.	July 24, 2013	5,759,945 (USD)	7,190,000 (NZD)	—	(197,123)
Cowen & Co., LLC	July 26, 2013	12,000,000 (CHF)	13,055,398 (USD)	348,245	—
Cowen & Co., LLC	July 26, 2013	1,336,000,000 (JPY)	14,034,719 (USD)	563,023	—
Citigroup Global Markets Inc.	July 26, 2013	2,131,845 (USD)	68,694,000 (RUB)	—	(47,730)
Total				2,206,195	(332,240)

Futures Contracts Outstanding at June 30, 2013

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 2-year	433	95,260,000	September 2013	—	(48,009)
U.S. Treasury Note, 5-year	(610)	(73,838,597)	September 2013	901,783	—
U.S. Treasury Note, 10-year	(1,622)	(205,284,375)	September 2013	3,838,611	—
U.S. Treasury Long Bond, 20-year	545	74,034,844	September 2013	—	(2,688,802)
U.S. Treasury Ultra Bond, 30-year	96	14,142,000	September 2013	—	(66,144)
Total				4,740,394	(2,802,956)

Credit Default Swap Contracts Outstanding at June 30, 2013
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Capital	Federative Republic of Brazil	September 20, 2014	1.470	400,000	(2,445)	—	(1,650)	—	(4,095)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $369,809,126 or 33.25% of net assets.

(c)  Represents a security purchased on a when-issued or delayed delivery basis.

(d)  Non-income producing.

(e)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2013 was $160,990, representing 0.01% of net assets. Information concerning such security holdings at June 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians Revenue Bonds Series 2004 10/01/11 13.000%	10/4/2004	350,000
Six Flags, Inc. 06/01/14 9.625%	5/7/2010	—

(f)  Negligible market value.

(g)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2013, the value of these securities amounted to $2,684,555, which represents 0.20% of net assets.

(h)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(j)  Variable rate security.

(k)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2013, the value of these securities amounted to $509,321, which represents 0.05% of net assets.

(l)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At June 30, 2013, the value of these securities amounted to $160,990 or 0.01% of net assets.

(m)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(o)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(p)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	61,678,259	188,880,515	(186,510,620)	64,048,154	39,778	64,048,154

(q)  At June 30, 2013, investments in securities included securities valued at $1,456,149 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

PIK  Payment-in-Kind

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CHF  Swiss Franc

COP  Colombian Peso

CZK  Czech Koruna

EUR  Euro

GBP  British Pound

IDR  Indonesian Rupiah

JPY  Japanese Yen

MXN  Mexican Peso

NOK  Norwegian Krone

NZD  New Zealand Dollar

PEN  Peru Nuevos Soles

PLN  Polish Zloty

RON  Romania, New Lei

RUB  Russian Rouble

SEK  Swedish Krona

USD  US Dollar

UYU  Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	548,388,503	—	548,388,503
Residential Mortgage-Backed Securities — Agency	—	90,917,703	—	90,917,703
Residential Mortgage-Backed Securities — Non-Agency	—	33,391,698	18,407,198	51,798,896
Commercial Mortgage-Backed Securities — Non-Agency	—	10,046,089	—	10,046,089
Asset-Backed Securities — Non-Agency	—	5,287,995	—	5,287,995
Inflation-Indexed Bonds	—	20,630,200	—	20,630,200
U.S. Treasury Obligations	27,192,813	—	—	27,192,813
Foreign Government Obligations	—	227,453,318	—	227,453,318
Municipal Bonds	—	160,990	—	160,990
Total Bonds	27,192,813	936,276,496	18,407,198	981,876,507
Senior Loans
Building Materials	—	591,751	249,186	840,937
Chemicals	—	4,718,561	510,000	5,228,561
Consumer Cyclical Services	—	2,168,353	199,000	2,367,353
Diversified Manufacturing	—	2,572,946	367,500	2,940,446
Gaming	—	2,890,820	959,091	3,849,911
Other industry	—	167,875	593,695	761,570
Retailers	—	7,174,445	174,885	7,349,330
Technology	—	6,504,665	761,438	7,266,103
Transportation Services	—	172,286	242,500	414,786
Wireless	—	543,908	103,111	647,019
All other industries	—	44,391,038	—	44,391,038
Total Senior Loans	—	71,896,648	4,160,406	76,057,054
Equity Securities
Common Stocks
Financials	—	—	—	—
Warrants
Energy	—	111,240	—	111,240
Total Equity Securities	—	111,240	—	111,240
Short-Term Securities
Treasury Bills	—	4,478,254	—	4,478,254
Total Short-Term Securities	—	4,478,254	—	4,478,254

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Other
Money Market Funds	64,048,154	—	—	64,048,154
Total Other	64,048,154	—	—	64,048,154
Investments in Securities	91,240,967	1,012,762,638	22,567,604	1,126,571,209
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,206,195	—	2,206,195
Futures Contracts	4,740,394	—	—	4,740,394
Liabilities
Forward Foreign Currency Exchange Contracts	—	(332,240)	—	(332,240)
Futures Contracts	(2,802,956)	—	—	(2,802,956)
Swap Contracts	—	(4,095)	—	(4,095)
Total	93,178,405	1,014,632,498	22,567,604	1,130,378,507

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities — Non Agency ($)	Senior Loans ($)	Total ($)
Balance as of December 31, 2012	29,066,288	2,882,129	31,948,417
Accrued discounts/premiums	1,198	(4,514)	(3,316)
Realized gain (loss)	20,107	(821,432)	(801,325)
Change in unrealized appreciation (depreciation)(a)	(219,111)	(46,995)	(266,106)
Sales	(7,796,019)	(850,082)	(8,646,101)
Purchases	8,635,826	943,314	9,579,140
Transfers into Level 3	—	2,786,491	2,786,491
Transfers out of Level 3	(11,301,091)	(728,505)	(12,029,596)
Balance as of June 30, 2013	18,407,198	4,160,406	22,567,604

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2013 was $(236,151), which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(210,283) and Senior Loans of $(25,868).

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Signficant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Financial Assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end, June 30, 2013.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervison of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,056,276,268)	$1,062,523,055
Affiliated issuers (identified cost $64,048,154)	64,048,154
Total investments (identified cost $1,120,324,422)	1,126,571,209
Cash	732,209
Foreign currency (identified cost $858,490)	869,961
Unrealized appreciation on forward foreign currency exchange contracts	2,206,195
Receivable for:
Investments sold	42,001,548
Investments sold on a delayed delivery basis	9,729,245
Capital shares sold	225,803
Dividends	4,924
Interest	12,944,660
Reclaims	213,213
Variation margin	305,282
Trustees' deferred compensation plan	34,257
Total assets	1,195,838,506
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	332,240
Unrealized depreciation on swap contracts	4,095
Payable for:
Investments purchased	31,715,182
Investments purchased on a delayed delivery basis	50,949,433
Capital shares purchased	31,135
Investment management fees	452,892
Distribution and/or service fees	7,659
Transfer agent fees	51,646
Administration fees	57,400
Compensation of board members	7,966
Chief compliance officer expenses	236
Other expenses	51,922
Trustees' deferred compensation plan	34,257
Total liabilities	83,696,063
Net assets applicable to outstanding capital stock	$1,112,142,443

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

Represented by
Paid-in capital	$1,001,026,753
Undistributed net investment income	65,509,637
Accumulated net realized gain	35,575,729
Unrealized appreciation (depreciation) on:
Investments	6,246,787
Foreign currency translations	(23,761)
Forward foreign currency exchange contracts	1,873,955
Futures contracts	1,937,438
Swap contracts	(4,095)
Total — representing net assets applicable to outstanding capital stock	$1,112,142,443
Class 1
Net assets	$1,072,640,997
Shares outstanding	116,758,824
Net asset value per share	$9.19
Class 2
Net assets	$39,501,446
Shares outstanding	4,326,527
Net asset value per share	$9.13

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$39,778
Interest	26,417,997
Foreign taxes withheld	(35,120)
Total income	26,422,655
Expenses:
Investment management fees	2,817,046
Distribution and/or service fees
Class 2	48,185
Transfer agent fees
Class 1	309,487
Class 2	11,564
Administration fees	357,835
Compensation of board members	23,370
Custodian fees	38,630
Printing and postage fees	14,487
Professional fees	29,298
Chief compliance officer expenses	406
Other	3,965
Total expenses	3,654,273
Net investment income	22,768,382
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	15,059,501
Foreign currency translations	(70,930)
Forward foreign currency exchange contracts	(4,882,168)
Futures contracts	2,963,293
Swap contracts	(2,956)
Net realized gain	13,066,740
Net change in unrealized appreciation (depreciation) on:
Investments	(64,237,712)
Foreign currency translations	(141,121)
Forward sale commitments	15,781
Forward foreign currency exchange contracts	2,604,902
Futures contracts	2,192,236
Swap contracts	4,411
Foreign capital gains tax	51,074
Net change in unrealized appreciation (depreciation)	(59,510,429)
Net realized and unrealized loss	(46,443,689)
Net decrease in net assets from operations	$(23,675,307)
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income	$22,768,382	$49,761,332
Net realized gain	13,066,740	33,358,405
Net change in unrealized appreciation (depreciation)	(59,510,429)	39,346,324
Net increase (decrease) in net assets resulting from operations	(23,675,307)	122,466,061
Distributions to shareholders
Net investment income
Class 1	—	(44,227,829)
Class 2	—	(1,426,041)
Total distributions to shareholders	—	(45,653,870)
Increase (decrease) in net assets from capital stock activity	87,246,665	(103,685,110)
Total increase (decrease) in net assets	63,571,358	(26,872,919)
Net assets at beginning of period	1,048,571,085	1,075,444,004
Net assets at end of period	$1,112,142,443	$1,048,571,085
Undistributed net investment income	$65,509,637	$42,741,255

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	12,795,067	120,985,177	6,574,480	60,260,840
Distributions reinvested	—	—	4,880,221	44,227,829
Redemptions	(3,894,749)	(36,602,089)	(23,199,281)	(212,421,581)
Net increase (decrease)	8,900,318	84,383,088	(11,744,580)	(107,932,912)
Class 2 shares
Subscriptions	644,364	6,051,267	1,239,710	11,286,103
Distributions reinvested	—	—	157,804	1,426,041
Redemptions	(339,999)	(3,187,690)	(928,934)	(8,464,342)
Net increase	304,365	2,863,577	468,580	4,247,802
Total net increase (decrease)	9,204,683	87,246,665	(11,276,000)	(103,685,110)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$9.37		$8.73		$8.83		$8.60		$8.01		$9.47
Income from investment operations:
Net investment income	0.20		0.42		0.45		0.47		0.51		0.53
Net realized and unrealized gain (loss)	(0.38)		0.63		0.13	(a)	0.40		1.04		(1.21)
Total from investment operations	(0.18)		1.05		0.58		0.87		1.55		(0.68)
Less distributions to shareholders:
Net investment income	—		(0.41)		(0.68)		(0.64)		(0.96)		(0.78)
Total distributions to shareholders	—		(0.41)		(0.68)		(0.64)		(0.96)		(0.78)
Net asset value, end of period	$9.19		$9.37		$8.73		$8.83		$8.60		$8.01
Total return	(1.92%)		12.25%		6.80%		10.43%		20.40%		(7.81%)
Ratios to average net assets(b)
Total gross expenses	0.67	%(c)	0.67%		0.68%		0.98%		0.90%		0.84%
Total net expenses(d)	0.67	%(c)	0.65%		0.58	%(e)	0.65	%(e)	0.65	%(e)	0.84	%(e)
Net investment income	4.26	%(c)	4.63%		5.22%		5.34%		6.11%		5.89%
Supplemental data
Net assets, end of period (in thousands)	$1,072,641		$1,011,055		$1,044,575		$37,602		$39,774		$37,407
Portfolio turnover	84	%(f)	112	%(f)	95	%(f)	78%		50	%(g)	28	%(g)

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 63% for the six months ended June 30, 2013 and 74% and 82% for the years ended December 31, 2012 and 2011, respectively.

(g)  Excludes mortgage dollar rolls.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$9.33		$8.69		$8.79		$8.56		$7.98		$9.43
Income from investment operations:
Net investment income	0.18		0.40		0.43		0.44		0.49		0.51
Net realized and unrealized gain (loss)	(0.38)		0.62		0.13	(a)	0.41		1.03		(1.19)
Total from investment operations	(0.20)		1.02		0.56		0.85		1.52		(0.68)
Less distributions to shareholders:
Net investment income	—		(0.38)		(0.66)		(0.62)		(0.94)		(0.77)
Total distributions to shareholders	—		(0.38)		(0.66)		(0.62)		(0.94)		(0.77)
Net asset value, end of period	$9.13		$9.33		$8.69		$8.79		$8.56		$7.98
Total return	(2.14%)		11.96%		6.56%		10.21%		20.14%		(7.92%)
Ratios to average net assets(b)
Total gross expenses	0.92	%(c)	0.93%		1.08%		1.23%		1.15%		1.09%
Total net expenses(d)	0.92	%(c)	0.90%		0.91	%(e)	0.90	%(e)	0.90	%(e)	1.00	%(e)
Net investment income	4.01	%(c)	4.36%		5.01%		5.09%		5.87%		5.73%
Supplemental data
Net assets, end of period (in thousands)	$39,501		$37,516		$30,869		$27,747		$30,755		$33,737
Portfolio turnover	84	%(f)	112	%(f)	95	%(f)	78%		50	%(g)	28	%(g)

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 63% for the six months ended June 30, 2013 and 74% and 82% for the years ended December 31, 2012 and 2011, respectively.

(g)  Excludes mortgage dollar rolls.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Strategic Income Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund and the amount of any initial margin held by the counterparty. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. With exchange traded purchased options and futures and centrally cleared swap contracts, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded futures and options and centrally cleared swap contracts with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits on futures contracts. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. In the event of a bankruptcy or insolvency of a futures commission merchant that holds the margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, resulting in a loss. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased option contracts to manage duration and yield curve exposure. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Swap Contracts

Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the CCP) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statements of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contacts, the Fund has minimal credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to a single issuer of debt securities. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Offsetting of Derivative Assets and Derivative Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2013:

			Net Amounts of	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	2,206,195	—	2,206,195	73,163	—	—	2,133,032
			Net Amounts of	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	332,240	—	332,240	73,163	—	—	259,077
Swap Contracts	4,095	—	4,095	—	—	—	4,095
Total	336,335	—	336,335	73,163	—	—	263,172

(a)  Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)  Represents the net amount due from counterparties in the event of default.

(c)  Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d)  Represents the net amount due to counterparties in the event of default.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,206,195
Interest rate risk	Net assets — unrealized appreciation on futures contracts	4,740,394	*
Total		6,946,589
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Unrealized depreciation on swap contracts	4,095
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	332,240
Interest rate risk	Net assets — unrealized depreciation on futures contracts	2,802,956	*
Total		3,139,291

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	(2,956)	(2,956)
Foreign exchange risk	(4,882,168)	—	—	—	(4,882,168)
Interest rate risk	—	2,963,293	454,971	—	3,418,264
Total	(4,882,168)	2,963,293	454,971	(2,956)	(1,466,860)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	4,411	4,411
Foreign exchange risk	2,604,902	—	—	—	2,604,902
Interest rate risk	—	2,192,236	143,674	—	2,335,910
Total	2,604,902	2,192,236	143,674	4,411	4,945,223

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	244
Futures contracts	10,854
Options contracts	1,000
Derivative Instrument	Aggregate Notional Opened ($)
Credit default swap contracts — buy protection	—

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager's ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Investments in Loans

The Fund may invest in loan participations and assignments of all or a portion of a loan. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce their rights only through an administrative agent. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have their interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Interest Only Securities

The Fund may invest in Interest Only Securities (IOs). IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. The Fund may also invest in stripped mortgage-backed securities. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO. As a result of the prepayments the daily interest accrual factor is adjusted periodically (typically, each month) to reflect the paydown of principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer or credit enhanced defaults on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts (variable subaccounts or variable accounts) are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the next calculated net asset value after the distribution is paid.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.530% to 0.353% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.526% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	May 1, 2013 through April 30, 2014	Prior to May 1, 2013
Class 1	0.72%	0.71%
Class 2	0.97	0.96

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the cost of investments for federal income tax purposes was approximately $1,120,324,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$30,192,000
Unrealized depreciation	(23,945,000)
Net unrealized appreciation	$6,247,000

The following capital loss carryforward, determined as of December 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$3,902,482

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $987,898,952 and $868,901,195, respectively, for the six months ended June 30, 2013, of which $325,411,831 and $354,326,346, respectively, were U.S. government securities.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2013 affiliated shareholder accounts owned 94.0% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 9. Significant Risks

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Low and Below Investment Grade (High-Yield) Securities Risk

Securities with the lowest investment grade rating, securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC,

which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Board Consideration and Approval of
Advisory Agreement

On June 14, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Variable Portfolio — Strategic Income Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds, determined to be comparable to the Fund by the independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2012, the Fund's performance was in the thirty-ninth, twenty-fifth and fortieth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund supported the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total expense ratio are ranked in the fourth and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Board Consideration and Approval of
Advisory Agreement (continued)

profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2012 to profitability levels realized in 2011. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013

Columbia Variable Portfolio — Strategic Income Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1525 D (8/13)

Semiannual Report

June 30, 2013

Columbia Variable Portfolio — Small Company
Growth Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Small Company Growth Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	18
Board Consideration and Approval of Advisory Agreement	23
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio — Small Company Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Small Company Growth Fund (the Fund) Class 1 shares returned 15.11% for the six months ended June 30, 2013.

>  The Fund underperformed its benchmark, the Russell 2000 Growth Index, which returned 17.44% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	01/01/89	15.11	19.25	5.22	7.66
Class 2	06/01/00	14.89	18.83	4.93	7.47
Russell 2000 Growth Index		17.44	23.67	8.89	9.62

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Variable Portfolio — Small Company Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Domino's Pizza, Inc.	2.1
Align Technology, Inc.	1.8
OpenTable, Inc.	1.7
HMS Holdings Corp.	1.7
Eagle Materials, Inc.	1.6
HomeAway, Inc.	1.6
LifeLock, Inc.	1.5
Aspen Technology, Inc.	1.5
Brookdale Senior Living, Inc.	1.5
CoStar Group, Inc.	1.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	96.5
Consumer Discretionary	17.8
Consumer Staples	2.4
Energy	5.5
Financials	8.0
Health Care	21.3
Industrials	14.2
Information Technology	22.8
Materials	2.4
Telecommunication Services	1.4
Utilities	0.7
Warrants	0.0	(a)
Money Market Funds	3.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to less than 0.1%.

Portfolio Management

Wayne Collette, CFA

George Myers, CFA

Lawrence Lin, CFA

Brian Neigut

Semiannual Report 2013
3

Columbia Variable Portfolio — Small Company Growth Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,151.10	1,019.76	5.12	4.80	0.97
Class 2	1,000.00	1,000.00	1,148.90	1,018.54	6.43	6.04	1.22

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Variable Portfolio — Small Company Growth Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.3%

Issuer	Shares	Value ($)
Consumer Discretionary 17.7%
Diversified Consumer Services 2.0%
Coinstar, Inc.	2,910	170,730
LifeLock, Inc.(a)	43,662	511,282
Total		682,012
Hotels, Restaurants & Leisure 3.7%
Bloomin' Brands, Inc.(a)	7,366	183,266
Domino's Pizza, Inc.	11,952	695,009
Six Flags Entertainment Corp.	11,250	395,550
Total		1,273,825
Household Durables 0.6%
Standard Pacific Corp.(a)	24,386	203,135
Internet & Catalog Retail 1.5%
HomeAway, Inc.(a)	16,517	534,160
Leisure Equipment & Products 0.6%
Brunswick Corp.	6,704	214,193
Media 2.7%
IMAX Corp.(a)	10,160	252,578
National CineMedia, Inc.	6,895	116,456
Nexstar Broadcasting Group, Inc., Class A	8,538	302,757
Sinclair Broadcast Group, Inc., Class A	8,550	251,199
Total		922,990
Specialty Retail 4.5%
Cabela's, Inc.(a)	2,874	186,120
Conn's, Inc.(a)	5,762	298,241
Lumber Liquidators Holdings, Inc.(a)	4,780	372,219
Pier 1 Imports, Inc.	11,621	272,977
Tile Shop Holdings, Inc.(a)	12,848	372,078
Vitamin Shoppe, Inc.(a)	1,534	68,785
Total		1,570,420
Textiles, Apparel & Luxury Goods 2.1%
Fifth & Pacific Companies, Inc.(a)	20,504	458,059
Tumi Holdings, Inc.(a)	11,684	280,416
Total		738,475
Total Consumer Discretionary		6,139,210
Consumer Staples 2.4%
Food & Staples Retailing 0.4%
Susser Holdings Corp.(a)	2,898	138,756

Common Stocks (continued)

Issuer	Shares	Value ($)
Food Products 0.7%
TreeHouse Foods, Inc.(a)	3,520	230,701
Personal Products 1.3%
Elizabeth Arden, Inc.(a)	10,107	455,523
Total Consumer Staples		824,980
Energy 5.4%
Energy Equipment & Services 0.9%
Dril-Quip, Inc.(a)	2,091	188,796
Forum Energy Technologies, Inc.(a)	4,553	138,548
Total		327,344
Oil, Gas & Consumable Fuels 4.5%
Carrizo Oil & Gas, Inc.(a)	8,437	239,020
Energy XXI Bermuda Ltd.	9,584	212,573
Gulfport Energy Corp.(a)	4,732	222,735
Oasis Petroleum, Inc.(a)	10,502	408,213
PDC Energy, Inc.(a)	2,437	125,457
Western Refining, Inc.	5,750	161,402
World Fuel Services Corp.	4,670	186,707
Total		1,556,107
Total Energy		1,883,451
Financials 8.0%
Capital Markets 0.5%
WisdomTree Investments, Inc.(a)	14,696	170,033
Commercial Banks 1.5%
BankUnited, Inc.	7,335	190,783
Signature Bank(a)	3,790	314,646
Total		505,429
Consumer Finance 1.9%
DFC Global Corp.(a)	12,199	168,468
Portfolio Recovery Associates, Inc.(a)	3,158	485,164
Total		653,632
Real Estate Investment Trusts (REITs) 3.4%
DiamondRock Hospitality Co.	38,270	356,676
Omega Healthcare Investors, Inc.	9,537	295,838
Redwood Trust, Inc.	10,341	175,797
Summit Hotel Properties, Inc.	23,702	223,984
Tanger Factory Outlet Centers	3,992	133,572
Total		1,185,867

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Variable Portfolio — Small Company Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.7%
Radian Group, Inc.	22,392	260,195
Total Financials		2,775,156
Health Care 21.3%
Biotechnology 7.2%
Alkermes PLC(a)	7,085	203,198
Alnylam Pharmaceuticals, Inc.(a)	11,449	355,033
Ariad Pharmaceuticals, Inc.(a)	17,543	306,827
Astex Pharmaceuticals(a)	24,980	102,668
Bluebird Bio, Inc.(a)	6,905	172,418
Infinity Pharmaceuticals, Inc.(a)	12,285	199,631
Keryx Biopharmaceuticals, Inc.(a)	17,044	127,319
Onyx Pharmaceuticals, Inc.(a)	2,441	211,928
Pharmacyclics, Inc.(a)	1,720	136,688
Prosensa Holding BV	8,012	154,231
Puma Biotechnology, Inc.(a)	2,629	116,649
Sarepta Therapeutics, Inc.(a)	3,709	141,127
TESARO, Inc.(a)	8,380	274,361
Total		2,502,078
Health Care Equipment & Supplies 5.4%
Align Technology, Inc.(a)	16,497	611,049
Cerus Corp.(a)	31,825	140,667
Endologix, Inc.(a)	9,090	120,715
HeartWare International, Inc.(a)	3,394	322,803
Insulet Corp.(a)	10,691	335,804
NxStage Medical, Inc.(a)	22,180	316,731
Total		1,847,769
Health Care Providers & Services 3.3%
Air Methods Corp.	9,485	321,352
Brookdale Senior Living, Inc.(a)	19,095	504,872
IPC The Hospitalist Co., Inc.(a)	5,840	299,942
Total		1,126,166
Health Care Technology 2.9%
athenahealth, Inc.(a)	2,757	233,573
HMS Holdings Corp.(a)	24,344	567,215
Vocera Communications, Inc.(a)	14,416	211,915
Total		1,012,703
Life Sciences Tools & Services 1.2%
ICON PLC(a)	11,859	420,164

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 1.3%
Impax Laboratories, Inc.(a)	13,783	274,971
Jazz Pharmaceuticals PLC(a)	2,620	180,073
Total		455,044
Total Health Care		7,363,924
Industrials 14.2%
Airlines 1.7%
Alaska Air Group, Inc.(a)	3,786	196,872
U.S. Airways Group, Inc.(a)	24,079	395,377
Total		592,249
Building Products 0.7%
USG Corp.(a)	11,059	254,910
Commercial Services & Supplies 0.6%
Tetra Tech, Inc.(a)	8,545	200,893
Electrical Equipment 1.7%
Acuity Brands, Inc.	6,125	462,560
Regal-Beloit Corp.	2,129	138,044
Total		600,604
Machinery 0.6%
Chart Industries, Inc.(a)	2,205	207,469
Marine 0.9%
Costamare, Inc.	17,075	294,202
Professional Services 2.1%
Advisory Board Co. (The)(a)	3,237	176,902
TrueBlue, Inc.(a)	8,612	181,283
Wageworks, Inc.(a)	10,608	365,445
Total		723,630
Road & Rail 3.2%
Avis Budget Group, Inc.(a)	9,715	279,306
Landstar System, Inc.	3,900	200,850
Roadrunner Transportation Systems, Inc.(a)	13,288	369,938
Werner Enterprises, Inc.	10,973	265,218
Total		1,115,312
Trading Companies & Distributors 2.7%
TAL International Group, Inc.	7,891	343,811
Titan Machinery, Inc.(a)	11,085	217,598
United Rentals, Inc.(a)	7,127	355,709
Total		917,118
Total Industrials		4,906,387

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Variable Portfolio — Small Company Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 22.9%
Communications Equipment 0.6%
Ciena Corp.(a)	10,585	205,561
Electronic Equipment, Instruments & Components 2.9%
Cognex Corp.	5,295	239,440
FEI Co.	4,540	331,375
OSI Systems, Inc.(a)	4,736	305,093
Universal Display Corp.(a)	4,637	130,346
Total		1,006,254
Internet Software & Services 7.6%
Cornerstone OnDemand, Inc.(a)	5,582	241,645
CoStar Group, Inc.(a)	3,893	502,469
OpenTable, Inc.(a)	8,900	569,155
Pandora Media, Inc.(a)	15,455	284,372
Shutterstock, Inc.(a)	3,875	216,147
Trulia, Inc.(a)	10,809	336,052
Yelp, Inc.(a)	13,841	481,252
Total		2,631,092
IT Services 1.8%
Cardtronics, Inc.(a)	6,438	177,689
MAXIMUS, Inc.	2,320	172,794
WEX, Inc.(a)	3,459	265,305
Total		615,788
Semiconductors & Semiconductor Equipment 0.4%
Silicon Laboratories, Inc.(a)	3,080	127,543
Software 9.6%
Aspen Technology, Inc.(a)	17,592	506,473
CommVault Systems, Inc.(a)	6,312	479,018
Guidewire Software, Inc.(a)	6,808	286,276
Imperva, Inc.(a)	4,592	206,824
Infoblox, Inc.(a)	7,427	217,314
Proofpoint, Inc.(a)	7,690	186,329
QLIK Technologies, Inc.(a)	8,296	234,528
Rovi Corp.(a)	4,204	96,019
Splunk, Inc.(a)	6,016	278,902
TiVo, Inc.(a)	24,917	275,333
Tyler Technologies, Inc.(a)	3,017	206,815
Ultimate Software Group, Inc.(a)	3,121	366,062
Total		3,339,893
Total Information Technology		7,926,131

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 2.4%
Chemicals 0.8%
Axiall Corp.	6,591	280,645
Construction Materials 1.6%
Eagle Materials, Inc.	8,147	539,902
Total Materials		820,547
Telecommunication Services 1.3%
Diversified Telecommunication Services 1.3%
Cogent Communications Group, Inc.	16,643	468,500
Total Telecommunication Services		468,500
Utilities 0.7%
Electric Utilities 0.7%
UIL Holdings Corp.	5,999	229,462
Total Utilities		229,462
Total Common Stocks (Cost: $27,091,874)		33,337,748

Warrants —%

Energy —%
Oil, Gas & Consumable Fuels —%
Magnum Hunter Resources Corp.(a)(b)(c)	4,820	—
Total Energy		—
Total Warrants (Cost: $4,154)		—

Money Market Funds 3.5%

Columbia Short-Term Cash Fund, 0.106%(d)(e)	1,214,735	1,214,735
Total Money Market Funds (Cost: $1,214,735)		1,214,735
Total Investments (Cost: $28,310,763)		34,552,483
Other Assets & Liabilities, Net		54,137
Net Assets		34,606,620

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Variable Portfolio — Small Company Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2013 was less than $1, representing less than 0.01% of net assets. Information concerning such security holdings at June 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Magnum Hunter Resources Corp. Warrants	03/07/11 - 06/29/11	4,154

(c)  Negligible market value.

(d)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	598,391	6,848,857	(6,232,513)	—	1,214,735	370	1,214,735

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Variable Portfolio — Small Company Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)		Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	6,139,210	—		—	6,139,210
Consumer Staples	824,980	—		—	824,980
Energy	1,883,451	—		—	1,883,451
Financials	2,775,156	—		—	2,775,156
Health Care	7,363,924	—		—	7,363,924
Industrials	4,906,387	—		—	4,906,387
Information Technology	7,926,131	—		—	7,926,131
Materials	820,547	—		—	820,547
Telecommunication Services	468,500	—		—	468,500
Utilities	229,462	—		—	229,462
Warrants
Energy	—	—	(a)	—	—
Total Equity Securities	33,337,748	—		—	33,337,748
Other
Money Market Funds	1,214,735	—		—	1,214,735
Total Other	1,214,735	—		—	1,214,735
Total	34,552,483	—		—	34,552,483

(a) Negligible market value.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Variable Portfolio — Small Company Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Variable Portfolio — Small Company Growth Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $27,096,028)	$33,337,748
Affiliated issuers (identified cost $1,214,735)	1,214,735
Total investments (identified cost $28,310,763)	34,552,483
Receivable for:
Investments sold	505,877
Capital shares sold	1,459
Dividends	8,421
Expense reimbursement due from Investment Manager	5,914
Trustees' deferred compensation plan	21,866
Total assets	35,096,020
Liabilities
Payable for:
Investments purchased	354,247
Capital shares purchased	40,406
Investment management fees	21,051
Distribution and/or service fees	94
Transfer agent fees	1,599
Administration fees	2,132
Compensation of board members	23,170
Chief compliance officer expenses	8
Other expenses	24,827
Trustees' deferred compensation plan	21,866
Total liabilities	489,400
Net assets applicable to outstanding capital stock	$34,606,620
Represented by
Paid-in capital	$34,154,738
Excess of distributions over net investment income	(101,704)
Accumulated net realized loss	(5,688,134)
Unrealized appreciation (depreciation) on:
Investments	6,241,720
Total — representing net assets applicable to outstanding capital stock	$34,606,620

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Variable Portfolio — Small Company Growth Fund

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

Class 1
Net assets	$34,112,797
Shares outstanding	2,284,774
Net asset value per share	$14.93
Class 2
Net assets	$493,823
Shares outstanding	33,860
Net asset value per share	$14.58

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Variable Portfolio — Small Company Growth Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$105,422
Dividends — affiliated issuers	370
Total income	105,792
Expenses:
Investment management fees	135,185
Distribution and/or service fees
Class 2	688
Transfer agent fees
Class 1	10,102
Class 2	165
Administration fees	13,690
Compensation of board members	11,798
Custodian fees	6,610
Printing and postage fees	13,467
Professional fees	10,310
Chief compliance officer expenses	13
Other	1,610
Total expenses	203,638
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(36,337)
Total net expenses	167,301
Net investment loss	(61,509)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,909,643
Foreign currency translations	(92)
Net realized gain	1,909,551
Net change in unrealized appreciation (depreciation) on:
Investments	3,027,363
Foreign currency translations	4
Net change in unrealized appreciation (depreciation)	3,027,367
Net realized and unrealized gain	4,936,918
Net increase in net assets resulting from operations	$4,875,409

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Small Company Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment loss	$(61,509)	$(54,797)
Net realized gain	1,909,551	3,493,444
Net change in unrealized appreciation (depreciation)	3,027,367	1,018,505
Net increase in net assets resulting from operations	4,875,409	4,457,152
Increase (decrease) in net assets from capital stock activity	(3,421,238)	(11,943,794)
Total increase (decrease) in net assets	1,454,171	(7,486,642)
Net assets at beginning of period	33,152,449	40,639,091
Net assets at end of period	$34,606,620	$33,152,449
Excess of distributions over net investment income	$(101,704)	$(40,195)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Small Company Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	20,949	303,666	86,897	1,103,590
Redemptions	(258,763)	(3,702,076)	(897,050)	(11,233,894)
Net decrease	(237,814)	(3,398,410)	(810,153)	(10,130,304)
Class 2 shares
Subscriptions	10,303	135,691	18,425	223,193
Redemptions	(11,002)	(158,519)	(165,356)	(2,036,683)
Net decrease	(699)	(22,828)	(146,931)	(1,813,490)
Total net decrease	(238,513)	(3,421,238)	(957,084)	(11,943,794)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Small Company Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010		2009		2008
Per share data
Net asset value, beginning of period	$12.97		$11.58	$12.26	$9.55		$7.60		$14.50
Income from investment operations:
Net investment loss	(0.02)		(0.02)	(0.08)	(0.06)		(0.03)		(0.04)
Net realized and unrealized gain (loss)	1.98		1.41	(0.60)	2.77		1.98		(5.37)
Total from investment operations	1.96		1.39	(0.68)	2.71		1.95		(5.41)
Less distributions to shareholders:
Net realized gains	—		—	—	—		—		(1.49)
Total distributions to shareholders	—		—	—	—		—		(1.49)
Net asset value, end of period	$14.93		$12.97	$11.58	$12.26		$9.55		$7.60
Total return	15.11%		12.00%	(5.55%)	28.38%		25.66%		(40.82%)
Ratios to average net assets(a)
Total gross expenses	1.19	%(b)	1.12%	1.21%	1.01%		1.09%		0.91%
Total net expenses(c)	0.97	%(b)	0.99%	0.98%	0.90	%(d)	0.80	%(d)	0.80	%(d)
Net investment loss	(0.36	%)(b)	(0.13%)	(0.66%)	(0.55%)		(0.33%)		(0.37%)
Supplemental data
Net assets, end of period (in thousands)	$34,113		$32,714	$38,578	$50,324		$45,884		$43,436
Portfolio turnover	51%		116%	106%	134%		112%		135%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Small Company Growth Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010		2009		2008
Per share data
Net asset value, beginning of period	$12.69		$11.36	$12.06	$9.42		$7.52		$14.35
Income from investment operations:
Net investment loss	(0.04)		(0.05)	(0.11)	(0.08)		(0.05)		(0.05)
Net realized and unrealized gain (loss)	1.93		1.38	(0.59)	2.72		1.95		(5.33)
Total from investment operations	1.89		1.33	(0.70)	2.64		1.90		(5.38)
Less distributions to shareholders:
Net realized gains	—		—	—	—		—		(1.45)
Total distributions to shareholders	—		—	—	—		—		(1.45)
Net asset value, end of period	$14.58		$12.69	$11.36	$12.06		$9.42		$7.52
Total return	14.89%		11.71%	(5.80%)	28.03%		25.27%		(40.93%)
Ratios to average net assets(a)
Total gross expenses	1.44	%(b)	1.42%	1.47%	1.26%		1.34%		1.16%
Total net expenses(c)	1.22	%(b)	1.24%	1.23%	1.15	%(d)	1.05	%(d)	1.05	%(d)
Net investment loss	(0.60	%)(b)	(0.44%)	(0.91%)	(0.81%)		(0.53%)		(0.54%)
Supplemental data
Net assets, end of period (in thousands)	$494		$438	$2,061	$2,316		$1,251		$148
Portfolio turnover	51%		116%	106%	134%		112%		135%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Small Company Growth Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Small Company Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the

NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains

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Columbia Variable Portfolio — Small Company Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

(losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts (variable subaccounts or variable accounts) are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the next calculated net asset value after the distribution is paid.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

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Columbia Variable Portfolio — Small Company Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.79% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	May 1, 2013 through April 30, 2014	Prior to May 1, 2013
Class 1	0.96%	0.98%
Class 2	1.21	1.23

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

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Columbia Variable Portfolio — Small Company Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

At June 30, 2013, the cost of investments for federal income tax purposes was approximately $28,311,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,972,000
Unrealized depreciation	(771,000)
Net unrealized appreciation	$6,201,000

The following capital loss carryforward, determined as of December 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$7,443,781

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $17,320,870 and $21,771,904, respectively, for the six months ended June 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2013, two unaffiliated shareholder accounts owned an aggregate of 78.7% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 9. Significant Risks

Health Care Sector Risk

The Fund's portfolio managers may invest significantly in issuers operating in the health care sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Information Technology Sector Risk

The Fund's portfolio managers may invest significantly in issuers operating in the information technology sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota

Semiannual Report 2013
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Columbia Variable Portfolio — Small Company Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
22

Columbia Variable Portfolio — Small Company Growth Fund

Board Consideration and Approval of
Advisory Agreement

On June 14, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Variable Portfolio — Small Company Growth Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by the independent third-party data provider);

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2013
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Columbia Variable Portfolio — Small Company Growth Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2012, the Fund's performance was in the sixty-sixth, seventy-fourth and eighty-fifth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a

Semiannual Report 2013
24

Columbia Variable Portfolio — Small Company Growth Fund

Board Consideration and Approval of
Advisory Agreement (continued)

percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are ranked in the first and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2012 to profitability levels realized in 2011. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the

Semiannual Report 2013
25

Columbia Variable Portfolio — Small Company Growth Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

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Semiannual Report 2013
28

Columbia Variable Portfolio — Small Company Growth Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
29

Columbia Variable Portfolio — Small Company Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1510 D (8/13)

Semiannual Report

June 30, 2013

Columbia Variable Portfolio — Small Cap Value Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Small Cap Value Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	19
Board Consideration and Approval of Advisory Agreement	24
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio — Small Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Small Cap Value Fund (the Fund) Class 1 shares returned 14.41% for the six months ended June 30, 2013.

>  The Fund slightly outperformed its benchmark, the Russell 2000 Value Index, which returned 14.39% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/19/98	14.41	23.64	8.46	10.12
Class 2	06/01/00	14.39	23.44	8.29	9.94
Russell 2000 Value Index		14.39	24.76	8.59	9.30

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Variable Portfolio — Small Cap Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Greif, Inc., Class A	1.3
Pier 1 Imports, Inc.	1.0
Tidewater, Inc.	1.0
Dana Holding Corp.	1.0
FirstMerit Corp.	1.0
Colonial Properties Trust	0.9
LaSalle Hotel Properties	0.9
Esterline Technologies Corp.	0.9
Fresh Del Monte Produce, Inc.	0.9
Columbia Banking System, Inc.	0.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	97.7
Consumer Discretionary	10.4
Consumer Staples	3.4
Energy	7.4
Financials	31.4
Health Care	6.5
Industrials	14.3
Information Technology	11.2
Materials	5.2
Telecommunication Services	1.3
Utilities	6.6
Money Market Funds	2.3
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.
Portfolio Management

Jeremy Javidi, CFA

John Barrett, CFA

Semiannual Report 2013
3

Columbia Variable Portfolio — Small Cap Value Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,144.10	1,020.20	4.63	4.36	0.88
Class 2	1,000.00	1,000.00	1,143.90	1,019.47	5.41	5.10	1.03

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Variable Portfolio — Small Cap Value Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.5%

Issuer	Shares	Value ($)
Consumer Discretionary 10.4%
Auto Components 1.3%
Dana Holding Corp.	172,056	3,313,799
Gentherm, Inc.(a)	64,099	1,190,318
Total		4,504,117
Diversified Consumer Services 0.4%
Lincoln Educational Services Corp.	125,135	659,461
Universal Technical Institute, Inc.	70,641	729,722
Total		1,389,183
Hotels, Restaurants & Leisure 1.8%
Del Frisco's Restaurant Group(a)	51,578	1,104,285
Life Time Fitness, Inc.(a)	58,030	2,907,883
Red Robin Gourmet Burgers, Inc.(a)	36,024	1,987,804
Total		5,999,972
Household Durables 0.3%
Cavco Industries, Inc.(a)	19,686	993,159
Specialty Retail 4.2%
Children's Place Retail Stores, Inc. (The)(a)	18,660	1,022,568
Destination XL Group, Inc.(a)	149,159	945,668
Finish Line, Inc., Class A (The)	99,470	2,174,414
Haverty Furniture Companies, Inc.	59,422	1,367,300
Men's Wearhouse, Inc. (The)	20,102	760,861
Pier 1 Imports, Inc.	146,560	3,442,695
Select Comfort Corp.(a)	69,156	1,733,049
Shoe Carnival, Inc.	59,995	1,440,480
Stage Stores, Inc.	55,526	1,304,861
Total		14,191,896
Textiles, Apparel & Luxury Goods 2.4%
Crocs, Inc.(a)	108,350	1,787,775
Deckers Outdoor Corp.(a)	46,490	2,348,210
G-III Apparel Group Ltd.(a)	39,100	1,881,492
Steven Madden Ltd.(a)	46,580	2,253,540
Total		8,271,017
Total Consumer Discretionary		35,349,344
Consumer Staples 3.4%
Food & Staples Retailing 1.2%
Andersons, Inc. (The)	27,800	1,478,682
Harris Teeter Supermarkets, Inc.	56,910	2,666,802
Total		4,145,484

Common Stocks (continued)

Issuer	Shares	Value ($)
Food Products 1.9%
Chiquita Brands International, Inc.(a)	122,790	1,340,867
Darling International, Inc.(a)	110,610	2,063,983
Fresh Del Monte Produce, Inc.	106,179	2,960,270
Total		6,365,120
Personal Products 0.3%
Inter Parfums, Inc.	39,882	1,137,435
Total Consumer Staples		11,648,039
Energy 7.3%
Energy Equipment & Services 3.6%
Dawson Geophysical Co.(a)	34,802	1,282,802
Gulf Island Fabrication, Inc.	46,052	881,896
Newpark Resources, Inc.(a)	136,321	1,498,168
Patterson-UTI Energy, Inc.	95,990	1,857,886
Tesco Corp.(a)	81,220	1,076,165
Tetra Technologies, Inc.(a)	131,896	1,353,253
TGC Industries, Inc.	115,513	949,517
Tidewater, Inc.	60,013	3,418,940
Total		12,318,627
Oil, Gas & Consumable Fuels 3.7%
Bill Barrett Corp.(a)	88,520	1,789,875
Cloud Peak Energy, Inc.(a)	117,942	1,943,684
Energy XXI Bermuda Ltd.	128,360	2,847,025
Forest Oil Corp.(a)	337,770	1,381,479
Rex Energy Corp.(a)	75,010	1,318,676
Stone Energy Corp.(a)	88,494	1,949,523
VAALCO Energy, Inc.(a)	237,328	1,357,516
Total		12,587,778
Total Energy		24,906,405
Financials 31.3%
Capital Markets 0.7%
GFI Group, Inc.	242,337	947,537
INTL FCStone, Inc.(a)	78,935	1,377,416
Total		2,324,953
Commercial Banks 11.5%
Ameris Bancorp(a)	109,978	1,853,129
BancFirst Corp.	25,512	1,187,584
BankUnited, Inc.	80,003	2,080,878

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Variable Portfolio — Small Cap Value Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Banner Corp.	30,980	1,046,814
Bryn Mawr Bank Corp.	60,411	1,445,635
Chemical Financial Corp.	86,719	2,253,827
Columbia Banking System, Inc.	123,729	2,945,987
Community Trust Bancorp, Inc.	51,179	1,822,996
First Citizens BancShares Inc., Class A	6,938	1,332,443
First Commonwealth Financial Corp.	262,038	1,931,220
First Financial Corp.	60,749	1,882,612
FirstMerit Corp.	159,000	3,184,770
Glacier Bancorp, Inc.	125,790	2,791,280
Hancock Holding Co.	84,664	2,545,846
Hudson Valley Holding Corp.	37,732	640,689
Investors Bancorp, Inc.	94,443	1,990,858
Merchants Bancshares, Inc.	51,949	1,536,132
Northrim BanCorp, Inc.	65,510	1,584,687
Synovus Financial Corp.	401,828	1,173,338
Union First Market Bankshares Corp.	49,950	1,028,471
Washington Banking Co.	25,533	362,569
Wintrust Financial Corp.	64,257	2,459,758
Total		39,081,523
Consumer Finance 0.6%
Cash America International, Inc.	43,569	1,980,647
Diversified Financial Services 0.9%
Interactive Brokers Group, Inc., Class A	100,630	1,607,061
Pico Holdings, Inc.(a)	60,779	1,273,928
Total		2,880,989
Insurance 8.0%
Allied World Assurance Co. Holdings AG	23,750	2,173,362
American Equity Investment Life Holding Co.	129,709	2,036,431
Argo Group International Holdings Ltd.	48,853	2,070,879
Baldwin & Lyons, Inc., Class B	53,800	1,306,264
EMC Insurance Group, Inc.	63,285	1,661,864
Endurance Specialty Holdings Ltd.	42,700	2,196,915
FBL Financial Group, Inc., Class A	26,517	1,153,755
Hanover Insurance Group, Inc. (The)	48,895	2,392,432
Horace Mann Educators Corp.	76,530	1,865,801
Kemper Corp.	47,755	1,635,609
National Western Life Insurance Co., Class A	7,148	1,357,048

Common Stocks (continued)

Issuer	Shares	Value ($)
Navigators Group, Inc. (The)(a)	30,490	1,739,150
Safety Insurance Group, Inc.	33,106	1,605,972
Symetra Financial Corp.	157,785	2,522,982
United Fire Group, Inc.	61,450	1,525,804
Total		27,244,268
Real Estate Investment Trusts (REITs) 6.7%
Associated Estates Realty Corp.	83,239	1,338,483
Chesapeake Lodging Trust	91,153	1,895,071
Colonial Properties Trust	126,840	3,059,381
Cousins Properties, Inc.	184,791	1,866,389
LaSalle Hotel Properties	122,300	3,020,810
National Health Investors, Inc.	32,427	1,941,080
Potlatch Corp.	39,527	1,598,472
Sabra Health Care REIT, Inc.	64,570	1,685,923
Select Income REIT	60,700	1,702,028
Sunstone Hotel Investors, Inc.(a)	235,806	2,848,536
Terreno Realty Corp.	102,237	1,894,452
Total		22,850,625
Thrifts & Mortgage Finance 2.9%
Bank Mutual Corp.	259,441	1,463,247
BankFinancial Corp.	97,938	832,473
Brookline Bancorp, Inc.	171,062	1,484,818
Home Federal Bancorp, Inc.	105,790	1,347,765
Provident New York Bancorp	105,830	988,452
Washington Federal, Inc.	152,635	2,881,749
WSFS Financial Corp.	19,215	1,006,674
Total		10,005,178
Total Financials		106,368,183
Health Care 6.5%
Biotechnology 0.1%
Dynavax Technologies Corp.(a)	465,635	512,198
Health Care Equipment & Supplies 1.5%
Angiodynamics, Inc.(a)	71,435	805,787
CONMED Corp.	57,920	1,809,421
ICU Medical, Inc.(a)	19,056	1,373,175
Orthofix International NV(a)	35,437	953,255
Total		4,941,638

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Variable Portfolio — Small Cap Value Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Providers & Services 2.7%
Centene Corp.(a)	44,530	2,336,044
Chemed Corp.	26,583	1,925,407
Magellan Health Services, Inc.(a)	39,120	2,193,849
Molina Healthcare, Inc.(a)	53,810	2,000,656
Triple-S Management Corp., Class B(a)	40,970	879,626
Total		9,335,582
Health Care Technology 0.5%
Allscripts-Misys Healthcare Solutions, Inc.(a)	133,800	1,731,372
Pharmaceuticals 1.7%
Hi-Tech Pharmacal Co., Inc.	28,311	939,925
Impax Laboratories, Inc.(a)	104,630	2,087,369
Questcor Pharmaceuticals, Inc.	37,890	1,722,479
Supernus Pharmaceuticals, Inc.(a)	139,462	896,741
Total		5,646,514
Total Health Care		22,167,304
Industrials 14.3%
Aerospace & Defense 1.9%
AAR Corp.	55,375	1,217,143
Curtiss-Wright Corp.	56,240	2,084,254
Esterline Technologies Corp.(a)	41,020	2,965,336
Total		6,266,733
Airlines 0.4%
Hawaiian Holdings, Inc.(a)	227,880	1,392,347
Building Products 0.4%
Universal Forest Products, Inc.	31,700	1,265,464
Commercial Services & Supplies 2.3%
ACCO Brands Corp.(a)	155,061	986,188
Consolidated Graphics, Inc.(a)	27,216	1,279,424
Ennis, Inc.	52,892	914,503
Steelcase, Inc., Class A	145,800	2,125,764
Unifirst Corp.	25,990	2,371,587
Total		7,677,466
Construction & Engineering 0.4%
KHD Humboldt Wedag International AG	81,955	493,060
Layne Christensen Co.(a)	29,429	574,160
Sterling Construction Co., Inc.(a)	48,443	438,893
Total		1,506,113

Common Stocks (continued)

Issuer	Shares	Value ($)
Electrical Equipment 1.7%
Brady Corp., Class A	67,400	2,071,202
EnerSys, Inc.	53,532	2,625,209
GrafTech International Ltd.(a)	153,909	1,120,458
Total		5,816,869
Machinery 5.7%
Albany International Corp., Class A	60,663	2,000,666
Altra Holdings, Inc.	50,287	1,376,858
Briggs & Stratton Corp.	81,981	1,623,224
CIRCOR International, Inc.	29,889	1,520,154
Dynamic Materials Corp.	42,787	706,413
EnPro Industries, Inc.(a)	34,796	1,766,245
FreightCar America, Inc.	43,748	743,278
Gorman-Rupp Co.	21,181	674,403
ITT Corp.	46,840	1,377,564
Kadant, Inc.	38,877	1,172,919
LB Foster Co., Class A	36,969	1,595,952
Mueller Industries, Inc.	38,384	1,935,705
Titan International, Inc.	99,633	1,680,809
Twin Disc, Inc.	50,638	1,200,121
Total		19,374,311
Professional Services 0.4%
Korn/Ferry International(a)	77,924	1,460,296
Road & Rail 1.1%
Heartland Express, Inc.	108,233	1,501,192
Werner Enterprises, Inc.	90,808	2,194,829
Total		3,696,021
Total Industrials		48,455,620
Information Technology 11.2%
Communications Equipment 0.2%
Symmetricom, Inc.(a)	168,270	755,532
Electronic Equipment, Instruments & Components 2.1%
Electro Scientific Industries, Inc.	86,093	926,361
GSI Group, Inc.(a)	118,805	955,192
Littelfuse, Inc.	33,910	2,530,025
Measurement Specialties, Inc.(a)	27,942	1,300,141
MTS Systems Corp.	26,059	1,474,940
Total		7,186,659

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Variable Portfolio — Small Cap Value Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet Software & Services 1.4%
j2 Global, Inc.	67,346	2,862,879
ValueClick, Inc.(a)	70,190	1,732,289
Total		4,595,168
IT Services 1.2%
Global Cash Access Holdings, Inc.(a)	114,503	716,789
MoneyGram International, Inc.(a)	76,318	1,728,603
TeleTech Holdings, Inc.(a)	61,250	1,435,087
Total		3,880,479
Semiconductors & Semiconductor Equipment 4.8%
ATMI, Inc.(a)	59,675	1,411,314
Cypress Semiconductor Corp.	191,920	2,059,302
Entegris, Inc.(a)	234,290	2,199,983
Integrated Device Technology, Inc.(a)	219,130	1,739,892
M/A-COM Technology Solutions Holdings, Inc.(a)	44,612	651,335
MKS Instruments, Inc.	80,425	2,134,479
RF Micro Devices, Inc.(a)	399,600	2,137,860
Silicon Laboratories, Inc.(a)	56,370	2,334,282
Teradyne, Inc.(a)	98,880	1,737,322
Total		16,405,769
Software 1.5%
Progress Software Corp.(a)	80,391	1,849,797
PTC, Inc.(a)	72,125	1,769,226
Tangoe, Inc.(a)	92,910	1,433,601
Total		5,052,624
Total Information Technology		37,876,231
Materials 5.2%
Chemicals 2.9%
A. Schulman, Inc.	49,120	1,317,398
Chemtura Corp.(a)	110,534	2,243,840
LSB Industries, Inc.(a)	51,818	1,575,785
Minerals Technologies, Inc.	55,310	2,286,516
OM Group, Inc.(a)	73,263	2,265,292
Total		9,688,831
Containers & Packaging 1.3%
Greif, Inc., Class A	82,140	4,326,314

Common Stocks (continued)

Issuer	Shares	Value ($)
Metals & Mining 0.8%
Hecla Mining Co.	479,760	1,429,685
Olympic Steel, Inc.	58,516	1,433,642
Total		2,863,327
Paper & Forest Products 0.2%
Wausau Paper Corp.	58,443	666,250
Total Materials		17,544,722
Telecommunication Services 1.3%
Diversified Telecommunication Services 0.7%
Alteva, Inc.	78,014	770,778
Cbeyond, Inc.(a)	126,343	990,529
Inteliquent, Inc.	104,874	603,026
Total		2,364,333
Wireless Telecommunication Services 0.6%
NTELOS Holdings Corp.	61,703	1,015,631
Shenandoah Telecommunications Co.	71,458	1,191,920
Total		2,207,551
Total Telecommunication Services		4,571,884
Utilities 6.6%
Electric Utilities 3.7%
Allete, Inc.	44,569	2,221,765
El Paso Electric Co.	61,030	2,154,969
IDACORP, Inc.	61,280	2,926,733
MGE Energy, Inc.	42,110	2,305,944
Portland General Electric Co.	92,905	2,841,964
Total		12,451,375
Gas Utilities 1.6%
Chesapeake Utilities Corp.	3,394	174,757
Laclede Group, Inc. (The)	54,891	2,506,323
Southwest Gas Corp.	58,971	2,759,253
Total		5,440,333
Multi-Utilities 1.3%
Avista Corp.	82,750	2,235,905
Vectren Corp.	62,905	2,128,076
Total		4,363,981
Total Utilities		22,255,689
Total Common Stocks (Cost: $297,746,343)		331,143,421

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Variable Portfolio — Small Cap Value Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Money Market Funds 2.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(b)(c)	7,656,297	7,656,297
Total Money Market Funds (Cost: $7,656,297)		7,656,297
Total Investments (Cost: $305,402,640)		338,799,718
Other Assets & Liabilities, Net		629,403
Net Assets		339,429,121

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,182,116	39,616,573	(34,142,392)	7,656,297	2,844	7,656,297

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Variable Portfolio — Small Cap Value Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Variable Portfolio — Small Cap Value Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	35,349,344	—	—	35,349,344
Consumer Staples	11,648,039	—	—	11,648,039
Energy	24,906,405	—	—	24,906,405
Financials	106,368,183	—	—	106,368,183
Health Care	22,167,304	—	—	22,167,304
Industrials	47,962,560	493,060	—	48,455,620
Information Technology	37,876,231	—	—	37,876,231
Materials	17,544,722	—	—	17,544,722
Telecommunication Services	4,571,884	—	—	4,571,884
Utilities	22,255,689	—	—	22,255,689
Total Equity Securities	330,650,361	493,060	—	331,143,421
Other
Money Market Funds	7,656,297	—	—	7,656,297
Total Other	7,656,297	—	—	7,656,297
Total	338,306,658	493,060	—	338,799,718

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Variable Portfolio — Small Cap Value Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $297,746,343)	$331,143,421
Affiliated issuers (identified cost $7,656,297)	7,656,297
Total investments (identified cost $305,402,640)	338,799,718
Receivable for:
Investments sold	3,616,129
Capital shares sold	262,646
Dividends	353,626
Reclaims	838
Expense reimbursement due from Investment Manager	27,519
Trustees' deferred compensation plan	37,805
Total assets	343,098,281
Liabilities
Foreign currency (cost $1,119)	1,117
Payable for:
Investments purchased	3,136,339
Capital shares purchased	110,085
Investment management fees	210,596
Distribution and/or service fees	63,650
Transfer agent fees	15,994
Administration fees	21,326
Compensation of board members	3,690
Chief compliance officer expenses	61
Other expenses	68,497
Trustees' deferred compensation plan	37,805
Total liabilities	3,669,160
Net assets applicable to outstanding capital stock	$339,429,121
Represented by
Paid-in capital	$283,894,450
Undistributed net investment income	4,391,076
Accumulated net realized gain	17,746,515
Unrealized appreciation (depreciation) on:
Investments	33,397,078
Foreign currency translations	2
Total — representing net assets applicable to outstanding capital stock	$339,429,121

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Variable Portfolio — Small Cap Value Fund

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

Class 1
Net assets	$7,135,083
Shares outstanding	404,605
Net asset value per share	$17.63
Class 2
Net assets	$332,294,038
Shares outstanding	18,912,876
Net asset value per share	$17.57

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Variable Portfolio — Small Cap Value Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,728,294
Dividends — affiliated issuers	2,844
Foreign taxes withheld	(966)
Total income	2,730,172
Expenses:
Investment management fees	1,323,301
Distribution and/or service fees
Class 2	393,039
Transfer agent fees
Class 1	6,174
Class 2	94,328
Administration fees	134,007
Compensation of board members	13,210
Custodian fees	16,538
Printing and postage fees	25,538
Professional fees	14,528
Line of credit interest expense	127
Chief compliance officer expenses	126
Other	5,011
Total expenses	2,025,927
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(314,738)
Total net expenses	1,711,189
Net investment income	1,018,983
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	20,397,287
Foreign currency translations	(31)
Net realized gain	20,397,256
Net change in unrealized appreciation (depreciation) on:
Investments	24,005,295
Net change in unrealized appreciation (depreciation)	24,005,295
Net realized and unrealized gain	44,402,551
Net increase in net assets resulting from operations	$45,421,534

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Variable Portfolio — Small Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income	$1,018,983	$2,876,002
Net realized gain (loss)	20,397,256	(2,463,586)
Net change in unrealized appreciation (depreciation)	24,005,295	32,482,486
Net increase in net assets resulting from operations	45,421,534	32,894,902
Distributions to shareholders
Net investment income
Class 1	—	(92,472)
Class 2	—	(812,331)
Net realized gains
Class 1	—	(957,894)
Class 2	—	(13,057,096)
Total distributions to shareholders	—	(14,919,793)
Increase (decrease) in net assets from capital stock activity	(25,187,525)	9,989,516
Total increase in net assets	20,234,009	27,964,625
Net assets at beginning of period	319,195,112	291,230,487
Net assets at end of period	$339,429,121	$319,195,112
Undistributed net investment income	$4,391,076	$3,372,093

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Variable Portfolio — Small Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	54,281	900,458	122,293	1,852,356
Distributions reinvested	—	—	74,126	1,050,365
Redemptions	(982,198)	(17,249,742)	(581,889)	(9,007,152)
Net decrease	(927,917)	(16,349,284)	(385,470)	(6,104,431)
Class 2 shares
Subscriptions	663,309	11,106,050	2,413,047	36,162,495
Distributions reinvested	—	—	980,865	13,869,426
Redemptions	(1,192,753)	(19,944,291)	(2,257,004)	(33,937,974)
Net increase (decrease)	(529,444)	(8,838,241)	1,136,908	16,093,947
Total net increase (decrease)	(1,457,361)	(25,187,525)	751,438	9,989,516

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Variable Portfolio — Small Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$15.41		$14.59	$17.53		$14.01		$11.35		$18.08
Income from investment operations:
Net investment income	0.06		0.16	0.12		0.13		0.12		0.17
Net realized and unrealized gain (loss)	2.16		1.44	(1.04)		3.58		2.70		(4.79)
Total from investment operations	2.22		1.60	(0.92)		3.71		2.82		(4.62)
Less distributions to shareholders:
Net investment income	—		(0.07)	(0.17)		(0.19)		(0.14)		(0.12)
Net realized gains	—		(0.71)	(1.85)		—		(0.02)		(1.99)
Total distributions to shareholders	—		(0.78)	(2.02)		(0.19)		(0.16)		(2.11)
Net asset value, end of period	$17.63		$15.41	$14.59		$17.53		$14.01		$11.35
Total return	14.41%		11.40%	(5.96%)		26.75%		25.16%		(28.02%)
Ratios to average net assets(a)(b)
Total gross expenses	0.97	%(c)(d)	1.00%	0.98	%(d)	0.93	%(d)	0.92%		0.89	%(d)
Total net expenses(e)	0.88	%(c)(d)	0.88%	0.90	%(d)	0.93	%(d)(f)(g)	0.92	%(g)	0.89	%(d)(g)
Net investment income	0.71	%(c)	1.06%	0.76%		0.85%		0.99%		1.16%
Supplemental data
Net assets, end of period (in thousands)	$7,135		$20,532	$25,058		$29,529		$23,538		$19,357
Portfolio turnover	24%		49%	32%		39%		43%		48%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The Investment Manager reimbursed interest expense which had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Variable Portfolio — Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$15.36		$14.54	$17.49		$13.98		$11.31		$18.01
Income from investment operations:
Net investment income	0.05		0.14	0.10		0.09		0.10		0.13
Net realized and unrealized gain (loss)	2.16		1.43	(1.04)		3.58		2.70		(4.77)
Total from investment operations	2.21		1.57	(0.94)		3.67		2.80		(4.64)
Less distributions to shareholders:
Net investment income	—		(0.04)	(0.16)		(0.16)		(0.11)		(0.07)
Net realized gains	—		(0.71)	(1.85)		—		(0.02)		(1.99)
Total distributions to shareholders	—		(0.75)	(2.01)		(0.16)		(0.13)		(2.06)
Net asset value, end of period	$17.57		$15.36	$14.54		$17.49		$13.98		$11.31
Total return	14.39%		11.25%	(6.13%)		26.46%		25.00%		(28.15%)
Ratios to average net assets(a)(b)
Total gross expenses	1.22	%(c)(d)	1.25%	1.23	%(d)	1.18	%(d)	1.17%		1.14	%(d)
Total net expenses(e)	1.03	%(c)(d)	1.03%	1.05	%(d)	1.10	%(d)(f)(g)	1.10	%(g)	1.10	%(d)(g)
Net investment income	0.60	%(c)	0.93%	0.61%		0.61%		0.81%		0.83%
Supplemental data
Net assets, end of period (in thousands)	$332,294		$298,663	$266,172		$293,600		$436,346		$314,060
Portfolio turnover	24%		49%	32%		39%		43%		48%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The Investment Manager reimbursed interest expense which had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Variable Portfolio — Small Cap Value Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Small Cap Value Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains

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Columbia Variable Portfolio — Small Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

(losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains

(losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts (variable subaccounts or variable accounts) are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the next calculated net asset value after the distribution is paid.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a

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Columbia Variable Portfolio — Small Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.79% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through April 30, 2014
Class 1	0.88%
Class 2	1.03

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

In addition, the Distributor has voluntarily agreed to reimburse the Class 2 distribution fee in excess of 0.15% if the total annual Fund operating expenses applicable to Class 2 shares, including distribution fees, exceed the annual rate of 1.03% of the average daily net assets attributable to Class 2 shares. This arrangement may be modified or terminated by the Distributor at any time.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2013, the cost of investments for federal income tax purposes was approximately $305,403,000 and the

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Columbia Variable Portfolio — Small Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$50,839,000
Unrealized depreciation	(17,442,000)
Net unrealized appreciation	$33,397,000

The following capital loss carryforward, determined as of December 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
Unlimited long-term	$2,481,019

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $81,165,890 and $111,896,859, respectively, for the six months ended June 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2013, three unaffiliated shareholder accounts owned an aggregate of 90.0% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A.

whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

For the six months ended June 30, 2013, the average daily loan balance outstanding on days when borrowing existed was $1,900,000 at a weighted average interest rate of 1.20%. Interest expense incurred by the Fund is recorded as interest expense in the Statement of Operations.

Note 9. Significant Risks

Financial Sector Risk

The Fund's portfolio managers may invest significantly in issuers operating in the financial sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a

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22

Columbia Variable Portfolio — Small Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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23

Columbia Variable Portfolio — Small Cap Value Fund

Board Consideration and Approval of
Advisory Agreement

On June 14, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Variable Portfolio — Small Cap Value Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by the independent third-party data provider);

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

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Columbia Variable Portfolio — Small Cap Value Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2012, the Fund's performance was in the ninety-second, sixty-fourth and sixty-second percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a

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Columbia Variable Portfolio — Small Cap Value Fund

Board Consideration and Approval of
Advisory Agreement (continued)

percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2012 to profitability levels realized in 2011. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the

Semiannual Report 2013
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Columbia Variable Portfolio — Small Cap Value Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

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Columbia Variable Portfolio — Small Cap Value Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

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Columbia Variable Portfolio — Small Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1505 D (8/13)

Semiannual Report

June 30, 2013

Columbia Variable Portfolio — Select Large Cap
Growth Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Select Large Cap Growth Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Board Consideration and Approval of Advisory Agreement	21
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio — Select Large Cap Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Select Large Cap Growth Fund (the Fund) Class 1 shares returned 9.97% for the six months ended June 30, 2013.

>  The Fund underperformed its benchmark, the Russell 1000 Growth Index, which returned 11.80% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	09/02/08	9.97	19.12	7.22
Class 2	09/02/08	9.73	18.78	6.95
Russell 1000 Growth Index		11.80	17.07	8.19

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Variable Portfolio — Select Large Cap Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
FMC Technologies, Inc.	4.8
Michael Kors Holdings Ltd.	4.7
priceline.com, Inc.	4.5
Celgene Corp.	4.3
Amazon.com, Inc.	4.3
Gilead Sciences, Inc.	4.3
Facebook, Inc., Class A	4.2
Precision Castparts Corp.	3.7
Visa, Inc., Class A	3.6
Google, Inc., Class A	3.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	96.2
Consumer Discretionary	20.9
Consumer Staples	1.9
Energy	7.4
Financials	2.6
Health Care	21.9
Industrials	5.7
Information Technology	32.7
Materials	3.1
Money Market Funds	3.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Thomas Galvin, CFA

Richard Carter

Todd Herget

Semiannual Report 2013
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Columbia Variable Portfolio — Select Large Cap Growth Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,099.70	1,020.65	4.07	3.91	0.79
Class 2	1,000.00	1,000.00	1,097.30	1,019.42	5.35	5.15	1.04

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account values at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Variable Portfolio — Select Large Cap Growth Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.2%

Issuer	Shares	Value ($)
Consumer Discretionary 21.6%
Hotels, Restaurants & Leisure 4.8%
Las Vegas Sands Corp.	29,310	1,551,378
Yum! Brands, Inc.	18,620	1,291,111
Total		2,842,489
Internet & Catalog Retail 8.8%
Amazon.com, Inc.(a)	9,130	2,535,310
priceline.com, Inc.(a)	3,160	2,613,731
Total		5,149,041
Specialty Retail 3.3%
TJX Companies, Inc.	39,040	1,954,342
Textiles, Apparel & Luxury Goods 4.7%
Michael Kors Holdings Ltd.(a)	44,810	2,779,116
Total Consumer Discretionary		12,724,988
Consumer Staples 2.0%
Personal Products 2.0%
Estee Lauder Companies, Inc. (The), Class A	17,780	1,169,391
Total Consumer Staples		1,169,391
Energy 7.6%
Energy Equipment & Services 4.8%
FMC Technologies, Inc.(a)	50,300	2,800,704
Oil, Gas & Consumable Fuels 2.8%
EOG Resources, Inc.	12,740	1,677,603
Total Energy		4,478,307
Financials 2.6%
Capital Markets 2.6%
Franklin Resources, Inc.	11,470	1,560,149
Total Financials		1,560,149
Health Care 22.6%
Biotechnology 14.4%
Alexion Pharmaceuticals, Inc.(a)	12,130	1,118,871
Biogen Idec, Inc.(a)	5,370	1,155,624
Celgene Corp.(a)	21,760	2,543,962
Gilead Sciences, Inc.(a)	49,450	2,532,335
Vertex Pharmaceuticals, Inc.(a)	14,220	1,135,751
Total		8,486,543

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.1%
Edwards Lifesciences Corp.(a)	27,390	1,840,608
Pharmaceuticals 5.1%
Allergan, Inc.	22,140	1,865,073
Novo Nordisk A/S, ADR	7,440	1,152,977
Total		3,018,050
Total Health Care		13,345,201
Industrials 5.9%
Aerospace & Defense 3.7%
Precision Castparts Corp.	9,560	2,160,656
Trading Companies & Distributors 2.2%
Fastenal Co.	28,460	1,304,891
Total Industrials		3,465,547
Information Technology 33.7%
Communications Equipment 3.5%
QUALCOMM, Inc.	33,630	2,054,120
Internet Software & Services 14.0%
Baidu, Inc., ADR(a)	18,860	1,782,836
Facebook, Inc., Class A(a)	98,070	2,438,020
Google, Inc., Class A(a)	2,340	2,060,066
LinkedIn Corp., Class A(a)	11,110	1,980,913
Total		8,261,835
IT Services 6.7%
Cognizant Technology Solutions Corp., Class A(a)	29,840	1,868,282
Visa, Inc., Class A	11,490	2,099,798
Total		3,968,080
Software 9.5%
Red Hat, Inc.(a)	38,890	1,859,720
Salesforce.com, Inc.(a)	53,020	2,024,303
VMware, Inc., Class A(a)	25,390	1,700,876
Total		5,584,899
Total Information Technology		19,868,934
Materials 3.2%
Chemicals 3.2%
Monsanto Co.	19,370	1,913,756
Total Materials		1,913,756
Total Common Stocks (Cost: $53,695,481)		58,526,273

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Variable Portfolio — Select Large Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Money Market Funds 3.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(b)(c)	2,289,926	2,289,926
Total Money Market Funds (Cost: $2,289,926)		2,289,926
Total Investments (Cost: $55,985,407)		60,816,199
Other Assets & Liabilities, Net		(1,833,958)
Net Assets		58,982,241

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,126,545	15,172,239	(15,008,858)	2,289,926	1,150	2,289,926

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Variable Portfolio — Select Large Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Variable Portfolio — Select Large Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	12,724,988	—	—	12,724,988
Consumer Staples	1,169,391	—	—	1,169,391
Energy	4,478,307	—	—	4,478,307
Financials	1,560,149	—	—	1,560,149
Health Care	13,345,201	—	—	13,345,201
Industrials	3,465,547	—	—	3,465,547
Information Technology	19,868,934	—	—	19,868,934
Materials	1,913,756	—	—	1,913,756
Total Equity Securities	58,526,273	—	—	58,526,273
Other
Money Market Funds	2,289,926	—	—	2,289,926
Total Other	2,289,926	—	—	2,289,926
Total	60,816,199	—	—	60,816,199

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Variable Portfolio — Select Large Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $53,695,481)	$58,526,273
Affiliated issuers (identified cost $2,289,926)	2,289,926
Total investments (identified cost $55,985,407)	60,816,199
Receivable for:
Capital shares sold	83,934
Dividends	3,663
Expense reimbursement due from Investment Manager	6,653
Trustees' deferred compensation plan	10,186
Total assets	60,920,635
Liabilities
Payable for:
Investments purchased	1,873,887
Investment management fees	31,000
Distribution and/or service fees	645
Transfer agent fees	2,620
Administration fees	2,620
Compensation of board members	2,626
Chief compliance officer expenses	3
Other expenses	14,807
Trustees' deferred compensation plan	10,186
Total liabilities	1,938,394
Net assets applicable to outstanding capital stock	$58,982,241
Represented by
Paid-in capital	$52,724,128
Excess of distributions over net investment income	(90,205)
Accumulated net realized gain	1,517,526
Unrealized appreciation (depreciation) on:
Investments	4,830,792
Total — representing net assets applicable to outstanding capital stock	$58,982,241

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Variable Portfolio — Select Large Cap Growth Fund

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

Class 1
Net assets	$55,647,280
Shares outstanding	4,168,672
Net asset value per share	$13.35
Class 2
Net assets	$3,334,961
Shares outstanding	252,592
Net asset value per share	$13.20

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Variable Portfolio — Select Large Cap Growth Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$117,745
Dividends — affiliated issuers	1,150
Foreign taxes withheld	(2,347)
Total income	116,548
Expenses:
Investment management fees	174,824
Distribution and/or service fees
Class 2	4,070
Transfer agent fees
Class 1	13,796
Class 2	977
Administration fees	14,774
Compensation of board members	9,398
Custodian fees	2,591
Printing and postage fees	9,301
Professional fees	10,433
Chief compliance officer expenses	14
Other	1,570
Total expenses	241,748
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(43,330)
Total net expenses	198,418
Net investment loss	(81,870)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,750,385
Net realized gain	1,750,385
Net change in unrealized appreciation (depreciation) on:
Investments	2,277,187
Net change in unrealized appreciation (depreciation)	2,277,187
Net realized and unrealized gain	4,027,572
Net increase in net assets resulting from operations	$3,945,702

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Variable Portfolio — Select Large Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income (loss)	$(81,870)	$44,514
Net realized gain (loss)	1,750,385	(124,371)
Net change in unrealized appreciation (depreciation)	2,277,187	2,173,516
Net increase in net assets resulting from operations	3,945,702	2,093,659
Distributions to shareholders
Net investment income
Class 1	—	(47,381)
Net realized gains
Class 1	—	(17,991)
Class 2	—	(4,356)
Total distributions to shareholders	—	(69,728)
Increase (decrease) in net assets from capital stock activity	17,484,895	30,262,982
Total increase in net assets	21,430,597	32,286,913
Net assets at beginning of period	37,551,644	5,264,731
Net assets at end of period	$58,982,241	$37,551,644
Excess of distributions over net investment income	$(90,205)	$(8,335)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Variable Portfolio — Select Large Cap Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	1,334,927	17,602,059	2,634,904	30,772,393
Distributions reinvested	—	—	5,570	65,372
Redemptions	(8,496)	(117,164)	(50,674)	(579,139)
Net increase	1,326,431	17,484,895	2,589,800	30,258,626
Class 2 shares
Distributions reinvested	—	—	389	4,356
Net increase	—	—	389	4,356
Total net increase	1,326,431	17,484,895	2,590,189	30,262,982

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Variable Portfolio — Select Large Cap Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011		2010		2009		2008(a)
Per share data
Net asset value, beginning of period	$12.14		$10.48	$11.24		$9.00		$6.13		$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		0.05	(0.05)		(0.05)		(0.01)		0.00	(b)
Net realized and unrealized gain (loss)	1.23		1.64	(0.24)		2.29		2.88		(3.87)
Total from investment operations	1.21		1.69	(0.29)		2.24		2.87		(3.87)
Less distributions to shareholders:
Net investment income	—		(0.01)	—		—		(0.00	)(b)	—
Net realized gains	—		(0.02)	(0.47)		—		—		—
Total distributions to shareholders	—		(0.03)	(0.47)		—		(0.00	)(b)	—
Net asset value, end of period	$13.35		$12.14	$10.48		$11.24		$9.00		$6.13
Total return	9.97%		16.18%	(2.54%)		24.89%		46.87%		(38.70%)
Ratios to average net assets(c)
Total gross expenses	0.97	%(d)	1.24%	2.56%		3.54%		4.56%		7.64	%(d)
Total net expenses(e)	0.79	%(d)	0.80%	0.86	%(f)	0.85	%(f)	0.85	%(f)	0.85	%(d)(f)
Net investment income (loss)	(0.32	%)(d)	0.44%	(0.42%)		(0.40%)		(0.15%)		0.08	%(d)
Supplemental data
Net assets, end of period (in thousands)	$55,647		$34,514	$2,645		$2,715		$2,252		$1,533
Portfolio turnover	22%		31%	75%		87%		46%		31%

Notes to Financial Highlights

(a)  For the period from September 2, 2008 (commencement of operations) to December 31, 2008.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Variable Portfolio — Select Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011		2010		2009		2008(a)
Per share data
Net asset value, beginning of period	$12.03		$10.39	$11.18		$8.97		$6.13		$10.00
Income from investment operations:
Net investment loss	(0.04)		(0.04)	(0.08)		(0.07)		(0.03)		(0.00	)(b)
Net realized and unrealized gain (loss)	1.21		1.70	(0.24)		2.28		2.87		(3.87)
Total from investment operations	1.17		1.66	(0.32)		2.21		2.84		(3.87)
Less distributions to shareholders:
Net investment income	—		—	—		—		(0.00	)(b)	—
Net realized gains	—		(0.02)	(0.47)		—		—		—
Total distributions to shareholders	—		(0.02)	(0.47)		—		(0.00	)(b)	—
Net asset value, end of period	$13.20		$12.03	$10.39		$11.18		$8.97		$6.13
Total return	9.73%		15.96%	(2.82%)		24.64%		46.35%		(38.70%)
Ratios to average net assets(c)
Total gross expenses	1.21	%(d)	1.87%	2.81%		3.79%		4.81%		7.89	%(d)
Total net expenses(e)	1.04	%(d)	1.06%	1.11	%(f)	1.10	%(f)	1.10	%(f)	1.10	%(d)(f)
Net investment loss	(0.57	%)(d)	(0.34%)	(0.67%)		(0.65%)		(0.40%)		(0.17	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$3,335		$3,038	$2,620		$2,696		$2,244		$1,532
Portfolio turnover	22%		31%	75%		87%		46%		31%

Notes to Financial Highlights

(a)  For the period from September 2, 2008 (commencement of operations) to December 31, 2008.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Select Large Cap Growth Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Select Large Cap Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

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Columbia Variable Portfolio — Select Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the next calculated net asset value after the distribution is paid.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.71% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective

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Columbia Variable Portfolio — Select Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

administration fee rate for the six months ended June 30, 2013 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through April 30, 2014
Class 1	0.79%
Class 2	1.04

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2013, the cost of investments for federal income tax purposes was approximately $55,985,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,237,000
Unrealized depreciation	(1,406,000)
Net unrealized appreciation	$4,831,000

The following capital loss carryforward, determined as of December 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
Unlimited short-term	192,573

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative

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Columbia Variable Portfolio — Select Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $29,414,127 and $10,803,426, respectively, for the six months ended June 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 100.0% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 9. Significant Risks

Consumer Discretionary Risk

The Fund's portfolio managers may invest significantly in issuers operating in the consumer discretionary sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Health Care Sector Risk

The Fund's portfolio managers may invest significantly in issuers operating in the health care sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Information Technology Sector Risk

The Fund's portfolio managers may invest significantly in issuers operating in the information technology sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

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Columbia Variable Portfolio — Select Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia Variable Portfolio — Select Large Cap Growth Fund

Board Consideration and Approval of
Advisory Agreement

On June 14, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Variable Portfolio — Select Large Cap Growth Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by the independent third-party data provider);

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

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Columbia Variable Portfolio — Select Large Cap Growth Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2012, the Fund's performance was in the forty-ninth and sixth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one- and three-year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund supported the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are ranked in the first and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds

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Columbia Variable Portfolio — Select Large Cap Growth Fund

Board Consideration and Approval of
Advisory Agreement (continued)

effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2012 to profitability levels realized in 2011. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefit received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

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Columbia Variable Portfolio — Select Large Cap Growth Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2013
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Columbia Variable Portfolio — Select Large Cap Growth Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
25

Columbia Variable Portfolio — Select Large Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1530_D_(8/13)

Semiannual Report

June 30, 2013

Columbia Variable Portfolio — Asset Allocation Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Asset Allocation Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	17
Board Consideration and Approval of Advisory Agreement	22
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio — Asset Allocation Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Asset Allocation Fund (the Fund) Class 1 shares returned 6.13% for the six months ended June 30, 2013.

>  The Fund underperformed its Blended Benchmark, which returned 7.10% for the same time period.

>  The Fund underperformed the broad U.S. equity market, as measured by the S&P 500 Index, which returned 13.82% during the same six-month period.

>  The Fund outperformed the broad U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, which returned -2.44% for the same six months.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	01/01/89	6.13	13.43	5.22	6.57
Class 2	06/01/00	6.02	13.17	5.01	6.39
Blended Benchmark		7.10	11.69	6.72	6.47
S&P 500 Index		13.82	20.60	7.01	7.30
Barclays U.S. Aggregate Bond Index		-2.44	-0.69	5.19	4.52

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Benchmark, a weighted custom composite established by the Investment Manager, consists of a 60% weighting in the S&P 500 Index and a 40% weighting in the Barclays U.S. Aggregate Bond Index.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Variable Portfolio — Asset Allocation Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2013)
Equity Funds	61.2
Dividend Income	6.2
International	7.7
U.S. Large Cap	31.8
U.S. Mid Cap	9.3
U.S. Small Cap	6.2
Fixed-Income Funds	30.8
Convertible	3.1
Emerging Markets	1.9
International	2.0
Investment Grade	23.8
Alternative Investments	5.1
Inflation-Indexed Bonds	2.6
Money Market Funds	0.3
Total	100.0

Percentages indicated are based upon total investments.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, PhD

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Semiannual Report 2013
3

Columbia Variable Portfolio — Asset Allocation Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,061.30	1,023.78	0.76	0.74	0.15	4.40	4.32	0.87
Class 2	1,000.00	1,000.00	1,060.20	1,022.56	2.02	1.98	0.40	5.66	5.55	1.12

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Variable Portfolio — Asset Allocation Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 61.2%

	Shares	Value ($)
Dividend Income 6.2%
Columbia Dividend Income Fund, Class I Shares(a)	170,225	2,863,184
Columbia Dividend Opportunity Fund, Class I Shares(a)	294,128	2,861,867
Total		5,725,051
International 7.7%
Columbia Emerging Markets Fund, Class I Shares(a)	455,265	4,375,095
Columbia Greater China Fund, Class I Shares(a)	18,858	896,337
Columbia Overseas Value Fund, Class I Shares(a)	247,802	1,903,122
Total		7,174,554
U.S. Large Cap 31.8%
Columbia Contrarian Core Fund, Class I Shares(a)	487,232	9,062,521
Columbia Large Cap Growth Fund, Class I Shares(a)	156,479	4,727,215
Columbia Large Core Quantitative Fund, Class I Shares(a)	1,228,829	9,044,181
Columbia Large Growth Quantitative Fund, Class I Shares(a)	438,292	3,795,609
Columbia Large Value Quantitative Fund, Class I Shares(a)	231,856	1,915,134
Columbia Select Large-Cap Value Fund, Class I Shares(a)	49,919	957,935
Total		29,502,595
U.S. Mid Cap 9.3%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	144,869	4,291,013
Columbia Mid Cap Value Fund, Class I Shares(a)	255,007	4,324,916
Total		8,615,929
U.S. Small Cap 6.2%
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	91,302	2,897,943
Columbia Small Cap Value Fund I, Class I Shares(a)	19,332	969,867

Equity Funds (continued)

	Shares	Value ($)
Columbia Small Cap Value Fund II, Class I Shares(a)	114,915	1,938,615
Total		5,806,425
Total Equity Funds (Cost: $48,606,453)		56,824,554

Fixed-Income Funds 30.8%

Convertible 3.1%
Columbia Convertible Securities Fund, Class I Shares(a)	174,205	2,862,180
Emerging Markets 1.9%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	155,310	1,786,070
International 2.0%
Columbia International Bond Fund, Class I Shares(a)	168,673	1,814,925
Investment Grade 23.8%
Columbia Corporate Income Fund, Class I Shares(a)	827,202	8,420,920
Columbia Income Opportunities Fund, Class I Shares(a)	430,648	4,224,654
Columbia Limited Duration Credit Fund, Class I Shares(a)	284,896	2,851,808
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	1,207,034	6,626,618
Total		22,124,000
Total Fixed-Income Funds (Cost: $27,956,173)		28,587,175

Alternative Investment Funds 5.1%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	187,921	1,879,209
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	282,394	2,869,129
Total Alternative Investment Funds (Cost: $4,708,048)		4,748,338

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Variable Portfolio — Asset Allocation Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Inflation-Indexed Bonds 2.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury Inflation-Indexed Bond 04/15/29	3.875%	275,843	397,559
01/15/25	2.375%	376,275	448,238
02/15/40	2.125%	107,591	130,757
07/15/13	1.875%	189,922	190,129
01/15/14	2.000%	201,368	204,168
01/15/15	1.625%	255,753	265,923
01/15/16	2.000%	205,040	220,210
07/15/17	2.625%	168,305	190,934
01/15/19	2.125%	216,626	244,973
01/15/21	1.125%	85,045	90,945
04/15/15	0.500%	26,827	27,495
04/15/16	0.125%	26,339	27,016
Total Inflation-Indexed Bonds (Cost: $2,303,926)			2,438,347

Money Market Funds 0.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(a)(c)	233,303	233,303
Total Money Market Funds (Cost: $233,303)		233,303
Total Investments (Cost: $83,807,903)		92,831,717
Other Assets and Liabilities		(35,285)
Net Assets		92,796,432

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	1,899,575	21,176	(23,776)	(163)	1,896,812	—	—	1,879,209
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	2,889,986	12,822	(92,823)	1,251	2,811,236	—	—	2,869,129
Columbia Contrarian Core Fund, Class I Shares	8,612,574	—	(1,482,345)	159,982	7,290,211	—	—	9,062,521
Columbia Convertible Securities Fund, Class I Shares	2,899,260	38,194	(361,586)	16,430	2,592,298	—	38,194	2,862,180
Columbia Corporate Income Fund, Class I Shares	8,097,063	185,700	(182,621)	(745)	8,099,397	—	136,862	8,420,920
Columbia Dividend Income Fund, Class I Shares	2,587,858	33,205	(442,011)	67,802	2,246,854	—	33,205	2,863,184
Columbia Dividend Opportunity Fund, Class I Shares	2,775,750	30,958	(400,304)	44,477	2,450,881	—	30,958	2,861,867
Columbia Emerging Markets Bond Fund, Class I Shares	1,729,503	56,764	(27,415)	31	1,758,883	—	50,857	1,786,070
Columbia Emerging Markets Fund, Class I Shares	4,766,950	15,911	(181,080)	(5,175)	4,596,606	—	—	4,375,095

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Variable Portfolio — Asset Allocation Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Greater China Fund, Class I Shares	1,125,410	16,273	(32,897)	(6,894)	1,101,892	—	—	896,337
Columbia Income Opportunities Fund, Class I Shares	4,200,577	126,666	(145,673)	629	4,182,199	—	115,747	4,224,654
Columbia International Bond Fund, Class I Shares	1,839,558	41,798	(3,036)	(31)	1,878,289	—	16,009	1,814,925
Columbia Large Cap Growth Fund, Class I Shares	4,247,644	—	(582,389)	51,580	3,716,835	—	—	4,727,215
Columbia Large Core Quantitative Fund, Class I Shares	8,687,656	—	(1,374,494)	114,417	7,427,579	—	—	9,044,181
Columbia Large Growth Quantitative Fund, Class I Shares	4,171,390	—	(503,253)	(4,872)	3,663,265	—	—	3,795,609
Columbia Large Value Quantitative Fund, Class I Shares	1,902,479	—	(316,770)	20,141	1,605,850	—	—	1,915,134
Columbia Limited Duration Credit Fund, Class I Shares	2,873,155	39,016	(63,389)	(260)	2,848,522	—	26,941	2,851,808
Columbia Mid Cap Growth Fund, Class I Shares	4,044,250	—	(550,277)	16,002	3,509,975	—	—	4,291,013
Columbia Mid Cap Value Fund, Class I Shares	3,743,670	34,775	(705,280)	125,563	3,198,728	15,509	19,266	4,324,916
Columbia Overseas Value Fund, Class I Shares	2,041,708	721	(169,003)	3,156	1,876,582	—	689	1,903,122
Columbia Select Large-Cap Value Fund, Class I Shares	958,097	—	(183,445)	21,683	796,335	—	—	957,935
Columbia Short-Term Cash Fund	688,066	20,080	(474,843)	—	233,303	—	319	233,303
Columbia Small Cap Growth Fund I, Class I Shares	3,130,264	—	(456,761)	(909)	2,672,594	—	—	2,897,943
Columbia Small Cap Value Fund I, Class I Shares	948,603	—	(146,349)	16,552	818,806	—	—	969,867
Columbia Small Cap Value Fund II, Class I Shares	1,886,193	56,775	(344,107)	34,598	1,633,459	54,817	1,958	1,938,615
Columbia U.S. Government Mortgage Fund, Class I Shares	6,622,100	104,986	(125,761)	(4,739)	6,596,586	—	65,203	6,626,618
Total	89,369,339	835,820	(9,371,688)	670,506	81,503,977	70,326	536,208	90,393,370

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Variable Portfolio — Asset Allocation Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Variable Portfolio — Asset Allocation Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Investments in Affiliated Funds	90,393,370	—	—	90,393,370
Total Mutual Funds	90,393,370	—	—	90,393,370
Bonds
Inflation-Indexed Bonds	—	2,438,347	—	2,438,347
Total Bonds	—	2,438,347	—	2,438,347
Total	90,393,370	2,438,347	—	92,831,717

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Variable Portfolio — Asset Allocation Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,303,926)	$2,438,347
Affiliated issuers (identified cost $81,503,977)	90,393,370
Total investments (identified cost $83,807,903)	92,831,717
Receivable for:
Investments sold	79,199
Capital shares sold	21
Dividends	54,517
Interest	18,914
Reclaims	1,058
Expense reimbursement due from Investment Manager	153
Trustees' deferred compensation plan	34,231
Total assets	93,019,810
Liabilities
Payable for:
Investments purchased	54,495
Capital shares purchased	80,779
Investment management fees	40
Distribution and/or service fees	119
Transfer agent fees	153
Administration fees	51
Compensation of board members	23,403
Chief compliance officer expenses	22
Other expenses	30,085
Trustees' deferred compensation plan	34,231
Total liabilities	223,378
Net assets applicable to outstanding capital stock	$92,796,432
Represented by
Paid-in capital	$84,921,822
Undistributed net investment income	2,641,928
Accumulated net realized loss	(3,791,133)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	134,421
Investments — affiliated issuers	8,889,393
Foreign currency translations	1
Total — representing net assets applicable to outstanding capital stock	$92,796,432

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Variable Portfolio — Asset Allocation Fund

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

Class 1
Net assets	$75,445,377
Shares outstanding	5,447,170
Net asset value per share	$13.85
Class 2
Net assets	$17,351,055
Shares outstanding	1,263,138
Net asset value per share	$13.74

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Variable Portfolio — Asset Allocation Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$536,208
Interest	20,202
Total income	556,410
Expenses:
Investment management fees	8,212
Distribution and/or service fees
Class 2	22,260
Transfer agent fees
Class 1	23,197
Class 2	5,342
Administration fees	9,513
Compensation of board members	12,648
Custodian fees	16,914
Printing and postage fees	20,955
Professional fees	9,047
Chief compliance officer expenses	38
Other	2,411
Total expenses	130,537
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(38,229)
Total net expenses	92,308
Net investment income	464,102
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,958
Investments — affiliated issuers	670,506
Capital gain distributions from underlying affiliated funds	70,326
Net realized gain	746,790
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(187,130)
Investments — affiliated issuers	4,847,754
Foreign currency translations	(19)
Net change in unrealized appreciation (depreciation)	4,660,605
Net realized and unrealized gain	5,407,395
Net increase in net assets resulting from operations	$5,871,497

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Variable Portfolio — Asset Allocation Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income	$464,102	$1,951,626
Net realized gain	746,790	2,285,092
Net change in unrealized appreciation (depreciation)	4,660,605	7,977,311
Net increase in net assets resulting from operations	5,871,497	12,214,029
Distributions to shareholders
Net investment income
Class 1	—	(1,786,909)
Class 2	—	(384,448)
Total distributions to shareholders	—	(2,171,357)
Increase (decrease) in net assets from capital stock activity	(9,026,982)	(15,128,888)
Total decrease in net assets	(3,155,485)	(5,086,216)
Net assets at beginning of period	95,951,917	101,038,133
Net assets at end of period	$92,796,432	$95,951,917
Undistributed net investment income	$2,641,928	$2,177,826

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Variable Portfolio — Asset Allocation Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	23,137	316,509	117,978	1,499,786
Distributions reinvested	—	—	144,222	1,786,909
Redemptions	(552,249)	(7,637,806)	(1,142,678)	(14,398,989)
Net decrease	(529,112)	(7,321,297)	(880,478)	(11,112,294)
Class 2 shares
Subscriptions	6,579	89,459	58,726	744,771
Distributions reinvested	—	—	31,231	384,448
Redemptions	(130,913)	(1,795,144)	(410,087)	(5,145,813)
Net decrease	(124,334)	(1,705,685)	(320,130)	(4,016,594)
Total net decrease	(653,446)	(9,026,982)	(1,200,608)	(15,128,888)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Variable Portfolio — Asset Allocation Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 1	(Unaudited)		2012	2011	2010		2009		2008
Per share data
Net asset value, beginning of period	$13.05		$11.81	$12.22	$11.08		$9.32		$15.25
Income from investment operations:
Net investment income	0.07		0.25	0.24	0.26		0.25		0.35
Net realized and unrealized gain (loss)	0.73		1.27	(0.33)	1.19		1.93		(4.24)
Total from investment operations	0.80		1.52	(0.09)	1.45		2.18		(3.89)
Less distributions to shareholders:
Net investment income	—		(0.28)	(0.32)	(0.31)		(0.42)		(0.44)
Net realized gains	—		—	—	—		—		(1.60)
Total distributions to shareholders	—		(0.28)	(0.32)	(0.31)		(0.42)		(2.04)
Net asset value, end of period	$13.85		$13.05	$11.81	$12.22		$11.08		$9.32
Total return	6.13%		13.03%	(0.85%)	13.43%		24.00	%(a)	(28.32%)
Ratios to average net assets(b)
Total gross expenses	0.23	%(c)	0.24%	0.40%	0.97%		1.00%		0.87%
Total net expenses(d)	0.15	%(c)	0.16%	0.13%	0.68	%(e)	0.80	%(e)	0.75	%(e)
Net investment income	1.02	%(c)	1.99%	1.93%	2.27%		2.48%		2.75%
Supplemental data
Net assets, end of period (in thousands)	$75,445		$77,976	$81,002	$95,031		$97,435		$93,500
Portfolio turnover	1%		51%	89%	234	%(f)	103%		94%

Notes to Financial Highlights

(a)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Effective October 22, 2010, the Fund transitioned to a fund-of-funds structure. If the Fund had not transitioned, portfolio turnover would have been lower.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Variable Portfolio — Asset Allocation Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2013		Year Ended December 31,
Class 2	(Unaudited)		2012	2011	2010		2009		2008
Per share data
Net asset value, beginning of period	$12.96		$11.73	$12.15	$11.02		$9.27		$15.18
Income from investment operations:
Net investment income	0.05		0.22	0.20	0.24		0.23		0.32
Net realized and unrealized gain (loss)	0.73		1.26	(0.32)	1.18		1.92		(4.21)
Total from investment operations	0.78		1.48	(0.12)	1.42		2.15		(3.89)
Less distributions to shareholders:
Net investment income	—		(0.25)	(0.30)	(0.29)		(0.40)		(0.42)
Net realized gains	—		—	—	—		—		(1.60)
Total distributions to shareholders	—		(0.25)	(0.30)	(0.29)		(0.40)		(2.02)
Net asset value, end of period	$13.74		$12.96	$11.73	$12.15		$11.02		$9.27
Total return	6.02%		12.76%	(1.09%)	13.26%		23.79	%(a)	(28.45%)
Ratios to average net assets(b)
Total gross expenses	0.48	%(c)	0.49%	0.68%	1.22%		1.25%		1.12%
Total net expenses(d)	0.40	%(c)	0.41%	0.38%	0.85	%(e)	0.95	%(e)	0.90	%(e)
Net investment income	0.77	%(c)	1.72%	1.66%	2.10%		2.34%		2.60%
Supplemental data
Net assets, end of period (in thousands)	$17,351		$17,976	$20,036	$25,624		$27,677		$29,985
Portfolio turnover	1%		51%	89%	234	%(f)	103%		94%

Notes to Financial Highlights

(a)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Effective October 22, 2010, the Fund transitioned to a fund-of-funds structure. If the Fund had not transitioned, portfolio turnover would have been lower.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Variable Portfolio — Asset Allocation Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Asset Allocation Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Under normal circumstances, the Fund invests most of its assets in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager) or its affiliates (Columbia Funds), exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives. The financial statements of the Underlying Funds in which the Fund invests should be read in conjunction with the Fund's financial statements.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Semiannual Report 2013
17

Columbia Variable Portfolio — Asset Allocation Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts (variable subaccounts or variable accounts) are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the next calculated net asset value after the distribution is paid.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), the Investment Manager, a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is a blend of (i) 0.55% on all assets invested in securities (other than third-party advised mutual funds and Columbia Funds that pay an investment management fee), including other Columbia Funds that do not pay an investment management fee, ETFs, derivatives and individual securities and (ii) 0.10% on assets invested in non-exchange traded, third party advised mutual funds. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.02% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and

Semiannual Report 2013
18

Columbia Variable Portfolio — Asset Allocation Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

accounting services equal to 0.02% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through April 30, 2014
Class 1	0.13%
Class 2	0.38

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. The Fund's investment management fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Fund. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2013, the cost of investments for federal income tax purposes was approximately $83,808,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$9,533,000
Unrealized depreciation	(509,000)
Net unrealized appreciation/depreciation	$9,024,000

The following capital loss carryforward, determined as of December 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$4,317,053

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and

Semiannual Report 2013
19

Columbia Variable Portfolio — Asset Allocation Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $871,186 and $8,902,803, respectively, for the six months ended June 30, 2013, of which $55,446 and $0, respectively, were U.S. government securities.

Note 6. Shareholder Concentration

At June 30, 2013, two unaffiliated shareholder accounts owned an aggregate of 76.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements,

Semiannual Report 2013
20

Columbia Variable Portfolio — Asset Allocation Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
21

Columbia Variable Portfolio — Asset Allocation Fund

Board Consideration and Approval of
Advisory Agreement

On June 14, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Variable Portfolio — Asset Allocation Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by the independent third-party data provider);

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2013
22

Columbia Variable Portfolio — Asset Allocation Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2012, the Fund's performance was in the nineteenth, thirty-second and seventy-first percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a

Semiannual Report 2013
23

Columbia Variable Portfolio — Asset Allocation Fund

Board Consideration and Approval of
Advisory Agreement (continued)

percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the first and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2012 to profitability levels realized in 2011. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the

Semiannual Report 2013
24

Columbia Variable Portfolio — Asset Allocation Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

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28

Columbia Variable Portfolio — Asset Allocation Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
29

Columbia Variable Portfolio — Asset Allocation Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1475 D (8/13)

Semiannual Report

June 30, 2013

Columbia Variable Portfolio — Contrarian Core Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Contrarian Core Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	17
Board Consideration and Approval of Advisory Agreement	21
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Variable Portfolio — Contrarian Core Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Contrarian Core Fund (the Fund) Class 2 shares returned 15.10% for the six months ended June 30, 2013.

>  The Fund outperformed its benchmark, the Russell 1000 Index, which returned 13.91% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	04/30/12	15.28	25.00	18.16
Class 2	04/30/12	15.10	24.69	17.91
Russell 1000 Index		13.91	21.24	15.36

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Variable Portfolio — Contrarian Core Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2013)
Google, Inc., Class A	3.2
Johnson & Johnson	3.1
JPMorgan Chase & Co.	2.7
Philip Morris International, Inc.	2.6
Apple, Inc.	2.6
Berkshire Hathaway, Inc., Class B	2.5
Citigroup, Inc.	2.4
Chevron Corp.	2.3
PepsiCo, Inc.	2.2
Procter & Gamble Co. (The)	2.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2013)
Common Stocks	98.5
Consumer Discretionary	13.6
Consumer Staples	10.5
Energy	9.6
Financials	17.4
Health Care	13.8
Industrials	10.8
Information Technology	19.6
Materials	1.1
Telecommunication Services	2.1
Money Market Funds	1.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Guy Pope, CFA

Semiannual Report 2013
3

Columbia Variable Portfolio — Contrarian Core Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,152.80	1,020.89	3.91	3.67	0.74
Class 2	1,000.00	1,000.00	1,151.00	1,019.52	5.38	5.05	1.02

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Variable Portfolio — Contrarian Core Fund

Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.3%

Issuer	Shares	Value ($)
Consumer Discretionary 13.7%
Auto Components 0.6%
Delphi Automotive PLC	129,348	6,556,650
Automobiles 1.2%
General Motors Co.(a)	369,675	12,313,874
Hotels, Restaurants & Leisure 2.0%
McDonald's Corp.	129,732	12,843,468
Wynn Resorts Ltd.	61,868	7,919,104
Total		20,762,572
Media 5.6%
Comcast Corp., Class A	400,289	16,764,103
DIRECTV(a)	214,825	13,237,517
Discovery Communications, Inc., Class A(a)	139,088	10,738,984
Viacom, Inc., Class B	281,114	19,129,808
Total		59,870,412
Specialty Retail 3.5%
Dick's Sporting Goods, Inc.	192,320	9,627,539
Lowe's Companies, Inc.	281,385	11,508,647
Tiffany & Co.	107,710	7,845,596
Ulta Salon Cosmetics & Fragrance, Inc.(a)	79,125	7,925,160
Total		36,906,942
Textiles, Apparel & Luxury Goods 0.8%
Nike, Inc., Class B	129,010	8,215,357
Total Consumer Discretionary		144,625,807
Consumer Staples 10.6%
Beverages 3.3%
Diageo PLC, ADR	107,517	12,359,079
PepsiCo, Inc.	279,493	22,859,733
Total		35,218,812
Food & Staples Retailing 2.3%
CVS Caremark Corp.	276,447	15,807,239
Walgreen Co.	193,480	8,551,816
Total		24,359,055
Food Products 0.3%
Mondelez International, Inc., Class A	109,038	3,110,854
Household Products 2.0%
Procter & Gamble Co. (The)	278,192	21,418,002

Common Stocks (continued)

Issuer	Shares	Value ($)
Tobacco 2.7%
Philip Morris International, Inc.	321,296	27,830,660
Total Consumer Staples		111,937,383
Energy 9.7%
Energy Equipment & Services 1.9%
Halliburton Co.	377,184	15,736,117
Tidewater, Inc.	83,795	4,773,801
Total		20,509,918
Oil, Gas & Consumable Fuels 7.8%
Anadarko Petroleum Corp.	89,325	7,675,697
Apache Corp.	125,463	10,517,563
Chevron Corp.	199,962	23,663,503
ConocoPhillips	171,145	10,354,273
Exxon Mobil Corp.	228,424	20,638,109
Noble Energy, Inc.	152,134	9,134,125
Total		81,983,270
Total Energy		102,493,188
Financials 17.5%
Capital Markets 4.6%
BlackRock, Inc.	64,624	16,598,675
Invesco Ltd.	368,459	11,716,996
Morgan Stanley	348,416	8,511,803
State Street Corp.	188,459	12,289,411
Total		49,116,885
Commercial Banks 1.6%
Wells Fargo & Co.	425,518	17,561,128
Diversified Financial Services 7.0%
Bank of America Corp.	1,555,675	20,005,981
Citigroup, Inc.	533,172	25,576,261
JPMorgan Chase & Co.	533,393	28,157,816
Total		73,740,058
Insurance 4.3%
Aon PLC	290,876	18,717,870
Berkshire Hathaway, Inc., Class B(a)	237,801	26,614,688
Total		45,332,558
Total Financials		185,750,629

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Variable Portfolio — Contrarian Core Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 13.9%
Biotechnology 1.4%
Ariad Pharmaceuticals, Inc.(a)	252,670	4,419,198
Celgene Corp.(a)	87,527	10,232,782
Total		14,651,980
Health Care Equipment & Supplies 3.1%
Abbott Laboratories	357,941	12,484,982
Baxter International, Inc.	149,520	10,357,250
Covidien PLC	166,495	10,462,546
Total		33,304,778
Health Care Providers & Services 4.3%
Cardinal Health, Inc.	419,081	19,780,623
CIGNA Corp.	186,995	13,555,267
Express Scripts Holding Co.(a)	197,301	12,171,499
Total		45,507,389
Pharmaceuticals 5.1%
Johnson & Johnson	381,208	32,730,519
Pfizer, Inc.	523,269	14,656,765
Salix Pharmaceuticals Ltd.(a)	100,800	6,667,920
Total		54,055,204
Total Health Care		147,519,351
Industrials 10.9%
Aerospace & Defense 2.9%
Honeywell International, Inc.	204,615	16,234,154
United Technologies Corp.	151,524	14,082,641
Total		30,316,795
Air Freight & Logistics 1.0%
FedEx Corp.	106,668	10,515,332
Commercial Services & Supplies 0.9%
Tyco International Ltd.	295,378	9,732,705
Electrical Equipment 1.4%
Eaton Corp. PLC	217,560	14,317,624
Industrial Conglomerates 1.8%
General Electric Co.	801,917	18,596,455
Machinery 0.4%
Caterpillar, Inc.	53,625	4,423,526
Professional Services 1.4%
Nielsen Holdings NV	436,953	14,677,251

Common Stocks (continued)

Issuer	Shares	Value ($)
Road & Rail 0.8%
Union Pacific Corp.	56,782	8,760,327
Trading Companies & Distributors 0.3%
MRC Global, Inc.(a)	128,573	3,551,186
Total Industrials		114,891,201
Information Technology 19.8%
Communications Equipment 1.2%
QUALCOMM, Inc.	215,563	13,166,588
Computers & Peripherals 4.9%
Apple, Inc.	69,932	27,698,667
EMC Corp.	561,903	13,272,149
Hewlett-Packard Co.	451,050	11,186,040
Total		52,156,856
Internet Software & Services 4.4%
Baidu, Inc., ADR(a)	34,445	3,256,086
eBay, Inc.(a)	91,299	4,721,984
Facebook, Inc., Class A(a)	191,982	4,772,673
Google, Inc., Class A(a)	38,401	33,807,088
Total		46,557,831
IT Services 2.3%
International Business Machines Corp.	44,362	8,478,022
Mastercard, Inc., Class A	28,037	16,107,256
Total		24,585,278
Semiconductors & Semiconductor Equipment 0.6%
Skyworks Solutions, Inc.(a)	287,110	6,284,838
Software 6.4%
Activision Blizzard, Inc.	605,825	8,639,065
Citrix Systems, Inc.(a)	136,265	8,220,867
Electronic Arts, Inc.(a)	670,659	15,405,037
Intuit, Inc.	256,080	15,628,562
Microsoft Corp.	565,467	19,525,576
Total		67,419,107
Total Information Technology		210,170,498
Materials 1.1%
Chemicals 1.1%
Celanese Corp., Class A	115,067	5,155,001
Dow Chemical Co. (The)	206,846	6,654,236
Total		11,809,237
Total Materials		11,809,237

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Variable Portfolio — Contrarian Core Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Telecommunication Services 2.1%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	370,985	13,132,869
Wireless Telecommunication Services 0.9%
Vodafone Group PLC, ADR	315,324	9,062,412
Total Telecommunication Services		22,195,281
Total Common Stocks (Cost: $950,514,611)		1,051,392,575

Money Market Funds 1.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(b)(c)	15,947,321	15,947,321
Total Money Market Funds (Cost: $15,947,321)		15,947,321
Total Investments (Cost: $966,461,932)		1,067,339,896
Other Assets & Liabilities, Net		(8,202,318)
Net Assets		1,059,137,578

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,545,529	476,575,813	(462,174,021)	15,947,321	10,238	15,947,321

Abbreviation Legend

ADR American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Contrarian Core Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Contrarian Core Fund

Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	144,625,807	—	—	144,625,807
Consumer Staples	111,937,383	—	—	111,937,383
Energy	102,493,188	—	—	102,493,188
Financials	185,750,629	—	—	185,750,629
Health Care	147,519,351	—	—	147,519,351
Industrials	114,891,201	—	—	114,891,201
Information Technology	210,170,498	—	—	210,170,498
Materials	11,809,237	—	—	11,809,237
Telecommunication Services	22,195,281	—	—	22,195,281
Total Equity Securities	1,051,392,575	—	—	1,051,392,575
Other
Money Market Funds	15,947,321	—	—	15,947,321
Total Other	15,947,321	—	—	15,947,321
Total	1,067,339,896	—	—	1,067,339,896

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Contrarian Core Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $950,514,611)	$1,051,392,575
Affiliated issuers (identified cost $15,947,321)	15,947,321
Total investments (identified cost $966,461,932)	1,067,339,896
Receivable for:
Investments sold	8,189,796
Capital shares sold	4,233,342
Dividends	1,401,879
Expense reimbursement due from Investment Manager	35,113
Trustees' deferred compensation plan	3,835
Total assets	1,081,203,861
Liabilities
Payable for:
Investments purchased	21,402,772
Capital shares purchased	11
Investment management fees	543,329
Distribution and/or service fees	112
Transfer agent fees	47,601
Administration fees	45,383
Compensation of board members	4,203
Chief compliance officer expenses	113
Other expenses	18,924
Trustees' deferred compensation plan	3,835
Total liabilities	22,066,283
Net assets applicable to outstanding capital stock	$1,059,137,578
Represented by
Partners' capital	$1,059,137,578
Total — representing net assets applicable to outstanding capital stock	$1,059,137,578
The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Contrarian Core Fund

Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

Class 1
Net assets	$1,057,968,886
Shares outstanding	87,053,725
Net asset value per share	$12.15
Class 2
Net assets	$1,168,692
Shares outstanding	96,413
Net asset value per share	$12.12

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Contrarian Core Fund

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$6,808,631
Dividends — affiliated issuers	10,238
Foreign taxes withheld	(27,165)
Total income	6,791,704
Expenses:
Investment management fees	2,528,861
Distribution and/or service fees
Class 2	152
Transfer agent fees
Class 1	218,308
Class 2	36
Administration fees	212,239
Compensation of board members	15,828
Custodian fees	11,579
Printing and postage fees	8,254
Professional fees	17,518
Chief compliance officer expenses	212
Other	25,325
Total expenses	3,038,312
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(343,638)
Total net expenses	2,694,674
Net investment income	4,097,030
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	20,139,469
Net realized gain	20,139,469
Net change in unrealized appreciation (depreciation) on:
Investments	60,470,875
Net change in unrealized appreciation (depreciation)	60,470,875
Net realized and unrealized gain	80,610,344
Net increase in net assets resulting from operations	$84,707,374

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Variable Portfolio — Contrarian Core Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012(a)
Operations
Net investment income	$4,097,030	$4,464,999
Net realized gain	20,139,469	550,274
Net change in unrealized appreciation (depreciation)	60,470,875	40,407,089
Net increase in net assets resulting from operations	84,707,374	45,422,362
Increase (decrease) in net assets from capital stock activity	452,494,094	476,493,748
Total increase in net assets	537,201,468	521,916,110
Net assets at beginning of period	521,936,110	20,000
Net assets at end of period	$1,059,137,578	$521,936,110

(a) For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Contrarian Core Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	38,269,534	460,344,287	51,238,008	493,725,814
Redemptions	(733,911)	(9,025,487)	(1,721,656)	(17,232,066)
Net increase	37,535,623	451,318,800	49,516,352	476,493,748
Class 2 shares
Subscriptions	96,183	1,175,546	—	—
Redemptions	(20)	(252)	—	—
Net increase	96,163	1,175,294	—	—
Total net increase	37,631,786	452,494,094	49,516,352	476,493,748

(a) For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Variable Portfolio — Contrarian Core Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 1	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(a)
Per share data
Net asset value, beginning of period	$10.54		$10.00
Income from investment operations:
Net investment income	0.06		0.10
Net realized and unrealized gain	1.55		0.44
Total from investment operations	1.61		0.54
Net asset value, end of period	$12.15		$10.54
Total return	15.28%		5.40%
Ratios to average net assets(b)
Total gross expenses	0.83	%(c)	0.86	%(c)
Total net expenses(d)	0.74	%(c)	0.72	%(c)
Net investment income	1.13	%(c)	1.45	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,057,969		$521,933
Portfolio turnover	22%		48%

Notes to Financial Highlights

(a)  For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Contrarian Core Fund

Financial Highlights (continued)

Class 2	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(a)
Per share data
Net asset value, beginning of period	$10.53		$10.00
Income from investment operations:
Net investment income	0.07		0.08
Net realized and unrealized gain	1.52		0.45
Total from investment operations	1.59		0.53
Net asset value, end of period	$12.12		$10.53
Total return	15.10%		5.30%
Ratios to average net assets(b)
Total gross expenses	1.11	%(c)	1.08	%(c)
Total net expenses(d)	1.02	%(c)	0.97	%(c)
Net investment income	1.28	%(c)	1.20	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,169		$3
Portfolio turnover	22%		48%

Notes to Financial Highlights

(a)  For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Contrarian Core Fund

Notes to Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Contrarian Core Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the

NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

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Columbia Variable Portfolio — Contrarian Core Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.70% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the period ended June 30, 2013 was 0.06% of the Fund's average daily net assets.

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Columbia Variable Portfolio — Contrarian Core Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Other Expenses

Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	May 1, 2013 through April 30, 2014	Prior to May 1, 2013
Class 1	0.77%	0.72%
Class 2	1.02	0.97

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $612,481,482 and $161,315,365, respectively, for the six months ended June 30, 2013.

Note 5. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 100% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

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Columbia Variable Portfolio — Contrarian Core Fund

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 8. Significant Risks

Technology and Technology-related Investment Risk

The Fund invested a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
20

Columbia Variable Portfolio — Contrarian Core Fund

Board Consideration and Approval of
Advisory Agreement

On June 14, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Variable Portfolio — Contrarian Core Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund from the date of its inception through December 31, 2012, including performance relative to a group of mutual funds determined to be comparable to the Fund by an independent third party data provider, as well as performance relative to the benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by the independent third-party data provider);

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2013
21

Columbia Variable Portfolio — Contrarian Core Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and the Investment Manager's affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and the Investment Manager's affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund from its date of inception through December 31, 2012, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. Because the Fund did not have a complete year of performance from its date of inception, the Committee and the Board did not have information regarding the percentile ranking of the Fund's performance relative to the returns of a group of comparable funds. However, the Committee and the Board expected to consider, in connection with their next review and consideration of the continuation of the Advisory Agreement, the investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the independent third party data provider, and a benchmark. The Committee and the Board also considered the expected volatility of the Subadviser's performance, and the Subadviser's expected contribution to the overall performance and volatility of the Fund under varying market conditions.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager supported the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total/net expense ratio are ranked in the third and second quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

Semiannual Report 2013
22

Columbia Variable Portfolio — Contrarian Core Fund

Board Consideration and Approval of
Advisory Agreement (continued)

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts

Semiannual Report 2013
23

Columbia Variable Portfolio — Contrarian Core Fund

Board Consideration and Approval of
Advisory Agreement (continued)

of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2013
24

Columbia Variable Portfolio — Contrarian Core Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
25

Columbia Variable Portfolio — Contrarian Core Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1544 C (8/13)

Semiannual Report

June 30, 2013

Variable Portfolio — AQR Managed Futures
Strategy Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Variable Portfolio — AQR Managed Futures Strategy Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Consolidated Portfolio of Investments	5
Consolidated Statement of Assets and Liabilities	15
Consolidated Statement of Operations	17
Consolidated Statement of Changes in Net Assets	18
Consolidated Financial Highlights	20
Notes to Consolidated Financial Statements	22
Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement	32
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Variable Portfolio — AQR Managed Futures Strategy Fund

Performance Overview

(Unaudited)

Performance Summary

>  Variable Portfolio — AQR Managed Futures Strategy Fund (the Fund) Class 2 shares returned 2.98% for the six-month period ended June 30, 2013.

>  The Fund outperformed its benchmark, the Citigroup 3-Month U.S. Treasury Bill Index, which returned 0.03% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	04/30/12	3.03	6.39	6.36
Class 2	04/30/12	2.98	6.14	6.14
Citigroup 3-Month U.S. Treasury Bill Index		0.03	0.08	0.08

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Variable Portfolio — AQR Managed Futures Strategy Fund

Portfolio Overview

(Unaudited)

Market Exposure Through Derivatives Investments (%) (at June 30, 2013)(a)
Fixed Income Derivative Contracts	(83.4)
Commodities Derivative Contracts	(4.3)
Equity Derivative Contracts	(11.1)
Forward Foreign Currency Exchange Contracts	(1.2)
Total Notional Market Value of Derivative Contracts	(100.0)

(a) The Fund has market exposure to fixed income, equity and commodities asset classes through its investments in futures and swap contracts, and market exposure to foreign currencies through its investments in forward foreign currency exchange contracts. Futures and swap contracts and forward foreign currency exchange contracts are derivative instruments. The Fund may have long or short market exposures. Reflects notional market value of futures and swap contracts and forward foreign currency exchange contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each futures and swap contract are shown in the Consolidated Portfolio of Investments. The notional amount of all outstanding futures, foreign currency exchange contracts and swap contracts is ($1,310,683,686). For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments, and Note 2 to the financial statements. At period end, the Fund held investments in an affiliated money market fund and U.S. Government obligations, which have been segregated to cover obligations relating to the Fund's investment in derivatives. For further information on these holdings, see the Portfolio Holdings table below and the Consolidated Portfolio of Investments.

Portfolio Holdings (%) (at June 30, 2013)(b)
Money Market Funds	81.5
Treasury Bills	12.3
Other Assets and Liabilities	6.2
Total Net Assets	100.0

(b) Percentage based upon net assets. At period end, the Fund held investments in money market funds (including an affiliated fund) and U.S. Government obligations, which have been segregated to cover obligations relating to the Fund's investment in open derivatives contracts. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Portfolio Management

AQR Capital Management, LLC

Clifford Asness, Ph.D.

John Liew, Ph.D.

Brian Hurst

Yao Hua Ooi

Semiannual Report 2013
3

Variable Portfolio — AQR Managed Futures Strategy Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,030.30	1,019.32	5.28	5.25	1.06
Class 2	1,000.00	1,000.00	1,029.80	1,018.39	6.22	6.19	1.25

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Treasury Bills 12.3%

Issuer	Effective Yield	Principal Amount ($)	Value ($)
U.S. Treasury Bills 12/12/13	0.060%	47,784,948	47,785,851
Total Treasury Bills (Cost: $47,784,948)			47,785,851

Money Market Funds 81.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(a)(b)	216,001,440	216,001,440
JPMorgan Prime Money Market Fund, 0.010%(a)	50,000,000	50,000,000
JPMorgan U.S. Treasury Plus Money Market Fund, 0.000%(a)	50,000,000	50,000,000

Total Money Market Funds (Cost: $316,001,440)	316,001,440
Total Investments (Cost: $363,786,388)	363,787,291
Other Assets & Liabilities, Net	24,055,228
Net Assets	387,842,519

Investments in Derivatives

At June 30, 2013, $16,876,080 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at June 30, 2013

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)
Crude Oil Financial	30	USD	2,896,800	July 2013	(39,970)
FTSE/JSE Top 40	36	ZAR	1,267,551	September 2013	10,671
Canadian Bank Accept	(152)	CAD	(35,618,903)	March 2014	19,869
Canadian Bank Accept	(128)	CAD	(30,025,292)	December 2013	(2,718)
Soybean Oil	(229)	USD	(6,199,488)	December 2013	247,608
Cocoa	3	USD	64,920	September 2013	(4,619)
CAC40 10 Euro	108	EUR	5,249,891	July 2013	(133,657)
Canadian Bond, 10-year	(178)	CAD	(22,241,114)	September 2013	573,176
Cotton No.2	27	USD	1,134,135	December 2013	(54,069)
Corn	46	USD	1,258,675	September 2013	(96,164)
Euro-Schatz	(439)	EUR	(63,059,508)	September 2013	70,356
DJIA Mini E-CBOT	114	USD	8,449,680	September 2013	(189,467)
90-Day Eurodollar	(77)	USD	(19,167,225)	March 2014	(7,385)
90-Day Eurodollar	(208)	USD	(51,571,000)	March 2015	(3,817)
90-Day Eurodollar	(105)	USD	(26,121,375)	June 2014	(15,510)
90-Day Eurodollar	(202)	USD	(49,987,425)	June 2015	39,039
90-Day Eurodollar	(182)	USD	(45,192,875)	December 2014	(15,082)
90-Day Eurodollar	(139)	USD	(34,553,663)	September 2014	(25,675)
90-Day Eurodollar	(28)	USD	(6,973,750)	December 2013	(1,100)
Amsterdam Index	36	EUR	3,231,423	July 2013	(57,307)
3-Month Euro Euribor	(76)	EUR	(24,628,705)	March 2014	(24,337)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Futures Contracts Outstanding at June 30, 2013 (continued)

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)
3-Month Euro Euribor	(92)	EUR	(29,728,372)	March 2015	(43,324)
3-Month Euro Euribor	(89)	EUR	(28,822,684)	June 2014	(29,853)
3-Month Euro Euribor	(85)	EUR	(27,441,536)	June 2015	(45,600)
3-Month Euro Euribor	(90)	EUR	(29,127,498)	September 2014	(36,467)
3-Month Euro Euribor	(61)	EUR	(19,782,664)	December 2013	(17,459)
3-Month Euro Euribor	(91)	EUR	(29,428,927)	December 2014	(42,215)
3-Month Euro CHF	(206)	CHF	(54,496,056)	March 2014	3,769
S&P500 E-Mini	(225)	CHF	(59,534,302)	December 2013	7,027
S&P Mid Cap 400 E-Mini	42	USD	4,863,180	September 2013	(93,259)
U.S. Treasury Note, 5-year	(321)	USD	(38,856,048)	September 2013	339,293
Long Gilt	(115)	GBP	(19,572,339)	September 2013	501,081
DAX Index	17	EUR	4,407,076	September 2013	(139,407)
H-Shares Index	(43)	HKD	(2,562,464)	July 2013	(75,493)
Hang Seng Index	11	HKD	1,469,943	July 2013	59,780
Hang Seng Index	(11)	HKD	(1,469,943)	July 2013	(22,962)
IBEX 35 Index	25	EUR	2,495,555	July 2013	(131,715)
SGX S&P CNX Nifty	227	USD	2,645,458	July 2013	96,982
Japan Bond, 10-year	(16)	JPY	(23,020,770)	September 2013	(14,393)
Coffee 'C'	(130)	USD	(5,869,500)	September 2013	405,468
KOSPI2 Index	(17)	KRW	1,801,147	September 2013	43,641
90-Day Sterling	(235)	GBP	(44,374,084)	March 2014	31,719
90-Day Sterling	(234)	GBP	(44,065,141)	March 2015	22,859
NASDAQ 100 E-Mini	(263)	GBP	(49,636,208)	June 2014	41,319
90-Day Sterling	(228)	GBP	(42,885,416)	June 2015	34,340
90-Day Sterling	(207)	GBP	(39,110,572)	December 2013	5,993
90-Day Sterling	(245)	GBP	46,178,500	December 2014	31,782
LME Pri Aluminum	(7)	USD	(309,619)	September 2014	908
Lean Hogs	35	USD	1,364,300	August 2013	(10,409)
LME Nickel	(56)	USD	(4,604,376)	September 2013	566,030
LME Copper	(65)	USD	(10,970,375)	September 2013	817,754
90-Day Sterling	(261)	GBP	(49,228,974)	September 2014	42,980
LME Zinc	(64)	USD	(2,966,400)	September 2013	167,835
S&P500 E-Mini	96	USD	7,676,640	September 2013	(174,716)
NASDAQ 100 E-Mini	138	USD	8,007,450	September 2013	(194,252)
Natural Gas Swap	26	USD	231,725	August 2013	(12,090)
Euro-Bobl	(160)	EUR	(26,074,642)	September 2013	21,278
ICE Euro Gasoline	(27)	USD	(2,384,775)	July 2013	(64,125)
S&P/Toronto Stock Exchange 60 Index	6	CAD	790,492	September 2013	(13,052)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Futures Contracts Outstanding at June 30, 2013 (continued)

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)
MSCI Singapore Index	14	SGD	780,687	July 2013	32,202
Russell 2000 E-Mini	73	USD	7,115,310	September 2013	(85,890)
Euro-Bund	(92)	EUR	(16,947,268)	September 2013	31,350
Sugar #11 (World)	(781)	USD	(14,800,262)	October 2013	(257,608)
Silver	(46)	USD	(4,478,100)	September 2013	76,001
Soybean Meal	137	USD	5,123,800	December 2013	(245,259)
FTSE/MIB Index	65	EUR	6,456,377	September 2013	(376,866)
Soybean	12	USD	751,200	November 2013	(25,916)
TOPIX Index	36	JPY	4,105,263	September 2013	129,243
MSCI Taiwan Index	93	USD	2,599,350	July 2013	88,764
U.S. Treasury Note, 10-year	(215)	USD	(27,210,938)	September 2013	377,549
Euro-Buxl Bond, 30-year	(101)	EUR	(16,898,716)	September 2013	200,265
Globex RBOB Gasoline	25	USD	2,851,380	August 2013	(106,315)
U.S. Treasury Long Bond	(132)	USD	(17,931,375)	September 2013	537,022
Wheat	(236)	USD	(7,761,450)	September 2013	309,095
Australian Bond, 10-year	(141)	AUD	(15,205,761)	September 2013	7,751
SPI 200	15	AUD	1,635,558	September 2013	(8,269)
Australian Bond, 3-year	(395)	AUD	(36,052,521)	September 2013	(81,235)
Globex Heat Oil	(3)	USD	(360,209)	August 2013	101
FTSE 100 Index	(9)	GBP	(843,420)	September 2013	367
Total					2,973,241

Forward Foreign Currency Exchange Contracts Open at June 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	9/18/13	94,432,000 AUD	89,789,089 USD	3,928,898	—
Royal Bank of Scotland	9/18/13	14,890,000 BRL	6,894,087 USD	328,424	—
Royal Bank of Scotland	9/18/13	90,388,000 CAD	77,971,876 USD	679,022	—
Royal Bank of Scotland	9/18/13	6,528,000 CAD	6,188,792 USD	—	(6,332)
Royal Bank of Scotland	9/18/13	51,000 CHF	54,911 USD	499	—
Royal Bank of Scotland	9/18/13	770,000 CHF	815,029 USD	—	(763)
Royal Bank of Scotland	9/18/13	3,000,000,000 COP	1,560,444 USD	11,682	—
Royal Bank of Scotland	9/18/13	200,000,000 COP	102,145 USD	—	(1,106)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	9/18/13	393,400,000 CZK	20,011,309 USD	319,275	—
Royal Bank of Scotland	9/18/13	9,128,000 EUR	9,044,920 USD	154,754	—
Royal Bank of Scotland	9/18/13	17,459,000 GBP	26,902,308 USD	361,963
Royal Bank of Scotland	9/18/13	3,992,000 GBP	5,991,593 USD	—	(76,857)
Royal Bank of Scotland	9/18/13	90,000,000 HUF	395,025 USD	964	—
Royal Bank of Scotland	9/18/13	88,000,000 HUF	3,821,456 USD	—	(31,590)
Royal Bank of Scotland	9/18/13	14,200,000,000 IDR	1,393,441 USD	16,310	—
Royal Bank of Scotland	9/18/13	17,200,000,000 IDR	2,582,410 USD	—	(55,474)
Royal Bank of Scotland	9/18/13	12,800,000 ILS	3,536,319 USD	23,715
Royal Bank of Scotland	9/18/13	2,600,000 ILS	707,332 USD	—	(6,166)
Royal Bank of Scotland	9/18/13	693,000,000 INR	12,042,903 USD	589,831	—
Royal Bank of Scotland	9/18/13	208,000,000 INR	3,419,818 USD	—	(17,755)
Royal Bank of Scotland	9/18/13	6,068,182,000 JPY	162,382,958 USD	312,413	—
Royal Bank of Scotland	9/18/13	145,600,000 MXN	11,304,766 USD	147,577	—
Royal Bank of Scotland	9/18/13	17,000,000 MXN	3,258,550 USD	—	(36,501)
Royal Bank of Scotland	9/18/13	2,100,000 MYR	666,316 USD	8,297	—
Royal Bank of Scotland	9/18/13	16,800,000 MYR	5,210,985 USD	—	(53,149)
Royal Bank of Scotland	9/18/13	168,593,000 NOK	28,604,822 USD	928,642	—
Royal Bank of Scotland	9/18/13	98,994,000 NOK	16,181,952 USD	—	(68,877)
Royal Bank of Scotland	9/18/13	69,188,000 NZD	54,728,411 USD	1,415,031	—
Royal Bank of Scotland	9/18/13	6,892,000 NZD	5,302,940 USD	—	(7,747)
Royal Bank of Scotland	9/18/13	137,000,000 PHP	3,232,208 USD	54,366	—
Royal Bank of Scotland	9/18/13	95,000,000 PHP	2,187,458 USD	—	(16,156)
Royal Bank of Scotland	9/18/13	31,900,000 PLN	9,656,899 USD	103,418	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	9/18/13	14,000,000 PLN	4,187,385 USD	—	(5,364)
Royal Bank of Scotland	9/18/13	451,000,000 RUB	13,846,280 USD	291,840	—
Royal Bank of Scotland	9/18/13	94,000,000 RUB	2,817,308 USD	—	(7,786)
Royal Bank of Scotland	9/18/13	99,457,000 SEK	15,001,499 USD	197,140	—
Royal Bank of Scotland	9/18/13	125,241,000 SEK	18,581,908 USD	—	(60,446)
Royal Bank of Scotland	9/18/13	7,540,000 SGD	5,990,075 USD	40,437	—
Royal Bank of Scotland	9/18/13	5,550,000 SGD	4,359,423 USD	—	(19,954)
Royal Bank of Scotland	9/18/13	26,500,000 TRY	13,891,269 USD	320,808	—
Royal Bank of Scotland	9/18/13	900,000 TRY	457,992 USD	—	(2,893)
Royal Bank of Scotland	9/18/13	414,700,000 TWD	13,910,077 USD	60,103	—
Royal Bank of Scotland	9/18/13	17,000,000 TWD	563,376 USD	—	(4,383)
Royal Bank of Scotland	9/18/13	4,400,000 ZAR	442,044 USD	2,031	—
Royal Bank of Scotland	9/18/13	163,900,000 ZAR	16,098,534 USD	—	(291,944)
Royal Bank of Scotland	9/18/13	16,384,379 USD	17,552,000 AUD	—	(425,613)
Royal Bank of Scotland	9/18/13	960,930 USD	2,200,000 BRL	9,148	—
Royal Bank of Scotland	9/18/13	20,878,230 USD	21,568,000 CAD	—	(410,034)
Royal Bank of Scotland	9/18/13	132,580 USD	127,000 CHF	1,974	—
Royal Bank of Scotland	9/18/13	820,164 USD	766,000 CHF	—	(8,611)
Royal Bank of Scotland	9/18/13	647,307 USD	1,240,000,000 COP	—	(7,152)
Royal Bank of Scotland	9/18/13	18,511,689 USD	360,000,000 CZK	—	(491,528)
Royal Bank of Scotland	9/18/13	55,349,488 USD	42,883,000 EUR	488,813	—
Royal Bank of Scotland	9/18/13	151,682,666 USD	114,893,000 EUR	—	(2,079,558)
Royal Bank of Scotland	9/18/13	3,255,767 USD	2,153,000 GBP	17,122	—
Royal Bank of Scotland	9/18/13	39,661,448 USD	25,732,000 GBP	—	(544,876)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	9/18/13	436,561 USD	100,000,000 HUF	1,285	—
Royal Bank of Scotland	9/18/13	11,982,514 USD	2,722,000,000 HUF	—	(64,343)
Royal Bank of Scotland	9/18/13	1,588,241 USD	6,100,000,000 IDR	—	(26,847)
Royal Bank of Scotland	9/18/13	27,356 USD	100,000 ILS	86	—
Royal Bank of Scotland	9/18/13	11,037,222 USD	40,060,000 ILS	—	(43,868)
Royal Bank of Scotland	9/18/13	12,752,158 USD	735,000,000 INR	—	(604,961)
Royal Bank of Scotland	9/18/13	29,893,498 USD	2,998,476,000 JPY	350,412	—
Royal Bank of Scotland	9/18/13	83,127,516 USD	8,015,117,000 JPY	—	(2,283,621)
Royal Bank of Scotland	9/18/13	14,777,868 USD	190,900,000 MXN	—	(149,380)
Royal Bank of Scotland	9/18/13	5,751,800 USD	18,710,000 MYR	—	(89,184)
Royal Bank of Scotland	9/18/13	21,449,267 USD	125,317,000 NOK	—	(877,263)
Royal Bank of Scotland	9/18/13	73,552,606 USD	92,555,000 NZD	—	(2,233,592)
Royal Bank of Scotland	9/18/13	1,879,347 USD	79,400,000 PHP	—	(37,589)
Royal Bank of Scotland	9/18/13	17,075,487 USD	55,540,000 PLN	—	(442,251)
Royal Bank of Scotland	9/18/13	16,564,860 USD	543,700,000 RUB	—	(224,396)
Royal Bank of Scotland	9/18/13	27,436,148 USD	179,446,000 SEK	—	(725,279)
Royal Bank of Scotland	9/18/13	646,534 USD	820,000 SGD	509	—
Royal Bank of Scotland	9/18/13	4,808,948 USD	6,000,000 SGD	—	(74,489)
Royal Bank of Scotland	9/18/13	6,331,912 USD	12,030,000 TRY	—	(171,436)
Royal Bank of Scotland	9/18/13	2,763,009 USD	83,000,000 TWD	8,990	—
Royal Bank of Scotland	9/18/13	703,282 USD	21,000,000 TWD	—	(1,933)
Royal Bank of Scotland	9/18/13	12,196,992 USD	34,886,359 ZAR	106,775	—
Royal Bank of Scotland	9/18/13	666,710 USD	6,600,000 ZAR	—	(6,688)
Royal Bank of Scotland	9/23/13	830,000,000 CLP	1,643,095 USD	31,083	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	9/23/13	280,000,000 CLP	534,839 USD	—	(8,972)
Royal Bank of Scotland	9/23/13	13,040,000,000 KRW	11,488,685 USD	117,607	—
Royal Bank of Scotland	9/23/13	3,790,000,000 KRW	3,268,666 USD	—	(36,271)
Royal Bank of Scotland	9/23/13	2,882,905 USD	1,465,000,000 CLP	—	(37,608)
Royal Bank of Scotland	9/23/13	18,318,567 USD	20,680,000,000 KRW	—	(285,294)
Total				11,431,244	(13,163,880)

Total Return Swap Contracts on Futures at June 30, 2013

Counterparty	Reference Instrument	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Barclays	Cocoa Futures	September 2013	USD	151,480	(9,730)
Barclays	Coffee C Futures	September 2013	USD	(90,300)	2,850
Barclays	Silver Futures	September 2013	USD	(4,088,700)	471,660
Barclays	Soybean Oil	December 2013	USD	(2,409,408)	119,244
Barclays	Soybean Futures	November 2013	USD	13,271,200	(568,226)
Barclays	Soybean Meal	December 2013	USD	785,400	(34,055)
Barclays	Sugar #11 Futures	September 2013	USD	(265,306)	(2,352)
Barclays	Euro-SCHATZ Futures	September 2013	EUR	(76,561,999)	(64,634)
Barclays	Gold 100 oz.	August 2013	USD	(9,667,230)	1,260,940
Barclays	Lean Hogs Futures	August 2013	USD	2,416,760	(7,440)
Barclays	LME Aluminum Futures	September 2013	USD	(6,855,844)	457,296
Barclays	Wheat Futures	September 2013	USD	(4,406,925)	220,170
Barclays	U.S. Treasury Note, 2-year Futures	September 2013	USD	(84,920,000)	(27,849)
JPMorgan	Swiss Market Index Futures	September 2013	CHF	1,297,718	(14,512)
Total					1,803,362

Notes to Consolidated Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends- Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	205,311,152	588,626,439	(577,936,151)	216,001,440	193,285	216,001,440

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

CLP  Chilean Peso

COP  Colombian Peso

CZK  Czech Koruna

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

HUF  Hungarian Forint

IDR  Indonesian Rupiah

ILS  Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

MXN  Mexican Peso

MYR  Malaysia Ringgits

NOK  Norwegian Krone

NZD  New Zealand Dollar

PHP  Philippine Peso

PLN  Polish Zloty

RUB  Russian Rouble

SEK  Swedish Krona

SGD  Singapore Dollar

TRY  Turkish Lira

TWD  Taiwan Dollar

USD  US Dollar

ZAR  South African Rand

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Short-Term Securities
Treasury Bills	47,785,851	—	—	47,785,851
Total Short-Term Securities	47,785,851	—	—	47,785,851
Other
Money Market Funds	316,001,440	—	—	316,001,440
Total Other	316,001,440	—	—	316,001,440
Investments in Securities	363,787,291	—	—	363,787,291
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	11,431,244	—	11,431,244
Futures Contracts	5,992,267	—	—	5,992,267
Total Return Swap Contracts	—	2,532,160	—	2,532,160
Liabilities
Forward Foreign Currency Exchange Contracts	—	(13,163,880)	—	(13,163,880)
Futures Contracts	(3,019,026)	—	—	(3,019,026)
Total Return Swap Contracts	—	(728,798)	—	(728,798)
Total	366,760,532	70,726	—	366,831,258

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $147,784,948)	$147,785,851
Affiliated issuers (identified cost $216,001,440)	216,001,440
Total investments (identified cost $363,786,388)	363,787,291
Foreign currency (identified cost $405,183)	403,525
Cash collateral held at broker	5,722,090
Margin deposits	16,876,080
Unrealized appreciation on forward foreign currency exchange contracts	11,431,244
Unrealized appreciation on swap contracts	2,532,160
Receivable for:
Capital shares sold	65,471
Dividends	25,493
Expense reimbursement due from Investment Manager	1,941
Due from broker	1,761,438
Trustees' deferred compensation plan	3,297
Total assets	402,610,030
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	13,163,880
Unrealized depreciation on swap contracts	728,798
Payable for:
Variation margin	434,076
Due to broker	398,924
Investment management fees	10,335
Distribution and/or service fees	8
Transfer agent fees	608
Administration fees	811
Compensation of board members	3,721
Chief compliance officer expenses	73
Other expenses	22,980
Trustees' deferred compensation plan	3,297
Total liabilities	14,767,511
Net assets applicable to outstanding capital stock	$387,842,519

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
15

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

Represented by
Paid-in capital	$374,712,886
Excess of distributions over net investment income	(12,736,358)
Accumulated net realized gain	22,923,367
Unrealized appreciation (depreciation) on:
Investments	903
Foreign currency translations	(102,246)
Forward foreign currency exchange contracts	(1,732,636)
Futures contracts	2,973,241
Swap contracts	1,803,362
Total — representing net assets applicable to outstanding capital stock	$387,842,519
Class 1
Net assets	$386,521,890
Shares outstanding	37,705,208
Net asset value per share	$10.25
Class 2
Net assets	$1,320,629
Shares outstanding	128,836
Net asset value per share	$10.25

Semiannual Report 2013
16

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Statement of Operations

Six months ended June 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,388
Dividends — affiliated issuers	193,285
Interest	3,131
Total income	197,804
Expenses:
Investment management fees	1,950,667
Distribution and/or service fees
Class 2	211
Transfer agent fees
Class 1	114,695
Class 2	50
Administration fees	152,993
Compensation of board members	13,814
Custodian fees	11,111
Printing and postage fees	9,192
Professional fees	19,154
Chief compliance officer expenses	149
Other	13,207
Total expenses	2,285,243
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(258,014)
Total net expenses	2,027,229
Net investment loss	(1,829,425)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Foreign currency translations	166,568
Forward foreign currency exchange contracts	15,611,501
Futures contracts	1,446,582
Swap contracts	5,348,042
Net realized gain	22,572,693
Net change in unrealized appreciation (depreciation) on:
Investments	2,619
Foreign currency translations	(606,391)
Forward foreign currency exchange contracts	(11,353,616)
Futures contracts	793,935
Swap contracts	1,948,008
Net change in unrealized appreciation (depreciation)	(9,215,445)
Net realized and unrealized gain	13,357,248
Net increase in net assets resulting from operations	$11,527,823

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
17

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Statements of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012(a)
Operations
Net investment loss	$(1,829,425)	$(2,087,384)
Net realized gain (loss)	22,572,693	(950,241)
Net change in unrealized appreciation (depreciation)	(9,215,445)	12,158,069
Net increase in net assets resulting from operations	11,527,823	9,120,444
Distributions to shareholders
Net investment income
Class 1	(14,800,135)	—
Class 2	(44,458)	—
Net realized gains
Class 1	(3,028,796)	—
Class 2	(9,699)	—
Total distributions to shareholders	(17,883,088)	—
Increase (decrease) in net assets from capital stock activity	18,553,159	366,457,966
Increase from contribution fees from affiliates	—	46,215
Total increase in net assets	12,197,894	375,624,625
Net assets at beginning of period	375,644,625	20,000
Net assets at end of period	$387,842,519	$375,644,625
Undistributed (excess of distributions over) net investment income	$(12,736,358)	$3,937,660

(a) For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Statements of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(a)
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class 1 shares
Subscriptions	189,710	2,032,557	36,542,455	371,790,264
Distributions reinvested	1,739,408	17,828,931	—	—
Redemptions	(253,477)	(2,702,836)	(514,638)	(5,332,298)
Net increase	1,675,641	17,158,652	36,027,817	366,457,966
Class 2 shares
Subscriptions	126,250	1,372,064	—	—
Distributions reinvested	5,284	54,158	—	—
Redemptions	(2,948)	(31,715)	—	—
Net increase	128,586	1,394,507	—	—
Total net increase	1,804,227	18,553,159	36,027,817	366,457,966

(a) For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

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Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 1	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(a)
Per share data
Net asset value, beginning of period	$10.43		$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.06)
Net realized and unrealized gain	0.37		0.49
Increase from payments by affiliate	—		0.00	(b)
Total from investment operations	0.32		0.43
Less distributions to shareholders:
Net investment income	(0.42)		—
Net realized gains	(0.08)		—
Total distributions to shareholders	(0.50)		—
Net asset value, end of period	$10.25		$10.43
Total return	3.03%		4.30	%(c)
Ratios to average net assets(d)
Total gross expenses	1.19	%(e)	1.20	%(e)
Total net expenses(f)	1.06	%(e)	1.09	%(e)
Net investment loss	(0.96	%)(e)	(0.95	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$386,522		$375,642
Portfolio turnover	0%		0%

Notes to Consolidated Financial Highlights

(a)  For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

(b)  Rounds to zero.

(c)  Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
20

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Financial Highlights (continued)

Class 2	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(a)
Per share data
Net asset value, beginning of period	$10.41		$10.00
Income from investment operations:
Net investment loss	(0.06)		(0.08)
Net realized and unrealized gain	0.37		0.49
Total from investment operations	0.31		0.41
Less distributions to shareholders:
Net investment income	(0.39)		—
Net realized gains	(0.08)		—
Total distributions to shareholders	(0.47)		—
Net asset value, end of period	$10.25		$10.41
Total return	2.98%		4.10%
Ratios to average net assets(b)
Total gross expenses	1.51	%(c)	1.44	%(c)
Total net expenses(d)	1.25	%(c)	1.34	%(c)
Net investment loss	(1.16	%)(c)	(1.17	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$1,321		$3
Portfolio turnover	0%		0%

Notes to Consolidated Financial Highlights

(a)  For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
21

Variable Portfolio — AQR Managed Futures Strategy Fund

Notes to Consolidated Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Variable Portfolio — AQR Managed Futures Strategy Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund may invest in securities and instruments, including derivatives, indirectly through an off-shore, wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, which is managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), the Fund's investment manager, and subadvised by AQR Capital Management, LLC (AQR), the Fund's subadviser, has substantially the same investment objectives as the Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the

Semiannual Report 2013
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Variable Portfolio — AQR Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund and the amount of any initial margin held by the counterparty. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. With exchange traded purchased options and futures and centrally cleared swap contracts, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded futures and options and centrally cleared swap contracts with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent

Semiannual Report 2013
23

Variable Portfolio — AQR Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to obtain and manage long and short exposure to foreign currencies. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage

Semiannual Report 2013
24

Variable Portfolio — AQR Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

exposure to movements in interest rates, manage exposure to the securities market, and to obtain and manage long and short exposure to sovereign bonds, equity indices, and commodities. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits on futures contracts. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. In the event of a bankruptcy or insolvency of a futures commission merchant that holds the margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, resulting in a loss. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Total Return Swap Contracts

The Fund entered into total return swap contracts to obtain and manage long and short exposure to sovereign bonds and commodities, and the Swiss Market Index. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to a reference security or market without owning, taking physical custody of, or short selling such security or securities in a market.

Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain or (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap contracts may be subject to liquidity risk, which exists when a particular swap contract is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swap contracts are subject to the risk associated with the investment in the reference securities. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the reference securities. This risk may be offset if the Fund holds any of the reference securities. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.

Total return swap contracts are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into total return swap contracts only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager.

At June 30, 2013, the Fund had posted $55,152,090 cash as collateral for total return swap transactions.

Semiannual Report 2013
25

Variable Portfolio — AQR Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

Offsetting of Derivative Assets and Derivative Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral pledged by the Fund as of June 30, 2013.

		Gross Amounts	Net Amounts of Assets Presented	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Offset in the Consolidated Statement of Assets and Liabilities ($)	in the Consolidated Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward foreign currency exchange contracts	11,431,244	—	11,431,244	11,431,244	—	—	—
Swap contracts	2,532,160	—	2,532,160	714,286	—	—	1,817,874
Total asset derivatives	13,963,404	—	13,963,404	12,145,530	—	—	1,817,874
		Gross Amounts	Net Amounts of Liabilities Presented	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities($)	Offset in the Consolidated Statement of Assets and Liabilities($)	in the Consolidated Statement of Assets and Liabilities($)	Financial Instruments($)(c)	Cash Collateral Pledged($)	Securities Collateral Pledged($)	Net Amount($)(d)
Liability Derivatives:
Forward foreign currency exchange contracts	13,163,880	—	13,163,880	11,431,244	—	—	1,732,636
Swap contracts	728,798	—	728,798	714,286	14,512	—	—
Total liability derivatives	13,892,678	—	13,892,678	12,145,530	14,512	—	1,732,636

(a)  Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(b)  Represents the net amount due from counterparties in the event of default.

(c)  Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(d)  Represents the net amount due to counterparties in the event of default.
Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Consolidated Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	509,996	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	11,431,244

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Variable Portfolio — AQR Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Net assets — unrealized appreciation on futures contracts	42,808	*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	2,408,369	*
Commodity-related investment risk	Unrealized appreciation on swap contracts	2,532,160
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	3,031,094	*
Total		19,955,671
Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Unrealized depreciation on swap contracts	14,512
Equity risk	Net assets — unrealized depreciation on futures contracts	1,696,312	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	13,163,880
Foreign exchange risk	Net assets — unrealized depreciation on futures contracts	68,569	*
Interest rate risk	Unrealized depreciation on swap contracts	92,483
Interest rate risk	Net assets — unrealized depreciation on futures contracts	337,601	*
Commodity-related investment risk	Unrealized depreciation on swap contracts	621,803
Commodity-related investment risk	Net assets — unrealized depreciation on futures contracts	916,544	*
Total		16,911,704

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Consolidated Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Equity risk	—	8,979,341	1,897,244	10,876,585
Foreign exchange risk	15,611,501	(633,871)	—	14,977,630
Interest rate risk	—	(6,777,855)	(1,988,320)	(8,766,175)
Commodity- related investment risk	—	(101,033)	5,439,118	5,338,085
Total	15,611,501	1,466,582	5,348,042	22,426,125
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Equity risk	—	(2,478,980)	148,292	(2,330,688)
Foreign exchange risk	(11,353,616)	(6,992)	—	(11,360,608)
Interest rate risk	—	2,122,410	(282,224)	1,840,186
Commodity- related investment risk	—	1,157,497	2,081,940	3,239,437
Total	(11,353,616)	793,935	1,948,008	(8,611,673)

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	1,785
Futures contracts	64,573
Swap contracts	6,982

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts,

Semiannual Report 2013
27

Variable Portfolio — AQR Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Consolidated Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts (variable subaccounts or variable accounts) are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the next calculated net asset value after the distribution is paid.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Basis for Consolidation

VPMF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary operates as an investment vehicle to provide the Fund with exposure to the commodities markets consistent with the Fund's investment objective and policies as stated in its prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial Inc. (Ameriprise Financial) is responsible for the Subsidiary's day-to-day business pursuant to a separate investment management services agreement between the Subsidiary and the Investment Manager. At June 30, 2013, the Fund's investment in the Subsidiary represented $86,613,236 or 22.3% of the net assets of the Fund.

The consolidated financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.

Semiannual Report 2013
28

Variable Portfolio — AQR Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 1.02% to 0.90% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 1.02% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with AQR to subadvise the assets of the Fund. The Investment Manager compensates AQR to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	May 1, 2013 through April 30, 2014	Prior to May 1, 2013
Class 1	1.00%	1.09%
Class 2	1.25	1.34

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds

Semiannual Report 2013
29

Variable Portfolio — AQR Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2013, the cost of investments for federal income tax purposes was approximately $363,786,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,000
Unrealized depreciation	—
Net unrealized appreciation	$1,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Payments by Affiliates

During the year ended December 31, 2012, the Investment Manager reimbursed Class 1 of the Fund $46,215 for a loss on a trading error. The payment has been included in "Increase from contribution from affiliate" in the Consolidated Statement of Changes in Net Assets. No payment was made to Class 2 as there were no shareholder transactions at the time of the trading error.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 100% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or

Semiannual Report 2013
30

Variable Portfolio — AQR Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

currency devaluation which could hurt their economies and securities markets.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
31

Variable Portfolio — AQR Managed Futures Strategy Fund

Board Consideration and Approval of Advisory Agreement
and Subadvisory Agreement

On June 14, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") and the Subadvisory Agreement (the "Subadvisory Agreement") between AQR Capital Management, LLC (the "Subadviser") with respect to Variable Portfolio — AQR Managed Futures Strategy Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement and the Subadvisory Agreement (collectively, the "Agreements").

In connection with their deliberations regarding the continuation of the Agreements, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Agreements. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Agreements for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Agreements. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Agreements for the Fund included the following:

•  Information on the investment performance of the Fund from the date of its inception through December 31, 2012, including performance relative to a group of mutual funds determined to be comparable to the Fund by an independent third party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by the independent third-party data provider);

•  The terms and conditions of the Agreements;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;

Semiannual Report 2013
32

Variable Portfolio — AQR Managed Futures Strategy Fund

Board Consideration and Approval of Advisory Agreement
and Subadvisory Agreement (continued)

•  Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services, including an assessment of the Investment Manager's and the Subadviser's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and the Subadviser and their affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and the Subadviser and their affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager's and the Subadviser's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. The Committee and the Board also noted that the Board had approved each Subadviser's code of ethics and compliance program, and that the Chief Compliance Officer of the Funds monitors each code of ethics and compliance program.

The Committee and the Board considered the diligence and selection process undertaken to select the Subadviser, including the Investment Manager's rationale for recommending approval of the Subadvisory Agreement, and the process for monitoring the Subadviser's ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into a new Subadvisory Agreement without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Agreements.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund from its date of inception through December 31, 2012, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. Because the Fund did not have a complete year of performance from its date of inception, the Committee and the Board did not have information regarding the percentile ranking of the Fund's performance relative to the returns of a group of comparable funds. However, the Committee and the Board expected to consider, in connection with their next review and consideration of the continuation of the Agreements, the investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the independent third party data provider, and a benchmark. The Committee and the Board also considered the expected volatility of the Subadviser's performance, and the Subadviser's expected contribution to the overall performance and volatility of the Fund under varying market conditions. In this regard, the Committee and the Board noted that the Fund is

Semiannual Report 2013
33

Variable Portfolio — AQR Managed Futures Strategy Fund

Board Consideration and Approval of Advisory Agreement
and Subadvisory Agreement (continued)

intended to serve as an underlying fund in a fund-of-funds structure, and considered the percentage of each fund-of-funds that was expected to be invested in funds advised solely by the Investment Manager.

The Committee and the Board also considered the Investment Manager's and Subadviser's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser supported the continuation of the Agreements.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Agreements, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are ranked in the fourth and fifth quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Agreements.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Agreements.

Semiannual Report 2013
34

Variable Portfolio — AQR Managed Futures Strategy Fund

Board Consideration and Approval of Advisory Agreement
and Subadvisory Agreement (continued)

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager and the Subadviser of services to the Fund, to groups of related funds, and to the Investment Manager's and the Subadviser's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager and/or the Subadviser in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

The Committee and the Board noted that the breakpoints in the Advisory Agreement did not occur at the same levels as the breakpoints in the Subadvisory Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Advisory Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser's ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as a new Subadviser might need to be added as the Fund grows, increasing the Investment Manager's cost of compensating and overseeing the Fund's Subadviser.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Agreements.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Agreements.

Semiannual Report 2013
35

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Semiannual Report 2013
36

Variable Portfolio — AQR Managed Futures Strategy Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
37

Variable Portfolio — AQR Managed Futures Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1539 D (8/13)

Semiannual Report

June 30, 2013

Variable Portfolio — Eaton Vance Global Macro
Advantage Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Consolidated Portfolio of Investments	6
Consolidated Statement of Assets and Liabilities	23
Consolidated Statement of Operations	25
Consolidated Statement of Changes in Net Assets	26
Consolidated Financial Highlights	28
Notes to Consolidated Financial Statements	30
Board Consideration of Advisory Agreement and Subadvisory Agreement	43
Important Information About This Report	49

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Performance Overview

(Unaudited)

Performance Summary

>  Variable Portfolio — Eaton Vance Global Macro Advantage Fund (the Fund) Class 2 shares returned -0.50% for the six-month period ended June 30, 2013.

>  The Fund underperformed its benchmark, the Citigroup 3-Month U.S. Treasury Bill Index, which returned 0.03% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	1 Year	Life
Class 1	04/30/12	-0.40	1.52	0.00
Class 2	04/30/12	-0.50	1.32	-0.17
Citigroup 3-Month U.S. Treasury Bill Index		0.03	0.08	0.08

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Portfolio Overview

(Unaudited)

Portfolio Holdings (%) (at June 30, 2013)(a)
Common Stocks	1.9
Corporate Bonds & Notes	0.7
Foreign Government Obligations	26.4
Inflation-Indexed Bonds	5.1
Options Purchased Puts	0.5
Options Purchased Calls	0.0	(b)
Money Market Funds	15.5
Treasury Bills	47.4
Other Assets and Liabilities	2.5
Total Net Assets	100.0

(a) Percentage based upon net assets. At period end, the Fund held investments in money market funds (including an affiliated fund) and U.S. Government obligations, which have been segregated to cover obligations relating to the Fund's investment in open derivatives contracts. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments, and Note 2 to the consolidated financial statements.

(b) Rounds to zero.

Top Ten Holdings (%) (at June 30, 2013)
Mexican Bonos 7.000% 06/19/14	7.3
Norway Treasury Bills 1.520% 09/18/13	5.1
Turkey Government Bond 3.000% 01/06/21	4.1
Singapore Government Bond 0.290% 11/15/13	3.0
Serbia Treasury Bills 10.140% 02/20/14	2.9
Romania Government Bond 5.750% 01/27/16	2.7
Singapore Treasury Bills 0.020% 09/05/13	2.6
Philippine Government International Bond 6.250% 01/14/36	2.5
Romania Government Bond 5.800% 10/26/15	2.4
Slovenia Government Bond 5.850% 05/10/23	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Consolidated Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Eaton Vance Management

John Baur

Michael Cirami, CFA

Eric Stein, CFA

Semiannual Report 2013
3

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Portfolio Overview (continued)

(Unaudited)

Country Breakdown (%) (at June 30, 2013)
Albania	0.4
Australia	2.3
Cyprus	0.1
France	0.5
Germany	1.0
Guatemala	0.5
Lebanon	1.9
Luxembourg	0.4
Mexico	6.9
Mongolia	0.2
New Zealand	2.6
Norway	4.3
Paraguay	0.2
Philippines	2.1
Romania	6.7
Rwanda	0.5
Serbia	7.0
Singapore	5.1
Slovenia	3.3
Sri Lanka	1.4
Turkey	3.9
United States	48.1
Other(a)	0.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Consists of purchased options.

Semiannual Report 2013
4

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 – June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	996.00	1,018.49	6.02	6.09	1.23
Class 2	1,000.00	1,000.00	995.00	1,017.75	6.75	6.83	1.38

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.13% for Class 1. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2013. If this change had been in place for the entire six month period ended June 30, 2013, the actual expenses paid would have been $996 for Class 1; the hypothetical expenses paid would have been $1,018.98 for Class 1.

Other share classes may have had expense waiver changes; however, the changes were not considered significant.

Semiannual Report 2013
5

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 0.7%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Serbia 0.7%
Serbia Government Bond 04/04/15	10.000%	RSD	200,000,000	2,241,633
Total Corporate Bonds & Notes (Cost: $2,333,324)				2,241,633
Inflation-Indexed Bonds(a) 5.1%
Turkey 3.4%
Turkey Government Bond 01/06/21	3.000%	TRY	22,012,888	11,503,745
Australia 0.6%
Australia Government Bond Senior Unsecured 02/21/22	1.250%	AUD	2,269,000	2,110,976
New Zealand 1.1%
New Zealand Government Bond Senior Unsecured 09/20/25	2.000%	NZD	5,039,065	3,889,410
Total Inflation-Indexed Bonds (Cost: $18,226,210)				17,504,131
Foreign Government Obligations(a) 26.4%
Albania 0.4%
Albania Government International Bond Senior Unsecured 11/04/15	7.500%	EUR	950,000	1,248,933
Australia 1.6%
Australia Government Bond Senior Unsecured 07/15/22	5.750%	AUD	5,182,000	5,479,655
Cyprus 0.1%
Cyprus Government International Bond Senior Unsecured 11/01/15	3.750%	EUR	350,000	343,961
Guatemala 0.5%
Guatemala Government Bond Senior Unsecured(b) 02/13/28	4.875%		1,870,000	1,692,350

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Lebanon 0.9%
Lebanon Government Bond 07/25/13	5.340%	LBP	584,850,000	387,062
08/08/13	5.340%	LBP	2,286,650,000	1,513,856
07/17/14	9.000%	LBP	363,660,000	249,020
08/28/14	8.380%	LBP	564,430,000	385,103
Republic of Lebanon 01/09/14	5.940%	LBP	542,950,000	360,640
07/31/14	8.740%	LBP	215,900,000	147,600
Total				3,043,281
Mexico 6.7%
Mexican Bonos 06/19/14	7.000%	MXN	25,602,590	20,309,497
12/18/14	9.500%	MXN	3,215,000	2,666,315
Total				22,975,812
Mongolia 0.2%
Mongolia Government International Bond Senior Unsecured(b) 01/05/18	4.125%		660,000	615,784
New Zealand 1.3%
New Zealand Government Bond Senior Unsecured 12/15/17	6.000%	NZD	2,260,000	1,937,734
03/15/19	5.000%	NZD	2,260,000	1,872,250
05/15/21	6.000%	NZD	936,000	825,176
Total				4,635,160
Paraguay 0.2%
Republic of Paraguay Senior Unsecured(b) 01/25/23	4.625%		779,000	751,735
Philippines 2.0%
Philippine Government International Bond Senior Unsecured 01/14/36	6.250%	PHP	282,000,000	6,919,444
Romania 5.6%
Romania Government Bond 07/28/14	5.850%	RON	4,500,000	1,323,847
04/30/15	6.000%	RON	2,510,000	740,842
10/26/15	5.800%	RON	22,950,000	6,767,073
01/27/16	5.750%	RON	25,530,000	7,527,816
04/30/16	6.000%	RON	810,000	240,333
07/26/17	5.900%	RON	8,520,000	2,494,386
Total				19,094,297

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Rwanda 0.5%
Rwanda Government Bond(b) 05/02/23	6.625%		2,059,000	1,811,920
Serbia 1.4%
Serbia Government Bond 05/16/15	10.000%	RSD	150,100,000	1,679,110
Serbia Government Bond 02/21/16	10.000%	RSD	232,180,000	2,555,184
Serbia Treasury Bonds 04/25/16	10.000%	RSD	39,250,000	430,182
Total				4,664,476
Slovenia 3.2%
Slovenia Government Bond 01/18/21	4.375%	EUR	3,337,000	3,865,808
Senior Unsecured 01/26/20	4.125%	EUR	852,000	994,600
Slovenia Government Bond(b) 05/10/23	5.850%		6,416,000	5,976,594
Total				10,837,002
Sri Lanka 1.4%
Republic of Sri Lanka Senior Unsecured(b) 07/27/21	6.250%		2,246,000	2,212,310
Sri Lanka Government International Bond Senior Unsecured 07/27/21	6.250%		1,437,000	1,415,445
Sri Lanka Government International Bond(b) Senior Unsecured 07/25/22	5.875%		1,080,000	1,008,577
Total				4,636,332
Turkey 0.4%
Turkey Government Bond(c) 07/17/13	0.000%	TRY	1,204,779	623,366
04/09/14	0.000%	TRY	1,736,653	848,839
Total				1,472,205
Total Foreign Government Obligations (Cost: $91,223,548)				90,222,347

Common Stocks 1.9%

Issuer	Shares	Value ($)
France 0.5%
Sanofi	9,290	960,405
Total SA	16,350	798,586
Total		1,758,991
Germany 1.0%
Deutsche Euroshop AG	29,450	1,170,423
Deutsche Wohnen AG	64,167	1,087,793
GSW Immobilien AG	29,216	1,128,980
Total		3,387,196
Luxembourg 0.4%
GAGFAH SA(d)	101,491	1,251,112
Total Common Stocks (Cost: $5,690,636)		6,397,299
Options Purchased Calls(g) —%

Issuer	Contracts	Exercise Price ($)		Expiration Date	Value ($)
Colombian Peso
	1,814,907,000	COP	1,757.00	02/18/14	2,666
	5,551,326,000	COP	1,757.00	02/18/14	8,155
	2,056,865,000	COP	1,757.00	02/18/14	3,022
	5,714,774,000	COP	1,757.00	02/18/14	8,395
	5,539,317,000	COP	1,757.00	02/18/14	8,137
	1,352,500,000	COP	1,757.00	02/18/14	1,987
	3,706,400,000	COP	1,757.00	02/18/14	5,445
	2,137,100,000	COP	1,757.00	02/18/14	3,139
Indian Rupee
	616,000,000	INR	55.00	07/01/13	93
	333,900,000	INR	53.00	07/03/13	56
	466,400,000	INR	53.00	07/03/13	79
	420,000,000	INR	54.00	08/12/13	2,396
	976,000,000	INR	54.00	08/12/13	5,568
	421,000,000	INR	54.00	08/12/13	2,402
	511,000,000	INR	55.00	08/19/13	4,480
Total Options Purchased Calls (Cost: $1,030,420)					56,020
Options Purchased Puts(h) 0.5%
Brent Crude Oil Futures
	146		94.80	09/30/13	328,062

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Options Purchased Puts(h) (continued)

Issuer	Contracts	Exercise Price ($)		Expiration Date	Value ($)
British Pound
	23,194,000	GBP	1.35	03/13/14	176,596
	11,579,000	GBP	1.40	03/13/14	154,766
Euro
	5,040,163	EUR	1.28	07/18/13	20,554
	5,700,000	EUR	1.26	10/31/13	67,873
	11,793,982	EUR	1.26	01/21/14	232,086
	15,000,000	EUR	1.23	04/29/14	311,420
U.S. Dollar
	4,394,000	USD	56.50	06/09/14	39,858
	4,414,000	USD	56.50	06/09/14	40,039
	3,899,000	USD	1,845.00	06/12/14	43,201
	8,617,000	USD	57.00	06/16/14	92,228
	6,813,882	USD	58.00	06/19/14	98,236
	5,668,000	USD	59.00	07/01/14	128,238
	5,952,000	USD	59.00	07/01/14	120,825
Total Options Purchased Puts (Cost: $3,162,810)					1,853,982
Treasury Bills(a) 47.4%

Issuer	Effective Yield	Principal Amount ($)		Value ($)
Lebanon 1.0%
Lebanon Treasury Bills 07/11/13	4.240%	LBP	597,940,000	394,866
10/10/13	4.750%	LBP	615,050,000	401,352
11/07/13	4.800%	LBP	176,770,000	114,915
11/21/13	4.830%	LBP	507,870,000	329,529
12/05/13	4.850%	LBP	1,123,940,000	727,874
12/19/13	4.870%	LBP	427,160,000	276,105
04/17/14	5.270%	LBP	727,900,000	461,861
05/29/14	5.320%	LBP	568,780,000	358,677
06/12/14	5.380%	LBP	488,130,000	307,031
Total				3,372,210
Norway 4.2%
Norway Treasury Bills 09/18/13	1.520%	NOK	87,505,000	14,356,677
Romania 1.0%
Romania Treasury Bills 01/15/14	4.860%	RON	11,800,000	3,350,596

Treasury Bills(a) (continued)

Issuer	Effective Yield	Principal Amount ($)		Value ($)
Serbia 4.8%
Serbia Treasury Bills 12/12/13	9.950%	RSD	296,310,000	3,246,304
02/20/14	10.140%	RSD	765,600,000	8,228,077
04/03/14	10.230%	RSD	70,000,000	743,702
05/22/14	10.330%	RSD	156,000,000	1,635,191
05/29/14	10.340%	RSD	256,000,000	2,678,210
Total				16,531,484
Singapore 4.9%
Monetary Authority of Singapore 09/20/13	0.260%	SGD	1,342,000	1,058,142
Singapore Treasury Bills 09/05/13	0.270%	SGD	9,166,000	7,227,898
11/15/13	0.290%	SGD	10,831,000	8,535,822
Total				16,821,862
United States 31.5%
U.S. Treasury Bills 07/25/13(i)	0.020%		31,800,000	31,799,550
08/22/13	0.030%		20,000,000	19,999,116
09/19/13(i)	0.030%		55,600,000	55,595,663
Total				107,394,329
Total Treasury Bills (Cost: $163,111,108)				161,827,158
Money Market Funds 15.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106%(e)(f)	52,852,078	52,852,078
Total Money Market Funds (Cost: $52,852,078)		52,852,078
Total Investments (Cost: $337,630,134)		332,954,648
Other Assets & Liabilities, Net		8,570,680
Net Assets		341,525,328

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2013

At June 30, 2013, securities totaling $163,652 were pledged as collateral to cover open forward foreign currency exchange contracts. In addition, cash totaling $1,382,686 was received from broker as collateral.

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	July 1, 2013	96,300,000 (PHP)	2,227,105 (USD)	2,062	—
J.P. Morgan Securities, Inc.	July 1, 2013	86,534,000 (PHP)	2,044,030 (USD)	—	(40,928)
J.P. Morgan Securities, Inc.	July 2, 2013	341,473,000 (INR)	5,705,004 (USD)	41,281	—
Citigroup Global Markets Inc.	July 5, 2013	257,360 (EUR)	29,285,000 (RSD)	291	—
Standard Charter Bank	July 5, 2013	139,354,000 (PHP)	3,315,584 (USD)	—	(88,711)
Goldman, Sachs & Co.	July 9, 2013	3,683,471 (USD)	11,800,000 (MYR)	—	(44,999)
Standard Charter Bank	July 9, 2013	341,473,000 (INR)	5,698,340 (USD)	34,543	—
Goldman, Sachs & Co.	July 10, 2013	119,939,000 (PHP)	2,820,448 (USD)	—	(41,589)
Citigroup Global Markets Inc.	July 11, 2013	207,400,000 (RUB)	6,655,756 (USD)	—	(350,916)
Citigroup Global Markets Inc.	July 11, 2013	6,202,962 (USD)	196,405,000 (RUB)	232,364	—
Goldman, Sachs & Co.	July 11, 2013	342,471 (USD)	10,995,000 (RUB)	8,229	—
Citigroup Global Markets Inc.	July 12, 2013	2,020,558 (EUR)	232,222,709 (RSD)	—	(24,072)
Citigroup Global Markets Inc.	July 12, 2013	272,700,000 (RSD)	2,374,195 (EUR)	26,386	—
J.P. Morgan Securities, Inc.	July 15, 2013	19,318,108 (EUR)	5,804,915,000 (HUF)	—	(436,309)
Morgan Stanley Co.	July 15, 2013	8,764,000 (PEN)	3,176,283 (USD)	—	(30,043)
Standard Charter Bank	July 15, 2013	1,997,157 (EUR)	600,864,703 (HUF)	—	(48,356)
Standard Charter Bank	July 15, 2013	9,657,380 (PEN)	3,502,604 (USD)	—	(35,645)
Standard Charter Bank	July 15, 2013	8,507,759 (USD)	253,829,000 (TWD)	36,646	—
Goldman, Sachs & Co.	July 16, 2013	26,571,478 (USD)	2,636,725,000 (JPY)	—	(15,198)
Goldman, Sachs & Co.	July 16, 2013	6,560,330 (USD)	628,627,000 (JPY)	221,746	—
Citigroup Global Markets Inc.	July 17, 2013	11,738,165 (USD)	378,673,187 (RUB)	235,856	—
J.P. Morgan Securities, Inc.	July 17, 2013	565,526 (USD)	1,021,000 (TRY)	37,410	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Charter Bank	July 17, 2013	5,721,000 (MYR)	1,811,762 (USD)	—	(7,575)
Standard Charter Bank	July 17, 2013	2,437,000 (TRY)	1,311,273 (USD)	—	(50,726)
Standard Charter Bank	July 17, 2013	2,054,155 (USD)	6,600,000 (MYR)	—	(27,235)
Standard Charter Bank	July 17, 2013	3,926,385 (USD)	126,386,411 (RUB)	87,361	—
Goldman, Sachs & Co.	July 18, 2013	6,616,693 (USD)	6,899,000 (AUD)	314,865	—
J.P. Morgan Securities, Inc.	July 18, 2013	12,724,000 (CNH)	2,048,261 (USD)	22,530	—
J.P. Morgan Securities, Inc.	July 18, 2013	2,063,876 (USD)	12,724,000 (CNH)	—	(6,915)
Standard Charter Bank	July 18, 2013	25,448,000 (CNH)	4,112,505 (USD)	29,077	—
Standard Charter Bank	July 18, 2013	175,283,000 (INR)	3,019,206 (USD)	—	(85,280)
Standard Charter Bank	July 18, 2013	4,134,122 (USD)	25,448,000 (CNH)	—	(7,460)
Citigroup Global Markets Inc.	July 19, 2013	282,000 (SGD)	228,803 (USD)	—	(6,310)
Citigroup Global Markets Inc.	July 22, 2013	28,127,000 (CNH)	4,535,369 (USD)	40,343	—
Citigroup Global Markets Inc.	July 22, 2013	4,559,927 (USD)	28,127,000 (CNH)	—	(15,785)
Goldman, Sachs & Co.	July 22, 2013	1,296,000 (EUR)	1,730,799 (USD)	—	(43,722)
Goldman, Sachs & Co.	July 22, 2013	1,729,992 (USD)	1,296,000 (EUR)	42,915	—
J.P. Morgan Securities, Inc.	July 22, 2013	7,817,483 (USD)	8,438,269 (AUD)	116,061	—
Standard Charter Bank	July 22, 2013	28,127,000 (CNH)	4,561,110 (USD)	14,602	—
Standard Charter Bank	July 22, 2013	4,568,593 (USD)	28,127,000 (CNH)	—	(7,120)
Goldman, Sachs & Co.	July 24, 2013	341,473,000 (INR)	5,677,024 (USD)	27,139	—
Standard Charter Bank	July 24, 2013	3,473,007 (USD)	114,485,239 (RUB)	—	(1,293)
Standard Charter Bank	July 25, 2013	86,165,000 (PHP)	2,021,656 (USD)	—	(21,946)
Standard Charter Bank	July 25, 2013	42,700,000 (PHP)	987,969 (USD)	3,009	—
Standard Charter Bank	July 29, 2013	8,852,800,000 (COP)	4,571,724 (USD)	21,631	—
Citigroup Global Markets Inc.	July 31, 2013	152,500,000 (INR)	2,769,530 (USD)	—	(228,067)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	August 5, 2013	4,900,435 (USD)	3,770,000 (EUR)	—	(7,486)
Standard Charter Bank	August 7, 2013	7,613,300 (ZAR)	757,271 (USD)	8,760	—
Goldman, Sachs & Co.	August 12, 2013	19,846,322 (USD)	12,795,640 (GBP)	390,336	—
Goldman, Sachs & Co.	August 15, 2013	91,530,000 (SEK)	10,660,874 (EUR)	—	(244,885)
Goldman, Sachs & Co.	August 16, 2013	5,303,000 (SGD)	3,213,160 (EUR)	942	—
Goldman, Sachs & Co.	August 16, 2013	3,536,660 (SGD)	276,170,669 (JPY)	5,428	—
Goldman, Sachs & Co.	August 19, 2013	11,046,383 (USD)	110,814,000 (ZAR)	—	(83,363)
J.P. Morgan Securities, Inc.	August 19, 2013	546,022,000 (PHP)	12,727,786 (USD)	—	(52,001)
Citigroup Global Markets Inc.	August 20, 2013	2,433,592,000 (COP)	1,309,263 (USD)	—	(49,258)
Citigroup Global Markets Inc.	August 20, 2013	78,098,000 (MYR)	25,873,973 (USD)	—	(1,362,662)
Citigroup Global Markets Inc.	August 20, 2013	41,296,143 (USD)	32,056,374 (EUR)	—	(439,033)
Goldman, Sachs & Co.	August 20, 2013	2,823,845 (EUR)	3,768,251 (USD)	—	(91,801)
Goldman, Sachs & Co.	August 20, 2013	16,323,538 (EUR)	21,036,320 (USD)	215,794	—
Goldman, Sachs & Co.	August 20, 2013	38,603,467 (USD)	29,890,275 (EUR)	—	(311,599)
Goldman, Sachs & Co.	August 20, 2013	2,617,327 (USD)	1,955,198 (EUR)	71,794	—
Morgan Stanley Co.	August 20, 2013	3,787,593,000 (COP)	2,037,710 (USD)	—	(76,665)
J.P. Morgan Securities, Inc.	August 21, 2013	1,014,015 (USD)	491,189,000 (CLP)	55,431	—
Standard Charter Bank	August 21, 2013	2,431,136 (USD)	1,184,571,000 (CLP)	119,376	—
Goldman, Sachs & Co.	September 3, 2013	60,571,003 (PHP)	1,400,259 (USD)	5,046	—
J.P. Morgan Securities, Inc.	September 3, 2013	30,777,112 (PHP)	711,494 (USD)	2,564	—
Goldman, Sachs & Co.	September 10, 2013	10,287,740 (EUR)	13,612,741 (USD)	—	(217,485)
Goldman, Sachs & Co.	September 10, 2013	2,198,364 (USD)	1,670,661 (EUR)	23,063	—
Wells Fargo	September 10, 2013	2,419,000 (EUR)	3,199,962 (USD)	—	(50,279)
Wells Fargo	September 10, 2013	52,815,632 (USD)	40,186,134 (EUR)	490,867	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	September 16, 2013	72,600,000 (RUB)	2,269,814 (USD)	—	(87,206)
J.P. Morgan Securities, Inc.	September 16, 2013	2,246,496 (USD)	72,600,000 (RUB)	63,887	—
Goldman, Sachs & Co.	September 25, 2013	2,576,412 (USD)	77,550,000 (TWD)	—	(13,913)
Standard Charter Bank	September 25, 2013	2,571,286 (USD)	77,550,000 (TWD)	—	(19,038)
Goldman, Sachs & Co.	September 30, 2013	1,018,973 (NZD)	790,377 (USD)	—	(5,838)
Goldman, Sachs & Co.	September 30, 2013	5,842,226 (USD)	7,526,217 (NZD)	47,564	—
Wells Fargo	September 30, 2013	3,872,939 (USD)	4,990,000 (NZD)	30,987	—
Goldman, Sachs & Co.	October 1, 2013	30,287,229 (PHP)	699,846 (USD)	2,445	—
J.P. Morgan Securities, Inc.	October 1, 2013	61,198,656 (PHP)	1,413,462 (USD)	5,594	—
Standard Charter Bank	October 2, 2013	411,850 (USD)	449,000 (AUD)	4,192	—
Standard Charter Bank	October 2, 2013	3,461,618 (USD)	35,067,004 (ZAR)	—	(34,698)
Goldman, Sachs & Co.	December 16, 2013	72,670,000 (RUB)	2,244,807 (USD)	—	(94,845)
Goldman, Sachs & Co.	December 16, 2013	2,214,199 (USD)	72,670,000 (RUB)	64,238	—
Goldman, Sachs & Co.	January 23, 2014	2,952,100 (EUR)	3,951,221 (USD)	—	(104,551)
Goldman, Sachs & Co.	January 23, 2014	3,945,482 (USD)	2,952,100 (EUR)	98,813	—
Citigroup Global Markets Inc.	March 21, 2014	1,439,883 (EUR)	11,057,000 (HRK)	—	(39,200)
Morgan Stanley Co.	March 21, 2014	646,269 (EUR)	4,932,000 (HRK)	—	(12,263)
Citigroup Global Markets Inc.	April 2, 2014	2,152,363 (EUR)	16,502,700 (HRK)	—	(52,669)
Citigroup Global Markets Inc.	April 3, 2014	1,150,334 (EUR)	8,854,000 (HRK)	—	(33,969)
Citigroup Global Markets Inc.	May 16, 2014	398,436,798 (RUB)	11,941,759 (USD)	—	(416,798)
Standard Charter Bank	May 16, 2014	132,987,467 (RUB)	3,984,942 (USD)	—	(138,220)
Standard Charter Bank	May 27, 2014	120,465,811 (RUB)	3,635,606 (USD)	—	(156,477)
Total				3,303,468	(5,862,402)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Futures Contracts Outstanding at June 30, 2013

At June 30, 2013, $2,987,165 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
CAC 40 Index	(135)	(6,562,363)	July 2013	217,535	—
Euro-Bobl, 5-year	(143)	(23,304,211)	September 2013	203,163	—
Euro-Bund, 10-year	(21)	(3,868,398)	September 2013	55,629	—
Euro-OAT, 10-year	(278)	(47,935,402)	September 2013	1,026,751	—
Euro-SCHATZ, 2-year	(12)	(1,723,722)	September 2013	2,699	—
Japanese Government Bond, 10-year	(13)	(18,704,376)	September 2013	—	(35,279)
Nikkei 225	63	8,689,655	September 2013	291,081	—
Platinum	207	13,867,965	October 2013	73,920	—
USD Deliverable Interest Rate Swap, 10-year	(130)	(12,372,344)	September 2013	466,749	—
Total				2,337,527	(35,279)

Open Options Contracts Written at June 30, 2013

At June 30, 2013, securities totaling $374,626 were pledged as collateral to cover open options contracts written.

Issuer	Puts/Calls	Number of Contracts		Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Indian Rupee	Put	INR	364,000,000	65.00	160,160	July 2013	49
Indian Rupee	Put	INR	201,600,000	64.00	78,514	July 2013	81
Indian Rupee	Put	INR	281,600,000	64.00	117,124	July 2013	114
Indian Rupee	Call	INR	327,294,000	54.00	237,773	August 2013	1,867
Indian Rupee	Call	INR	511,000,000	55.00	484,521	August 2013	4,480
Indian Rupee	Call	INR	1,489,706,000	54.00	939,342	August 2013	8,498
U.S. Dollar	Call		3,492,000	65.00	65,126	June 2014	136,684
U.S. Dollar	Call		3,554,000	65.00	63,261	June 2014	139,111
U.S. Dollar	Call		6,894,000	67.00	136,157	June 2014	217,493
U.S. Dollar	Call		6,813,882	70.00	113,110	June 2014	156,535
U.S. Dollar	Call		5,952,000	72.00	115,766	July 2014	115,766
U.S. Dollar	Call		5,668,000	72.00	115,344	July 2014	115,344
Total							896,022

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2013

At June 30, 2013, securities totaling $159,065 were pledged as collateral to cover open credit default swap contracts. In addition, securities and cash totaling $8,147,283 were received from broker as collateral.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Republic of Croatia	December 20, 2016	1.000	185,000	11,281	(9,042)	(46)	2,193	—
JPMorgan	Kingdom of Thailand	June 20, 2017	1.000	2,000,000	(2,507)	(23,863)	(500)	—	(26,870)
Standard Chartered	Kingdom of Thailand	June 20, 2017	1.000	1,700,000	(2,130)	(28,997)	(425)	—	(31,552)
Morgan Stanley	Kingdom of Thailand	June 20, 2017	1.000	1,520,000	(1,904)	(33,626)	(380)	—	(35,910)
Citibank	Kingdom of Thailand	June 20, 2017	1.000	1,350,000	(1,691)	(26,510)	(338)	—	(28,539)
JPMorgan	People's Republic of China	June 20, 2017	1.000	2,000,000	(5,509)	(9,025)	(500)	—	(15,034)
Citibank	People's Republic of China	June 20, 2017	1.000	1,520,000	(4,187)	(20,935)	(380)	—	(25,502)
Morgan Stanley	People's Republic of China	June 20, 2017	1.000	2,200,000	(6,060)	(19,804)	(550)	—	(26,414)
JPMorgan	People's Republic of China	June 20, 2017	1.000	1,700,000	(4,683)	(15,898)	(425)	—	(21,006)
Goldman Sachs International	Republic of Colombia	June 20, 2017	1.000	1,020,000	9,180	(26,636)	(255)	—	(17,711)
Morgan Stanley	Tunisian Republic	June 20, 2017	1.000	5,300,000	485,215	(352,031)	(1,325)	131,859	—
JPMorgan	Tunisian Republic	September 20, 2017	1.000	480,000	46,991	(37,371)	(120)	9,500	—
Citibank	Republic of Croatia	December 20, 2017	1.000	1,500,000	132,578	(89,394)	(375)	42,809	—
Goldman Sachs International	Republic of Croatia	December 20, 2017	1.000	2,000,000	176,771	(119,508)	(500)	56,763	—
Morgan Stanley	Republic of Croatia	December 20, 2017	1.000	1,380,000	121,972	(79,770)	(345)	41,857	—
Morgan Stanley	Republic of Croatia	December 20, 2017	1.000	1,810,000	159,977	(111,967)	(453)	47,557	—
Citibank	Kingdom of Thailand	March 20, 2018	1.000	310,000	1,983	140	(78)	2,045	—
JPMorgan	Lebanese Republic	March 20, 2018	5.000	1,428,000	(18,983)	55,745	(1,785)	34,977	—
JPMorgan	People's Republic of China	March 20, 2018	1.000	1,200,000	5,230	17,532	(300)	22,462	—
Citibank	Republic of Croatia	March 20, 2018	1.000	1,060,000	101,343	(92,418)	(265)	8,660	—
JPMorgan	State of Qatar	March 20, 2018	1.000	865,000	(8,921)	13,733	(216)	4,596	—
Citibank	Bolivarian Republic of Venezuela	June 20, 2018	5.000	1,150,000	221,443	(129,845)	(1,438)	90,160	—
Citibank	Bolivarian Republic of Venezuela	June 20, 2018	5.000	3,420,000	658,550	(391,949)	(4,275)	262,326	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2013
Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	Bolivarian Republic of Venezuela	June 20, 2018	5.000	612,000	117,846	(71,608)	(765)	45,473	—
Citibank	Bolivarian Republic of Venezuela	June 20, 2018	5.000	1,952,000	375,874	(228,346)	(2,440)	145,088	—
Goldman Sachs International	Lebanese Republic	June 20, 2018	1.000	10,051,000	1,631,727	(1,349,251)	(2,513)	279,963	—
Goldman Sachs International	Markit iTraxx Asia Ex-Japan Investment Grade	June 20, 2018	1.000	1,963,000	45,761	(37,865)	(491)	7,405	—
Citibank	Markit iTraxx Asia Ex-Japan Investment Grade	June 20, 2018	1.000	1,472,000	34,315	(28,730)	(368)	5,217	—
Morgan Stanley	Markit iTraxx Europe Senior Financials	June 20, 2018	1.000	5,240,000	215,663	(284,443)	(1,705)	—	(70,485)
JPMorgan	Markit iTraxx Europe Subordinated Financials	June 20, 2018	5.000	2,926,000	(429,692)	313,769	(4,761)	—	(120,684)
Morgan Stanley	Markit iTraxx Europe Subordinated Financials	June 20, 2018	5.000	2,440,000	(358,322)	372,407	(3,970)	10,115	—
Morgan Stanley	Republic of Croatia	June 20, 2018	1.000	718,000	73,819	(71,997)	(180)	1,642	—
Morgan Stanley	Republic of Croatia	June 20, 2018	1.000	505,000	51,919	(49,464)	(126)	2,329	—
Citibank	Republic of Croatia	June 20, 2018	1.000	1,520,000	156,272	(140,733)	(380)	15,159	—
Morgan Stanley	Republic of Croatia	June 20, 2018	1.000	550,000	56,546	(49,337)	(138)	7,071	—
JPMorgan	Russian Federation	June 20, 2018	1.000	2,260,000	94,519	(40,439)	(565)	53,515	—
JPMorgan	Russian Federation	June 20, 2018	1.000	5,417,000	226,553	(94,430)	(1,354)	130,768	—
JPMorgan	Russian Federation	June 20, 2018	1.000	870,000	36,386	(14,047)	(218)	22,121	—
Goldman Sachs International	State of Qatar	June 20, 2018	1.000	2,900,000	(25,803)	40,658	(725)	14,130	—
Goldman Sachs International	Federative Republic of Brazil	June 20, 2022	1.000	4,500,000	415,968	(270,879)	(1,125)	143,964	—
Goldman Sachs International	Federative Republic of Brazil	June 20, 2022	1.000	415,000	38,362	(30,783)	(104)	7,475	—
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	2,000,000	125,422	(79,443)	(500)	45,479	—
Goldman Sachs International	Republic of Colombia	June 20, 2022	1.000	1,700,000	106,609	(88,876)	(425)	17,308	—
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	3,700,000	232,032	(215,025)	(925)	16,082	—
Goldman Sachs International	Republic of Colombia	June 20, 2022	1.000	4,600,000	288,472	(302,324)	(1,150)	—	(15,002)
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	2,000,000	125,422	(139,766)	(500)	—	(14,844)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2013
Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	United Mexican States	June 20, 2022	1.000	600,000	32,767	(35,303)	(150)	—	(2,686)
Citibank	United Mexican States	June 20, 2022	1.000	3,080,000	168,203	(183,815)	(770)	—	(16,382)
Citibank	United Mexican States	June 20, 2022	1.000	1,540,000	84,101	(103,941)	(385)	—	(20,225)
Goldman Sachs International	United Mexican States	June 20, 2022	1.000	1,300,000	70,995	(88,083)	(325)	—	(17,413)
Goldman Sachs International	Republic of South Africa	September 20, 2022	1.000	11,200,000	1,386,429	(1,020,343)	(2,800)	363,286	—
JPMorgan	Republic of South Africa	September 20, 2022	1.000	7,450,000	922,223	(604,060)	(1,863)	316,300	—
Citibank	Republic of South Africa	September 20, 2022	1.000	7,150,000	885,088	(589,924)	(1,788)	293,376	—
Goldman Sachs International	Republic of South Africa	September 20, 2022	1.000	7,100,000	878,897	(511,519)	(1,775)	365,603	—
Morgan Stanley	Republic of South Africa	September 20, 2022	1.000	5,470,000	677,122	(434,697)	(1,368)	241,057	—
Morgan Stanley	Russian Federation	September 20, 2022	1.000	8,530,000	909,581	(1,105,022)	(2,133)	—	(197,574)
Goldman Sachs International	Republic of South Africa	December 20, 2022	1.000	2,945,000	374,847	(271,081)	(736)	103,030	—
Citibank	Republic of South Africa	June 20, 2023	1.000	3,250,000	435,618	(290,011)	(813)	144,794	—
Total								3,555,514	(703,833)

Credit Default Swap Contracts Outstanding at June 30, 2013
Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	Republic of South Africa	September 20, 2017	1.000	1.905	12,000,000	(438,075)	276,786	3,000	—	(158,289)
Goldman Sachs International	Republic of South Africa	September 20, 2017	1.000	1.905	11,200,000	(408,870)	310,500	2,800	—	(95,570)
Goldman Sachs International	Republic of South Africa	September 20, 2017	1.000	1.905	7,100,000	(259,195)	99,822	1,775	—	(157,598)
JPMorgan	Republic of South Africa	September 20, 2017	1.000	1.905	7,450,000	(271,972)	166,027	1,863	—	(104,082)
Morgan Stanley	Republic of South Africa	September 20, 2017	1.000	1.905	5,470,000	(199,689)	100,975	1,368	—	(97,346)
Goldman Sachs International	Republic of South Africa	December 20, 2017	1.000	1.978	2,945,000	(122,288)	62,530	736	—	(59,022)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2013
Sell Protection (continued)

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	Republic of South Africa	June 20, 2018	1.000	2.101	3,250,000	(166,635)	78,313	813	—	(87,509)
JPMorgan	Republic of Turkey	September 20, 2022	1.000	2.316	8,530,000	(858,423)	475,331	2,133	—	(380,959)
Total									—	(1,140,375)

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swap Contracts Outstanding at June 30, 2013

At June 30, 2013, securities and cash totaling $374,494 were received from broker as collateral to cover open cross-currency swap contracts.

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Amount of Currency Received		Notional Amount of Currency Delivered ($)		Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 7.13% based on the notional amount of the currency received	January 6, 2021	TRY	6,173,145	USD	3,420,025	205,072	—
JPMorgan	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.89% based on the notional amount of the currency received	January 6, 2021	TRY	5,991,799	USD	3,244,071	169,406	—
Citibank	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.74% based on the notional amount of the currency received	January 6, 2021	TRY	4,505,772	USD	2,470,270	179,744	—
Goldman Sachs International	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.25% based on the notional amount of the currency received	October 16, 2020	TRY	700,000	USD	387,597	36,468	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Cross-Currency Swap Contracts Outstanding at June 30, 2013 (continued)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Amount of Currency Received		Notional Amount of Currency Delivered ($)		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.95% based on the notional amount of the currency received	January 6, 2021	TRY	7,034,290	USD	3,996,756	373,798	—
Total								964,488	—

Interest Rate Swap Contracts Outstanding at June 30, 2013

At June 30, 2013, securities totaling $129,340 were pledged as collateral to cover open interest rate swap contracts. In addition, securities and cash totaling $290,850 were received from broker as collateral.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	28-Day MXN TIIE-BANXICO	Pay	4.430	June 30, 2014	MXN	365,400,000	—	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.333	July 30, 2017	PLN	2,150,000	31,067	—
Goldman Sachs International	6-Month PLN-WIBOR-WIBO	Pay	4.345	August 1, 2017	PLN	10,990,000	160,761	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.240	August 7, 2017	PLN	26,350,000	347,689	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.300	August 10, 2017	PLN	5,648,000	79,218	—
JPMorgan Chase Bank New York	6-Month PLN-WIBOR-WIBO	Pay	4.325	August 17, 2017	PLN	5,540,000	79,375	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.400	August 20, 2017	PLN	5,440,000	83,747	—
Morgan Stanley Capital Services	6-Month PLN-WIBOR-WIBO	Pay	4.370	August 23, 2017	PLN	5,480,000	81,996	—
Citibank	6-Month PLN-WIBOR-WIBO	Receive	3.350	August 27, 2017	PLN	3,200,000	12,918	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.350	August 27, 2017	PLN	3,200,000	46,859	—
Citibank	PLN-WIBOR-WIBO	Pay	4.300	September 18, 2017	PLN	5,100,000	70,968	—
Citibank	6-Month PLN-WIBOR-WIBO	Receive	3.590	September 18, 2017	PLN	5,100,000	6,096	—
Citibank	PLN-WIBOR-WIBO	Pay	3.810	November 13, 2017	PLN	4,300,000	30,447	—
Citibank	PLN-WIBOR-WIBO	Pay	3.820	November 14, 2017	PLN	10,680,000	77,398	—
Citibank	PLN-WIBOR-WIBO	Pay	3.815	November 19, 2017	PLN	30,550,000	221,451	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Interest Rate Swap Contracts Outstanding at June 30, 2013 (continued)

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	6-Month PLN-WIBOR-WIBO	Receive	3.597	November 19, 2017	PLN	30,550,000	—	(27,557)
Goldman Sachs International	PLN-WIBOR-WIBO	Pay	3.800	November 20, 2017	PLN	10,984,000	77,255	—
Citibank London	3-Month NZD-BBR	Pay	3.815	August 13, 2022	NZD	3,859,000	—	(106,432)
Citibank London	3-Month NZD FIX-FRA	Pay	3.860	August 13, 2022	NZD	4,816,000	—	(119,482)
Citibank London	3-Month NZD BBA-LIBOR	Pay	3.970	August 13, 2022	NZD	5,350,000	—	(96,493)
Citibank New York	3-Month NZD FIX-FRA	Pay	3.899	August 13, 2022	NZD	4,820,000	—	(108,125)
Citibank New York	3-Month NZD FIX-FRA	Pay	3.798	August 30, 2022	NZD	5,202,000	—	(152,219)
Citibank	3-Month NZD-BBR	Pay	3.775	October 30, 2022	NZD	9,787,000	—	(378,276)
JPMorgan	3-Month NZD-BBR-FRA	Pay	4.140	February 25, 2023	NZD	5,952,000	—	(67,467)
JPMorgan	3-Month NZD-BBR-FRA	Pay	4.125	February 25, 2023	NZD	2,947,000	—	(36,326)
JPMorgan	3-Month NZD-BBR-FRA	Pay	4.060	June 4, 2023	NZD	3,700,000	—	(96,995)
JPMorgan	3-Month NZD-BBR-BRA	Pay	4.060	June 4, 2023	NZD	3,700,000	—	(97,145)
Total							1,407,245	(1,286,517)

Total Return Swap Contracts Outstanding at June 30, 2013

At June 30, 2013, securities totaling $10,358,779 were pledged as collateral to cover open total return swap contracts.

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered New York	Total return on Nigeria T-Bill	Floating rate based on 3-month USD LIBOR plus 1.50%	September 30, 2013	NGN	2,947,000,000	1,056,315	—

Total Return Swap Contracts on Futures at June 30, 2013

At June 30, 2013, securities totaling $238,350 were received from broker as collateral to cover open total return swap contracts on futures.

Counterparty	Reference Instrument	Expiration Date	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Citigroup	Gold 100 oz Futures	August 2013	USD	(7,270,830)	371,381	—

Notes to Consolidated Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of these securities amounted to $14,069,270 or 4.12% of net assets.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Consolidated Portfolio of Investments (continued)

(c)  Zero coupon bond.

(d)  Non-income producing.

(e)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(f)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,712,773	141,199,790	(115,060,485)	52,852,078	24,495	52,852,078

(g)  At June 30, 2013, securities and cash totaling $26,518 were received as collateral to cover open options purchased calls.

(h)  At June 30, 2013, securities and cash totaling $1,116,318 were received from broker as collateral to cover open options purchased puts.

(i)  This security, or a portion of this security, has been pledged as collateral in connection with forward foreign currency exchange contracts, options contracts and swap contracts. Those value are denoted within the investments in Derivatives section of the Consolidated Portfolio of Investments.

Currency Legend

AUD  Australian Dollar

CLP  Chilean Peso

CNH  Yuan Offshore Renminbi

COP  Colombian Peso

EUR  Euro

GBP  British Pound

HRK  Croatian Kun

HUF  Hungarian Forint

INR  Indian Rupee

JPY  Japanese Yen

LBP  Lebanese Peso

MXN  Mexican Peso

MYR  Malaysia Ringgits

NOK  Norwegian Krone

NZD  New Zealand Dollar

PEN  Peru Nuevos Soles

PHP  Philippine Peso

RON  Romania, New Lei

RSD  Serbian Dinar

RUB  Russian Rouble

SEK  Swedish Krona

SGD  Singapore Dollar

TRY  Turkish Lira

TWD  Taiwan Dollar

USD  US Dollar

ZAR  South African Rand

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	2,241,633	—	2,241,633
Inflation-Indexed Bonds	—	17,504,131	—	17,504,131
Foreign Government Obligations	—	90,222,347	—	90,222,347
Total Bonds	—	109,968,111	—	109,968,111
Equity Securities
Common Stocks
Energy	—	798,586	—	798,586
Financials	—	4,638,308	—	4,638,308
Health Care	—	960,405	—	960,405
Total Equity Securities	—	6,397,299	—	6,397,299
Short-Term Securities
Treasury Bills	107,394,329	54,432,829	—	161,827,158
Total Short-Term Securities	107,394,329	54,432,829	—	161,827,158
Other
Options Purchased Puts	—	1,853,982	—	1,853,982
Options Purchased Calls	—	56,020	—	56,020
Money Market Funds	52,852,078	—	—	52,852,078
Total Other	52,852,078	1,910,002	—	54,762,080
Investments in Securities	160,246,407	172,708,241	—	332,954,648
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	3,303,468	—	3,303,468
Futures Contracts	2,337,527	—	—	2,337,527
Swap Contracts	—	7,354,943	—	7,354,943
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,862,402)	—	(5,862,402)
Futures Contracts	(35,279)	—	—	(35,279)
Options Contracts Written	—	(896,022)	—	(896,022)
Swap Contracts	—	(3,130,725)	—	(3,130,725)
Total	162,548,655	173,477,503	—	336,026,158

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts, forward foreign currency exchange contracts and swap contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $284,778,056)	$280,102,570
Affiliated issuers (identified cost $52,852,078)	52,852,078
Total investments (identified cost $337,630,134)	332,954,648
Cash	82,865
Foreign currency (identified cost $1,846,968)	1,870,101
Margin deposits	2,987,165
Unrealized appreciation on forward foreign currency exchange contracts	3,303,468
Unrealized appreciation on swap contracts	7,354,943
Premiums paid on outstanding swap contracts	10,444,172
Receivable for:
Investments sold	3,242,470
Capital shares sold	19,852
Dividends	3,522
Interest	1,745,955
Reclaims	14,592
Variation margin	427,971
Expense reimbursement due from Investment Manager	1,132
Due from broker	11,786
Trustees' deferred compensation plan	3,228
Total assets	364,467,870
Liabilities
Option contracts written, at value (premiums received $2,626,198)	896,022
Unrealized depreciation on forward foreign currency exchange contracts	5,862,402
Unrealized depreciation on swap contracts	3,130,725
Premiums received on outstanding swap contracts	2,384,268
Payable for:
Investments purchased	10,527,010
Capital shares purchased	5
Foreign capital gains taxes deferred	71,617
Investment management fees	9,508
Distribution and/or service fees	6
Transfer agent fees	559
Administration fees	746
Compensation of board members	3,647
Chief compliance officer expenses	72
Other expenses	52,727
Trustees' deferred compensation plan	3,228
Total liabilities	22,942,542
Net assets applicable to outstanding capital stock	$341,525,328

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

Represented by
Partners' capital	$341,525,328
Total — representing net assets applicable to outstanding capital stock	$341,525,328
Class 1
Net assets	$340,592,510
Shares outstanding	34,050,916
Net asset value per share	$10.00
Class 2
Net assets	$932,818
Shares outstanding	93,480
Net asset value per share	$9.98

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$153,234
Dividends — affiliated issuers	24,495
Interest	5,098,471
Foreign taxes withheld	(40,192)
Total income	5,236,008
Expenses:
Investment management fees	1,732,469
Distribution and/or service fees
Class 2	171
Transfer agent fees
Class 1	101,869
Class 2	41
Administration fees	135,880
Compensation of board members	13,540
Custodian fees	102,019
Printing and postage fees	10,989
Professional fees	19,502
Dividends and interest on securities sold short	20,449
Chief compliance officer expenses	139
Other	17,121
Total expenses	2,154,189
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(68,866)
Total net expenses	2,085,323
Net investment income	3,150,685
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,401,445
Foreign currency translations	952,594
Forward foreign currency exchange contracts	4,778,199
Futures contracts	(2,263,878)
Options contracts written	259,431
Swap contracts	(2,765,843)
Net realized gain	2,361,948
Net change in unrealized appreciation (depreciation) on:
Investments	(15,339,069)
Foreign currency translations	(82,602)
Forward foreign currency exchange contracts	(1,785,272)
Futures contracts	2,685,177
Options contracts written	317,559
Securities sold short	942,725
Swap contracts	6,132,760
Foreign capital gains tax	71,423
Net change in unrealized appreciation (depreciation)	(7,057,299)
Net realized and unrealized loss	(4,695,351)
Net decrease in net assets from operations	$(1,544,666)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
25

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012(a)
Operations
Net investment income	$3,150,685	$5,144,995
Net realized gain (loss)	2,361,948	(8,358,434)
Net change in unrealized appreciation (depreciation)	(7,057,299)	7,967,566
Net increase (decrease) in net assets resulting from operations	(1,544,666)	4,754,127
Increase (decrease) in net assets from capital stock activity	5,226,662	333,069,205
Total increase in net assets	3,681,996	337,823,332
Net assets at beginning of period	337,843,332	20,000
Net assets at end of period	$341,525,328	$337,843,332

(a)  For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
26

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	736,242	7,526,957	34,451,540	341,167,742
Redemptions	(319,628)	(3,247,185)	(818,988)	(8,098,537)
Net increase	416,614	4,279,772	33,632,552	333,069,205
Class 2 shares
Subscriptions	93,841	953,018	—	—
Redemptions	(611)	(6,128)	—	—
Net increase	93,230	946,890	—	—
Total net increase	509,844	5,226,662	33,632,552	333,069,205

(a)  For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
27

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 1	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(a)
Per share data
Net asset value, beginning of period	$10.04		$10.00
Income from investment operations:
Net investment income	0.09		0.17
Net realized and unrealized loss	(0.13)		(0.13)
Total from investment operations	(0.04)		0.04
Net asset value, end of period	$10.00		$10.04
Total return	(0.40%)		0.40%
Ratios to average net assets(b)
Total gross expenses	1.27	%(c)	1.28	%(c)(d)
Total net expenses(e)	1.23	%(c)	1.28	%(c)(d)
Net investment income	1.85	%(c)	2.49	%(c)
Supplemental data
Net assets, end of period (in thousands)	$340,593		$337,841
Portfolio turnover	62%		57%

Notes to Consolidated Financial Highlights

(a)  For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
28

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Financial Highlights (continued)

Class 2	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(a)
Per share data
Net asset value, beginning of period	$10.03		$10.00
Income from investment operations:
Net investment income	0.08		0.15
Net realized and unrealized loss	(0.13)		(0.12)
Total from investment operations	(0.05)		0.03
Net asset value, end of period	$9.98		$10.03
Total return	(0.50%)		0.30%
Ratios to average net assets(b)
Total gross expenses	1.56	%(c)	1.48	%(c)(d)
Total net expenses(e)	1.38	%(c)	1.48	%(c)(d)
Net investment income	1.61	%(c)	2.22	%(c)
Supplemental data
Net assets, end of period (in thousands)	$933		$3
Portfolio turnover	62%		57%

Notes to Consolidated Financial Highlights

(a)  For the period from April 30, 2012 (commencement of operations) to December 31, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
29

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements

June 30, 2013 (Unaudited)

Note 1. Organization

Variable Portfolio — Eaton Vance Global Macro Advantage Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

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Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund and the amount of any initial margin held by the counterparty. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. With exchange traded purchased options and futures and centrally cleared swap contracts, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded futures and options and centrally cleared swap contracts with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in

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Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to enhance return, and as a substitute for the purchase or sale of securities. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market, and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily

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Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits on futures contracts. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. In the event of a bankruptcy or insolvency of a futures commission merchant that holds the margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, resulting in a loss. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts to protect gains and to enhance returns. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts. The maximum payout amount was $13,150,000 at June 30, 2013.

Contracts and premiums associated with options contracts written for the six months ended June 30, 2013 are as follows:

	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at December 31, 2012	2,328,000,000	1,661,637	847,200,000	355,797
Opened	413,953,882	430,963	30,988,160,000	405,471
Closed	—	—	(30,988,160,000)	(405,471)
Expired	(393,200,000)	(53,309)	—	—
Balance at June 30, 2013	2,348,753,882	2,039,291	847,200,000	355,797

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Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

Swap Contracts

Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the CCP) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statements of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contacts, the Fund has minimal credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statements of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities, increase or decrease its credit exposure to a specific debt security or basket of debt securities, and to enhance return. Additionally, credit default swap contracts were used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Consolidated Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Consolidated Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into

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Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Cross-Currency Swap Transactions

The Fund entered into cross-currency swap transactions to gain or mitigate exposure on currency risk, to hedge currency risk exposure, and to enhance return. These instruments may be used for other purposes in future periods. Cross-currency swaps are agreements between two parties that involve the exchange of one currency for another currency with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties in the currency of the principal received based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swaps may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Cross-currency swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain cross-currency swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the cross-currency swap is terminated.

The risks of cross-currency swaps include the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to produce incremental earnings, to gain exposure to or protect itself from market rate changes, or to synthetically add or subtract principal exposure to a market. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Total Return Swap Contracts

The Fund entered into total return swap contracts to obtain long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to a reference security or market without owning, taking physical custody of, or short selling such security or securities in a market.

Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain or (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

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Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

Total return swap contracts may be subject to liquidity risk, which exists when a particular swap contract is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swap contracts are subject to the risk associated with the investment in the reference securities. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the reference securities. This risk may be offset if the Fund holds any of the reference securities. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.

Total return swap contracts are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into total return swap contracts only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities. The following table presents the Fund's gross and net amount of liabilities available for offset under netting arrangements as well as any related collateral pledged by the Fund as of June 30, 2013:

Offsetting of Financial Assets and Derivative Assets

			Net Amounts	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities ($)	of Assets Presented in the Consolidated Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	3,303,468	—	3,303,468	2,612,809	658,761	—	31,898
Swap Contracts	7,354,943	—	7,354,943	3,130,725	1,455,073	1,662,858	1,106,287
Options Purchased Calls(c)	56,020	—	56,020	—	5,955	20,564	29,501
Options Purchased Puts(c)	1,853,982	—	1,853,982	—	840,048	326,271	687,663
Total	12,568,413	—	12,568,413	5,743,534	2,959,837	2,009,693	1,855,349

Offsetting of Financial Liabilities and Derivative Liabilities

			Net Amounts	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities ($)	of Liabilities Presented in the Consolidated Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	5,862,402	—	5,862,402	2,612,809	—	163,652	3,085,941
Swap Contracts	3,130,725	—	3,130,725	3,130,725	—	—	—
Options Contracts Written	896,022	—	896,022	—	—	374,626	521,396
Total	9,889,149	—	9,889,149	5,743,534	—	538,278	3,607,337

(a)  Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)  Represents the net amount due from counterparties in the event of default.

(c)  Purchased options are included within investments at value on the Consolidated Statement of Assets and Liabilities.

(d)  Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)  Represents the net amount due to counterparties in the event of default.

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Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Consolidated Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Unrealized appreciation on swap contracts	3,555,514
Credit risk	Premiums paid on outstanding credit default swap contracts	10,444,172
Equity risk	Net assets — unrealized appreciation on futures contracts	508,616	*
Foreign exchange risk	Investments at value — unaffiliated issuers (for purchased options)	1,581,940
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	3,303,468
Foreign exchange risk	Unrealized appreciation on swap contracts	964,488
Interest rate risk	Unrealized appreciation on swap contracts	2,463,560
Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	1,754,991	*
Commodity-related investment risk	Unrealized appreciation on swap contracts	371,381
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	73,920	*
Commodity-related investment risk	Investments at value — unaffiliated issuers (for purchased options)	328,062
Total		25,350,112
Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Unrealized depreciation on swap contracts	1,844,208
Credit risk	Premiums received on outstanding credit default swap contracts	2,384,268
Foreign exchange risk	Options contracts written, at value	896,022
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	5,862,402
Interest rate risk	Unrealized depreciation on swap contracts	1,286,517
Interest rate risk	Net assets — unrealized depreciation on futures contracts	35,279	*
Total		12,308,696

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Consolidated Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Consolidated Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	(3,639,025)	(3,639,025)
Equity risk	—	(587,857)	—	—	(587,857)
Foreign exchange risk	4,778,199	—	(395,757)	(455,289)	3,927,153
Interest rate risk	—	(288,275)	(297,064)	485,733	(99,606)
Commodity-related investment risk	—	(1,387,746)	—	842,738	(545,008)
Total	4,778,199	(2,263,878)	(692,821)	(2,765,843)	(944,343)

Semiannual Report 2013
37

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	4,903,755	4,903,755
Equity risk	—	234,299	—	—	234,299
Foreign exchange risk	(1,785,272)	—	(627,109)	2,922,082	509,701
Interest rate risk	—	1,821,953	—	(2,064,458)	(242,505)
Commodity-related investment risk	—	628,925	(481,508)	371,381	518,798
Total	(1,785,272)	2,685,177	(1,108,617)	6,132,760	5,924,048

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	388
Futures contracts	2,975
Options contracts	2,271
Swap contracts	11,808
Derivative Instrument	Aggregate Notional Opened ($)
Credit default swap contracts — buy protection	54,570,000
Credit default swap contracts — sell protection	8,422,000

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Consolidated Statement of Operations.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. The collateral is recorded as cash collateral held at broker in the Consolidated Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is recorded as interest expense in the Consolidated Statement of Operations and a short position is reported as a liability at fair value in the Consolidated Statement of Asset and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Consolidated Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Semiannual Report 2013
38

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Consolidated Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Consolidated Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the

Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Basis for Consolidation

VPGMA Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary operates as an investment vehicle to provide the Fund with exposure to the commodities markets consistent with the Fund's investment objective and policies as stated in its prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial Inc. (Ameriprise Financial) is responsible for the Subsidiary's day-to-day business pursuant to a separate investment management services agreement between the Subsidiary and the Investment Manager. At June 30, 2013, the Fund's investment in the Subsidiary represented $6,400,000 or 1.9% of the net assets of the Fund.

The consolidated financial statements present the portfolio holdings, financial position and results of operations of the Fund and wholly-owned subsidiary on a consolidated basis.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 1.02% to 0.90% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 1.02% of the Fund's average daily net assets.

Semiannual Report 2013
39

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Eaton Vance Management (Eaton Vance) to subadvise the assets of the Fund. The Investment Manager compensates Eaton Vance to manage the investments of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	May 1, 2013 through April 30, 2014	Prior to May 1, 2013
Class 1	1.13%	1.31%
Class 2	1.38	1.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $111,763,222 and $85,427,963, respectively, for the six months ended June 30, 2013.

Semiannual Report 2013
40

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

Note 5. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 97.5% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 8. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Short Selling Risk

The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the

Semiannual Report 2013
41

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2013 (Unaudited)

SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
42

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Board Consideration and Approval of Advisory Agreement
and Subadvisory Agreement

On June 14, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") and the Subadvisory Agreement (the "Subadvisory Agreement") between Eaton Vance Management (the "Subadviser") with respect to Variable Portfolio — Eaton Vance Global Macro Advantage Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement and the Subadvisory Agreement (collectively, the "Agreements").

In connection with their deliberations regarding the continuation of the Agreements, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Agreements. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Agreements for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Agreements. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Agreements for the Fund included the following:

•  Information on the investment performance of the Fund from the date of its inception through December 31, 2012, including performance relative to a group of mutual funds determined to be comparable to the Fund by an independent third party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by the independent third-party data provider);

•  The terms and conditions of the Agreements;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;

Semiannual Report 2013
43

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Board Consideration and Approval of Advisory Agreement
and Subadvisory Agreement (continued)

•  Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services, including an assessment of the Investment Manager's and the Subadviser's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and the Subadviser and their affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and the Subadviser and their affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager's and the Subadviser's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. The Committee and the Board also noted that the Board had approved each Subadviser's code of ethics and compliance program, and that the Chief Compliance Officer of the Funds monitors each code of ethics and compliance program.

The Committee and the Board considered the diligence and selection process undertaken to select the Subadviser, including the Investment Manager's rationale for recommending approval of the Subadvisory Agreement, and the process for monitoring the Subadviser's ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into a new Subadvisory Agreement without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Agreements.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund from its date of inception through December 31, 2012, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. Because the Fund did not have a complete year of performance from its date of inception, the Committee and the Board did not have information regarding the percentile ranking of the Fund's performance relative to the returns of a group of comparable funds. However, the Committee and the Board expected to consider, in connection with their next review and consideration of the continuation of the Agreements, the investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the independent third party data provider, and a benchmark. The Committee and the Board also considered the expected volatility of the Subadviser's performance, and the Subadviser's expected contribution to the overall performance and volatility of the Fund under varying market conditions. In this regard, the Committee and the Board noted that the Fund is

Semiannual Report 2013
44

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Board Consideration and Approval of Advisory Agreement
and Subadvisory Agreement (continued)

intended to serve as an underlying fund in a fund-of-funds structure, and considered the percentage of each fund-of-funds that was expected to be invested in funds advised solely by the Investment Manager.

The Committee and the Board also considered the Investment Manager's and Subadviser's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser supported the continuation of the Agreements.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Agreements, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are both ranked in the fifth quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Agreements.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Agreements.

Semiannual Report 2013
45

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Board Consideration and Approval of Advisory Agreement
and Subadvisory Agreement (continued)

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager and the Subadviser of services to the Fund, to groups of related funds, and to the Investment Manager's and the Subadviser's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager and/or the Subadviser in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

The Committee and the Board noted that the breakpoints in the Advisory Agreement did not occur at the same levels as the breakpoints in the Subadvisory Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Advisory Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser's ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as a new Subadviser might need to be added as the Fund grows, increasing the Investment Manager's cost of compensating and overseeing the Fund's Subadviser.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Agreements.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Agreements.

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Semiannual Report 2013
48

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
49

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objective, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1474 D (8/13)

Semiannual Report

June 30, 2013

Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Consolidated Portfolio of Investments	5
Consolidated Statement of Assets and Liabilities	8
Consolidated Statement of Operations	10
Consolidated Statement of Changes in Net Assets	11
Consolidated Financial Highlights	13
Notes to Consolidated Financial Statements	15
Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement	22
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Performance Overview

(Unaudited)

Performance Summary

>  Variable Portfolio — Goldman Sachs Commodity Strategy Fund (the Fund) Class 2 shares returned -10.71% for the six-month period ended June 30, 2013.

>  The Fund underperformed its benchmark, the Dow Jones-UBS Commodity Index Total Return, which returned -10.47% during the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2013)

	Inception	6 Months cumulative	Life
Class 1	10/05/12	-10.70	-14.99
Class 2	10/05/12	-10.71	-15.08
Dow Jones-UBS Commodity Index Total Return (USD)		-10.47	-15.73

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Dow Jones-UBS Commodity Index Total Return is a total return index based on the Dow Jones-UBS Commodity Index, which is a broadly diversified index composed of futures contracts on physical commodities that allows investors to track commodity futures through a single, simple measure.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Portfolio Overview

(Unaudited)

Commodities Market Exposure (%) (at June 30, 2013)(a)
Commodities Derivative Contracts
Energy	36.9
Grains	21.6
Industrial Metals	15.9
Precious Metals	11.7
Softs (Cocoa, Coffee, Cotton and Sugar)	8.2
Livestock	5.7
Total Notional Market Value of Commodities Derivative Contracts	100.0

(a) Reflects notional market value of commodities derivative contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each commodities derivative contract are shown in the Consolidated Portfolio of Investments. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the consolidated financial statements.

Other Portfolio Holdings (%) (at June 30, 2013)(b)
Affiliated Money Market Fund	20.0
U.S. Treasury Bills	47.6
U.S. Government & Agency Obligations	28.5
Other Assets and Liabilities	3.9
Total Net Assets	100.0

(b) Percentage based upon net assets. At period end, the Fund held investments in an affiliated money market fund, U.S. Treasury Bills and U.S. Government and U.S. Government agency obligations, which have been segregated to cover obligations relating to the Fund's investments in open derivatives contracts which provide exposure to the commodities market. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the consolidated financial statements.

Portfolio Management

Goldman Sachs Asset Management, L.P.

Sam Finkelstein

Steve Lucas

Michael Johnson

John Calvaruso, CFA

Semiannual Report 2013
3

Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2013 — June 30, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	893.00	1,021.09	3.25	3.47	0.70
Class 2	1,000.00	1,000.00	892.90	1,019.67	4.60	4.90	0.99

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013
4

Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Consolidated Portfolio of Investments

June 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

U.S. Government & Agency Obligations 28.5%

Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal Home Loan Banks 07/03/13	0.050%	66,999,404	66,999,557
Federal Home Loan Mortgage Corp. 07/10/13	0.040%	66,998,363	66,999,159
Federal National Mortgage Association 08/07/13	0.040%	24,997,156	24,998,951
Total U.S. Government & Agency Obligations (Cost: $158,994,923)			158,997,667

Treasury Bills 47.6%

U.S. Treasury Bills 07/11/13	0.020%	264,995,142	264,998,123
Total Treasury Bills (Cost: $264,995,142)			264,998,123

Money Market Funds 20.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.106% (a)(b)	111,514,036	111,514,036
Total Money Market Funds (Cost: $111,514,036)		111,514,036
Total Investments (Cost: $535,504,101)		535,509,826
Other Assets & Liabilities, Net		21,761,795
Net Assets		557,271,621

Investments in Derivatives

Total Return Swap Contracts Outstanding at June 30, 2013

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Macquarie Bank Limited	Total return based on the Dow Jones-UBS Commodity Index 3 Month Forward	Fixed Rate of 0.29%	October 4, 2013	USD	(44,916,229)	—	(2,339,629)
Macquarie Bank Limited	Total return based on the Dow Jones-UBS Commodity Index 3 Month Forward	Fixed Rate of 0.29%	October 4, 2013	USD	(2,356,908)	—	(122,768)
Deutsche Bank	Total return based on the Deutsche Bank LCI Commodity Index	Fixed Rate of 0.25%	February 10, 2014	USD	(69,156,450)	—	(3,248,913)
Deutsche Bank	Total return based on the Deutsche Bank LCI Commodity Index	Fixed Rate of 0.25%	February 10, 2014	USD	(72,974,267)	—	(3,428,271)
Deutsche Bank	Total return based on the Deutsche Bank LCI Commodity Index	Fixed Rate of 0.25%	February 10, 2014	USD	(74,360,159)	—	(3,493,379)
Deutsche Bank	Total return based on the Deutsche Bank LCI Commodity Index	Fixed Rate of 0.25%	February 10, 2014	USD	(9,621,228)	—	(451,997)
Deutsche Bank	Total return based on the Deutsche Bank LCI Commodity Index	Fixed Rate of 0.25%	February 10, 2014	USD	(7,632,436)	—	(358,566)
Deutsche Bank	Total return based on the Deutsche Bank LCI Commodity Index	Fixed Rate of 0.25%	February 10, 2014	USD	(76,157,384)	—	(3,577,811)
CIBC Securities	Total return based on the Dow Jones-UBS Commodity Index 6 Month Forward	Fixed Rate of 0.20%	October 28, 2013	USD	(242,010,865)	—	(11,181,667)
Total						—	(28,203,001)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Notes to Consolidated Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at June 30, 2013.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	91,437,192	1,013,176,263	(993,099,419)	111,514,036	121,589	111,514,036

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1— Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2— Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3— Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2013 (Unaudited)

Fair Value Measurements (continued)

back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Short-Term Securities
U.S. Government & Agency Obligations	—	158,997,667	—	158,997,667
Treasury Bills	264,998,123	—	—	264,998,123
Total Short-Term Securities	264,998,123	—	—	423,995,790
Other
Money Market Funds	111,514,036	—	—	111,514,036
Total Other	111,514,036	—	—	111,514,036
Investments in Securities	376,512,159	158,997,667	—	535,509,826
Derivatives
Liabilities
Swap Contracts	—	(28,203,001)	—	(28,203,001)
Total	376,512,159	130,794,666	—	507,306,825

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $423,990,065)	$423,995,790
Affiliated issuers (identified cost $111,514,036)	111,514,036
Total investments (identified cost $535,504,101)	535,509,826
Cash collateral held at broker	58,135,000
Receivable for:
Capital shares sold	10,418
Dividends	8,710
Trustees' deferred compensation plan	1,482
Other assets	3,021
Total assets	593,668,457
Liabilities
Unrealized depreciation on swap contracts	28,203,001
Payable for:
Capital shares purchased	8,156,196
Investment management fees	8,513
Distribution and/or service fees	2
Transfer agent fees	938
Administration fees	1,241
Compensation of board members	2,977
Chief compliance officer expenses	71
Other expenses	22,415
Trustees' deferred compensation plan	1,482
Total liabilities	36,396,836
Net assets applicable to outstanding capital stock	$557,271,621
Represented by
Paid-in capital	$626,877,676
Undistributed net investment income	5,730,052
Accumulated net realized loss	(47,138,831)
Unrealized appreciation (depreciation) on:
Investments	5,725
Swap contracts	(28,203,001)
Total — representing net assets applicable to outstanding capital stock	$557,271,621

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities (continued)

June 30, 2013 (Unaudited)

Class 1
Net assets	$556,954,629
Shares outstanding	65,443,292
Net asset value per share	$8.51
Class 2
Net assets	$316,992
Shares outstanding	37,313
Net asset value per share	$8.50

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Consolidated Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	121,589
Interest	106,228
Total income	227,817
Expenses:
Investment management fees	1,475,048
Distribution and/or service fees
Class 2	69
Transfer agent fees
Class 1	163,105
Class 2	16
Administration fees	215,247
Compensation of board members	8,784
Custodian fees	8,854
Printing and postage fees	12,514
Professional fees	17,070
Chief compliance officer expenses	134
Other	4,820
Total expenses	1,905,661
Net investment loss	(1,677,844)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(7,349,509)
Swap contracts	(39,789,322)
Net realized loss	(47,138,831)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,525)
Swap contracts	(20,795,105)
Net change in unrealized appreciation (depreciation)	(20,798,630)
Net realized and unrealized loss	(67,937,461)
Net decrease in net assets from operations	$(69,615,305)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012(a)
Operations
Net investment loss	$(1,677,844)	$(291,772)
Net realized loss	(47,138,831)	(3,094,707)
Net change in unrealized appreciation (depreciation)	(20,798,630)	(7,398,646)
Net decrease in net assets resulting from operations	(69,615,305)	(10,785,125)
Increase (decrease) in net assets from capital stock activity	286,340,340	351,311,697
Total increase in net assets	216,725,035	340,526,572
Net assets at beginning of period	340,546,586	20,014 (b)
Net assets at end of period	$557,271,621	$340,546,586
Undistributed net investment income	$5,730,052	$7,407,896

(a) For the period from October 5, 2012 (commencement of operations) to December 31, 2012.

(b)  Initial capital of $20,000 was contributed on April 17, 2012. During the period from April 17, 2012 to October 5, 2012 (commencement of operations), the Fund had an increase in net assets of $14 resulting from earnings on the initial capital contribution which was invested in an affiliated money market fund.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets (continued)

	Six months ended June 30, 2013 (Unaudited)		Year ended December 31, 2012(a)
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class 1 shares
Subscriptions	36,885,390	350,067,479	36,080,833	354,582,419
Redemptions	(7,186,379)	(64,058,133)	(338,302)	(3,270,722)
Net increase	29,699,011	286,009,346	35,742,531	351,311,697
Class 2 shares
Subscriptions	37,132	331,626	—	—
Redemptions	(69)	(632)	—	—
Net increase	37,063	330,994	—	—
Total net increase	29,736,074	286,340,340	35,742,531	351,311,697

(a)  For the period from October 5, 2012 (commencement of operations) to December 31, 2012.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Consolidated Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 1	Six months ended June 30, 2013 (Unaudited)		Year ended December 31, 2012(a)
Per share data
Net asset value, beginning of period	$9.53		$10.01
Income from investment operations:
Net investment loss	(0.03)		(0.01)
Net realized and unrealized loss	(0.99)		(0.47)
Total from investment operations	(1.02)		(0.48)
Net asset value, end of period	$8.51		$9.53
Total return	(10.70%)		(4.80%)
Ratios to average net assets(b)
Total gross expenses	0.70	%(c)	0.78	%(c)
Total net expenses(d)	0.70	%(c)	0.78	%(c)
Net investment loss	(0.62	%)(c)	(0.64	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$556,955		$340,544
Portfolio turnover	0%		0%

Notes to Consolidated Financial Highlights

(a)  For the period from October 5, 2012 (commencement of operations) to December 31, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Consolidated Financial Highlights (continued)

Class 2	Six months ended June 30, 2013 (Unaudited)		Year ended December 31, 2012(a)
Per share data
Net asset value, beginning of period	$9.52		$10.01
Income from investment operations:
Net investment loss	(0.04)		(0.02)
Net realized and unrealized loss	(0.98)		(0.47)
Total from investment operations	(1.02)		(0.49)
Net asset value, end of period	$8.50		$9.52
Total return	(10.71%)		(4.90%)
Ratios to average net assets(b)
Total gross expenses	0.99	%(c)	1.02	%(c)
Total net expenses(d)	0.99	%(c)	1.02	%(c)
Net investment loss	(0.91	%)(c)	(0.83	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$317		$2
Portfolio turnover	0%		0%

Notes to Consolidated Financial Highlights

(a)  For the period from October 5, 2012 (commencement of operations) to December 31, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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14

Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Notes to Consolidated Financial Statements

June 30, 3013 (Unaudited)

Note 1. Organization

Variable Portfolio — Goldman Sachs Commodity Strategy Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in

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Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 3013 (Unaudited)

whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund and the amount of any initial margin held by the counterparty. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. With exchange traded purchased options and futures and centrally cleared swap contracts, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded futures and options and centrally cleared swap contracts with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed

Semiannual Report 2013
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Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 3013 (Unaudited)

to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Total Return Swap Contracts

The Fund entered into total return swap contracts to obtain long exposure to the total return of a reference commodity index or a basket of reference commodities in return for an agreed upon swap replication fee, typically expressed in basis points per annum of notional exposure. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to a reference security or market without owning, taking physical custody of, or short selling such security or securities in a market.

Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain or (loss). Periodic payments received (or made)

by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap contracts may be subject to liquidity risk, which exists when a particular swap contract is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swap contracts are subject to the risk associated with the investment in the reference securities. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the reference securities. This risk may be offset if the Fund holds any of the reference securities. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.

Total return swap contracts are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into total return swap contracts only with counterparties that meet prescribed levels of creditworthiness, as determined by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

At June 30, 2013, the Fund had posted $58,135,000 cash as collateral for total return swap transactions.

Offsetting of Derivative Assets and Derivative Liabilities

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities. The following table presents the Fund gross and net amount of liabilities available for offset under netting arrangements as well as any related collateral pledged by the Fund as of June 30, 2013:

			Net Amounts of	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities ($)	Liabilities Presented in the Consolidated Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(b)
Liability Derivatives:
Swap contracts	28,203,001		28,203,001	—	28,203,001	—	—

(a)  Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(b)  Represents the net amount due to counterparties in the event of default.

Semiannual Report 2013
17

Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 3013 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the consolidated financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Consolidated Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2013:

Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Unrealized depreciation on swap contracts	28,203,001

The following table indicates the effect of derivative instruments in the Consolidated Statement of Operations for the six months ended June 30, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Swap Contracts ($)
Equity risk	(39,789,322)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Swap Contracts ($)
Equity risk	(20,795,105)

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2013:

Derivative Instrument	Contracts Opened
Swap contracts	18

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Basis for Consolidation

VPCS Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary operates as an investment vehicle to provide the Fund with exposure to the commodities markets consistent with the Fund's investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to

Semiannual Report 2013
18

Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 3013 (Unaudited)

receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The Investment Manager is responsible for the Subsidiary's day-to-day business pursuant to a separate investment management services agreement between the Subsidiary and the Investment Manager. At June 30, 2013, the Fund's investment in the Subsidiary represented $182,731,592 or 32.8% of the net assets of the Fund.

The consolidated financial statements present the portfolio holdings, financial position and results of operations of the Fund and wholly-owned subsidiary on a consolidated basis.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.55% to 0.44% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2013 was 0.54% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Goldman Sachs Asset Management, L.P. (GSAM) to subadvise the assets of the Fund. The Investment Manager compensates GSAM to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2013 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges

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Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 3013 (Unaudited)

from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through April 30, 2014
Class 1	0.94%
Class 2	1.19

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2013, the cost of investments for federal income tax purposes was approximately $535,504,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,000
Unrealized depreciation	$—
Net unrealized appreciation	$6,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $0 and $0, respectively, for the period ended June 30, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2013, affiliated shareholder accounts owned 100.0% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2013.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

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Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 3013 (Unaudited)

Note 10. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Commodity — Related Investment Risk

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Fund's investments to greater volatility than other types of investments. Limited or no active trading market may exist for certain commodities investments, which may impair the Fund's ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument may not perform or be unable to perform in accordance with the terms of the instrument. Subsidiaries making commodity-related investments will not generally be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, which can be adversely affected by developments in that jurisdiction.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Board Consideration and Approval of
Advisory Agreement and Subadvisory Agreement

On June 14, 2013, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") and the Subadvisory Agreement (the "Subadvisory Agreement") between Goldman Sachs Asset Management, L.P. (the "Subadviser") with respect to Variable Portfolio — Goldman Sachs Commodity Strategy Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement and the Subadvisory Agreement (collectively, the "Agreements").

In connection with their deliberations regarding the continuation of the Agreements, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2013, April 24, 2013 and June 13, 2013, and at the Board meeting held on June 14, 2013. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2013, the Committee recommended that the Board approve the continuation of the Agreements. On June 14, 2013, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Agreements for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Agreements. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Agreements for the Fund included the following:

•  Information on the investment performance of the Fund from the date of its inception through December 31, 2012;

•  Information on the Fund's advisory fees and total expenses;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Agreements;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of comparable portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services, including an assessment of the Investment Manager's and the Subadviser's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2013
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Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Board Consideration and Approval of
Advisory Agreement and Subadvisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and the Subadviser and their affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and the Subadviser and their affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager's and the Subadviser's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. The Committee and the Board also noted that the Board had approved the Subadviser's code of ethics and compliance program, and that the Chief Compliance Officer of the Fund monitors the code of ethics and compliance program.

The Committee and the Board considered the diligence and selection process undertaken to select the Subadviser, including the Investment Manager's rationale for recommending approval of the Subadvisory Agreement, and the process for monitoring the Subadviser's ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into a new Subadvisory Agreement without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Agreements.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund from its date of inception through December 31, 2012. Because the Fund did not have a complete year of performance from its date of inception, the Committee and the Board did not have information regarding the percentile ranking of the Fund's performance relative to the returns of a group of comparable funds. However, the Committee and the Board expected to consider, in connection with their next review and consideration of the continuation of the Agreements, the investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the independent third party data provider, and a benchmark. The Committee and the Board also considered the expected volatility of the Subadviser's performance, and the Subadviser's expected contribution to the overall performance and volatility of the Fund under varying market conditions. In this regard, the Committee and the Board noted that the Fund is intended to serve as an underlying fund in a fund-of-funds structure, and considered the percentage of each fund-of-funds that was expected to be invested in funds advised solely by the Investment Manager.

The Committee and the Board also considered the Investment Manager's and Subadviser's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser supported the continuation of the Agreements.

Semiannual Report 2013
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Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Board Consideration and Approval of
Advisory Agreement and Subadvisory Agreement (continued)

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Agreements, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Agreements.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the Fund, the expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Agreements.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager and the Subadviser of services to the Fund, to groups of related funds, and to the Investment Manager's and the Subadviser's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager and/or the Subadviser in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

The Committee and the Board noted that the breakpoints in the Advisory Agreement did not occur at the same levels as the breakpoints in the Subadvisory Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the

Semiannual Report 2013
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Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Board Consideration and Approval of
Advisory Agreement and Subadvisory Agreement (continued)

Board also noted the potential challenges of seeking to tailor the Advisory Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser's ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as a new Subadviser might need to be added as the Fund grows, increasing the Investment Manager's cost of compensating and overseeing the Fund's Subadviser.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Agreements.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Agreements.

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Variable Portfolio — Goldman Sachs Commodity Strategy Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
29

Variable Portfolio — Goldman Sachs Commodity Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1885_A_(8/13)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 15, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 15, 2013